GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 95.0%
Automobiles & Components — 1.9%
American Axle & Manufacturing Holdings, Inc.*	3,279	$ 25,642
Aptiv PLC (Jersey)*	21,945	2,043,738
BorgWarner, Inc.	13,683	550,741
Ford Motor Co.(a)	241,846	2,812,669
General Motors Co.(a)	134,546	4,526,127
Harley-Davidson, Inc.	3,079	128,086
Lear Corp.	1,913	237,250
Magna International, Inc. (Canada)	5,264	295,732
Modine Manufacturing Co.*	4,790	95,129
		10,715,114
Capital Goods — 8.7%
3M Co.	18,417	2,208,567
A. O. Smith Corp.	4,460	255,290
Advanced Drainage Systems, Inc.	10,412	853,472
Allison Transmission Holdings, Inc.	1,173	48,797
Apogee Enterprises, Inc.	156	6,936
Arcosa, Inc.	280	15,215
Array Technologies, Inc.*	7,999	154,621
Atkore, Inc.*	288	32,665
Boise Cascade Co.	7,276	499,643
Builders FirstSource, Inc.*	12,373	802,760
CAE, Inc. (Canada)*	4,626	89,467
Carrier Global Corp.	23,587	972,964
Caterpillar, Inc.	5,255	1,258,888
Chart Industries, Inc.*	13,773	1,587,063
Crane Holdings Co.	1,987	199,594
Cummins, Inc.	1,616	391,541
Deere & Co.	3,257	1,396,471
Donaldson Co., Inc.	5,092	299,766
Dover Corp.	5,350	724,443
EMCOR Group, Inc.	3,282	486,097
Emerson Electric Co.	14,500	1,392,870
Encore Wire Corp.	15,244	2,096,965
Enerpac Tool Group Corp.	7,527	191,562
EnPro Industries, Inc.	14	1,522
Fastenal Co.	9,942	470,455
Fortive Corp.	9,886	635,175
Fortune Brands Innovations, Inc.	15,594	890,573
Generac Holdings, Inc.*	1,142	114,954
General Dynamics Corp.(a)	7,970	1,977,437
General Electric Co.	14,652	1,227,691
HEICO Corp.	2,080	319,571
Honeywell International, Inc.	1,414	303,020
Howmet Aerospace, Inc.	15,907	626,895
Hubbell, Inc.	8,540	2,004,167
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
IDEX Corp.	2,180	$ 497,759
Illinois Tool Works, Inc.	1,784	393,015
Janus International Group, Inc.*	1,510	14,375
Johnson Controls International PLC (Ireland)	6,449	412,736
Kennametal, Inc.	9,494	228,426
Lincoln Electric Holdings, Inc.	3,894	562,644
Lockheed Martin Corp.(a)	8,274	4,025,218
Masco Corp.	15,870	740,653
Moog, Inc., Class A	1,509	132,430
Mueller Industries, Inc.	25,095	1,480,605
Nordson Corp.	4,188	995,571
nVent Electric PLC (Ireland)	3,090	118,872
Otis Worldwide Corp.	8,969	702,362
PACCAR, Inc.	8,602	851,340
Parsons Corp.*	975	45,094
Pentair PLC (Ireland)	12,762	574,035
Quanex Building Products Corp.	113	2,676
Quanta Services, Inc.	4,780	681,150
Rocket Lab USA, Inc.*	77,693	292,903
Rockwell Automation, Inc.	3,240	834,527
Snap-on, Inc.	896	204,727
Terex Corp.	7,645	326,594
Textron, Inc.	32,747	2,318,488
Trane Technologies PLC (Ireland)	3,079	517,549
Trex Co., Inc.*	4,217	178,506
UFP Industries, Inc.	8,219	651,356
United Rentals, Inc.*	340	120,843
Valmont Industries, Inc.	968	320,088
Veritiv Corp.	8,300	1,010,193
Wabash National Corp.	14,188	320,649
Watsco, Inc.	578	144,153
Westinghouse Air Brake Technologies Corp.	6,421	640,880
WillScot Mobile Mini Holdings Corp.*	30,082	1,358,804
WW Grainger, Inc.	4,130	2,297,312
Xylem, Inc.	6,321	698,913
		49,232,563
Commercial & Professional Services — 1.3%
Barrett Business Services, Inc.	14	1,306
CBIZ, Inc.*	469	21,973
Copart, Inc.*	22,271	1,356,081
Deluxe Corp.	1,945	33,026
First Advantage Corp.*	1,417	18,421
Franklin Covey Co.*	69	3,227
Korn Ferry	6,095	308,529

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Leidos Holdings, Inc.	3,221	$ 338,817
Matthews International Corp., Class A	747	22,739
Robert Half International, Inc.	7,777	574,176
Rollins, Inc.	24,651	900,748
Tetra Tech, Inc.	6,983	1,013,862
Thomson Reuters Corp. (Canada)	3,919	447,040
TriNet Group, Inc.*	4,984	337,915
Verisk Analytics, Inc.	3,213	566,837
Viad Corp.*	39	951
Waste Management, Inc.	8,385	1,315,439
		7,261,087
Consumer Durables & Apparel — 2.0%
Cavco Industries, Inc.*	2,418	547,072
Crocs, Inc.*	5,679	615,774
DR Horton, Inc.	11,219	1,000,062
Ethan Allen Interiors, Inc.	1,233	32,576
Garmin Ltd. (Switzerland)	4,275	394,540
GoPro, Inc., Class A*	54,679	272,301
Kontoor Brands, Inc.	4,515	180,555
Leggett & Platt, Inc.	13,082	421,633
Malibu Boats, Inc., Class A*	3,783	201,634
NIKE, Inc., Class B	20,207	2,364,421
NVR, Inc.*	177	816,427
Skyline Champion Corp.*	8,982	462,663
Steven Madden Ltd.	6,957	222,346
Tapestry, Inc.	50,745	1,932,369
Under Armour, Inc., Class C*	42,800	381,776
Vista Outdoor, Inc.*	28,772	701,174
Whirlpool Corp.	6,005	849,467
		11,396,790
Consumer Services — 3.1%
Adtalem Global Education, Inc.*	14,231	505,201
Airbnb, Inc., Class A*	13,342	1,140,741
Aramark	9,255	382,602
Bloomin' Brands, Inc.	8,006	161,081
Booking Holdings, Inc.*	760	1,531,613
Boyd Gaming Corp.	992	54,094
Bright Horizons Family Solutions, Inc.*	8,314	524,613
Caesars Entertainment, Inc.*	42,062	1,749,779
Chipotle Mexican Grill, Inc.*	460	638,245
Dine Brands Global, Inc.	538	34,755
Domino's Pizza, Inc.	3,542	1,226,949
Expedia Group, Inc.*	19,992	1,751,299
Golden Entertainment, Inc.*	20	748
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Graham Holdings Co., Class B	135	$ 81,568
Hilton Worldwide Holdings, Inc.	454	57,367
International Game Technology PLC (United Kingdom)	2,765	62,710
Life Time Group Holdings, Inc.*	6,456	77,214
McDonald's Corp.(a)	11,251	2,964,976
MGM Resorts International	27,944	936,962
Monarch Casino & Resort, Inc.*	160	12,302
Papa John's International, Inc.	5,595	460,525
Penn Entertainment, Inc.*	24,420	725,274
Starbucks Corp.(a)	19,712	1,955,430
Strategic Education, Inc.	2,059	161,261
Texas Roadhouse, Inc.	371	33,743
Yum! Brands, Inc.	3,001	384,368
		17,615,420
Diversified Financials — 2.5%
Affiliated Managers Group, Inc.	1,941	307,513
AssetMark Financial Holdings, Inc.*	89	2,047
Berkshire Hathaway, Inc., Class B*	7,911	2,443,708
BlackRock, Inc.	2,229	1,579,536
CME Group, Inc.	1,879	315,973
FactSet Research Systems, Inc.	245	98,296
Franklin Resources, Inc.	62,778	1,656,084
Intercontinental Exchange, Inc.(a)	25,862	2,653,183
MarketAxess Holdings, Inc.	1,502	418,893
MSCI, Inc.	1,803	838,701
Nasdaq, Inc.	26,983	1,655,407
Open Lending Corp., Class A*	43,190	291,532
T Rowe Price Group, Inc.(a)	19,836	2,163,314
		14,424,187
Energy — 5.5%
Antero Resources Corp.*	32,077	994,066
APA Corp.	19,781	923,377
Arch Resources, Inc.	5,888	840,748
Baker Hughes Co.	36,601	1,080,828
Cheniere Energy, Inc.	9,509	1,425,970
Chevron Corp.(a)	16,204	2,908,456
Comstock Resources, Inc.	46,744	640,860
ConocoPhillips	12,708	1,499,544
CONSOL Energy, Inc.	10,239	665,535
Crescent Point Energy Corp. (Canada)	42,971	307,243
CVR Energy, Inc.	4,120	129,121
Denbury, Inc.*	4,285	372,881
DHT Holdings, Inc. (Marshall Islands)	76,849	682,419

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Dril-Quip, Inc.*	5,700	$ 154,869
Enbridge, Inc. (Canada)	3,429	134,074
Enerplus Corp. (Canada)	21,637	381,893
EOG Resources, Inc.	3,577	463,293
EQT Corp.	26,303	889,830
Equitrans Midstream Corp.	21,568	144,506
Exxon Mobil Corp.(a)	25,531	2,816,069
FLEX LNG Ltd. (Bermuda)	8,811	288,032
Helmerich & Payne, Inc.	7,755	384,415
Hess Corp.	911	129,198
Imperial Oil Ltd. (Canada)	5,887	286,932
Kinder Morgan, Inc.	69,813	1,262,219
Kosmos Energy Ltd.*	32,153	204,493
Marathon Oil Corp.	35,201	952,891
Marathon Petroleum Corp.(a)	17,242	2,006,796
Murphy Oil Corp.	5,944	255,651
Nabors Industries Ltd. (Bermuda)*	1,234	191,110
NexTier Oilfield Solutions, Inc.*	16,068	148,468
Nordic American Tankers Ltd. (Bermuda)	44,566	136,372
Occidental Petroleum Corp.	43,732	2,754,679
Oceaneering International, Inc.*	5,855	102,404
Patterson-UTI Energy, Inc.	323	5,439
Pembina Pipeline Corp. (Canada)	5,199	176,506
Phillips 66	1,061	110,429
Pioneer Natural Resources Co.	5,416	1,236,960
Range Resources Corp.	19,075	477,257
Suncor Energy, Inc. (Canada)	12,373	392,595
Talos Energy, Inc.*	9,514	179,624
TechnipFMC PLC (United Kingdom)*	22,511	274,409
US Silica Holdings, Inc.*	44,787	559,837
Valaris Ltd. (Bermuda)*	742	50,174
Valero Energy Corp.	2,720	345,059
Vermilion Energy, Inc. (Canada)	7,275	128,768
W&T Offshore, Inc.*	43,046	240,197
Weatherford International PLC (Ireland)*	7,000	356,440
		31,092,936
Food & Staples Retailing — 1.7%
Albertsons Cos., Inc., Class A	16,238	336,776
Casey's General Stores, Inc.	2,964	664,973
Costco Wholesale Corp.(a)	5,350	2,442,275
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	50,715	—
Kroger Co. (The)	13,344	594,876
PriceSmart, Inc.	661	40,176
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sysco Corp.	8,046	$ 615,117
US Foods Holding Corp.*	23,316	793,210
Walgreens Boots Alliance, Inc.	15,890	593,650
Walmart, Inc.(a)	25,690	3,642,585
		9,723,638
Food, Beverage & Tobacco — 3.4%
Altria Group, Inc.	39,829	1,820,584
Archer-Daniels-Midland Co.	14,427	1,339,547
Boston Beer Co., Inc. (The), Class A*	2,071	682,436
Brown-Forman Corp., Class B	1,713	112,510
Bunge Ltd. (Bermuda)	10,075	1,005,183
Cal-Maine Foods, Inc.	16,730	910,949
Campbell Soup Co.	7,965	452,014
Celsius Holdings, Inc.*	2,579	268,319
Coca-Cola Co. (The)(a)	47,651	3,031,080
Constellation Brands, Inc., Class A	3,055	707,996
Dole PLC (Ireland)	850	8,203
Fresh Del Monte Produce, Inc. (Cayman Islands)	144	3,771
General Mills, Inc.(a)	11,069	928,136
Kellogg Co.	10,068	717,244
Keurig Dr Pepper, Inc.	41,659	1,485,560
Lamb Weston Holdings, Inc.	8,898	795,125
MGP Ingredients, Inc.	383	40,744
Molson Coors Beverage Co., Class B	93	4,791
Monster Beverage Corp.*	2,395	243,164
PepsiCo, Inc.(a)	9,684	1,749,511
Philip Morris International, Inc.	10,616	1,074,445
Pilgrim's Pride Corp.*	33,742	800,698
Primo Water Corp. (Canada)	11,008	171,064
TreeHouse Foods, Inc.*	3,327	164,287
Tyson Foods, Inc., Class A	14,243	886,627
		19,403,988
Health Care Equipment & Services — 8.3%
Abbott Laboratories(a)	28,015	3,075,767
Acadia Healthcare Co., Inc.*	1,101	90,634
Addus HomeCare Corp.*	428	42,582
Allscripts Healthcare Solutions, Inc.*	52,497	926,047
AmerisourceBergen Corp.	1,625	269,279
Avanos Medical, Inc.*	8,834	239,048
Axonics, Inc.*	11,314	707,464
Cardinal Health, Inc.(a)	24,515	1,884,468
Centene Corp.(a)*	29,176	2,392,724
Cigna Corp.	2,325	770,366

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cross Country Healthcare, Inc.*	12,889	$ 342,461
CVS Health Corp.	17,070	1,590,753
DaVita, Inc.*	5,008	373,947
DENTSPLY SIRONA, Inc.	10,899	347,024
Dexcom, Inc.(a)*	33,015	3,738,619
Edwards Lifesciences Corp.*	27,549	2,055,431
Elevance Health, Inc.	1,535	787,409
Enovis Corp.*	30,968	1,657,407
Envista Holdings Corp.*	8,311	279,831
Fulgent Genetics, Inc.*	22,379	666,447
Haemonetics Corp.*	2,339	183,962
HCA Healthcare, Inc.	5,540	1,329,378
Hologic, Inc.*	9,014	674,337
Humana, Inc.(a)	9,333	4,780,269
IDEXX Laboratories, Inc.*	3,114	1,270,387
Inspire Medical Systems, Inc.*	5,069	1,276,780
Insulet Corp.*	1,778	523,425
Intuitive Surgical, Inc.*	3,435	911,477
Laboratory Corp. of America Holdings	3,385	797,100
Lantheus Holdings, Inc.*	30,951	1,577,263
LivaNova PLC (United Kingdom)*	5,099	283,198
McKesson Corp.(a)	2,132	799,756
Medtronic PLC (Ireland)	28,426	2,209,269
Meridian Bioscience, Inc.*	2,684	89,136
Molina Healthcare, Inc.*	3,725	1,230,070
NextGen Healthcare, Inc.*	4,569	85,806
Quest Diagnostics, Inc.	6,354	994,020
Shockwave Medical, Inc.*	4,239	871,581
Signify Health, Inc., Class A*	16,592	475,527
STAAR Surgical Co.*	10,446	507,049
Teladoc Health, Inc.*	17,640	417,186
Teleflex, Inc.	4,656	1,162,277
TransMedics Group, Inc.*	8,827	544,802
UnitedHealth Group, Inc.(a)	2,762	1,464,357
ViewRay, Inc.*	262	1,174
Zimmer Biomet Holdings, Inc.	2,311	294,653
		46,991,947
Household & Personal Products — 1.3%
Colgate-Palmolive Co.	3,198	251,971
Coty, Inc., Class A*	25,556	218,759
elf Beauty, Inc.*	28,596	1,581,359
Estee Lauder Cos., Inc. (The), Class A	166	41,186
Kimberly-Clark Corp.	15,131	2,054,033
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Olaplex Holdings, Inc.*	42,316	$ 220,466
Procter & Gamble Co. (The)(a)	18,180	2,755,361
		7,123,135
Materials — 5.0%
Air Products and Chemicals, Inc.	7,239	2,231,494
Albemarle Corp.	11,889	2,578,249
Alpha Metallurgical Resources, Inc.	6,551	959,001
AptarGroup, Inc.	1,640	180,367
ATI, Inc.*	4,955	147,956
Ball Corp.	12,633	646,052
Celanese Corp.	9,856	1,007,677
CF Industries Holdings, Inc.	15,204	1,295,381
Chase Corp.	2	173
Dow, Inc.	19,992	1,007,397
DuPont de Nemours, Inc.	6,964	477,939
Eastman Chemical Co.	16,646	1,355,650
First Majestic Silver Corp. (Canada)	33,591	280,149
Franco-Nevada Corp. (Canada)	9,929	1,355,110
Freeport-McMoRan, Inc.	27,330	1,038,540
Ginkgo Bioworks Holdings, Inc.*	66,350	112,132
Greif, Inc., Class A	3,401	228,071
Hudbay Minerals, Inc. (Canada)	46,426	235,380
Huntsman Corp.	5,393	148,200
Ingevity Corp.*	2,141	150,812
Innospec, Inc.	9	926
International Flavors & Fragrances, Inc.	12,906	1,353,065
International Paper Co.	31,188	1,080,040
Kinross Gold Corp. (Canada)	12,372	50,601
Linde PLC (Ireland)	1,726	562,987
Martin Marietta Materials, Inc.	1,723	582,322
Mosaic Co. (The)	30,608	1,342,773
MP Materials Corp.*	36,804	893,601
Myers Industries, Inc.	38	845
Newmont Corp.	8,445	398,604
Nucor Corp.	14,203	1,872,097
Nutrien Ltd. (Canada)	3,758	274,447
Olin Corp.	20,403	1,080,135
Packaging Corp. of America	2,683	343,183
Perimeter Solutions SA (Luxembourg)*	27,402	250,454
PPG Industries, Inc.	2,869	360,748
Reliance Steel & Aluminum Co.	1,712	346,577
Sealed Air Corp.	1,193	59,507
Silgan Holdings, Inc.	4,112	213,166
Steel Dynamics, Inc.	1,746	170,584

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sylvamo Corp.	4,974	$ 241,687
Teck Resources Ltd., Class B (Canada)	6,817	257,819
Valvoline, Inc.	7,099	231,782
Warrior Met Coal, Inc.	9,619	333,202
Westlake Corp.	62	6,357
Westrock Co.	18,196	639,771
		28,383,010
Media & Entertainment — 6.7%
Activision Blizzard, Inc.	15,657	1,198,543
Alphabet, Inc., Class A(a)*	78,870	6,958,700
Bumble, Inc., Class A*	11,426	240,517
Charter Communications, Inc., Class A(a)*	10,609	3,597,512
Cinemark Holdings, Inc.*	127,647	1,105,423
Comcast Corp., Class A	39,990	1,398,450
Electronic Arts, Inc.	13,589	1,660,304
Fox Corp., Class A	35,243	1,070,330
Integral Ad Science Holding Corp.*	1,138	10,003
Interpublic Group of Cos., Inc. (The)	15,100	502,981
Live Nation Entertainment, Inc.*	8,691	606,110
Match Group, Inc.*	61,998	2,572,297
Meta Platforms, Inc., Class A(a)*	64,271	7,734,372
Netflix, Inc.(a)*	16,067	4,737,837
New York Times Co. (The), Class A	1,654	53,689
News Corp., Class A	57,279	1,042,478
Nexstar Media Group, Inc.	789	138,099
PubMatic, Inc., Class A*	8,974	114,957
Shutterstock, Inc.	7,015	369,831
Sinclair Broadcast Group, Inc., Class A	15,968	247,664
Sirius XM Holdings, Inc.	179,892	1,050,569
Stagwell, Inc.*	291	1,807
TripAdvisor, Inc.*	69,622	1,251,804
ZipRecruiter, Inc., Class A*	24,064	395,131
		38,059,408
Pharmaceuticals, Biotechnology & Life Sciences — 7.5%
AbCellera Biologics, Inc. (Canada)*	42,131	426,787
Aclaris Therapeutics, Inc.*	8	126
Amgen, Inc.	219	57,518
Amphastar Pharmaceuticals, Inc.*	4,823	135,141
Azenta, Inc.	289	16,826
Biogen, Inc.*	5,035	1,394,292
Bio-Techne Corp.	9,223	764,402
Bristol-Myers Squibb Co.(a)	50,176	3,610,163
Celldex Therapeutics, Inc.*	4	178
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Charles River Laboratories International, Inc.*	1,852	$ 403,551
Corcept Therapeutics, Inc.*	9,367	190,244
Dynavax Technologies Corp.*	74,858	796,489
Elanco Animal Health, Inc.*	63,253	772,952
Exelixis, Inc.*	45,293	726,500
Gilead Sciences, Inc.	5,123	439,810
Harmony Biosciences Holdings, Inc.*	321	17,687
Illumina, Inc.*	10,989	2,221,976
Ionis Pharmaceuticals, Inc.*	17,227	650,664
IQVIA Holdings, Inc.(a)*	14,171	2,903,496
Jazz Pharmaceuticals PLC (Ireland)*	6,849	1,091,114
Johnson & Johnson(a)	16,688	2,947,935
Maravai LifeSciences Holdings, Inc., Class A*	29,058	415,820
Merck & Co., Inc.(a)	30,864	3,424,361
Mettler-Toledo International, Inc.*	1,158	1,673,831
Moderna, Inc.(a)*	21,313	3,828,241
Myovant Sciences Ltd. (Bermuda)*	3,826	103,149
Organon & Co.	9,140	255,280
PerkinElmer, Inc.	8,812	1,235,619
Pfizer, Inc.(a)	67,138	3,440,151
Provention Bio, Inc.*	15,312	161,848
QIAGEN N. V. (Netherlands)*	12,415	619,136
SIGA Technologies, Inc.	107,344	790,052
TG Therapeutics, Inc.*	62,994	745,219
Veracyte, Inc.*	24,923	591,423
Vertex Pharmaceuticals, Inc.*	1,185	342,204
Viatris, Inc.	151,916	1,690,825
Vir Biotechnology, Inc.*	9,882	250,113
West Pharmaceutical Services, Inc.	7,064	1,662,512
Zoetis, Inc.	12,328	1,806,668
		42,604,303
Retailing — 5.9%
Academy Sports & Outdoors, Inc.	3,184	167,287
Amazon.com, Inc.(a)*	79,018	6,637,512
AutoNation, Inc.*	6,353	681,677
AutoZone, Inc.*	408	1,006,201
Bath & Body Works, Inc.(a)	40,246	1,695,966
Best Buy Co., Inc.	2,117	169,805
Buckle, Inc. (The)	10,399	471,595
Dillard's, Inc., Class A	1,344	434,381
eBay, Inc.(a)	43,080	1,786,528
Etsy, Inc.*	20,321	2,434,049
Group 1 Automotive, Inc.	1,545	278,672

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Home Depot, Inc. (The)	4,840	$ 1,528,762
LKQ Corp.	29,687	1,585,583
Lowe's Cos., Inc.(a)	15,285	3,045,383
MarineMax, Inc.*	9,787	305,550
Murphy USA, Inc.	6,038	1,687,862
Nordstrom, Inc.	32,754	528,650
ODP Corp. (The)*	10,289	468,561
Ollie's Bargain Outlet Holdings, Inc.*	5,143	240,898
O'Reilly Automotive, Inc.*	751	633,867
Overstock.com, Inc.*	27,923	540,589
Ross Stores, Inc.(a)	23,311	2,705,708
Target Corp.(a)	13,095	1,951,679
Ulta Beauty, Inc.*	1,741	816,651
Urban Outfitters, Inc.*	54,376	1,296,868
Warby Parker, Inc., Class A*	20,994	283,209
		33,383,493
Semiconductors & Semiconductor Equipment — 6.6%
Alpha & Omega Semiconductor Ltd. (Bermuda)*	3,380	96,567
Analog Devices, Inc.	2,463	404,006
Applied Materials, Inc.	8,938	870,382
Axcelis Technologies, Inc.*	16,277	1,291,743
Broadcom, Inc.(a)	3,279	1,833,387
Cohu, Inc.*	1,303	41,761
Diodes, Inc.*	5,204	396,233
Enphase Energy, Inc.*	8,298	2,198,638
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	42,449	2,287,577
Impinj, Inc.*	1,726	188,445
Lam Research Corp.(a)	9,720	4,085,316
Lattice Semiconductor Corp.*	10,878	705,765
MACOM Technology Solutions Holdings, Inc.*	818	51,518
Marvell Technology, Inc.	20,236	749,541
MaxLinear, Inc.*	21,138	717,635
Microchip Technology, Inc.(a)	35,329	2,481,862
Monolithic Power Systems, Inc.	724	256,014
NVIDIA Corp.	6,579	961,455
NXP Semiconductors NV (Netherlands)	22,381	3,536,869
ON Semiconductor Corp.(a)*	48,907	3,050,330
Onto Innovation, Inc.*	1,932	131,550
Photronics, Inc.*	38,958	655,663
Power Integrations, Inc.	3,910	280,425
Qorvo, Inc.*	8,936	809,959
QUALCOMM, Inc.(a)	35,261	3,876,594
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Rambus, Inc.*	30,970	$ 1,109,345
Semtech Corp.*	21,715	623,003
Silicon Laboratories, Inc.*	1,258	170,673
Skyworks Solutions, Inc.	11,066	1,008,445
Synaptics, Inc.*	13,976	1,329,956
Teradyne, Inc.	12,770	1,115,460
Universal Display Corp.	1,152	124,462
Veeco Instruments, Inc.*	454	8,435
		37,449,014
Software & Services — 12.4%
A10 Networks, Inc.	795	13,221
Accenture PLC, Class A (Ireland)	17,466	4,660,627
Adobe, Inc.(a)*	9,974	3,356,550
Akamai Technologies, Inc.*	13,968	1,177,502
ANSYS, Inc.*	2,739	661,715
Autodesk, Inc.*	7,619	1,423,763
Automatic Data Processing, Inc.(a)	10,954	2,616,472
Bentley Systems, Inc., Class B	6,573	242,938
BlackBerry Ltd. (Canada)*	33,211	108,268
Box, Inc., Class A*	10,539	328,079
Broadridge Financial Solutions, Inc.	10,042	1,346,933
Ceridian HCM Holding, Inc.*	8,975	575,746
CommVault Systems, Inc.*	3,811	239,483
Concentrix Corp.	807	107,460
Descartes Systems Group, Inc. (The) (Canada)*	3,263	227,268
Digital Turbine, Inc.*	20,738	316,047
Docebo, Inc. (Canada)*	544	18,028
DocuSign, Inc.*	30,091	1,667,643
Dolby Laboratories, Inc., Class A	4,429	312,422
Dropbox, Inc., Class A*	42,079	941,728
DXC Technology Co.*	46,621	1,235,457
Euronet Worldwide, Inc.*	6,763	638,292
Fidelity National Information Services, Inc.	38,379	2,604,015
FleetCor Technologies, Inc.*	5,419	995,362
Fortinet, Inc.(a)*	56,390	2,756,907
Gartner, Inc.*	2,844	955,982
Gen Digital, Inc.	3,976	85,206
Global Payments, Inc.	9,721	965,490
Hackett Group, Inc. (The)	49	998
InterDigital, Inc.	5,182	256,405
Jack Henry & Associates, Inc.	6,575	1,154,307
Manhattan Associates, Inc.*	1,211	147,015
Microsoft Corp.(a)	33,946	8,140,930

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Model N, Inc.*	248	$ 10,059
MongoDB, Inc.*	6,971	1,372,172
N-able, Inc.*	2,284	23,480
NCR Corp.*	14,169	331,696
Nutanix, Inc., Class A*	41,689	1,085,998
Oracle Corp.(a)	31,191	2,549,552
Palo Alto Networks, Inc.*	794	110,795
Paychex, Inc.	8,117	938,001
PayPal Holdings, Inc.(a)*	94,990	6,765,188
Qualys, Inc.*	6,576	738,025
Roper Technologies, Inc.	282	121,849
Sabre Corp.*	18,093	111,815
Salesforce, Inc.(a)*	38,667	5,126,858
ServiceNow, Inc.(a)*	14,434	5,604,289
Shift4 Payments, Inc., Class A*	6,013	336,307
Shopify, Inc., Class A (Canada)*	8,781	304,789
Splunk, Inc.*	25,293	2,177,474
SPS Commerce, Inc.*	842	108,138
SS&C Technologies Holdings, Inc.	6,743	351,041
Tyler Technologies, Inc.*	337	108,652
UserTesting, Inc.*	1,137	8,539
VeriSign, Inc.*	3,648	749,445
WEX, Inc.*	3,575	585,049
Workday, Inc., Class A*	2,623	438,907
Yext, Inc.*	10,323	67,409
		70,403,786
Technology Hardware & Equipment — 5.6%
Amphenol Corp., Class A	20,755	1,580,286
Apple, Inc.(a)	71,555	9,297,141
Arista Networks, Inc.*	3,789	459,795
Badger Meter, Inc.	77	8,395
CDW Corp.	9,004	1,607,934
Cisco Systems, Inc.(a)	64,142	3,055,725
Corning, Inc.	28,406	907,288
Dell Technologies, Inc., Class C	28,105	1,130,383
Extreme Networks, Inc.*	14,551	266,429
F5, Inc.*	11,654	1,672,465
Hewlett Packard Enterprise Co.	110,479	1,763,245
HP, Inc.(a)	79,580	2,138,315
Infinera Corp.*	49,347	332,599
IonQ, Inc.*	67,198	231,833
Jabil, Inc.	4,853	330,975
Keysight Technologies, Inc.*	2,613	447,006
NetApp, Inc.	18,120	1,088,287
NetScout Systems, Inc.*	12,408	403,384
PC Connection, Inc.	74	3,471
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Sanmina Corp.*	2,979	$ 170,667
Super Micro Computer, Inc.*	1,641	134,726
TE Connectivity Ltd. (Switzerland)	9,564	1,097,947
Teledyne Technologies, Inc.*	3,238	1,294,908
Trimble, Inc.*	8,444	426,929
Viavi Solutions, Inc.*	9,849	103,513
Vishay Intertechnology, Inc.	18,590	400,986
Western Digital Corp.*	10,624	335,187
Zebra Technologies Corp., Class A*	4,882	1,251,794
		31,941,613
Telecommunication Services — 1.4%
AT&T, Inc.	95,188	1,752,411
BCE, Inc. (Canada)	6,852	301,145
EchoStar Corp., Class A*	7,544	125,834
IDT Corp., Class B*	254	7,155
Iridium Communications, Inc.*	3,145	161,653
Lumen Technologies, Inc.	71,944	375,548
TELUS Corp. (Canada)	7,454	143,937
T-Mobile US, Inc.(a)*	24,357	3,409,980
Verizon Communications, Inc.	39,600	1,560,240
		7,837,903
Transportation — 2.3%
ArcBest Corp.	8,451	591,908
Canadian Pacific Railway Ltd. (Canada)	130	9,697
CH Robinson Worldwide, Inc.	1,026	93,941
CSX Corp.	26,424	818,616
Expeditors International of Washington, Inc.(a)	27,847	2,893,860
Forward Air Corp.	2,181	228,765
Hub Group, Inc., Class A*	3,157	250,950
Landstar System, Inc.	879	143,189
Matson, Inc.	2,879	179,966
Norfolk Southern Corp.	4,160	1,025,107
Old Dominion Freight Line, Inc.	3,904	1,107,877
Ryder System, Inc.	7,592	634,463
Union Pacific Corp.	7,666	1,587,399
United Airlines Holdings, Inc.*	54,818	2,066,639
United Parcel Service, Inc., Class B	7,136	1,240,522
XPO, Inc.*	4,473	148,906
		13,021,805
Utilities — 1.9%
AES Corp. (The)	24,985	718,569
Ameren Corp.	81	7,202
American Water Works Co., Inc.	1,454	221,619

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Constellation Energy Corp.(a)	33,406	$ 2,879,931
Dominion Energy, Inc.	3,094	189,724
Exelon Corp.(a)	66,317	2,866,884
National Fuel Gas Co.	5,135	325,045
New Jersey Resources Corp.	1,308	64,903
NRG Energy, Inc.	5,766	183,474
Otter Tail Corp.	7,238	424,943
Public Service Enterprise Group, Inc.	30,232	1,852,315
Southern Co. (The)	14,725	1,051,512
		10,786,121
TOTAL COMMON STOCKS (Cost $525,194,052)		538,851,261
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%		28,348,949
NET ASSETS - 100.0%		$567,200,210

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of December 31, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 23, 2025 and July 8, 2027, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (35.0)% of net assets as of December 31, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	850	$6,674	$6,647	$197
Aptiv PLC (Jersey)	Morgan Stanley	5,510	574,679	513,146	(46,585)
BorgWarner, Inc.	Morgan Stanley	3,546	130,824	142,727	16,792
Ford Motor Co.	Morgan Stanley	81,851	828,242	951,927	167,572
General Motors Co.	Morgan Stanley	48,057	2,041,380	1,616,637	(356,732)
Harley-Davidson, Inc.	Morgan Stanley	807	36,266	33,571	(1,450)
Lear Corp.	Morgan Stanley	481	63,885	59,654	(1,942)
Magna International, Inc. (Canada)	Morgan Stanley	1,368	66,640	76,854	13,619
Modine Manufacturing Co.	Morgan Stanley	1,255	26,023	24,924	(293)
		143,725	3,774,613	3,426,087	(208,822)
Capital Goods
3M Co.	Morgan Stanley	6,990	982,694	838,241	(114,901)
A. O. Smith Corp.	Morgan Stanley	1,620	82,938	92,729	13,224
Advanced Drainage Systems, Inc.	Morgan Stanley	2,737	340,034	224,352	(109,110)
Allison Transmission Holdings, Inc.	Morgan Stanley	306	12,790	12,730	347
Apogee Enterprises, Inc.	Morgan Stanley	44	1,936	1,956	142
Arcosa, Inc.	Morgan Stanley	73	4,001	3,967	110
Array Technologies, Inc.	Morgan Stanley	1,651	36,130	31,914	(3,349)
Atkore, Inc.	Morgan Stanley	75	8,497	8,507	289
Boise Cascade Co.	Morgan Stanley	1,327	71,367	91,125	33,051
Builders FirstSource, Inc.	Morgan Stanley	3,243	190,073	210,406	26,599
CAE, Inc. (Canada)	Morgan Stanley	1,203	24,607	23,266	(578)
Carrier Global Corp.	Morgan Stanley	5,973	222,847	246,386	32,819
Caterpillar, Inc.	Morgan Stanley	1,089	247,365	260,881	21,121
Chart Industries, Inc.	Morgan Stanley	3,624	537,870	417,594	(104,090)
Crane Holdings Co.	Morgan Stanley	461	44,165	46,307	3,493
Cummins, Inc.	Morgan Stanley	383	74,769	92,797	22,238
Deere & Co.	Morgan Stanley	806	298,985	345,581	57,434
Donaldson Co., Inc.	Morgan Stanley	1,268	75,612	74,647	1,370
Dover Corp.	Morgan Stanley	1,385	185,066	187,543	8,575
EMCOR Group, Inc.	Morgan Stanley	837	124,884	123,968	2,856
Emerson Electric Co.	Morgan Stanley	3,657	334,667	351,291	27,756
Encore Wire Corp.	Morgan Stanley	4,008	466,515	551,340	99,064
Enerpac Tool Group Corp.	Morgan Stanley	1,985	48,833	50,518	3,177
EnPro Industries, Inc.	Morgan Stanley	4	438	435	34

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Fastenal Co.	Morgan Stanley	2,163	$97,788	$102,353	$8,194
Fortive Corp.	Morgan Stanley	2,255	121,742	144,884	29,515
Fortune Brands Innovations, Inc.	Morgan Stanley	4,097	224,295	233,980	16,449
Generac Holdings, Inc.	Morgan Stanley	225	19,952	22,649	7,958
General Dynamics Corp.	Morgan Stanley	2,058	430,694	510,610	106,109
General Electric Co.	Morgan Stanley	3,679	252,841	308,263	63,805
HEICO Corp.	Morgan Stanley	548	84,183	84,195	2,565
Honeywell International, Inc.	Morgan Stanley	328	67,262	70,290	5,768
Howmet Aerospace, Inc.	Morgan Stanley	4,009	133,655	157,995	28,665
Hubbell, Inc.	Morgan Stanley	2,254	512,219	528,969	34,849
IDEX Corp.	Morgan Stanley	573	130,856	130,833	3,933
Illinois Tool Works, Inc.	Morgan Stanley	449	88,808	98,915	13,542
Janus International Group, Inc.	Morgan Stanley	397	3,868	3,779	51
Johnson Controls International PLC (Ireland)	Morgan Stanley	1,692	111,202	108,288	918
Kennametal, Inc.	Morgan Stanley	2,483	56,142	59,741	5,842
Lincoln Electric Holdings, Inc.	Morgan Stanley	982	133,931	141,889	12,714
Lockheed Martin Corp.	Morgan Stanley	2,127	867,978	1,034,764	211,523
Masco Corp.	Morgan Stanley	3,862	194,953	180,240	(7,683)
Moog, Inc., Class A	Morgan Stanley	393	33,964	34,490	1,601
Mueller Industries, Inc.	Morgan Stanley	6,585	372,873	388,515	31,901
Nordson Corp.	Morgan Stanley	1,045	229,505	248,417	27,741
nVent Electric PLC (Ireland)	Morgan Stanley	621	22,809	23,890	1,841
Otis Worldwide Corp.	Morgan Stanley	2,332	151,702	182,619	41,534
PACCAR, Inc.	Morgan Stanley	2,304	237,727	228,027	3,379
Parsons Corp.	Morgan Stanley	257	11,854	11,886	412
Pentair PLC (Ireland)	Morgan Stanley	3,374	138,460	151,763	17,981
Quanex Building Products Corp.	Morgan Stanley	123	2,940	2,913	85
Quanta Services, Inc.	Morgan Stanley	1,221	174,144	173,993	5,223
Rocket Lab USA, Inc.	Morgan Stanley	20,598	95,947	77,654	(16,095)
Rockwell Automation, Inc.	Morgan Stanley	844	202,169	217,389	22,313
Snap-on, Inc.	Morgan Stanley	237	54,638	54,152	1,664
Terex Corp.	Morgan Stanley	2,008	88,117	85,782	469
Textron, Inc.	Morgan Stanley	8,610	547,450	609,588	79,083
Trane Technologies PLC (Ireland)	Morgan Stanley	836	145,104	140,523	149
Trex Co., Inc.	Morgan Stanley	1,138	57,463	48,172	(8,755)
UFP Industries, Inc.	Morgan Stanley	2,170	170,281	171,973	7,936
United Rentals, Inc.	Morgan Stanley	89	30,643	31,632	1,934
Valmont Industries, Inc.	Morgan Stanley	258	83,644	85,313	4,190
Veritiv Corp.	Morgan Stanley	2,178	249,289	265,084	24,565
Wabash National Corp.	Morgan Stanley	3,750	78,954	84,750	8,294
Watsco, Inc.	Morgan Stanley	162	39,931	40,403	1,730
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	1,690	155,360	168,679	18,425
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	7,901	369,698	356,888	(1,677)
WW Grainger, Inc.	Morgan Stanley	1,154	594,132	641,913	68,620
Xylem, Inc.	Morgan Stanley	1,721	187,507	190,291	8,858
		152,529	12,475,757	12,927,817	919,789
Commercial & Professional Services
Barrett Business Services, Inc.	Morgan Stanley	3	277	280	35
CBIZ, Inc.	Morgan Stanley	118	5,569	5,528	151

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Copart, Inc.	Morgan Stanley	5,726	$317,848	$348,656	$40,383
Deluxe Corp.	Morgan Stanley	510	9,233	8,660	(263)
First Advantage Corp.	Morgan Stanley	370	4,782	4,810	196
Franklin Covey Co.	Morgan Stanley	18	850	842	41
Korn Ferry	Morgan Stanley	1,577	99,226	79,828	(15,620)
Leidos Holdings, Inc.	Morgan Stanley	845	90,865	88,886	966
Matthews International Corp., Class A	Morgan Stanley	195	6,064	5,936	80
Robert Half International, Inc.	Morgan Stanley	2,162	172,663	159,620	(4,476)
Rollins, Inc.	Morgan Stanley	6,472	251,137	236,487	(7,080)
Tetra Tech, Inc.	Morgan Stanley	1,838	251,437	266,859	23,939
Thomson Reuters Corp. (Canada)	Morgan Stanley	1,046	106,780	119,317	16,612
TriNet Group, Inc.	Morgan Stanley	1,314	101,183	89,089	(9,706)
Verisk Analytics, Inc.	Morgan Stanley	862	144,436	152,074	12,588
Viad Corp.	Morgan Stanley	7	174	171	26
Waste Management, Inc.	Morgan Stanley	2,246	322,605	352,352	44,357
		25,309	1,885,129	1,919,395	102,229
Consumer Durables & Apparel
Cavco Industries, Inc.	Morgan Stanley	627	140,114	141,859	5,978
Crocs, Inc.	Morgan Stanley	1,326	104,001	143,778	50,980
DR Horton, Inc.	Morgan Stanley	1,564	110,660	139,415	32,760
Ethan Allen Interiors, Inc.	Morgan Stanley	320	8,471	8,454	261
Garmin Ltd. (Switzerland)	Morgan Stanley	1,099	96,877	101,427	8,528
GoPro, Inc., Class A	Morgan Stanley	15,466	108,179	77,021	(27,884)
Kontoor Brands, Inc.	Morgan Stanley	1,165	39,861	46,588	8,670
Leggett & Platt, Inc.	Morgan Stanley	3,406	126,700	109,775	(10,943)
Malibu Boats, Inc., Class A	Morgan Stanley	983	52,607	52,394	1,391
NIKE, Inc., Class B	Morgan Stanley	5,127	543,562	599,910	75,126
NVR, Inc.	Morgan Stanley	38	161,937	175,278	18,231
Skyline Champion Corp.	Morgan Stanley	2,318	111,660	119,400	11,117
Steven Madden Ltd.	Morgan Stanley	1,805	55,417	57,688	4,477
Tapestry, Inc.	Morgan Stanley	13,557	431,282	516,251	104,974
Under Armour, Inc., Class C	Morgan Stanley	11,537	80,096	102,910	25,590
Vista Outdoor, Inc.	Morgan Stanley	7,593	223,091	185,041	(34,255)
Whirlpool Corp.	Morgan Stanley	1,598	243,877	226,053	(942)
		69,529	2,638,392	2,803,242	274,059
Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	3,708	146,344	131,634	(10,288)
Airbnb, Inc., Class A	Morgan Stanley	2,980	281,414	254,790	(18,144)
Aramark	Morgan Stanley	2,195	90,270	90,741	2,932
Bloomin' Brands, Inc.	Morgan Stanley	2,021	33,432	40,663	8,825
Booking Holdings, Inc.	Morgan Stanley	197	376,476	397,010	31,870
Boyd Gaming Corp.	Morgan Stanley	260	14,136	14,178	491
Bright Horizons Family Solutions, Inc.	Morgan Stanley	2,074	143,018	130,869	(9,766)
Caesars Entertainment, Inc.	Morgan Stanley	10,501	465,171	436,842	(14,327)
Chipotle Mexican Grill, Inc.	Morgan Stanley	121	171,034	167,886	2,015
Dine Brands Global, Inc.	Morgan Stanley	143	9,244	9,238	295
Domino's Pizza, Inc.	Morgan Stanley	853	277,803	295,479	26,924
Expedia Group, Inc.	Morgan Stanley	5,192	492,087	454,819	(23,745)
Golden Entertainment, Inc.	Morgan Stanley	6	225	224	30

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Graham Holdings Co., Class B	Morgan Stanley	38	$22,888	$22,960	$798
Hilton Worldwide Holdings, Inc.	Morgan Stanley	110	13,824	13,900	515
International Game Technology PLC (United Kingdom)	Morgan Stanley	739	16,623	16,761	661
Life Time Group Holdings, Inc.	Morgan Stanley	1,831	23,049	21,899	(434)
McDonald's Corp.	Morgan Stanley	2,474	608,517	651,973	71,081
MGM Resorts International	Morgan Stanley	7,226	214,302	242,288	34,607
Monarch Casino & Resort, Inc.	Morgan Stanley	41	3,216	3,152	57
Papa John's International, Inc.	Morgan Stanley	1,502	113,635	123,630	13,475
Penn Entertainment, Inc.	Morgan Stanley	6,358	224,889	188,833	(29,275)
Starbucks Corp.	Morgan Stanley	5,010	390,863	496,992	123,473
Strategic Education, Inc.	Morgan Stanley	545	32,888	42,684	11,834
Texas Roadhouse, Inc.	Morgan Stanley	98	9,051	8,913	503
Yum! Brands, Inc.	Morgan Stanley	836	101,135	107,075	9,277
		57,059	4,275,534	4,365,433	233,684
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	630	75,033	99,811	27,070
AssetMark Financial Holdings, Inc.	Morgan Stanley	31	716	713	42
Berkshire Hathaway, Inc., Class B	Morgan Stanley	13,975	3,180,428	4,316,877	1,232,715
BlackRock, Inc.	Morgan Stanley	559	323,043	396,124	90,104
CME Group, Inc.	Morgan Stanley	397	68,303	66,760	2,716
FactSet Research Systems, Inc.	Morgan Stanley	63	25,152	25,276	904
Franklin Resources, Inc.	Morgan Stanley	14,679	359,264	387,232	49,353
Intercontinental Exchange, Inc.	Morgan Stanley	8,394	815,460	861,140	78,945
MarketAxess Holdings, Inc.	Morgan Stanley	387	103,216	107,930	7,839
MSCI, Inc.	Morgan Stanley	473	221,069	220,025	5,623
Nasdaq, Inc.	Morgan Stanley	8,592	393,096	527,119	157,381
Open Lending Corp., Class A	Morgan Stanley	11,255	110,593	75,971	(31,275)
T Rowe Price Group, Inc.	Morgan Stanley	5,291	631,019	577,036	(10,584)
		64,726	6,306,392	7,662,014	1,610,833
Energy
Antero Resources Corp.	Morgan Stanley	7,303	229,682	226,320	3,564
APA Corp.	Morgan Stanley	4,856	148,161	226,678	85,756
Arch Resources, Inc.	Morgan Stanley	1,483	224,655	211,758	7,089
Baker Hughes Co.	Morgan Stanley	9,017	221,373	266,272	55,058
Cheniere Energy, Inc.	Morgan Stanley	2,166	312,353	324,813	22,986
Chevron Corp.	Morgan Stanley	4,099	537,220	735,730	237,068
Comstock Resources, Inc.	Morgan Stanley	11,703	167,595	160,448	(1,042)
ConocoPhillips	Morgan Stanley	2,659	290,439	313,762	36,782
CONSOL Energy, Inc.	Morgan Stanley	2,680	169,899	174,200	11,818
Crescent Point Energy Corp. (Canada)	Morgan Stanley	11,085	75,193	79,258	6,535
CVR Energy, Inc.	Morgan Stanley	1,088	32,022	34,098	8,016
Denbury, Inc.	Morgan Stanley	1,060	70,636	92,241	23,752
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	19,867	164,573	176,419	17,432
Dril-Quip, Inc.	Morgan Stanley	1,431	41,583	38,880	(1,971)
Enbridge, Inc. (Canada)	Morgan Stanley	669	27,134	26,158	(856)
Enerplus Corp. (Canada)	Morgan Stanley	5,230	83,216	92,310	11,227
EOG Resources, Inc.	Morgan Stanley	934	120,756	120,972	3,717
EQT Corp.	Morgan Stanley	6,766	273,989	228,894	(35,892)
Equitrans Midstream Corp.	Morgan Stanley	5,675	39,828	38,023	(584)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Exxon Mobil Corp.	Morgan Stanley	7,377	$497,233	$813,683	$368,496
FLEX LNG Ltd. (Bermuda)	Morgan Stanley	2,250	71,533	73,553	6,506
Helmerich & Payne, Inc.	Morgan Stanley	1,481	34,485	73,413	44,657
Hess Corp.	Morgan Stanley	99	13,781	14,040	814
Imperial Oil Ltd. (Canada)	Morgan Stanley	1,113	41,292	54,248	15,410
Kinder Morgan, Inc.	Morgan Stanley	16,441	285,619	297,253	24,760
Kosmos Energy Ltd.	Morgan Stanley	8,360	54,094	53,170	725
Marathon Oil Corp.	Morgan Stanley	9,301	250,544	251,778	9,962
Marathon Petroleum Corp.	Morgan Stanley	4,486	362,372	522,126	186,957
Murphy Oil Corp.	Morgan Stanley	1,627	44,497	69,977	28,112
Nabors Industries Ltd. (Bermuda)	Morgan Stanley	321	46,907	49,713	4,240
NexTier Oilfield Solutions, Inc.	Morgan Stanley	4,026	39,351	37,200	(945)
Nordic American Tankers Ltd. (Bermuda)	Morgan Stanley	10,895	35,861	33,339	(1,966)
Occidental Petroleum Corp.	Morgan Stanley	15,052	675,469	948,125	292,977
Oceaneering International, Inc.	Morgan Stanley	1,523	21,054	26,637	6,920
Patterson-UTI Energy, Inc.	Morgan Stanley	85	1,426	1,431	(360)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	1,362	47,138	46,240	2,370
Phillips 66	Morgan Stanley	280	21,623	29,142	9,265
Pioneer Natural Resources Co.	Morgan Stanley	1,394	322,019	318,376	21,478
Range Resources Corp.	Morgan Stanley	5,116	138,285	128,002	(5,940)
Suncor Energy, Inc. (Canada)	Morgan Stanley	3,220	81,143	102,171	27,777
Talos Energy, Inc.	Morgan Stanley	2,514	38,320	47,464	10,322
TechnipFMC PLC (United Kingdom)	Morgan Stanley	5,447	42,092	66,399	25,595
US Silica Holdings, Inc.	Morgan Stanley	11,780	157,667	147,250	(6,147)
Valaris Ltd. (Bermuda)	Morgan Stanley	205	8,418	13,862	5,721
Valero Energy Corp.	Morgan Stanley	757	59,158	96,033	44,925
Vermilion Energy, Inc. (Canada)	Morgan Stanley	1,888	38,970	33,418	(4,663)
W&T Offshore, Inc.	Morgan Stanley	11,341	70,777	63,283	(5,578)
Weatherford International PLC (Ireland)	Morgan Stanley	1,857	35,167	94,558	60,472
		231,369	6,766,602	8,073,118	1,663,317
Food & Staples Retailing
Albertsons Cos., Inc., Class A	Morgan Stanley	3,983	81,839	82,607	3,346
Casey's General Stores, Inc.	Morgan Stanley	780	186,456	174,993	(5,836)
Costco Wholesale Corp.	Morgan Stanley	1,655	796,863	755,507	(14,796)
Kroger Co. (The)	Morgan Stanley	3,007	134,776	134,052	4,500
PriceSmart, Inc.	Morgan Stanley	174	11,715	10,576	(752)
Sysco Corp.	Morgan Stanley	2,054	159,343	157,028	3,637
US Foods Holding Corp.	Morgan Stanley	6,252	210,683	212,693	8,365
Walgreens Boots Alliance, Inc.	Morgan Stanley	4,336	166,036	161,993	12,947
Walmart, Inc.	Morgan Stanley	4,100	519,559	581,339	81,270
		26,341	2,267,270	2,270,788	92,681
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	10,341	485,735	472,687	27,305
Archer-Daniels-Midland Co.	Morgan Stanley	3,826	299,300	355,244	70,130
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	549	192,135	180,906	(5,431)
Brown-Forman Corp., Class B	Morgan Stanley	394	24,796	25,878	2,080
Bunge Ltd. (Bermuda)	Morgan Stanley	2,550	250,620	254,414	11,580
Cal-Maine Foods, Inc.	Morgan Stanley	4,192	236,799	228,254	(1,406)
Campbell Soup Co.	Morgan Stanley	2,094	118,166	118,835	4,243

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food, Beverage & Tobacco — (continued)
Celsius Holdings, Inc.	Morgan Stanley	664	$64,633	$69,083	$6,415
Coca-Cola Co. (The)	Morgan Stanley	11,237	634,630	714,786	117,341
Constellation Brands, Inc., Class A	Morgan Stanley	805	189,727	186,559	2,898
Dole PLC (Ireland)	Morgan Stanley	223	2,191	2,152	51
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	36	945	943	50
General Mills, Inc.	Morgan Stanley	2,905	195,774	243,584	60,512
Kellogg Co.	Morgan Stanley	2,622	190,332	186,791	4,024
Keurig Dr Pepper, Inc.	Morgan Stanley	10,896	406,143	388,551	(4,443)
Lamb Weston Holdings, Inc.	Morgan Stanley	2,126	172,431	189,979	23,250
MGP Ingredients, Inc.	Morgan Stanley	99	11,187	10,532	(295)
Molson Coors Beverage Co., Class B	Morgan Stanley	25	1,287	1,288	77
Monster Beverage Corp.	Morgan Stanley	632	63,690	64,167	2,414
PepsiCo, Inc.	Morgan Stanley	2,365	380,053	427,261	70,884
Philip Morris International, Inc.	Morgan Stanley	2,703	236,008	273,571	66,229
Pilgrim's Pride Corp.	Morgan Stanley	8,930	229,547	211,909	(10,716)
Primo Water Corp. (Canada)	Morgan Stanley	2,934	39,164	45,594	8,129
TreeHouse Foods, Inc.	Morgan Stanley	877	27,710	43,306	16,453
Tyson Foods, Inc., Class A	Morgan Stanley	3,736	235,249	232,566	4,410
		77,761	4,688,252	4,928,840	476,184
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	7,220	739,357	792,684	79,818
Acadia Healthcare Co., Inc.	Morgan Stanley	293	15,653	24,120	8,961
Addus HomeCare Corp.	Morgan Stanley	110	11,176	10,944	128
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	13,739	220,335	242,356	28,665
AmerisourceBergen Corp.	Morgan Stanley	200	27,873	33,142	6,378
Avanos Medical, Inc.	Morgan Stanley	2,263	65,708	61,237	(2,605)
Axonics, Inc.	Morgan Stanley	2,924	206,077	182,838	(17,023)
Cardinal Health, Inc.	Morgan Stanley	6,350	431,580	488,125	75,825
Centene Corp.	Morgan Stanley	7,610	598,178	624,096	43,916
Cigna Corp.	Morgan Stanley	467	123,704	154,736	36,716
Cross Country Healthcare, Inc.	Morgan Stanley	3,384	104,997	89,913	(11,905)
CVS Health Corp.	Morgan Stanley	4,398	405,458	409,850	22,505
DaVita, Inc.	Morgan Stanley	1,256	94,971	93,786	1,692
DENTSPLY SIRONA, Inc.	Morgan Stanley	2,850	85,933	90,744	7,844
Dexcom, Inc.	Morgan Stanley	8,414	891,350	952,801	88,259
Edwards Lifesciences Corp.	Morgan Stanley	7,142	519,128	532,865	27,734
Elevance Health, Inc.	Morgan Stanley	321	134,645	164,663	37,462
Enovis Corp.	Morgan Stanley	8,133	427,512	435,278	20,637
Envista Holdings Corp.	Morgan Stanley	2,222	73,150	74,815	3,868
Fulgent Genetics, Inc.	Morgan Stanley	5,837	322,717	173,826	(139,171)
Haemonetics Corp.	Morgan Stanley	618	49,068	48,606	1,036
HCA Healthcare, Inc.	Morgan Stanley	1,377	263,946	330,425	77,209
Hologic, Inc.	Morgan Stanley	2,370	163,205	177,300	19,023
Humana, Inc.	Morgan Stanley	2,207	1,160,834	1,130,403	(1,006)
IDEXX Laboratories, Inc.	Morgan Stanley	851	295,632	347,174	60,449
Inspire Medical Systems, Inc.	Morgan Stanley	1,334	307,612	336,008	37,663
Insulet Corp.	Morgan Stanley	480	139,906	141,307	5,629
Intuitive Surgical, Inc.	Morgan Stanley	865	229,828	229,528	6,629
Laboratory Corp. of America Holdings	Morgan Stanley	855	198,889	201,335	7,378

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Lantheus Holdings, Inc.	Morgan Stanley	7,909	$457,946	$403,043	$(41,119)
LivaNova PLC (United Kingdom)	Morgan Stanley	1,221	64,142	67,814	4,254
McKesson Corp.	Morgan Stanley	423	107,574	158,676	61,268
Medtronic PLC (Ireland)	Morgan Stanley	7,242	615,660	562,848	(34,288)
Meridian Bioscience, Inc.	Morgan Stanley	723	23,377	24,011	1,396
Molina Healthcare, Inc.	Morgan Stanley	991	281,247	327,248	54,476
NextGen Healthcare, Inc.	Morgan Stanley	1,685	33,157	31,644	(492)
Quest Diagnostics, Inc.	Morgan Stanley	2,186	285,774	341,978	70,386
Shockwave Medical, Inc.	Morgan Stanley	1,126	282,454	231,517	(43,250)
Signify Health, Inc., Class A	Morgan Stanley	4,392	125,604	125,875	4,040
STAAR Surgical Co.	Morgan Stanley	2,688	217,467	130,476	(80,433)
Teladoc Health, Inc.	Morgan Stanley	4,774	142,395	112,905	(27,395)
Teleflex, Inc.	Morgan Stanley	1,227	302,213	306,296	13,729
TransMedics Group, Inc.	Morgan Stanley	2,318	138,781	143,067	8,480
UnitedHealth Group, Inc.	Morgan Stanley	827	386,133	438,459	73,113
ViewRay, Inc.	Morgan Stanley	72	323	323	33
Zimmer Biomet Holdings, Inc.	Morgan Stanley	607	62,456	77,393	21,027
		136,501	11,835,125	12,058,478	618,939
Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	820	63,167	64,608	3,363
Coty, Inc., Class A	Morgan Stanley	5,905	37,644	50,547	17,849
elf Beauty, Inc.	Morgan Stanley	7,511	367,966	415,358	58,474
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	44	10,855	10,917	(3,176)
Kimberly-Clark Corp.	Morgan Stanley	3,927	505,433	533,090	50,713
Olaplex Holdings, Inc.	Morgan Stanley	11,108	57,311	57,873	2,308
Procter & Gamble Co. (The)	Morgan Stanley	4,725	632,806	716,121	102,353
		34,040	1,675,182	1,848,514	231,884
Materials
Air Products and Chemicals, Inc.	Morgan Stanley	1,834	516,709	565,349	64,190
Albemarle Corp.	Morgan Stanley	3,103	879,264	672,917	(178,772)
Alpha Metallurgical Resources, Inc.	Morgan Stanley	1,997	271,756	292,341	38,939
AptarGroup, Inc.	Morgan Stanley	425	42,438	46,742	5,733
ATI, Inc.	Morgan Stanley	1,233	35,512	36,817	2,449
Ball Corp.	Morgan Stanley	3,315	180,548	169,529	(4,985)
Celanese Corp.	Morgan Stanley	2,551	290,720	260,814	(18,230)
CF Industries Holdings, Inc.	Morgan Stanley	3,066	233,459	261,223	40,622
Chase Corp.	Morgan Stanley	1	86	86	27
Dow, Inc.	Morgan Stanley	5,152	272,460	259,609	7,979
DuPont de Nemours, Inc.	Morgan Stanley	1,728	93,060	118,593	29,829
Eastman Chemical Co.	Morgan Stanley	4,268	361,377	347,586	1,049
First Majestic Silver Corp. (Canada)	Morgan Stanley	8,656	77,849	72,191	(3,295)
Franco-Nevada Corp. (Canada)	Morgan Stanley	2,492	320,722	340,108	29,482
Freeport-McMoRan, Inc.	Morgan Stanley	6,077	200,493	230,926	39,260
Ginkgo Bioworks Holdings, Inc.	Morgan Stanley	16,406	39,888	27,726	(13,761)
Greif, Inc., Class A	Morgan Stanley	892	60,285	59,818	1,527
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	12,341	58,188	62,569	6,174
Huntsman Corp.	Morgan Stanley	1,360	37,646	37,373	1,064
Ingevity Corp.	Morgan Stanley	565	41,296	39,799	(232)
Innospec, Inc.	Morgan Stanley	1	103	103	63

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
International Flavors & Fragrances, Inc.	Morgan Stanley	3,377	$339,014	$354,045	$27,976
International Paper Co.	Morgan Stanley	8,026	325,783	277,940	(29,726)
Kinross Gold Corp. (Canada)	Morgan Stanley	3,248	13,337	13,284	372
Linde PLC (Ireland)	Morgan Stanley	421	121,171	137,322	23,481
Martin Marietta Materials, Inc.	Morgan Stanley	451	152,853	152,424	4,761
Mosaic Co. (The)	Morgan Stanley	7,643	364,648	335,298	(18,984)
MP Materials Corp.	Morgan Stanley	9,437	262,406	229,130	(25,366)
Myers Industries, Inc.	Morgan Stanley	6	136	133	26
Newmont Corp.	Morgan Stanley	2,165	100,041	102,188	5,747
Nucor Corp.	Morgan Stanley	3,735	445,256	492,310	61,647
Nutrien Ltd. (Canada)	Morgan Stanley	1,060	81,564	77,412	(1,105)
Olin Corp.	Morgan Stanley	5,235	244,522	277,141	42,629
Packaging Corp. of America	Morgan Stanley	706	92,735	90,304	1,940
Perimeter Solutions SA (Luxembourg)	Morgan Stanley	7,205	68,544	65,854	(607)
PPG Industries, Inc.	Morgan Stanley	728	87,813	91,539	6,866
Reliance Steel & Aluminum Co.	Morgan Stanley	452	90,355	91,503	4,375
Sealed Air Corp.	Morgan Stanley	312	15,524	15,563	529
Silgan Holdings, Inc.	Morgan Stanley	1,093	52,700	56,661	5,728
Steel Dynamics, Inc.	Morgan Stanley	460	45,725	44,942	675
Sylvamo Corp.	Morgan Stanley	1,315	46,347	63,896	19,254
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	1,920	51,170	72,614	23,353
Valvoline, Inc.	Morgan Stanley	1,931	60,969	63,047	3,947
Warrior Met Coal, Inc.	Morgan Stanley	2,415	79,923	83,656	8,184
Westlake Corp.	Morgan Stanley	16	1,634	1,641	79
Westrock Co.	Morgan Stanley	4,847	191,272	170,421	(13,423)
		145,667	7,349,301	7,262,487	201,470
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	3,761	262,555	287,905	34,504
Alphabet, Inc., Class A	Morgan Stanley	19,882	2,046,377	1,754,189	(230,673)
Bumble, Inc., Class A	Morgan Stanley	2,889	59,482	60,813	3,142
Charter Communications, Inc., Class A	Morgan Stanley	2,332	814,825	790,781	(34,943)
Cinemark Holdings, Inc.	Morgan Stanley	33,032	413,635	286,057	(115,125)
Comcast Corp., Class A	Morgan Stanley	10,115	314,673	353,722	48,528
Electronic Arts, Inc.	Morgan Stanley	3,566	456,019	435,694	(6,171)
Fox Corp., Class A	Morgan Stanley	9,474	304,325	287,725	(5,891)
Integral Ad Science Holding Corp.	Morgan Stanley	299	2,653	2,628	79
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	3,699	118,467	123,214	8,330
Live Nation Entertainment, Inc.	Morgan Stanley	1,965	138,683	137,039	2,547
Match Group, Inc.	Morgan Stanley	16,306	936,867	676,536	(232,155)
Meta Platforms, Inc., Class A	Morgan Stanley	13,861	1,644,826	1,668,033	69,295
Netflix, Inc.	Morgan Stanley	4,118	845,990	1,214,316	393,659
New York Times Co. (The), Class A	Morgan Stanley	431	13,926	13,990	562
News Corp., Class A	Morgan Stanley	6,590	106,643	119,938	16,623
Nexstar Media Group, Inc.	Morgan Stanley	204	34,893	35,706	1,885
PubMatic, Inc., Class A	Morgan Stanley	2,342	44,243	30,001	(12,888)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	4,202	78,002	65,173	(9,380)
Sirius XM Holdings, Inc.	Morgan Stanley	47,250	291,585	275,940	(6,859)
Stagwell, Inc.	Morgan Stanley	70	436	435	36

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
TripAdvisor, Inc.	Morgan Stanley	18,313	$447,168	$329,268	$(106,292)
ZipRecruiter, Inc., Class A	Morgan Stanley	6,360	105,688	104,431	1,920
		211,061	9,481,961	9,053,534	(179,267)
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	Morgan Stanley	12,321	124,296	124,812	4,275
Aclaris Therapeutics, Inc.	Morgan Stanley	3	48	47	24
Amgen, Inc.	Morgan Stanley	32	8,467	8,404	216
Amphastar Pharmaceuticals, Inc.	Morgan Stanley	1,245	39,308	34,885	(3,218)
Biogen, Inc.	Morgan Stanley	1,313	375,494	363,596	(591)
Bio-Techne Corp.	Morgan Stanley	2,414	187,873	200,072	17,984
Bristol-Myers Squibb Co.	Morgan Stanley	13,906	950,213	1,000,537	91,363
Charles River Laboratories International, Inc.	Morgan Stanley	461	104,612	100,452	(992)
Corcept Therapeutics, Inc.	Morgan Stanley	2,439	43,818	49,536	7,058
Dynavax Technologies Corp.	Morgan Stanley	19,251	221,776	204,831	(10,368)
Elanco Animal Health, Inc.	Morgan Stanley	16,578	214,637	202,583	(7,606)
Exelixis, Inc.	Morgan Stanley	11,720	192,853	187,989	954
Gilead Sciences, Inc.	Morgan Stanley	955	59,572	81,987	31,824
Harmony Biosciences Holdings, Inc.	Morgan Stanley	83	4,588	4,573	147
Illumina, Inc.	Morgan Stanley	2,770	561,453	560,094	13,181
Ionis Pharmaceuticals, Inc.	Morgan Stanley	4,356	174,956	164,526	(5,149)
IQVIA Holdings, Inc.	Morgan Stanley	3,608	707,284	739,243	53,236
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	1,725	241,284	274,810	41,444
Johnson & Johnson	Morgan Stanley	4,328	717,502	764,541	92,732
Maravai LifeSciences Holdings, Inc., Class A	Morgan Stanley	7,601	174,838	108,770	(65,976)
Merck & Co., Inc.	Morgan Stanley	8,031	702,938	891,039	233,376
Mettler-Toledo International, Inc.	Morgan Stanley	304	343,357	439,417	106,401
Moderna, Inc.	Morgan Stanley	5,803	710,800	1,042,335	352,917
Myovant Sciences Ltd. (Bermuda)	Morgan Stanley	1,002	15,994	27,014	11,525
Organon & Co.	Morgan Stanley	2,425	63,505	67,730	6,305
PerkinElmer, Inc.	Morgan Stanley	2,385	333,644	334,425	10,725
Pfizer, Inc.	Morgan Stanley	17,617	806,702	902,695	154,560
Provention Bio, Inc.	Morgan Stanley	4,025	37,863	42,544	5,843
QIAGEN N. V. (Netherlands)	Morgan Stanley	3,296	156,785	164,372	12,403
SIGA Technologies, Inc.	Morgan Stanley	27,793	293,450	204,556	(80,875)
TG Therapeutics, Inc.	Morgan Stanley	16,519	138,555	195,420	61,052
Veracyte, Inc.	Morgan Stanley	6,625	177,432	157,211	(15,881)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	385	110,337	111,180	4,109
Viatris, Inc.	Morgan Stanley	40,290	400,487	448,428	60,174
Vir Biotechnology, Inc.	Morgan Stanley	2,751	61,334	69,628	10,161
West Pharmaceutical Services, Inc.	Morgan Stanley	1,874	506,678	441,046	(51,548)
Zoetis, Inc.	Morgan Stanley	3,250	468,210	476,288	23,166
		251,484	10,432,943	11,191,616	1,164,951
Retailing
Academy Sports & Outdoors, Inc.	Morgan Stanley	597	24,865	31,366	10,058
Amazon.com, Inc.	Morgan Stanley	17,374	1,876,948	1,459,416	(361,108)
AutoNation, Inc.	Morgan Stanley	1,629	172,685	174,792	7,168
AutoZone, Inc.	Morgan Stanley	85	156,762	209,625	57,598
Bath & Body Works, Inc.	Morgan Stanley	10,299	309,499	434,000	137,151
Best Buy Co., Inc.	Morgan Stanley	157	11,078	12,593	2,081

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Buckle, Inc. (The)	Morgan Stanley	2,630	$77,031	$119,271	$46,614
Dillard's, Inc., Class A	Morgan Stanley	329	85,359	106,333	24,356
eBay, Inc.	Morgan Stanley	10,645	505,378	441,448	(46,284)
Etsy, Inc.	Morgan Stanley	5,975	628,921	715,686	105,334
Group 1 Automotive, Inc.	Morgan Stanley	414	67,072	74,673	10,018
Home Depot, Inc. (The)	Morgan Stanley	1,224	360,911	386,613	41,597
LKQ Corp.	Morgan Stanley	4,934	241,044	263,525	33,843
Lowe's Cos., Inc.	Morgan Stanley	2,051	376,924	408,641	43,933
MarineMax, Inc.	Morgan Stanley	2,061	82,411	64,344	(16,045)
Murphy USA, Inc.	Morgan Stanley	1,540	417,371	430,492	25,151
Nordstrom, Inc.	Morgan Stanley	7,798	135,898	125,860	(5,196)
ODP Corp. (The)	Morgan Stanley	2,628	88,958	119,679	33,720
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	1,351	62,640	63,281	2,547
O'Reilly Automotive, Inc.	Morgan Stanley	173	141,752	146,017	8,548
Overstock.com, Inc.	Morgan Stanley	7,396	176,151	143,187	(27,647)
Ross Stores, Inc.	Morgan Stanley	6,262	515,831	726,830	230,743
Shutterstock, Inc.	Morgan Stanley	2,146	117,470	113,137	146
Target Corp.	Morgan Stanley	3,393	513,473	505,693	7,491
Ulta Beauty, Inc.	Morgan Stanley	487	178,138	228,437	55,676
Urban Outfitters, Inc.	Morgan Stanley	14,272	389,306	340,387	(37,196)
Warby Parker, Inc., Class A	Morgan Stanley	5,510	88,559	74,330	(11,577)
		113,360	7,802,435	7,919,656	378,720
Semiconductors & Semiconductor Equipment
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	891	33,964	25,456	(8,227)
Applied Materials, Inc.	Morgan Stanley	3,874	328,564	377,250	59,977
Axcelis Technologies, Inc.	Morgan Stanley	5,135	288,375	407,514	128,483
Azenta, Inc.	Morgan Stanley	77	4,473	4,483	169
Broadcom, Inc.	Morgan Stanley	738	352,536	412,638	90,599
Cohu, Inc.	Morgan Stanley	344	11,050	11,025	331
Diodes, Inc.	Morgan Stanley	1,361	111,306	103,627	(4,311)
Enphase Energy, Inc.	Morgan Stanley	1,870	527,739	495,475	(16,382)
GLOBALFOUNDRIES, Inc. (Cayman Islands)	Morgan Stanley	10,831	666,455	583,683	(62,884)
Impinj, Inc.	Morgan Stanley	450	54,695	49,131	(3,896)
Lam Research Corp.	Morgan Stanley	2,351	896,719	988,125	119,589
Lattice Semiconductor Corp.	Morgan Stanley	2,808	137,139	182,183	49,189
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	208	13,041	13,100	475
Marvell Technology, Inc.	Morgan Stanley	4,970	190,104	184,089	(279)
MaxLinear, Inc.	Morgan Stanley	5,513	207,810	187,166	(14,375)
Microchip Technology, Inc.	Morgan Stanley	9,028	573,416	634,217	82,517
Monolithic Power Systems, Inc.	Morgan Stanley	190	65,576	67,186	3,604
NVIDIA Corp.	Morgan Stanley	1,727	250,122	252,384	9,801
NXP Semiconductors NV (Netherlands)	Morgan Stanley	5,802	913,779	916,890	37,060
ON Semiconductor Corp.	Morgan Stanley	12,076	678,554	753,180	92,678
Onto Innovation, Inc.	Morgan Stanley	494	32,661	33,636	1,954
Photronics, Inc.	Morgan Stanley	10,179	173,217	171,313	3,324
Power Integrations, Inc.	Morgan Stanley	1,041	80,340	74,661	(2,815)
Qorvo, Inc.	Morgan Stanley	2,319	217,656	210,194	(897)
QUALCOMM, Inc.	Morgan Stanley	9,148	1,051,580	1,005,731	(9,366)
Rambus, Inc.	Morgan Stanley	8,279	224,252	296,554	79,064

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Semtech Corp.	Morgan Stanley	5,724	$237,737	$164,222	$(74,674)
Silicon Laboratories, Inc.	Morgan Stanley	338	42,091	45,856	5,243
Skyworks Solutions, Inc.	Morgan Stanley	2,875	270,227	261,999	1,359
Synaptics, Inc.	Morgan Stanley	3,632	433,815	345,621	(75,135)
Teradyne, Inc.	Morgan Stanley	3,356	301,667	293,147	821
Universal Display Corp.	Morgan Stanley	294	28,070	31,764	4,649
Veeco Instruments, Inc.	Morgan Stanley	121	2,229	2,248	110
		118,044	9,400,959	9,585,748	497,755
Software & Services
A10 Networks, Inc.	Morgan Stanley	209	3,478	3,476	126
Accenture PLC, Class A (Ireland)	Morgan Stanley	5,172	1,385,927	1,380,096	43,784
Adobe, Inc.	Morgan Stanley	2,457	707,793	826,854	140,353
Akamai Technologies, Inc.	Morgan Stanley	3,747	314,748	315,872	10,606
ANSYS, Inc.	Morgan Stanley	1,066	232,772	257,535	31,781
Autodesk, Inc.	Morgan Stanley	1,819	353,458	339,917	(2,896)
Automatic Data Processing, Inc.	Morgan Stanley	2,951	679,300	704,876	52,408
Bentley Systems, Inc., Class B	Morgan Stanley	1,681	54,101	62,130	9,729
BlackBerry Ltd. (Canada)	Morgan Stanley	7,966	43,770	25,969	(19,613)
Box, Inc., Class A	Morgan Stanley	2,659	78,105	82,775	7,040
Broadridge Financial Solutions, Inc.	Morgan Stanley	2,615	399,265	350,750	(34,312)
Ceridian HCM Holding, Inc.	Morgan Stanley	2,246	121,696	144,081	26,065
CommVault Systems, Inc.	Morgan Stanley	1,005	63,731	63,154	1,362
Concentrix Corp.	Morgan Stanley	207	23,952	27,564	4,834
Descartes Systems Group, Inc. (The) (Canada)	Morgan Stanley	818	51,778	56,974	6,760
Digital Turbine, Inc.	Morgan Stanley	5,326	76,421	81,168	7,057
Docebo, Inc. (Canada)	Morgan Stanley	136	4,279	4,507	380
DocuSign, Inc.	Morgan Stanley	7,902	442,923	437,929	8,339
Dolby Laboratories, Inc., Class A	Morgan Stanley	1,140	73,945	80,416	9,024
Dropbox, Inc., Class A	Morgan Stanley	10,849	232,327	242,801	17,432
DXC Technology Co.	Morgan Stanley	10,167	301,424	269,426	(22,917)
Euronet Worldwide, Inc.	Morgan Stanley	1,737	147,637	163,938	20,529
Fidelity National Information Services, Inc.	Morgan Stanley	9,972	633,733	676,600	66,360
FleetCor Technologies, Inc.	Morgan Stanley	1,379	273,611	253,295	(12,070)
Fortinet, Inc.	Morgan Stanley	11,960	552,923	584,724	48,440
Gartner, Inc.	Morgan Stanley	430	122,228	144,540	26,009
Gen Digital, Inc.	Morgan Stanley	1,047	22,275	22,437	861
Global Payments, Inc.	Morgan Stanley	2,390	236,541	237,375	6,606
Hackett Group, Inc. (The)	Morgan Stanley	14	286	285	32
InterDigital, Inc.	Morgan Stanley	1,366	71,052	67,590	(1,301)
Jack Henry & Associates, Inc.	Morgan Stanley	1,712	312,930	300,559	(2,270)
Manhattan Associates, Inc.	Morgan Stanley	280	31,230	33,992	4,002
Microsoft Corp.	Morgan Stanley	7,746	1,800,949	1,857,646	119,193
Model N, Inc.	Morgan Stanley	69	2,787	2,799	119
MongoDB, Inc.	Morgan Stanley	1,578	318,552	310,614	1,657
N-able, Inc.	Morgan Stanley	579	6,400	5,952	(231)
Nutanix, Inc., Class A	Morgan Stanley	10,938	248,154	284,935	43,645
Oracle Corp.	Morgan Stanley	8,387	569,777	685,553	140,694
Palo Alto Networks, Inc.	Morgan Stanley	226	34,778	31,536	(4,620)
Paychex, Inc.	Morgan Stanley	1,991	226,912	230,080	10,010

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
PayPal Holdings, Inc.	Morgan Stanley	25,194	$1,889,992	$1,794,317	$(67,579)
Qualys, Inc.	Morgan Stanley	1,757	224,884	197,188	(21,163)
Roper Technologies, Inc.	Morgan Stanley	74	27,382	31,975	7,733
Sabre Corp.	Morgan Stanley	4,930	35,795	30,467	(4,644)
Salesforce, Inc.	Morgan Stanley	9,963	1,387,985	1,320,994	(57,846)
ServiceNow, Inc.	Morgan Stanley	2,497	1,080,556	969,510	(78,552)
Shift4 Payments, Inc., Class A	Morgan Stanley	1,571	68,318	87,866	24,551
Shopify, Inc., Class A (Canada)	Morgan Stanley	2,970	127,216	103,089	(20,807)
Splunk, Inc.	Morgan Stanley	6,642	577,393	571,810	11,791
SPS Commerce, Inc.	Morgan Stanley	224	27,608	28,768	2,014
SS&C Technologies Holdings, Inc.	Morgan Stanley	1,812	93,154	94,333	4,209
Tyler Technologies, Inc.	Morgan Stanley	91	26,216	29,339	4,928
UserTesting, Inc.	Morgan Stanley	298	2,236	2,238	93
VeriSign, Inc.	Morgan Stanley	966	167,534	198,455	37,289
WEX, Inc.	Morgan Stanley	939	148,715	153,667	9,452
Workday, Inc., Class A	Morgan Stanley	760	133,230	127,171	(2,032)
Yext, Inc.	Morgan Stanley	2,730	17,377	17,827	996
		199,357	17,293,539	17,411,734	615,440
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	4,947	343,603	376,665	45,883
Apple, Inc.	Morgan Stanley	16,132	2,235,540	2,096,031	(68,883)
Arista Networks, Inc.	Morgan Stanley	815	97,295	98,900	5,256
Badger Meter, Inc.	Morgan Stanley	18	1,981	1,963	67
CDW Corp.	Morgan Stanley	2,318	391,210	413,948	34,518
Cisco Systems, Inc.	Morgan Stanley	16,335	677,802	778,199	130,943
Corning, Inc.	Morgan Stanley	6,745	217,946	215,435	8,964
Dell Technologies, Inc., Class C	Morgan Stanley	7,259	310,187	291,957	(9,194)
EchoStar Corp., Class A	Morgan Stanley	11,412	298,239	190,352	(99,014)
Extreme Networks, Inc.	Morgan Stanley	3,225	33,174	59,050	26,897
F5, Inc.	Morgan Stanley	3,044	443,705	436,844	6,496
Hewlett Packard Enterprise Co.	Morgan Stanley	28,840	431,655	460,286	50,119
HP, Inc.	Morgan Stanley	12,415	387,052	333,591	(41,807)
Infinera Corp.	Morgan Stanley	12,972	85,808	87,431	4,225
IonQ, Inc.	Morgan Stanley	17,102	91,812	59,002	(32,510)
Jabil, Inc.	Morgan Stanley	1,266	74,424	86,341	14,279
Keysight Technologies, Inc.	Morgan Stanley	657	110,262	112,393	5,468
NCR Corp.	Morgan Stanley	3,578	68,765	83,761	18,011
NetApp, Inc.	Morgan Stanley	3,843	250,862	230,811	1,878
NetScout Systems, Inc.	Morgan Stanley	3,167	109,219	102,959	(2,954)
PC Connection, Inc.	Morgan Stanley	19	937	891	6
Sanmina Corp.	Morgan Stanley	775	46,400	44,400	(582)
Super Micro Computer, Inc.	Morgan Stanley	430	37,168	35,303	(724)
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	2,543	312,239	291,936	(11,271)
Teledyne Technologies, Inc.	Morgan Stanley	852	343,076	340,723	7,980
Trimble, Inc.	Morgan Stanley	2,248	116,296	113,659	881
Viavi Solutions, Inc.	Morgan Stanley	2,608	34,765	27,410	(7,021)
Vishay Intertechnology, Inc.	Morgan Stanley	4,911	105,553	105,930	3,573

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Western Digital Corp.	Morgan Stanley	2,786	$87,387	$87,898	$3,161
Zebra Technologies Corp., Class A	Morgan Stanley	1,256	429,409	322,051	(94,431)
		174,518	8,173,771	7,886,120	214
Telecommunication Services
AT&T, Inc.	Morgan Stanley	24,916	441,206	458,704	43,381
BCE, Inc. (Canada)	Morgan Stanley	1,804	80,293	79,286	2,006
IDT Corp., Class B	Morgan Stanley	63	1,772	1,775	80
Iridium Communications, Inc.	Morgan Stanley	812	27,904	41,737	14,695
Lumen Technologies, Inc.	Morgan Stanley	20,397	184,339	106,472	(57,957)
TELUS Corp. (Canada)	Morgan Stanley	1,954	41,023	37,732	(1,730)
T-Mobile US, Inc.	Morgan Stanley	6,465	847,324	905,100	83,261
Verizon Communications, Inc.	Morgan Stanley	10,419	424,101	410,509	(2,273)
		66,830	2,047,962	2,041,315	81,463
Transportation
ArcBest Corp.	Morgan Stanley	5,737	246,079	401,819	163,758
Canadian Pacific Railway Ltd. (Canada)	Morgan Stanley	34	2,561	2,536	76
CH Robinson Worldwide, Inc.	Morgan Stanley	270	25,009	24,721	488
CSX Corp.	Morgan Stanley	6,781	188,466	210,075	31,410
Expeditors International of Washington, Inc.	Morgan Stanley	10,951	1,066,293	1,138,028	121,222
Forward Air Corp.	Morgan Stanley	591	59,611	61,990	4,391
Hub Group, Inc., Class A	Morgan Stanley	820	65,481	65,182	1,606
Landstar System, Inc.	Morgan Stanley	205	30,566	33,395	3,833
Matson, Inc.	Morgan Stanley	754	61,120	47,133	(12,284)
Norfolk Southern Corp.	Morgan Stanley	1,083	254,356	266,873	22,302
Old Dominion Freight Line, Inc.	Morgan Stanley	887	223,897	251,713	35,725
Ryder System, Inc.	Morgan Stanley	1,997	172,983	166,889	(68)
Union Pacific Corp.	Morgan Stanley	1,990	415,087	412,069	19,643
United Airlines Holdings, Inc.	Morgan Stanley	14,495	600,623	546,462	(36,090)
United Parcel Service, Inc., Class B	Morgan Stanley	1,836	316,110	319,170	14,915
XPO, Inc.	Morgan Stanley	1,187	34,322	39,515	6,249
		49,618	3,762,564	3,987,570	377,176
Utilities
AES Corp. (The)	Morgan Stanley	6,158	144,008	177,104	39,816
Ameren Corp.	Morgan Stanley	22	1,985	1,956	54
American Water Works Co., Inc.	Morgan Stanley	360	53,933	54,871	2,604
Constellation Energy Corp.	Morgan Stanley	9,607	616,111	828,219	233,734
Dominion Energy, Inc.	Morgan Stanley	810	48,181	49,669	5,516
Exelon Corp.	Morgan Stanley	17,131	709,199	740,573	63,977
National Fuel Gas Co.	Morgan Stanley	1,317	88,218	83,366	(1,541)
New Jersey Resources Corp.	Morgan Stanley	345	17,096	17,119	610
NRG Energy, Inc.	Morgan Stanley	1,509	48,197	48,016	1,292
Otter Tail Corp.	Morgan Stanley	1,895	127,370	111,255	(11,499)
Public Service Enterprise Group, Inc.	Morgan Stanley	7,837	512,683	480,173	(6,662)
Southern Co. (The)	Morgan Stanley	4,001	283,274	285,711	13,742
		50,992	2,650,255	2,878,032	341,643

Total Reference Entity — Long			136,983,938	141,501,538	9,494,342

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	(9,471)	$(455,006)	$(328,549)	$127,016
Dana, Inc.	Morgan Stanley	(15,255)	(362,642)	(230,808)	136,400
Fox Factory Holding Corp.	Morgan Stanley	(1,475)	(213,096)	(134,564)	77,748
Gentex Corp.	Morgan Stanley	(20,440)	(567,141)	(557,399)	7,147
Gentherm, Inc.	Morgan Stanley	(9,751)	(639,843)	(636,643)	(293)
LCI Industries	Morgan Stanley	(1,885)	(281,857)	(174,268)	101,601
Lucid Group, Inc.	Morgan Stanley	(146,225)	(1,091,022)	(998,717)	88,197
Luminar Technologies, Inc.	Morgan Stanley	(63,305)	(437,053)	(313,360)	122,062
QuantumScape Corp.	Morgan Stanley	(36,849)	(305,176)	(208,934)	94,928
Standard Motor Products, Inc.	Morgan Stanley	(8,860)	(345,050)	(308,328)	34,404
		(313,516)	(4,697,886)	(3,891,570)	789,210
Capital Goods
AAON, Inc.	Morgan Stanley	(9,713)	(551,616)	(731,583)	(190,387)
AAR Corp.	Morgan Stanley	(1,293)	(55,830)	(58,056)	(2,414)
Acuity Brands, Inc.	Morgan Stanley	(974)	(205,292)	(161,304)	42,727
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	(21,317)	(952,167)	(1,192,260)	(247,161)
AeroVironment, Inc.	Morgan Stanley	(1,519)	(140,153)	(130,118)	9,518
AerSale Corp.	Morgan Stanley	(258)	(4,017)	(4,185)	(159)
AGCO Corp.	Morgan Stanley	(566)	(77,868)	(78,499)	(902)
Alamo Group, Inc.	Morgan Stanley	(1,715)	(220,658)	(242,844)	(23,535)
Ameresco, Inc., Class A	Morgan Stanley	(1,434)	(85,683)	(81,939)	3,444
American Woodmark Corp.	Morgan Stanley	(6,461)	(442,184)	(315,684)	126,432
API Group Corp.	Morgan Stanley	(12,447)	(216,388)	(234,128)	(20,372)
AZEK Co., Inc. (The)	Morgan Stanley	(87,415)	(2,763,160)	(1,776,273)	977,650
AZZ, Inc.	Morgan Stanley	(5,472)	(221,777)	(219,974)	341
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(178,015)	(1,836,924)	(852,692)	977,223
Beacon Roofing Supply, Inc.	Morgan Stanley	(17,861)	(1,082,737)	(942,882)	138,478
Boeing Co. (The)	Morgan Stanley	(1,176)	(242,814)	(224,016)	17,902
BWX Technologies, Inc.	Morgan Stanley	(7,920)	(519,021)	(459,994)	45,430
Cadre Holdings, Inc.	Morgan Stanley	(6,357)	(162,989)	(128,030)	33,850
Columbus McKinnon Corp.	Morgan Stanley	(6,224)	(283,574)	(202,093)	80,487
Construction Partners, Inc., Class A	Morgan Stanley	(21,632)	(650,666)	(577,358)	70,714
Core & Main, Inc., Class A	Morgan Stanley	(11,860)	(264,128)	(229,017)	34,590
CSW Industrials, Inc.	Morgan Stanley	(1,080)	(132,434)	(125,204)	6,199
Curtiss-Wright Corp.	Morgan Stanley	(4,073)	(607,215)	(680,150)	(81,195)
Dycom Industries, Inc.	Morgan Stanley	(12,469)	(1,128,465)	(1,167,098)	(42,884)
Eaton Corp. PLC (Ireland)	Morgan Stanley	(1,509)	(242,497)	(236,838)	6,012
Energy Recovery, Inc.	Morgan Stanley	(10,830)	(236,563)	(221,907)	13,805
EnerSys	Morgan Stanley	(17,428)	(1,355,623)	(1,286,884)	49,321
ESCO Technologies, Inc.	Morgan Stanley	(1,945)	(149,116)	(170,265)	(23,535)
Evoqua Water Technologies Corp.	Morgan Stanley	(22,831)	(847,459)	(904,108)	(63,552)
Federal Signal Corp.	Morgan Stanley	(12,121)	(466,020)	(563,263)	(101,277)
Flowserve Corp.	Morgan Stanley	(51,492)	(1,653,895)	(1,579,775)	51,850
Franklin Electric Co., Inc.	Morgan Stanley	(5,731)	(495,006)	(457,047)	31,294
FuelCell Energy, Inc.	Morgan Stanley	(19,510)	(52,291)	(54,238)	(2,121)
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(22,917)	(283,223)	(261,483)	20,798
Gibraltar Industries, Inc.	Morgan Stanley	(9,197)	(600,359)	(421,958)	176,076
GMS, Inc.	Morgan Stanley	(5,793)	(340,770)	(288,491)	52,651

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
GrafTech International Ltd.	Morgan Stanley	(27,793)	$(146,875)	$(132,295)	$14,226
Granite Construction, Inc.	Morgan Stanley	(3,311)	(107,662)	(116,117)	(11,164)
Greenbrier Cos., Inc. (The)	Morgan Stanley	(866)	(40,363)	(29,037)	12,833
Hayward Holdings, Inc.	Morgan Stanley	(16,340)	(194,804)	(153,596)	40,870
Helios Technologies, Inc.	Morgan Stanley	(454)	(24,783)	(24,716)	(3)
Herc Holdings, Inc.	Morgan Stanley	(7,736)	(876,179)	(1,017,826)	(159,473)
Hillenbrand, Inc.	Morgan Stanley	(15,295)	(711,290)	(652,638)	53,440
Huntington Ingalls Industries, Inc.	Morgan Stanley	(10,491)	(2,443,228)	(2,420,064)	5,038
JELD-WEN Holding, Inc.	Morgan Stanley	(101,254)	(1,729,210)	(977,101)	745,570
John Bean Technologies Corp.	Morgan Stanley	(7,984)	(726,276)	(729,179)	(6,218)
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(94,860)	(1,490,309)	(978,955)	505,658
Lennox International, Inc.	Morgan Stanley	(4,555)	(1,139,611)	(1,089,693)	43,866
Masonite International Corp. (Canada)	Morgan Stanley	(1,143)	(90,989)	(92,137)	(1,469)
MasTec, Inc.	Morgan Stanley	(10,310)	(866,256)	(879,752)	(18,647)
Maxar Technologies, Inc.	Morgan Stanley	(12,944)	(318,020)	(669,723)	(369,738)
MDU Resources Group, Inc.	Morgan Stanley	(18,334)	(561,302)	(556,254)	(15,259)
Mercury Systems, Inc.	Morgan Stanley	(37,234)	(2,275,559)	(1,665,849)	601,113
Middleby Corp. (The)	Morgan Stanley	(10,231)	(1,673,114)	(1,369,931)	297,294
MRC Global, Inc.	Morgan Stanley	(31,477)	(327,153)	(364,504)	(39,924)
Mueller Water Products, Inc., Class A	Morgan Stanley	(88,632)	(1,015,250)	(953,680)	50,973
MYR Group, Inc.	Morgan Stanley	(1,900)	(175,502)	(174,933)	(72)
Oshkosh Corp.	Morgan Stanley	(13,678)	(1,143,643)	(1,206,263)	(77,081)
Parker-Hannifin Corp.	Morgan Stanley	(6,118)	(1,871,666)	(1,780,338)	83,628
Plug Power, Inc.	Morgan Stanley	(45,071)	(670,404)	(557,528)	110,441
Primoris Services Corp.	Morgan Stanley	(46,937)	(1,147,460)	(1,029,798)	102,096
Proterra, Inc.	Morgan Stanley	(10,716)	(50,291)	(40,399)	9,725
Proto Labs, Inc.	Morgan Stanley	(4,737)	(959,240)	(120,936)	871,834
Regal Rexnord Corp.	Morgan Stanley	(5,321)	(822,609)	(638,414)	175,838
Resideo Technologies, Inc.	Morgan Stanley	(13,911)	(291,201)	(228,836)	61,289
REV Group, Inc.	Morgan Stanley	(634)	(8,099)	(8,001)	74
Rush Enterprises, Inc., Class A	Morgan Stanley	(10,679)	(533,426)	(558,298)	(27,731)
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(19,259)	(1,059,197)	(777,678)	274,167
Shyft Group, Inc. (The)	Morgan Stanley	(276)	(6,781)	(6,861)	(83)
SiteOne Landscape Supply, Inc.	Morgan Stanley	(3,531)	(487,595)	(414,257)	75,976
SPX Technologies, Inc.	Morgan Stanley	(5,719)	(338,879)	(375,452)	(38,401)
Stanley Black & Decker, Inc.	Morgan Stanley	(30,341)	(4,814,435)	(2,279,216)	2,428,206
Stem, Inc.	Morgan Stanley	(8,718)	(89,618)	(77,939)	11,363
Tennant Co.	Morgan Stanley	(4,114)	(253,049)	(253,299)	(2,811)
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(5,560)	(202,400)	(172,416)	23,108
Titan International, Inc.	Morgan Stanley	(580)	(8,742)	(8,886)	(153)
Toro Co. (The)	Morgan Stanley	(8,557)	(764,295)	(968,652)	(244,173)
TransDigm Group, Inc.	Morgan Stanley	(722)	(449,493)	(454,607)	(7,093)
Univar Solutions, Inc.	Morgan Stanley	(7,377)	(232,584)	(234,589)	(5,098)
Vertiv Holdings Co.	Morgan Stanley	(53,703)	(728,379)	(733,583)	(9,281)
Vicor Corp.	Morgan Stanley	(3,717)	(276,510)	(199,789)	75,698
Virgin Galactic Holdings, Inc.	Morgan Stanley	(56,275)	(302,232)	(195,837)	105,274
WESCO International, Inc.	Morgan Stanley	(24,046)	(3,091,474)	(3,010,559)	69,229
Woodward, Inc.	Morgan Stanley	(4,622)	(445,991)	(446,531)	(2,206)
Zurn Elkay Water Solutions Corp.	Morgan Stanley	(7,737)	(189,363)	(163,638)	26,305
		(1,506,355)	(57,743,373)	(49,252,218)	8,006,352

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	(33,840)	$(1,497,791)	$(1,503,173)	$(22,121)
Alight, Inc., Class A	Morgan Stanley	(120,286)	(1,015,350)	(1,005,591)	4,582
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(2,324)	(253,324)	(242,904)	9,545
Cimpress PLC (Ireland)	Morgan Stanley	(355)	(9,238)	(9,802)	(575)
CoStar Group, Inc.	Morgan Stanley	(3,631)	(331,585)	(280,604)	52,935
Driven Brands Holdings, Inc.	Morgan Stanley	(20,278)	(623,025)	(553,792)	66,897
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(22,675)	(457,578)	(277,996)	193,440
Equifax, Inc.	Morgan Stanley	(272)	(53,427)	(52,866)	383
FTI Consulting, Inc.	Morgan Stanley	(14,998)	(2,532,329)	(2,381,682)	140,925
GFL Environmental, Inc. (Canada)	Morgan Stanley	(5,489)	(220,938)	(160,443)	63,624
Healthcare Services Group, Inc.	Morgan Stanley	(23,151)	(381,824)	(277,812)	89,974
Heritage-Crystal Clean, Inc.	Morgan Stanley	(1,864)	(58,061)	(60,543)	(2,678)
HNI Corp.	Morgan Stanley	(4,830)	(177,350)	(137,317)	35,435
Huron Consulting Group, Inc.	Morgan Stanley	(2,960)	(194,559)	(214,896)	(22,630)
ICF International, Inc.	Morgan Stanley	(6,174)	(637,377)	(611,535)	22,211
Jacobs Solutions, Inc.	Morgan Stanley	(5,371)	(692,677)	(644,896)	45,177
KAR Auction Services, Inc.	Morgan Stanley	(22,340)	(326,984)	(291,537)	34,133
KBR, Inc.	Morgan Stanley	(1,004)	(52,800)	(53,011)	(388)
MillerKnoll, Inc.	Morgan Stanley	(18,150)	(704,766)	(381,332)	323,550
Montrose Environmental Group, Inc.	Morgan Stanley	(1,726)	(76,566)	(76,617)	(317)
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	(16)	(925)	(925)	20
Steelcase, Inc., Class A	Morgan Stanley	(35,321)	(331,797)	(249,719)	72,693
Stericycle, Inc.	Morgan Stanley	(5,149)	(283,604)	(256,884)	25,676
TrueBlue, Inc.	Morgan Stanley	(2,054)	(58,969)	(40,217)	18,947
UniFirst Corp.	Morgan Stanley	(3,982)	(749,817)	(768,486)	(26,174)
Upwork, Inc.	Morgan Stanley	(54,033)	(1,923,625)	(564,105)	1,364,916
		(412,273)	(13,646,286)	(11,098,685)	2,490,180
Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	(12,397)	(578,271)	(526,377)	46,334
BRP, Inc. (Canada)	Morgan Stanley	(2,940)	(201,305)	(224,469)	(25,136)
Brunswick Corp.	Morgan Stanley	(11,023)	(1,040,543)	(794,538)	226,392
Carter's, Inc.	Morgan Stanley	(7,686)	(630,548)	(573,452)	41,707
Columbia Sportswear Co.	Morgan Stanley	(5,624)	(424,375)	(492,550)	(73,415)
Deckers Outdoor Corp.	Morgan Stanley	(2,187)	(789,111)	(872,963)	(95,767)
G-III Apparel Group Ltd.	Morgan Stanley	(3,838)	(68,046)	(52,619)	16,653
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(10,714)	(335,042)	(293,564)	35,762
Hanesbrands, Inc.	Morgan Stanley	(89,984)	(1,022,326)	(572,298)	418,361
Hasbro, Inc.	Morgan Stanley	(3,709)	(222,311)	(226,286)	(4,794)
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(9,169)	(1,538,485)	(1,016,934)	512,836
Installed Building Products, Inc.	Morgan Stanley	(508)	(70,897)	(43,485)	32,950
iRobot Corp.	Morgan Stanley	(7,143)	(502,004)	(343,793)	156,485
La-Z-Boy, Inc.	Morgan Stanley	(9,763)	(316,211)	(222,792)	87,101
Levi Strauss & Co., Class A	Morgan Stanley	(8,239)	(125,387)	(127,869)	(4,704)
Mattel, Inc.	Morgan Stanley	(11,154)	(262,014)	(198,987)	62,058
Mohawk Industries, Inc.	Morgan Stanley	(2,719)	(282,474)	(277,936)	3,491
Newell Brands, Inc.	Morgan Stanley	(42,303)	(557,781)	(553,323)	2,298
Oxford Industries, Inc.	Morgan Stanley	(1,093)	(108,099)	(101,846)	5,868
Polaris, Inc.	Morgan Stanley	(940)	(118,288)	(94,940)	22,710
Ralph Lauren Corp.	Morgan Stanley	(1,745)	(172,153)	(184,394)	(17,799)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Durables & Apparel — (continued)
Skechers USA, Inc., Class A	Morgan Stanley	(20,075)	$(915,122)	$(842,146)	$66,094
Sonos, Inc.	Morgan Stanley	(19,401)	(338,274)	(327,877)	9,140
Tempur Sealy International, Inc.	Morgan Stanley	(39,954)	(1,135,141)	(1,371,621)	(245,998)
Topgolf Callaway Brands Corp.	Morgan Stanley	(51,031)	(1,249,015)	(1,007,862)	236,032
VF Corp.	Morgan Stanley	(13,293)	(477,894)	(367,020)	100,762
Wolverine World Wide, Inc.	Morgan Stanley	(47,799)	(1,046,187)	(522,443)	504,747
YETI Holdings, Inc.	Morgan Stanley	(13,930)	(879,856)	(575,448)	301,224
		(450,361)	(15,407,160)	(12,809,832)	2,421,392
Consumer Services
Accel Entertainment, Inc.	Morgan Stanley	(108)	(822)	(832)	11
Bally's Corp.	Morgan Stanley	(15,351)	(705,116)	(297,502)	404,967
Brinker International, Inc.	Morgan Stanley	(29,529)	(914,677)	(942,270)	(31,580)
Cheesecake Factory, Inc. (The)	Morgan Stanley	(6,275)	(222,178)	(198,980)	21,890
Chegg, Inc.	Morgan Stanley	(17,817)	(388,025)	(450,236)	(66,362)
Choice Hotels International, Inc.	Morgan Stanley	(18,284)	(2,229,516)	(2,059,510)	159,779
Churchill Downs, Inc.	Morgan Stanley	(7,896)	(1,689,446)	(1,669,451)	8,233
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	(9,005)	(930,534)	(853,134)	68,916
Darden Restaurants, Inc.	Morgan Stanley	(6,684)	(898,792)	(924,598)	(33,851)
Dave & Buster's Entertainment, Inc.	Morgan Stanley	(13,809)	(492,375)	(489,391)	1,143
DraftKings, Inc., Class A	Morgan Stanley	(26,848)	(819,451)	(305,799)	510,572
Duolingo, Inc.	Morgan Stanley	(5,751)	(402,658)	(409,069)	(7,912)
First Watch Restaurant Group, Inc.	Morgan Stanley	(3,743)	(55,286)	(50,643)	4,458
Jack in the Box, Inc.	Morgan Stanley	(7,797)	(544,838)	(531,989)	4,609
Krispy Kreme, Inc.	Morgan Stanley	(34,260)	(485,824)	(353,563)	131,367
Mister Car Wash, Inc.	Morgan Stanley	(56,140)	(664,468)	(518,172)	144,627
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(71,257)	(1,018,874)	(872,186)	143,010
RCI Hospitality Holdings, Inc.	Morgan Stanley	(21)	(1,986)	(1,957)	46
Red Rock Resorts, Inc., Class A	Morgan Stanley	(21,099)	(876,158)	(844,171)	9,947
Shake Shack, Inc., Class A	Morgan Stanley	(8,433)	(398,505)	(350,222)	46,797
Stride, Inc.	Morgan Stanley	(19,002)	(677,597)	(594,383)	80,707
Sweetgreen, Inc., Class A	Morgan Stanley	(6,953)	(66,555)	(59,587)	6,739
Target Hospitality Corp.	Morgan Stanley	(41,202)	(544,688)	(623,798)	(82,502)
Udemy, Inc.	Morgan Stanley	(4,000)	(45,425)	(42,200)	3,077
Vail Resorts, Inc.	Morgan Stanley	(444)	(115,153)	(105,827)	8,912
Wendy's Co. (The)	Morgan Stanley	(57,794)	(1,323,097)	(1,307,878)	(19,924)
Wingstop, Inc.	Morgan Stanley	(164)	(30,390)	(22,570)	11,597
Wynn Resorts Ltd.	Morgan Stanley	(6,966)	(483,293)	(574,486)	(98,377)
		(496,632)	(17,025,727)	(15,454,404)	1,430,896
Diversified Financials
Blucora, Inc.	Morgan Stanley	(19,333)	(393,345)	(493,571)	(101,693)
Coinbase Global, Inc., Class A	Morgan Stanley	(13,514)	(835,070)	(478,260)	355,570
Donnelley Financial Solutions, Inc.	Morgan Stanley	(1,229)	(45,969)	(47,501)	(1,682)
WisdomTree, Inc.	Morgan Stanley	(31,877)	(186,283)	(173,730)	11,814
		(65,953)	(1,460,667)	(1,193,062)	264,009
Energy
Cactus, Inc., Class A	Morgan Stanley	(5,028)	(261,825)	(252,707)	7,818
California Resources Corp.	Morgan Stanley	(7,192)	(338,788)	(312,924)	22,228
Cameco Corp. (Canada)	Morgan Stanley	(52,509)	(1,248,220)	(1,190,379)	48,505

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Energy — (continued)
Chord Energy Corp.	Morgan Stanley	(21,754)	$(3,217,042)	$(2,976,165)	$208,500
Civitas Resources, Inc.	Morgan Stanley	(11,206)	(710,296)	(649,164)	7,306
Core Laboratories NV (Netherlands)	Morgan Stanley	(29,509)	(858,363)	(598,147)	255,740
Coterra Energy, Inc.	Morgan Stanley	(17,565)	(469,983)	(431,572)	32,626
Delek US Holdings, Inc.	Morgan Stanley	(10,678)	(359,586)	(288,306)	70,981
Denison Mines Corp. (Canada)	Morgan Stanley	(85,605)	(98,375)	(98,446)	(419)
Diamond Offshore Drilling, Inc.	Morgan Stanley	(29,485)	(282,725)	(306,644)	(24,966)
Earthstone Energy, Inc., Class A	Morgan Stanley	(49,535)	(702,383)	(704,883)	(5,136)
Excelerate Energy, Inc., Class A	Morgan Stanley	(7,485)	(205,797)	(187,499)	17,542
Green Plains, Inc.	Morgan Stanley	(8,930)	(280,791)	(272,365)	7,147
Helix Energy Solutions Group, Inc.	Morgan Stanley	(23,352)	(157,687)	(172,338)	(15,311)
Kinetik Holdings, Inc.	Morgan Stanley	(23,113)	(854,117)	(764,578)	62,142
New Fortress Energy, Inc.	Morgan Stanley	(23,893)	(1,114,412)	(1,013,541)	96,674
NexGen Energy Ltd. (Canada)	Morgan Stanley	(66,801)	(293,361)	(295,928)	(5,688)
NextDecade Corp.	Morgan Stanley	(844)	(3,994)	(4,169)	(167)
Noble Corp. PLC (United Kingdom)	Morgan Stanley	(13,143)	(454,421)	(495,623)	(42,899)
Northern Oil and Gas, Inc.	Morgan Stanley	(17,624)	(506,530)	(543,172)	(54,655)
NOV, Inc.	Morgan Stanley	(13,447)	(250,492)	(280,908)	(32,532)
Par Pacific Holdings, Inc.	Morgan Stanley	(6,827)	(113,457)	(158,728)	(51,983)
PDC Energy, Inc.	Morgan Stanley	(6,754)	(484,011)	(428,744)	52,955
Permian Resources Corp.	Morgan Stanley	(67,257)	(684,148)	(632,216)	49,365
ProFrac Holding Corp., Class A	Morgan Stanley	(8,769)	(204,987)	(220,979)	(16,745)
Ranger Oil Corp., Class A	Morgan Stanley	(18,289)	(684,157)	(739,424)	(59,206)
Schlumberger Ltd. (Curacao)	Morgan Stanley	(6,870)	(298,974)	(367,270)	(69,405)
Select Energy Services, Inc., Class A	Morgan Stanley	(863)	(7,754)	(7,974)	(226)
SilverBow Resources, Inc.	Morgan Stanley	(21,387)	(832,277)	(604,824)	224,595
Targa Resources Corp.	Morgan Stanley	(35,179)	(2,502,056)	(2,585,657)	(101,606)
TC Energy Corp. (Canada)	Morgan Stanley	(26,081)	(1,402,330)	(1,039,589)	308,554
Tellurian, Inc.	Morgan Stanley	(212,477)	(752,501)	(356,961)	393,532
Uranium Energy Corp.	Morgan Stanley	(81,303)	(309,018)	(315,456)	(9,657)
Williams Cos., Inc. (The)	Morgan Stanley	(10,833)	(383,169)	(356,406)	27,458
World Fuel Services Corp.	Morgan Stanley	(37,480)	(909,523)	(1,024,328)	(131,603)
		(1,059,067)	(22,237,550)	(20,678,014)	1,271,464
Food & Staples Retailing
Grocery Outlet Holding Corp.	Morgan Stanley	(37,577)	(1,133,953)	(1,096,873)	32,809
Performance Food Group Co.	Morgan Stanley	(4,147)	(215,683)	(242,143)	(30,312)
SpartanNash Co.	Morgan Stanley	(20,422)	(648,234)	(617,561)	23,492
United Natural Foods, Inc.	Morgan Stanley	(12,939)	(507,886)	(500,869)	5,117
		(75,085)	(2,505,756)	(2,457,446)	31,106
Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(37,284)	(869,960)	(415,717)	390,861
Coca-Cola Consolidated, Inc.	Morgan Stanley	(107)	(55,178)	(54,823)	170
Darling Ingredients, Inc.	Morgan Stanley	(44,919)	(3,298,640)	(2,811,480)	474,429
Flowers Foods, Inc.	Morgan Stanley	(24,117)	(661,566)	(693,123)	(35,018)
Freshpet, Inc.	Morgan Stanley	(8,692)	(1,257,340)	(458,677)	808,354
Hain Celestial Group, Inc. (The)	Morgan Stanley	(48,342)	(948,071)	(782,174)	163,373
Hormel Foods Corp.	Morgan Stanley	(28,783)	(1,333,843)	(1,311,066)	17,737
Hostess Brands, Inc.	Morgan Stanley	(14,559)	(360,179)	(326,704)	34,304
Ingredion, Inc.	Morgan Stanley	(2,477)	(239,560)	(242,573)	(15,995)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food, Beverage & Tobacco — (continued)
J & J Snack Foods Corp.	Morgan Stanley	(5,760)	$(812,954)	$(862,330)	$(64,647)
J M Smucker Co. (The)	Morgan Stanley	(8,555)	(1,237,433)	(1,355,625)	(128,261)
Lancaster Colony Corp.	Morgan Stanley	(1,999)	(344,708)	(394,403)	(67,935)
Mission Produce, Inc.	Morgan Stanley	(4,433)	(68,436)	(51,511)	16,689
National Beverage Corp.	Morgan Stanley	(8,286)	(399,883)	(385,548)	12,250
Simply Good Foods Co. (The)	Morgan Stanley	(16,570)	(603,298)	(630,157)	(30,655)
Universal Corp.	Morgan Stanley	(10,816)	(591,104)	(571,193)	1,314
Utz Brands, Inc.	Morgan Stanley	(41,973)	(838,429)	(665,692)	158,597
Vector Group Ltd.	Morgan Stanley	(2,431)	(28,012)	(28,832)	(902)
		(310,103)	(13,948,594)	(12,041,628)	1,734,665
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(14,909)	(442,764)	(249,129)	192,404
23andMe Holding Co., Class A	Morgan Stanley	(3,664)	(8,322)	(7,914)	400
AdaptHealth Corp.	Morgan Stanley	(51,605)	(1,197,606)	(991,848)	201,562
Agiliti, Inc.	Morgan Stanley	(9,384)	(168,270)	(153,053)	14,557
agilon health, Inc.	Morgan Stanley	(24,045)	(434,069)	(388,086)	44,360
Align Technology, Inc.	Morgan Stanley	(1,657)	(348,760)	(349,461)	(1,999)
Alphatec Holdings, Inc.	Morgan Stanley	(45,556)	(579,897)	(562,617)	14,481
American Well Corp., Class A	Morgan Stanley	(6,284)	(19,693)	(17,784)	1,858
Apollo Medical Holdings, Inc.	Morgan Stanley	(1,464)	(43,622)	(43,320)	161
Baxter International, Inc.	Morgan Stanley	(5,805)	(321,901)	(295,881)	30,886
CONMED Corp.	Morgan Stanley	(7,762)	(813,861)	(688,024)	121,585
CryoPort, Inc.	Morgan Stanley	(9,866)	(178,728)	(171,175)	6,899
Cutera, Inc.	Morgan Stanley	(3,544)	(159,773)	(156,716)	2,476
Doximity, Inc., Class A	Morgan Stanley	(3,574)	(156,784)	(119,943)	42,649
Figs, Inc., Class A	Morgan Stanley	(48,242)	(478,020)	(324,669)	150,921
Glaukos Corp.	Morgan Stanley	(7,275)	(323,072)	(317,772)	4,101
Globus Medical, Inc., Class A	Morgan Stanley	(13,318)	(961,786)	(989,128)	(30,961)
GoodRx Holdings, Inc., Class A	Morgan Stanley	(25,283)	(499,721)	(117,819)	380,224
Guardant Health, Inc.	Morgan Stanley	(24,774)	(2,082,156)	(673,853)	1,400,440
HealthEquity, Inc.	Morgan Stanley	(12,534)	(924,093)	(772,596)	161,786
Heska Corp.	Morgan Stanley	(1,890)	(174,300)	(117,482)	56,181
ICU Medical, Inc.	Morgan Stanley	(17,597)	(2,935,672)	(2,771,176)	149,792
Inari Medical, Inc.	Morgan Stanley	(6,768)	(536,943)	(430,174)	104,788
Innovage Holding Corp.	Morgan Stanley	(661)	(4,646)	(4,746)	(93)
Integer Holdings Corp.	Morgan Stanley	(12,752)	(973,045)	(873,002)	96,011
LifeStance Health Group, Inc.	Morgan Stanley	(17,399)	(115,807)	(85,951)	29,441
Masimo Corp.	Morgan Stanley	(18,037)	(2,682,497)	(2,668,574)	(4,127)
Mesa Laboratories, Inc.	Morgan Stanley	(2,909)	(635,772)	(483,505)	146,801
Neogen Corp.	Morgan Stanley	(34,134)	(462,890)	(519,861)	(58,700)
Nevro Corp.	Morgan Stanley	(2,424)	(234,621)	(95,990)	158,760
Novocure Ltd. (Jersey)	Morgan Stanley	(2,426)	(269,518)	(177,947)	102,725
NuVasive, Inc.	Morgan Stanley	(24,522)	(959,556)	(1,011,287)	(55,342)
Oak Street Health, Inc.	Morgan Stanley	(30,408)	(1,571,068)	(654,076)	960,300
Omnicell, Inc.	Morgan Stanley	(33,109)	(2,733,137)	(1,669,356)	1,053,453
OrthoPediatrics Corp.	Morgan Stanley	(1,713)	(69,121)	(68,057)	825
Outset Medical, Inc.	Morgan Stanley	(12,103)	(481,510)	(312,499)	163,802
Owens & Minor, Inc.	Morgan Stanley	(27,333)	(892,161)	(533,813)	354,992
Patterson Cos., Inc.	Morgan Stanley	(20,164)	(566,113)	(565,197)	(1,204)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Pediatrix Medical Group, Inc.	Morgan Stanley	(23,994)	$(517,361)	$(356,551)	$158,918
Phreesia, Inc.	Morgan Stanley	(9,757)	(437,198)	(315,737)	118,610
Progyny, Inc.	Morgan Stanley	(30,432)	(1,274,708)	(947,957)	321,947
QuidelOrtho Corp.	Morgan Stanley	(40,262)	(3,322,920)	(3,449,246)	(141,966)
RadNet, Inc.	Morgan Stanley	(26,785)	(536,355)	(504,362)	29,986
ResMed, Inc.	Morgan Stanley	(5,786)	(1,336,713)	(1,204,240)	126,491
Schrodinger, Inc.	Morgan Stanley	(34,141)	(1,528,573)	(638,095)	884,712
Select Medical Holdings Corp.	Morgan Stanley	(36,473)	(929,081)	(905,625)	18,229
Silk Road Medical, Inc.	Morgan Stanley	(2,390)	(147,124)	(126,312)	23,509
STERIS PLC (Ireland)	Morgan Stanley	(7,690)	(1,446,768)	(1,420,266)	18,945
Surgery Partners, Inc.	Morgan Stanley	(16,106)	(817,221)	(448,713)	368,001
Tandem Diabetes Care, Inc.	Morgan Stanley	(25,444)	(1,330,427)	(1,143,708)	180,064
Tenet Healthcare Corp.	Morgan Stanley	(13,400)	(567,767)	(653,786)	(88,145)
US Physical Therapy, Inc.	Morgan Stanley	(4,972)	(491,381)	(402,881)	83,492
Varex Imaging Corp.	Morgan Stanley	(838)	(16,749)	(17,011)	(302)
		(865,364)	(41,141,621)	(32,967,971)	8,099,686
Household & Personal Products
Beauty Health Co. (The)	Morgan Stanley	(35,690)	(409,343)	(324,779)	83,013
BellRing Brands, Inc.	Morgan Stanley	(24,449)	(609,870)	(626,872)	(19,289)
Central Garden & Pet Co., Class A	Morgan Stanley	(13,259)	(546,191)	(474,672)	69,474
Church & Dwight Co., Inc.	Morgan Stanley	(10,113)	(815,315)	(815,209)	(3,496)
Clorox Co. (The)	Morgan Stanley	(2,028)	(373,761)	(284,589)	78,289
Edgewell Personal Care Co.	Morgan Stanley	(21,899)	(861,755)	(843,987)	8,597
Energizer Holdings, Inc.	Morgan Stanley	(27,700)	(996,595)	(929,335)	27,753
Inter Parfums, Inc.	Morgan Stanley	(6,206)	(525,123)	(599,003)	(82,971)
Reynolds Consumer Products, Inc.	Morgan Stanley	(14,074)	(431,613)	(421,939)	772
Spectrum Brands Holdings, Inc.	Morgan Stanley	(410)	(25,136)	(24,977)	525
WD-40 Co.	Morgan Stanley	(3,272)	(590,470)	(527,479)	58,659
		(159,100)	(6,185,172)	(5,872,841)	221,326
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(21,799)	(1,314,289)	(1,133,330)	149,846
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(54,590)	(467,851)	(551,905)	(97,366)
Algoma Steel Group, Inc. (Canada)	Morgan Stanley	(3,300)	(20,531)	(20,922)	(445)
Arconic Corp.	Morgan Stanley	(34,378)	(923,308)	(727,438)	191,806
Ashland, Inc.	Morgan Stanley	(4,210)	(467,316)	(452,701)	11,774
Avient Corp.	Morgan Stanley	(2,269)	(76,594)	(76,601)	(274)
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	(15,275)	(508,263)	(389,054)	122,746
Balchem Corp.	Morgan Stanley	(7,227)	(956,566)	(882,489)	65,237
Barrick Gold Corp. (Canada)	Morgan Stanley	(97,387)	(1,608,608)	(1,673,109)	(82,654)
Bioceres Crop Solutions Corp. (Cayman Islands)	Morgan Stanley	(506)	(5,894)	(6,087)	(192)
Cabot Corp.	Morgan Stanley	(22,726)	(1,633,091)	(1,519,006)	99,050
Century Aluminum Co.	Morgan Stanley	(22,404)	(186,630)	(183,265)	2,253
Cleveland-Cliffs, Inc.	Morgan Stanley	(193,197)	(2,781,155)	(3,112,404)	(341,759)
Coeur Mining, Inc.	Morgan Stanley	(596,259)	(2,894,373)	(2,003,430)	880,003
Commercial Metals Co.	Morgan Stanley	(7,249)	(319,215)	(350,127)	(36,788)
Compass Minerals International, Inc.	Morgan Stanley	(1,878)	(114,818)	(76,998)	36,860
Crown Holdings, Inc.	Morgan Stanley	(44,673)	(3,428,074)	(3,672,567)	(263,158)
Ecolab, Inc.	Morgan Stanley	(5,107)	(773,779)	(743,375)	24,884
Element Solutions, Inc.	Morgan Stanley	(3,546)	(92,631)	(64,502)	27,802

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
Equinox Gold Corp. (Canada)	Morgan Stanley	(229,081)	$(1,748,402)	$(751,386)	$990,418
ERO Copper Corp. (Canada)	Morgan Stanley	(811)	(10,223)	(11,151)	(943)
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(166,993)	(583,352)	(626,224)	(52,493)
HB Fuller Co.	Morgan Stanley	(13,787)	(952,524)	(987,425)	(48,848)
Hecla Mining Co.	Morgan Stanley	(121,095)	(636,056)	(673,288)	(41,061)
Kaiser Aluminum Corp.	Morgan Stanley	(1,164)	(120,698)	(88,417)	30,933
Lithium Americas Corp. (Canada)	Morgan Stanley	(37,617)	(854,459)	(712,842)	138,404
Louisiana-Pacific Corp.	Morgan Stanley	(4,017)	(255,420)	(237,806)	17,584
Materion Corp.	Morgan Stanley	(1,276)	(107,717)	(111,663)	(4,330)
Mativ Holdings, Inc.	Morgan Stanley	(14,821)	(374,118)	(309,759)	51,362
Maverix Metals, Inc. (Canada)	Morgan Stanley	(544)	(2,578)	(2,546)	46
Methanex Corp. (Canada)	Morgan Stanley	(12,024)	(432,097)	(455,229)	(26,849)
NewMarket Corp.	Morgan Stanley	(1,929)	(655,657)	(600,131)	34,896
Novagold Resources, Inc. (Canada)	Morgan Stanley	(23,644)	(114,129)	(141,391)	(27,820)
Orla Mining Ltd. (Canada)	Morgan Stanley	(1,206)	(4,569)	(4,872)	(296)
Pan American Silver Corp. (Canada)	Morgan Stanley	(33,126)	(542,257)	(541,279)	(1,052)
Piedmont Lithium, Inc.	Morgan Stanley	(1,094)	(48,875)	(48,158)	556
PureCycle Technologies, Inc.	Morgan Stanley	(12,100)	(77,592)	(81,796)	(4,474)
Quaker Chemical Corp.	Morgan Stanley	(2,081)	(521,463)	(347,319)	176,580
Royal Gold, Inc.	Morgan Stanley	(6,889)	(759,374)	(776,528)	(20,007)
RPM International, Inc.	Morgan Stanley	(8,332)	(768,583)	(811,953)	(64,329)
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(15,022)	(631,660)	(460,424)	163,259
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(20,233)	(2,813,032)	(983,121)	1,765,838
Sensient Technologies Corp.	Morgan Stanley	(7,434)	(533,939)	(542,087)	(10,147)
Sigma Lithium Corp. (Canada)	Morgan Stanley	(15,292)	(473,863)	(431,540)	40,552
Sonoco Products Co.	Morgan Stanley	(17,041)	(1,038,521)	(1,034,559)	33
Southern Copper Corp.	Morgan Stanley	(7,614)	(428,017)	(459,809)	(37,134)
SSR Mining, Inc. (Canada)	Morgan Stanley	(19,177)	(296,565)	(300,504)	(5,038)
Stepan Co.	Morgan Stanley	(3,380)	(424,802)	(359,835)	56,124
TriMas Corp.	Morgan Stanley	(401)	(10,995)	(11,124)	(146)
Trinseo PLC (Ireland)	Morgan Stanley	(5,027)	(291,099)	(114,163)	171,136
United States Steel Corp.	Morgan Stanley	(51,516)	(1,321,148)	(1,290,476)	20,687
Vulcan Materials Co.	Morgan Stanley	(1,558)	(320,867)	(272,821)	49,723
West Fraser Timber Co. Ltd. (Canada)	Morgan Stanley	(1,684)	(158,573)	(121,736)	35,761
Worthington Industries, Inc.	Morgan Stanley	(15,484)	(845,217)	(769,710)	55,234
Yamana Gold, Inc. (Canada)	Morgan Stanley	(144,285)	(731,362)	(800,782)	(77,160)
		(2,156,759)	(38,462,789)	(33,913,164)	4,166,624
Media & Entertainment
Advantage Solutions, Inc.	Morgan Stanley	(15,223)	(53,550)	(31,664)	21,707
Altice USA, Inc., Class A	Morgan Stanley	(148,799)	(760,060)	(684,475)	72,730
AMC Networks, Inc., Class A	Morgan Stanley	(15,001)	(389,459)	(235,066)	152,937
Angi, Inc.	Morgan Stanley	(161,190)	(1,744,368)	(378,797)	1,359,566
Cable One, Inc.	Morgan Stanley	(3)	(6,342)	(2,136)	4,206
Cargurus, Inc.	Morgan Stanley	(85,849)	(2,589,416)	(1,202,744)	1,377,886
DISH Network Corp., Class A	Morgan Stanley	(182,322)	(3,391,442)	(2,559,801)	818,271
Gray Television, Inc.	Morgan Stanley	(31,317)	(676,693)	(350,437)	315,445
IAC, Inc.	Morgan Stanley	(45,926)	(3,420,066)	(2,039,114)	1,368,303
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	(84,593)	(916,281)	(459,340)	453,494
Madison Square Garden Entertainment Corp.	Morgan Stanley	(14,799)	(939,594)	(665,511)	270,499

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Media & Entertainment — (continued)
Madison Square Garden Sports Corp.	Morgan Stanley	(424)	$(76,915)	$(77,732)	$(1,084)
Magnite, Inc.	Morgan Stanley	(19,945)	(472,089)	(211,218)	276,720
Omnicom Group, Inc.	Morgan Stanley	(3,119)	(254,191)	(254,417)	(1,165)
ROBLOX Corp., Class A	Morgan Stanley	(74,296)	(2,420,114)	(2,114,464)	293,994
Roku, Inc.	Morgan Stanley	(58,833)	(4,125,038)	(2,394,503)	1,715,349
Scholastic Corp.	Morgan Stanley	(5,483)	(200,069)	(216,359)	(17,926)
Snap, Inc., Class A	Morgan Stanley	(112,630)	(1,894,512)	(1,008,039)	878,588
Warner Music Group Corp., Class A	Morgan Stanley	(13,393)	(464,100)	(469,023)	(10,841)
WideOpenWest, Inc.	Morgan Stanley	(13,996)	(269,372)	(127,504)	140,872
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(9,788)	(723,493)	(670,674)	49,398
		(1,096,929)	(25,787,164)	(16,153,018)	9,538,949
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(26,748)	(2,172,422)	(974,697)	1,189,520
Adaptive Biotechnologies Corp.	Morgan Stanley	(17,041)	(800,228)	(130,193)	667,028
Agenus, Inc.	Morgan Stanley	(24,650)	(62,770)	(59,160)	3,397
Alector, Inc.	Morgan Stanley	(28)	(246)	(258)	6
Amylyx Pharmaceuticals, Inc.	Morgan Stanley	(6,219)	(220,558)	(229,792)	(10,374)
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(16,952)	(803,239)	(876,588)	(76,368)
Avid Bioservices, Inc.	Morgan Stanley	(20,519)	(458,479)	(282,547)	174,220
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(3,644)	(1,488,167)	(1,532,266)	(49,711)
Bridgebio Pharma, Inc.	Morgan Stanley	(4,262)	(167,769)	(32,476)	152,233
CareDx, Inc.	Morgan Stanley	(1,932)	(92,538)	(22,044)	74,050
Catalent, Inc.	Morgan Stanley	(59,760)	(4,316,850)	(2,689,798)	1,607,862
Cogent Biosciences, Inc.	Morgan Stanley	(5,740)	(65,676)	(66,354)	(903)
Cronos Group, Inc. (Canada)	Morgan Stanley	(3,764)	(9,574)	(9,561)	1
Cytek Biosciences, Inc.	Morgan Stanley	(23,884)	(309,660)	(243,856)	64,655
Emergent BioSolutions, Inc.	Morgan Stanley	(11,871)	(452,222)	(140,197)	310,336
FibroGen, Inc.	Morgan Stanley	(8,765)	(130,919)	(140,415)	(9,968)
Halozyme Therapeutics, Inc.	Morgan Stanley	(31,012)	(1,416,638)	(1,764,583)	(371,501)
Innoviva, Inc.	Morgan Stanley	(1,287)	(17,044)	(17,053)	(50)
Intra-Cellular Therapies, Inc.	Morgan Stanley	(12,929)	(661,475)	(684,203)	(28,041)
Kura Oncology, Inc.	Morgan Stanley	(399)	(4,651)	(4,952)	(294)
Mirati Therapeutics, Inc.	Morgan Stanley	(41)	(1,776)	(1,858)	(154)
Myriad Genetics, Inc.	Morgan Stanley	(5,291)	(94,258)	(76,772)	17,153
NeoGenomics, Inc.	Morgan Stanley	(49,164)	(1,388,018)	(454,275)	929,098
Novavax, Inc.	Morgan Stanley	(240)	(48,565)	(2,467)	100,431
Pacira BioSciences, Inc.	Morgan Stanley	(10,246)	(667,998)	(395,598)	271,125
Perrigo Co. PLC (Ireland)	Morgan Stanley	(24,472)	(1,052,056)	(834,250)	201,622
Pliant Therapeutics, Inc.	Morgan Stanley	(7,641)	(145,232)	(147,701)	(2,995)
Point Biopharma Global, Inc.	Morgan Stanley	(184)	(1,250)	(1,341)	(72)
Prestige Consumer Healthcare, Inc.	Morgan Stanley	(1,244)	(77,521)	(77,874)	(624)
Prothena Corp. PLC (Ireland)	Morgan Stanley	(3,621)	(213,919)	(218,165)	(5,032)
PTC Therapeutics, Inc.	Morgan Stanley	(752)	(28,761)	(28,704)	(28)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(3,615)	(94,798)	(137,334)	(45,742)
Revance Therapeutics, Inc.	Morgan Stanley	(12,374)	(241,639)	(228,424)	12,324
Sana Biotechnology, Inc.	Morgan Stanley	(1,385)	(21,956)	(5,471)	19,400
Sotera Health Co.	Morgan Stanley	(29,061)	(421,199)	(242,078)	177,488
SpringWorks Therapeutics, Inc.	Morgan Stanley	(5,767)	(317,031)	(150,000)	165,854
Supernus Pharmaceuticals, Inc.	Morgan Stanley	(17,069)	(509,807)	(608,851)	(101,655)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Thermo Fisher Scientific, Inc.	Morgan Stanley	(4,177)	$(2,332,363)	$(2,300,232)	$22,314
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	(2,859)	(153,994)	(132,457)	26,123
Ventyx Biosciences, Inc.	Morgan Stanley	(4,221)	(112,769)	(138,407)	(26,588)
Waters Corp.	Morgan Stanley	(4,611)	(1,559,105)	(1,579,636)	(33,540)
		(469,441)	(23,135,140)	(17,662,888)	5,422,600
Retailing
Abercrombie & Fitch Co., Class A	Morgan Stanley	(22,931)	(462,971)	(525,349)	(64,108)
Advance Auto Parts, Inc.	Morgan Stanley	(5,038)	(959,326)	(740,737)	196,340
American Eagle Outfitters, Inc.	Morgan Stanley	(28,594)	(444,769)	(399,172)	39,451
Asbury Automotive Group, Inc.	Morgan Stanley	(5,042)	(872,294)	(903,779)	(34,764)
Boot Barn Holdings, Inc.	Morgan Stanley	(11,854)	(974,811)	(741,112)	230,030
Burlington Stores, Inc.	Morgan Stanley	(5,405)	(1,066,503)	(1,095,918)	(49,398)
Caleres, Inc.	Morgan Stanley	(13,054)	(292,866)	(290,843)	227
CarMax, Inc.	Morgan Stanley	(3,349)	(504,748)	(203,921)	359,611
Carvana Co.	Morgan Stanley	(12,128)	(1,508,118)	(57,487)	1,445,698
Chewy, Inc., Class A	Morgan Stanley	(2,839)	(191,069)	(105,270)	137,644
Dick's Sporting Goods, Inc.	Morgan Stanley	(953)	(114,602)	(114,636)	(787)
Dollar General Corp.	Morgan Stanley	(1,880)	(462,225)	(462,950)	(3,826)
Dollar Tree, Inc.	Morgan Stanley	(3,908)	(589,527)	(552,748)	34,620
Five Below, Inc.	Morgan Stanley	(3,398)	(689,147)	(601,004)	96,676
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(13,437)	(1,537,991)	(935,618)	599,602
Foot Locker, Inc.	Morgan Stanley	(4,168)	(189,798)	(157,509)	26,658
Franchise Group, Inc.	Morgan Stanley	(8,511)	(339,799)	(202,732)	119,531
Guess?, Inc.	Morgan Stanley	(7,419)	(151,216)	(153,499)	(2,766)
Kohl's Corp.	Morgan Stanley	(35,842)	(1,539,993)	(905,011)	583,908
Leslie's, Inc.	Morgan Stanley	(10,259)	(170,249)	(125,262)	44,282
Lithia Motors, Inc.	Morgan Stanley	(11,362)	(2,454,948)	(2,326,256)	114,134
Macy's, Inc.	Morgan Stanley	(13,495)	(308,997)	(278,672)	32,922
National Vision Holdings, Inc.	Morgan Stanley	(13,520)	(584,429)	(524,035)	58,500
Olo, Inc., Class A	Morgan Stanley	(54,195)	(467,388)	(338,719)	127,279
Petco Health & Wellness Co., Inc.	Morgan Stanley	(87,356)	(1,692,347)	(828,135)	887,136
Pool Corp.	Morgan Stanley	(503)	(231,607)	(152,072)	76,771
Poshmark, Inc., Class A	Morgan Stanley	(107)	(1,913)	(1,913)	16
Qurate Retail, Inc.	Morgan Stanley	(180,706)	(1,416,476)	(294,551)	1,119,954
Sally Beauty Holdings, Inc.	Morgan Stanley	(12,290)	(184,119)	(153,871)	29,552
Shoe Carnival, Inc.	Morgan Stanley	(92)	(2,202)	(2,200)	18
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	(2,084)	(141,639)	(141,712)	(585)
Sleep Number Corp.	Morgan Stanley	(2,666)	(169,691)	(69,263)	99,810
Tractor Supply Co.	Morgan Stanley	(7,181)	(1,623,036)	(1,615,510)	(12,598)
Victoria's Secret & Co.	Morgan Stanley	(26,142)	(1,083,253)	(935,361)	143,813
Wayfair, Inc., Class A	Morgan Stanley	(15,194)	(1,087,641)	(499,731)	585,096
Xometry, Inc., Class A	Morgan Stanley	(6,939)	(273,175)	(223,644)	48,521
		(633,841)	(24,784,883)	(17,660,202)	7,068,968
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(4,125)	(424,008)	(267,176)	155,249
Ambarella, Inc. (Cayman Islands)	Morgan Stanley	(11,689)	(757,387)	(961,186)	(223,665)
Cirrus Logic, Inc.	Morgan Stanley	(3,778)	(350,606)	(281,385)	73,953
Entegris, Inc.	Morgan Stanley	(40,454)	(2,798,609)	(2,653,378)	134,655
First Solar, Inc.	Morgan Stanley	(3,195)	(475,927)	(478,579)	(4,431)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Semiconductors & Semiconductor Equipment — (continued)
FormFactor, Inc.	Morgan Stanley	(5,936)	$(248,839)	$(131,957)	$119,844
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	(12,556)	(380,484)	(336,752)	42,262
Intel Corp.	Morgan Stanley	(56,933)	(1,915,150)	(1,504,739)	375,016
MKS Instruments, Inc.	Morgan Stanley	(24,520)	(1,958,874)	(2,077,580)	(127,834)
SiTime Corp.	Morgan Stanley	(7,589)	(761,573)	(771,194)	(12,482)
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	(44,290)	(1,149,252)	(659,035)	485,878
Ultra Clean Holdings, Inc.	Morgan Stanley	(5,061)	(168,360)	(167,772)	(427)
Wolfspeed, Inc.	Morgan Stanley	(15,797)	(1,209,507)	(1,090,625)	116,046
		(235,923)	(12,598,576)	(11,381,358)	1,134,064
Software & Services
ACI Worldwide, Inc.	Morgan Stanley	(12,383)	(267,672)	(284,809)	(18,127)
Alarm.com Holdings, Inc.	Morgan Stanley	(22,628)	(1,376,193)	(1,119,633)	251,371
Altair Engineering, Inc., Class A	Morgan Stanley	(6,242)	(297,922)	(283,824)	12,974
Amdocs Ltd. (Guernsey)	Morgan Stanley	(81)	(7,314)	(7,363)	(53)
Amplitude, Inc., Class A	Morgan Stanley	(3,687)	(45,555)	(44,539)	867
Appfolio, Inc., Class A	Morgan Stanley	(2,704)	(381,132)	(284,948)	98,643
Appian Corp., Class A	Morgan Stanley	(5,250)	(191,481)	(170,940)	19,839
AppLovin Corp., Class A	Morgan Stanley	(110,413)	(2,804,244)	(1,162,649)	1,630,998
Asana, Inc., Class A	Morgan Stanley	(15,833)	(1,067,886)	(218,020)	889,818
Aspen Technology, Inc.	Morgan Stanley	(3,840)	(926,339)	(788,736)	140,075
Atlassian Corp., Class A	Morgan Stanley	(2,709)	(343,721)	(348,594)	(10,031)
BigCommerce Holdings, Inc.	Morgan Stanley	(10,242)	(190,062)	(89,515)	100,273
Blackbaud, Inc.	Morgan Stanley	(9,412)	(579,777)	(553,990)	23,591
Braze, Inc., Class A	Morgan Stanley	(12,790)	(403,142)	(348,911)	52,375
C3.ai, Inc., Class A	Morgan Stanley	(41,248)	(529,930)	(461,565)	66,382
Cloudflare, Inc., Class A	Morgan Stanley	(8,792)	(391,127)	(397,486)	(9,205)
Confluent, Inc., Class A	Morgan Stanley	(17,651)	(741,978)	(392,558)	346,633
Coupa Software, Inc.	Morgan Stanley	(5,028)	(1,120,893)	(398,067)	744,809
Coursera, Inc.	Morgan Stanley	(8,957)	(153,078)	(105,961)	46,561
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	(12,360)	(1,420,236)	(1,301,384)	112,192
CSG Systems International, Inc.	Morgan Stanley	(13,219)	(762,853)	(756,127)	(457)
DoubleVerify Holdings, Inc.	Morgan Stanley	(9,711)	(231,207)	(213,254)	17,592
Duck Creek Technologies, Inc.	Morgan Stanley	(6,618)	(175,482)	(79,747)	95,094
Envestnet, Inc.	Morgan Stanley	(35,219)	(2,348,266)	(2,173,012)	166,252
Everbridge, Inc.	Morgan Stanley	(11,343)	(838,320)	(335,526)	507,826
Expensify, Inc., Class A	Morgan Stanley	(4,419)	(40,297)	(39,020)	1,148
Fastly, Inc., Class A	Morgan Stanley	(28,318)	(1,300,250)	(231,924)	1,063,425
Globant SA (Luxembourg)	Morgan Stanley	(5,613)	(994,579)	(943,882)	46,889
Grid Dynamics Holdings, Inc.	Morgan Stanley	(8,155)	(95,828)	(91,499)	3,990
Guidewire Software, Inc.	Morgan Stanley	(1,298)	(166,890)	(81,203)	98,650
International Money Express, Inc.	Morgan Stanley	(28,530)	(658,637)	(695,276)	(39,110)
Intuit, Inc.	Morgan Stanley	(716)	(306,934)	(278,682)	37,703
Jamf Holding Corp.	Morgan Stanley	(24,046)	(812,388)	(512,180)	299,276
JFrog Ltd. (Israel)	Morgan Stanley	(5,627)	(197,089)	(120,024)	77,762
Lightspeed Commerce, Inc. (Canada)	Morgan Stanley	(66,353)	(2,121,336)	(948,848)	1,164,370
LivePerson, Inc.	Morgan Stanley	(69,725)	(1,449,239)	(707,012)	737,072
LiveRamp Holdings, Inc.	Morgan Stanley	(20,730)	(764,836)	(485,911)	273,378
nCino, Inc.	Morgan Stanley	(11,937)	(657,013)	(315,614)	346,336
Okta, Inc.	Morgan Stanley	(13,002)	(2,122,527)	(888,427)	1,226,084

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Open Text Corp. (Canada)	Morgan Stanley	(1,269)	$(37,635)	$(37,613)	$(96)
PagerDuty, Inc.	Morgan Stanley	(11,422)	(271,427)	(303,368)	(37,064)
Palantir Technologies, Inc., Class A	Morgan Stanley	(129,874)	(820,264)	(833,791)	(17,568)
Paylocity Holding Corp.	Morgan Stanley	(698)	(153,873)	(135,593)	21,402
Paymentus Holdings, Inc., Class A	Morgan Stanley	(13,784)	(221,184)	(110,410)	110,022
Pegasystems, Inc.	Morgan Stanley	(7,895)	(313,899)	(270,325)	43,162
Perficient, Inc.	Morgan Stanley	(25)	(3,750)	(1,746)	2,014
Progress Software Corp.	Morgan Stanley	(2,950)	(135,515)	(148,828)	(15,066)
Qualtrics International, Inc., Class A	Morgan Stanley	(35,826)	(688,410)	(371,874)	313,953
Rapid7, Inc.	Morgan Stanley	(3,762)	(234,299)	(127,833)	104,554
Remitly Global, Inc.	Morgan Stanley	(17,814)	(177,748)	(203,970)	(26,871)
RingCentral, Inc., Class A	Morgan Stanley	(21,265)	(2,785,989)	(752,781)	2,022,680
Smartsheet, Inc., Class A	Morgan Stanley	(9,533)	(563,759)	(375,219)	186,429
SolarWinds Corp.	Morgan Stanley	(1,027)	(21,662)	(9,613)	12,726
Sun Country Airlines Holdings, Inc.	Morgan Stanley	(29,727)	(587,926)	(471,470)	114,011
TaskUS, Inc., Class A	Morgan Stanley	(15,027)	(316,711)	(253,956)	62,389
Tenable Holdings, Inc.	Morgan Stanley	(3,177)	(137,043)	(121,203)	19,523
Thoughtworks Holding, Inc.	Morgan Stanley	(4,402)	(59,590)	(44,856)	16,714
Twilio, Inc., Class A	Morgan Stanley	(29,946)	(3,866,510)	(1,466,156)	2,383,147
UiPath, Inc., Class A	Morgan Stanley	(49,814)	(672,148)	(633,136)	37,418
Verint Systems, Inc.	Morgan Stanley	(9,799)	(354,689)	(355,508)	(2,138)
VMware, Inc., Class A	Morgan Stanley	(15,457)	(1,860,539)	(1,897,501)	(44,224)
Zoom Video Communications, Inc., Class A	Morgan Stanley	(10,715)	(860,652)	(725,834)	162,555
		(1,102,037)	(44,428,875)	(28,313,244)	16,092,937
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	(52,738)	(490,846)	(390,261)	98,749
ADTRAN Holdings, Inc.	Morgan Stanley	(32,893)	(644,748)	(618,059)	24,270
Advanced Energy Industries, Inc.	Morgan Stanley	(3,251)	(302,943)	(278,871)	23,213
Avnet, Inc.	Morgan Stanley	(17,107)	(735,813)	(711,309)	20,422
Belden, Inc.	Morgan Stanley	(3,541)	(244,372)	(254,598)	(13,509)
Benchmark Electronics, Inc.	Morgan Stanley	(8,770)	(222,298)	(234,071)	(15,618)
Calix, Inc.	Morgan Stanley	(2,026)	(146,448)	(138,639)	5,534
Ciena Corp.	Morgan Stanley	(32,059)	(1,433,689)	(1,634,368)	(220,753)
Cognex Corp.	Morgan Stanley	(7,247)	(356,338)	(341,406)	13,234
Coherent Corp.	Morgan Stanley	(17,209)	(607,948)	(604,036)	763
CommScope Holding Co., Inc.	Morgan Stanley	(149,981)	(1,826,625)	(1,102,360)	717,206
Corsair Gaming, Inc.	Morgan Stanley	(26,937)	(577,711)	(365,535)	211,595
Harmonic, Inc.	Morgan Stanley	(42,922)	(596,576)	(562,278)	32,062
Insight Enterprises, Inc.	Morgan Stanley	(4,111)	(406,857)	(412,210)	(7,758)
Itron, Inc.	Morgan Stanley	(3,784)	(195,237)	(191,660)	2,704
Juniper Networks, Inc.	Morgan Stanley	(28,910)	(860,831)	(923,964)	(80,039)
Littelfuse, Inc.	Morgan Stanley	(677)	(161,870)	(149,075)	11,864
Lumentum Holdings, Inc.	Morgan Stanley	(18,244)	(967,546)	(951,789)	12,116
National Instruments Corp.	Morgan Stanley	(22,040)	(923,182)	(813,276)	77,522
Novanta, Inc. (Canada)	Morgan Stanley	(6,597)	(987,114)	(896,334)	87,065
OSI Systems, Inc.	Morgan Stanley	(3,205)	(294,979)	(254,862)	39,459
Plexus Corp.	Morgan Stanley	(7,517)	(645,650)	(773,725)	(133,513)
Rogers Corp.	Morgan Stanley	(13,422)	(2,464,255)	(1,601,781)	853,164
ScanSource, Inc.	Morgan Stanley	(43)	(1,253)	(1,256)	16

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Technology Hardware & Equipment — (continued)
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	(19,654)	$(1,080,783)	$(1,033,997)	$42,716
Stratasys Ltd. (Israel)	Morgan Stanley	(15,158)	(240,918)	(179,774)	60,454
TD SYNNEX Corp.	Morgan Stanley	(11,040)	(1,149,298)	(1,045,598)	91,668
TTM Technologies, Inc.	Morgan Stanley	(19,061)	(300,407)	(287,440)	11,484
Ubiquiti, Inc.	Morgan Stanley	(3,058)	(882,808)	(836,455)	38,240
Viasat, Inc.	Morgan Stanley	(37,515)	(1,634,944)	(1,187,350)	441,418
Vontier Corp.	Morgan Stanley	(34,354)	(651,355)	(664,063)	(15,631)
		(645,071)	(22,035,642)	(19,440,400)	2,430,117
Telecommunication Services
Frontier Communications Parent, Inc.	Morgan Stanley	(69,160)	(1,757,971)	(1,762,197)	(10,860)
Globalstar, Inc.	Morgan Stanley	(264,599)	(433,255)	(351,917)	79,745
Gogo, Inc.	Morgan Stanley	(28,927)	(432,032)	(426,963)	2,625
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	(1,093)	(49,513)	(51,196)	(1,847)
Shenandoah Telecommunications Co.	Morgan Stanley	(10,255)	(308,924)	(162,849)	84,469
United States Cellular Corp.	Morgan Stanley	(3,314)	(68,573)	(69,097)	(759)
		(377,348)	(3,050,268)	(2,824,219)	153,373
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(11,117)	(306,738)	(288,820)	16,780
Alaska Air Group, Inc.	Morgan Stanley	(16,705)	(740,359)	(717,313)	19,848
Allegiant Travel Co.	Morgan Stanley	(9,235)	(812,267)	(627,888)	181,095
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	(7,334)	(735,368)	(739,267)	(6,693)
FedEx Corp.	Morgan Stanley	(4,462)	(781,799)	(772,818)	6,654
GXO Logistics, Inc.	Morgan Stanley	(6,914)	(306,048)	(295,159)	8,887
Heartland Express, Inc.	Morgan Stanley	(8,719)	(138,861)	(133,749)	4,502
JB Hunt Transport Services, Inc.	Morgan Stanley	(1,244)	(258,125)	(216,904)	38,640
Joby Aviation, Inc.	Morgan Stanley	(4,904)	(16,083)	(16,428)	(383)
Kirby Corp.	Morgan Stanley	(8,752)	(595,804)	(563,191)	31,054
Lyft, Inc., Class A	Morgan Stanley	(56,969)	(746,250)	(627,798)	115,362
SkyWest, Inc.	Morgan Stanley	(10,164)	(298,763)	(167,808)	129,847
Werner Enterprises, Inc.	Morgan Stanley	(9,199)	(437,086)	(370,352)	62,398
		(155,718)	(6,173,551)	(5,537,495)	607,991
Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(27,197)	(434,914)	(177,324)	236,243
Alliant Energy Corp.	Morgan Stanley	(8,422)	(499,277)	(464,979)	26,228
American States Water Co.	Morgan Stanley	(295)	(27,751)	(27,302)	368
Avangrid, Inc.	Morgan Stanley	(7,554)	(384,593)	(324,671)	41,851
Avista Corp.	Morgan Stanley	(15,828)	(656,607)	(701,814)	(58,453)
Black Hills Corp.	Morgan Stanley	(6,081)	(434,356)	(427,738)	(4,934)
Chesapeake Utilities Corp.	Morgan Stanley	(1,718)	(197,532)	(203,033)	(7,085)
Clearway Energy, Inc., Class A	Morgan Stanley	(7,958)	(209,004)	(238,103)	(52,100)
CMS Energy Corp.	Morgan Stanley	(24,514)	(1,696,722)	(1,552,472)	123,356
Consolidated Edison, Inc.	Morgan Stanley	(2,122)	(204,683)	(202,248)	1,684
Duke Energy Corp.	Morgan Stanley	(9,800)	(948,187)	(1,009,302)	(85,259)
Edison International	Morgan Stanley	(20,901)	(1,284,891)	(1,329,722)	(72,671)
Essential Utilities, Inc.	Morgan Stanley	(11,320)	(537,843)	(540,304)	(10,380)
Eversource Energy	Morgan Stanley	(3,339)	(303,781)	(279,942)	10,405
FirstEnergy Corp.	Morgan Stanley	(41,329)	(1,719,331)	(1,733,338)	(20,496)
Fortis, Inc. (Canada)	Morgan Stanley	(15,362)	(698,201)	(615,094)	69,290

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
IDACORP, Inc.	Morgan Stanley	(1,373)	$(145,290)	$(148,078)	$(3,347)
NiSource, Inc.	Morgan Stanley	(53,676)	(1,417,621)	(1,471,796)	(63,294)
Northwest Natural Holding Co.	Morgan Stanley	(9,433)	(486,454)	(448,916)	27,675
NorthWestern Corp.	Morgan Stanley	(14,609)	(838,568)	(866,898)	(58,054)
OGE Energy Corp.	Morgan Stanley	(22,007)	(896,487)	(870,377)	7,344
ONE Gas, Inc.	Morgan Stanley	(8,997)	(750,907)	(681,253)	60,004
Pinnacle West Capital Corp.	Morgan Stanley	(11,725)	(980,846)	(891,569)	32,710
Portland General Electric Co.	Morgan Stanley	(12,160)	(610,829)	(595,840)	(8,492)
PPL Corp.	Morgan Stanley	(43,290)	(1,323,196)	(1,264,934)	34,900
SJW Group	Morgan Stanley	(2,658)	(181,865)	(215,803)	(45,578)
Southwest Gas Holdings, Inc.	Morgan Stanley	(11,538)	(833,329)	(713,971)	84,215
WEC Energy Group, Inc.	Morgan Stanley	(13,609)	(1,269,237)	(1,275,980)	(13,910)
		(408,815)	(19,972,302)	(19,272,801)	252,220

Total Reference Entity — Short			(416,428,982)	(339,876,460)	73,628,129
Net Value of Reference Entity			$(279,445,044)	$(198,374,922)	$83,122,471

*	Includes $2,052,349 related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with an end of period unrealized appreciation of $ 83,122,471, which are considered Level 2 as of and for the period ended December 31, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 71.7%
Automobiles & Components — 1.4%
American Axle & Manufacturing Holdings, Inc.*	754	$ 5,896
Aptiv PLC (Jersey)*	4,445	413,963
BorgWarner, Inc.	4,914	197,789
Ford Motor Co.(a)	56,363	655,502
General Motors Co.(a)	48,218	1,622,054
Harley-Davidson, Inc.	937	38,979
Lear Corp.	522	64,738
Magna International, Inc. (Canada)	1,913	107,472
Modine Manufacturing Co.*	1,378	27,367
Thor Industries, Inc.	405	30,573
		3,164,333
Capital Goods — 7.1%
3M Co.(a)	7,082	849,273
A. O. Smith Corp.	962	55,065
Advanced Drainage Systems, Inc.	3,331	273,042
Allison Transmission Holdings, Inc.	354	14,726
Altra Industrial Motion Corp.	262	15,655
Apogee Enterprises, Inc.	30	1,334
Array Technologies, Inc.*	2,659	51,398
Atkore, Inc.*	462	52,400
Boise Cascade Co.	1,009	69,288
Builders FirstSource, Inc.(a)*	3,279	212,742
CAE, Inc. (Canada)*	1,231	23,808
Carlisle Cos., Inc.	121	28,514
Carrier Global Corp.(a)	6,615	272,869
Caterpillar, Inc.	1,278	306,158
Chart Industries, Inc.*	4,695	541,005
Crane Holdings Co.	594	59,667
Cummins, Inc.(a)	2,220	537,884
Deere & Co.	1,007	431,761
Donaldson Co., Inc.	1,599	94,133
Dover Corp.	1,601	216,791
EMCOR Group, Inc.	1,054	156,108
Emerson Electric Co.	4,309	413,923
Encore Wire Corp.(a)	5,179	712,423
Enerpac Tool Group Corp.	2,077	52,860
EnPro Industries, Inc.	9	978
Fastenal Co.	2,830	133,916
Fortive Corp.	2,427	155,935
Fortune Brands Innovations, Inc.	5,159	294,630
Generac Holdings, Inc.*	353	35,533
General Dynamics Corp.(a)	2,044	507,137
General Electric Co.(a)	4,174	349,739
HEICO Corp.	714	109,699
Hexcel Corp.	675	39,724
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Honeywell International, Inc.	451	$ 96,649
Howmet Aerospace, Inc.	5,096	200,833
Hubbell, Inc.(a)	2,894	679,164
IDEX Corp.	669	152,753
Illinois Tool Works, Inc.	592	130,418
Janus International Group, Inc.*	385	3,665
Johnson Controls International PLC (Ireland)	1,989	127,296
Kennametal, Inc.	3,540	85,172
Lincoln Electric Holdings, Inc.	1,322	191,016
Lockheed Martin Corp.(a)	2,008	976,872
Masco Corp.	4,773	222,756
Moog, Inc., Class A	407	35,718
Mueller Industries, Inc.	7,789	459,551
Nordson Corp.	1,365	324,488
nVent Electric PLC (Ireland)	968	37,239
Otis Worldwide Corp.(a)	2,715	212,612
PACCAR, Inc.	2,820	279,095
Parsons Corp.*	168	7,770
Pentair PLC (Ireland)	4,121	185,363
Quanex Building Products Corp.	38	900
Quanta Services, Inc.	1,500	213,750
Rocket Lab USA, Inc.*	25,783	97,202
Rockwell Automation, Inc.	1,064	274,054
Simpson Manufacturing Co., Inc.	706	62,594
Snap-on, Inc.	279	63,749
Sunrun, Inc.*	2,558	61,443
Terex Corp.	961	41,054
Textron, Inc.(a)	11,053	782,552
Trane Technologies PLC (Ireland)	964	162,039
Trex Co., Inc.(a)*	1,928	81,612
UFP Industries, Inc.	2,754	218,254
United Rentals, Inc.(a)*	672	238,842
Veritiv Corp.	1,786	217,374
Wabash National Corp.	3,867	87,394
Watsco, Inc.	222	55,367
Westinghouse Air Brake Technologies Corp.	2,137	213,294
WillScot Mobile Mini Holdings Corp.*	10,250	462,992
WW Grainger, Inc.(a)	1,419	789,319
Xylem, Inc.	2,036	225,121
		15,827,454
Commercial & Professional Services — 1.0%
Barrett Business Services, Inc.	4	373
CBIZ, Inc.*	652	30,546
Copart, Inc.(a)*	5,974	363,757

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Deluxe Corp.	503	$ 8,541
First Advantage Corp.*	404	5,252
Franklin Covey Co.*	16	748
Korn Ferry	2,321	117,489
Leidos Holdings, Inc.	608	63,956
Matthews International Corp., Class A	194	5,905
Robert Half International, Inc.	2,667	196,905
Rollins, Inc.	7,687	280,883
Tetra Tech, Inc.(a)	2,466	358,039
Thomson Reuters Corp. (Canada)	1,328	151,485
TriNet Group, Inc.*	1,784	120,955
Verisk Analytics, Inc.	955	168,481
Viad Corp.*	13	317
Waste Management, Inc.(a)	2,875	451,030
		2,324,662
Consumer Durables & Apparel — 1.7%
Cavco Industries, Inc.*	796	180,095
Crocs, Inc.*	2,153	233,450
DR Horton, Inc.	1,831	163,215
Ethan Allen Interiors, Inc.	326	8,613
Garmin Ltd. (Switzerland)	1,223	112,871
GoPro, Inc., Class A*	20,715	103,161
Kontoor Brands, Inc.	1,329	53,147
Leggett & Platt, Inc.	4,745	152,931
Malibu Boats, Inc., Class A*	988	52,660
NIKE, Inc., Class B(a)	6,532	764,309
NVR, Inc.*	63	290,593
Skyline Champion Corp.*	3,801	195,789
Steven Madden Ltd.	3,335	106,587
Tapestry, Inc.	15,505	590,430
Under Armour, Inc., Class C*	17,605	157,037
Vista Outdoor, Inc.*	9,476	230,930
Whirlpool Corp.	1,882	266,228
		3,662,046
Consumer Services — 2.2%
Adtalem Global Education, Inc.*	2,956	104,938
Airbnb, Inc., Class A*	1,041	89,006
Aramark	501	20,711
Booking Holdings, Inc.*	145	292,216
Boyd Gaming Corp.	296	16,141
Bright Horizons Family Solutions, Inc.*	2,687	169,550
Caesars Entertainment, Inc.*	12,738	529,901
Chipotle Mexican Grill, Inc.*	129	178,986
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Dine Brands Global, Inc.	181	$ 11,693
Domino's Pizza, Inc.(a)	1,095	379,308
Expedia Group, Inc.*	6,659	583,328
Golden Entertainment, Inc.*	13	486
Graham Holdings Co., Class B	34	20,543
Hilton Worldwide Holdings, Inc.	102	12,889
International Game Technology PLC (United Kingdom)	981	22,249
Life Time Group Holdings, Inc.*	1,663	19,890
McDonald's Corp.(a)	3,456	910,760
MGM Resorts International(a)	9,383	314,612
Papa John's International, Inc.	2,078	171,040
Penn Entertainment, Inc.*	8,149	242,025
Starbucks Corp.(a)	5,906	585,875
Texas Roadhouse, Inc.	116	10,550
Wingstop, Inc.	197	27,111
Yum! Brands, Inc.	953	122,060
		4,835,868
Diversified Financials — 2.1%
Affiliated Managers Group, Inc.	657	104,089
AssetMark Financial Holdings, Inc.*	16	368
Berkshire Hathaway, Inc., Class B(a)*	3,488	1,077,443
BlackRock, Inc.(a)	606	429,430
CME Group, Inc.	534	89,798
FactSet Research Systems, Inc.	78	31,294
Federated Hermes, Inc.	969	35,184
Franklin Resources, Inc.	15,041	396,782
Intercontinental Exchange, Inc.(a)	9,131	936,749
MarketAxess Holdings, Inc.	480	133,867
MSCI, Inc.	606	281,893
Nasdaq, Inc.	4,088	250,799
Open Lending Corp., Class A*	12,716	85,833
S&P Global, Inc.	89	29,810
T Rowe Price Group, Inc.(a)	6,540	713,252
		4,596,591
Energy — 3.3%
Antero Resources Corp.*	7,964	246,804
APA Corp.	2,530	118,100
Arch Resources, Inc.	1,094	156,212
Baker Hughes Co.	6,033	178,155
Canadian Natural Resources Ltd. (Canada)	463	25,710
Cheniere Energy, Inc.	2,704	405,492
Chevron Corp.(a)	2,106	378,006
Comstock Resources, Inc.	10,744	147,300

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
ConocoPhillips	2,698	$ 318,364
CONSOL Energy, Inc.	2,687	174,655
Crescent Point Energy Corp. (Canada)	10,542	75,375
CVR Energy, Inc.	567	17,770
Denbury, Inc.*	2,086	181,524
DHT Holdings, Inc. (Marshall Islands)	22,117	196,399
Dril-Quip, Inc.*	1,733	47,086
Enerplus Corp. (Canada)	7,683	135,605
EOG Resources, Inc.	846	109,574
EQT Corp.	8,912	301,493
Equitrans Midstream Corp.	7,116	47,677
Exxon Mobil Corp.	5,485	604,996
FLEX LNG Ltd. (Bermuda)	2,507	81,954
Hess Corp.	95	13,473
Imperial Oil Ltd. (Canada)	529	25,784
Kinder Morgan, Inc.	22,028	398,266
Kosmos Energy Ltd.*	11,021	70,094
Marathon Oil Corp.	10,128	274,165
Marathon Petroleum Corp.	2,690	313,089
Murphy Oil Corp.	376	16,172
Nabors Industries Ltd. (Bermuda)*	536	83,010
NexTier Oilfield Solutions, Inc.*	6,602	61,003
Nordic American Tankers Ltd. (Bermuda)	12,852	39,327
Occidental Petroleum Corp.(a)	11,586	729,802
Oceaneering International, Inc.*	2,259	39,510
Patterson-UTI Energy, Inc.	108	1,819
Pembina Pipeline Corp. (Canada)	2,415	81,989
Phillips 66	92	9,575
Pioneer Natural Resources Co.(a)	1,752	400,139
Range Resources Corp.	5,864	146,717
Suncor Energy, Inc. (Canada)	1,514	48,039
Talos Energy, Inc.*	1,539	29,056
TechnipFMC PLC (United Kingdom)*	8,492	103,518
US Silica Holdings, Inc.*	13,978	174,725
Valaris Ltd. (Bermuda)*	410	27,724
Valero Energy Corp.	540	68,504
Vermilion Energy, Inc. (Canada)	2,106	37,276
W&T Offshore, Inc.*	15,019	83,806
Weatherford International PLC (Ireland)*	2,494	126,995
		7,351,828
Food & Staples Retailing — 1.3%
Albertsons Cos., Inc., Class A	3,241	67,218
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Casey's General Stores, Inc.	699	$ 156,821
Costco Wholesale Corp.(a)	1,676	765,094
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	45,368	—
Kroger Co. (The)	3,178	141,675
PriceSmart, Inc.	214	13,007
Sprouts Farmers Market, Inc.*	7	227
Sysco Corp.	2,528	193,266
US Foods Holding Corp.*	7,397	251,646
Walgreens Boots Alliance, Inc.	5,254	196,289
Walmart, Inc.(a)	8,072	1,144,529
		2,929,772
Food, Beverage & Tobacco — 2.7%
Altria Group, Inc.(a)	13,311	608,446
Archer-Daniels-Midland Co.	2,561	237,789
Boston Beer Co., Inc. (The), Class A*	717	236,266
Brown-Forman Corp., Class B	729	47,881
Bunge Ltd. (Bermuda)	2,366	236,056
Cal-Maine Foods, Inc.	3,897	212,192
Campbell Soup Co.	2,059	116,848
Celsius Holdings, Inc.*	954	99,254
Coca-Cola Co. (The)(a)	14,969	952,178
Constellation Brands, Inc., Class A	999	231,518
Dole PLC (Ireland)	867	8,367
General Mills, Inc.(a)	4,652	390,070
Kellogg Co.	3,317	236,303
Keurig Dr Pepper, Inc.	13,887	495,210
Lamb Weston Holdings, Inc.	2,626	234,659
MGP Ingredients, Inc.	109	11,595
Monster Beverage Corp.*	662	67,213
PepsiCo, Inc.(a)	3,244	586,061
Philip Morris International, Inc.(a)	3,299	333,892
Pilgrim's Pride Corp.*	10,666	253,104
Primo Water Corp. (Canada)	3,415	53,069
Tyson Foods, Inc., Class A	4,752	295,812
		5,943,783
Health Care Equipment & Services — 6.3%
Abbott Laboratories(a)	4,720	518,209
Addus HomeCare Corp.*	70	6,964
Allscripts Healthcare Solutions, Inc.*	17,560	309,758
AmerisourceBergen Corp.	264	43,747
Apollo Medical Holdings, Inc.*	1,706	50,481
Avanos Medical, Inc.*	2,666	72,142
Axonics, Inc.*	3,273	204,661

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cardinal Health, Inc.(a)	7,006	$ 538,551
Centene Corp.(a)*	7,903	648,125
Cigna Corp.	594	196,816
Cooper Cos., Inc. (The)	144	47,616
Cross Country Healthcare, Inc.*	3,341	88,770
CVS Health Corp.(a)	5,011	466,975
DaVita, Inc.*	1,533	114,469
DENTSPLY SIRONA, Inc.	3,451	109,880
Dexcom, Inc.(a)*	10,009	1,133,419
Edwards Lifesciences Corp.(a)*	9,126	680,891
Elevance Health, Inc.	222	113,879
Enovis Corp.*	8,706	465,945
Envista Holdings Corp.*	2,679	90,202
Fulgent Genetics, Inc.*	7,046	209,830
Haemonetics Corp.*	138	10,854
HCA Healthcare, Inc.	1,639	393,294
Hims & Hers Health, Inc.*	3,889	24,929
Hologic, Inc.(a)*	1,830	136,902
Humana, Inc.(a)	3,027	1,550,399
IDEXX Laboratories, Inc.(a)*	996	406,328
Inspire Medical Systems, Inc.*	1,755	442,049
Insulet Corp.*	568	167,214
Intuitive Surgical, Inc.*	1,044	277,025
Laboratory Corp. of America Holdings	1,125	264,915
Lantheus Holdings, Inc.(a)*	10,261	522,901
LivaNova PLC (United Kingdom)*	1,935	107,470
McKesson Corp.	132	49,516
Medtronic PLC (Ireland)	9,679	752,252
Meridian Bioscience, Inc.*	1,056	35,070
Molina Healthcare, Inc.(a)*	1,235	407,822
NextGen Healthcare, Inc.*	1,224	22,987
Option Care Health, Inc.*	1,176	35,386
Quest Diagnostics, Inc.	2,153	336,815
Shockwave Medical, Inc.(a)*	1,458	299,779
Signify Health, Inc., Class A*	5,470	156,770
STAAR Surgical Co.*	3,510	170,375
Teladoc Health, Inc.*	5,841	138,140
Teleflex, Inc.	1,582	394,915
TransMedics Group, Inc.*	2,612	161,213
UnitedHealth Group, Inc.(a)	752	398,695
ViewRay, Inc.*	2,181	9,771
Zimmer Biomet Holdings, Inc.(a)	835	106,463
		13,891,579
Household & Personal Products — 1.1%
Colgate-Palmolive Co.	911	71,778
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Coty, Inc., Class A*	9,541	$ 81,671
elf Beauty, Inc.*	9,225	510,142
Kimberly-Clark Corp.(a)	5,199	705,764
Olaplex Holdings, Inc.*	12,181	63,463
Procter & Gamble Co. (The)(a)	5,960	903,298
Spectrum Brands Holdings, Inc.	490	29,851
		2,365,967
Materials — 3.5%
AdvanSix, Inc.	1,109	42,164
Air Products and Chemicals, Inc.	1,279	394,265
Albemarle Corp.	2,241	485,983
Alpha Metallurgical Resources, Inc.	1,705	249,595
ATI, Inc.*	1,331	39,744
Avery Dennison Corp.	98	17,738
Avient Corp.	528	17,825
Ball Corp.	3,087	157,869
Celanese Corp.	3,018	308,560
CF Industries Holdings, Inc.	1,941	165,373
Dow, Inc.	6,322	318,566
DuPont de Nemours, Inc.	1,441	98,896
Eastman Chemical Co.	4,705	383,175
First Majestic Silver Corp. (Canada)	5,197	43,343
Franco-Nevada Corp. (Canada)	3,300	450,384
Freeport-McMoRan, Inc.	7,509	285,342
Ginkgo Bioworks Holdings, Inc.*	24,049	40,643
Greif, Inc., Class A	914	61,293
Hudbay Minerals, Inc. (Canada)	12,485	63,299
Huntsman Corp.	1,507	41,412
Ingevity Corp.*	596	41,982
Innospec, Inc.	5	514
International Flavors & Fragrances, Inc.	4,034	422,925
International Paper Co.	10,115	350,282
Kinross Gold Corp. (Canada)	4,510	18,446
Linde PLC (Ireland)	337	109,923
Martin Marietta Materials, Inc.	517	174,730
Mosaic Co. (The)(a)	9,387	411,808
MP Materials Corp.*	12,484	303,112
Myers Industries, Inc.	14	311
Newmont Corp.	2,449	115,593
Nucor Corp.	3,889	512,609
Nutrien Ltd. (Canada)	1,133	82,743
Olin Corp.	6,667	352,951
Packaging Corp. of America	850	108,724
Perimeter Solutions SA (Luxembourg)*	7,568	69,172

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
PPG Industries, Inc.	853	$ 107,256
Reliance Steel & Aluminum Co.	584	118,225
Sealed Air Corp.	440	21,947
Silgan Holdings, Inc.	1,416	73,405
Steel Dynamics, Inc.	751	73,373
Sylvamo Corp.	1,500	72,885
Teck Resources Ltd., Class B (Canada)	2,643	99,958
Valvoline, Inc.	1,241	40,519
Warrior Met Coal, Inc.	3,485	120,720
Westlake Corp.	36	3,691
Westrock Co.	5,851	205,721
		7,678,994
Media & Entertainment — 4.9%
Activision Blizzard, Inc.	2,379	182,112
Alphabet, Inc., Class A(a)*	15,206	1,341,625
Bumble, Inc., Class A*	710	14,946
Charter Communications, Inc., Class A(a)*	2,982	1,011,196
Cinemark Holdings, Inc.*	35,781	309,863
Comcast Corp., Class A	11,974	418,731
Electronic Arts, Inc.	4,329	528,917
Fox Corp., Class A	11,429	347,099
Integral Ad Science Holding Corp.*	314	2,760
Interpublic Group of Cos., Inc. (The)	4,630	154,225
Live Nation Entertainment, Inc.*	2,502	174,490
Match Group, Inc.(a)*	20,806	863,241
Meta Platforms, Inc., Class A(a)*	21,292	2,562,279
Netflix, Inc.(a)*	5,483	1,616,827
New York Times Co. (The), Class A	500	16,230
News Corp., Class A	8,930	162,526
Nexstar Media Group, Inc.	211	36,931
PubMatic, Inc., Class A*	4,087	52,355
Shutterstock, Inc.	2,515	132,591
Sirius XM Holdings, Inc.	61,989	362,016
Stagwell, Inc.*	91	565
TripAdvisor, Inc.*	24,103	433,372
ZipRecruiter, Inc., Class A*	6,868	112,773
		10,837,670
Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
AbCellera Biologics, Inc. (Canada)*	2,216	22,448
Amgen, Inc.	136	35,719
Amphastar Pharmaceuticals, Inc.*	1,233	34,549
Azenta, Inc.	1,036	60,316
Biogen, Inc.*	1,498	414,826
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bio-Techne Corp.	3,011	$ 249,552
Bristol-Myers Squibb Co.(a)	15,915	1,145,084
Celldex Therapeutics, Inc.*	15	669
Charles River Laboratories International, Inc.*	562	122,460
Corcept Therapeutics, Inc.*	454	9,221
Dynavax Technologies Corp.*	19,119	203,426
Elanco Animal Health, Inc.*	18,783	229,528
Exact Sciences Corp.*	200	9,902
Exelixis, Inc.*	16,201	259,864
Gilead Sciences, Inc.	1,246	106,969
Harmony Biosciences Holdings, Inc.*	125	6,887
Illumina, Inc.(a)*	3,589	725,696
Ionis Pharmaceuticals, Inc.*	6,100	230,397
IQVIA Holdings, Inc.(a)*	4,695	961,959
Jazz Pharmaceuticals PLC (Ireland)*	2,305	367,210
Johnson & Johnson(a)	5,329	941,368
Maravai LifeSciences Holdings, Inc., Class A*	10,483	150,012
Merck & Co., Inc.(a)	10,340	1,147,223
Mettler-Toledo International, Inc.*	362	523,253
Moderna, Inc.(a)*	6,787	1,219,081
Myovant Sciences Ltd. (Bermuda)*	1,128	30,411
Organon & Co.	3,209	89,627
PerkinElmer, Inc.	2,979	417,715
Pfizer, Inc.(a)	21,437	1,098,432
Provention Bio, Inc.*	4,913	51,930
QIAGEN N. V. (Netherlands)*	4,091	204,018
SIGA Technologies, Inc.	36,448	268,257
TG Therapeutics, Inc.*	17,756	210,053
Veracyte, Inc.*	8,165	193,755
Vertex Pharmaceuticals, Inc.(a)*	473	136,593
Viatris, Inc.(a)	49,440	550,267
Vir Biotechnology, Inc.*	3,063	77,525
West Pharmaceutical Services, Inc.(a)	2,299	541,070
Zoetis, Inc.(a)	3,956	579,752
		13,627,024
Retailing — 4.2%
Academy Sports & Outdoors, Inc.	542	28,477
Amazon.com, Inc.(a)*	22,635	1,901,340
AutoNation, Inc.*	1,290	138,417
Bath & Body Works, Inc.(a)	11,395	480,185
Best Buy Co., Inc.	75	6,016
Buckle, Inc. (The)	2,055	93,194

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Dillard's, Inc., Class A	339	$ 109,565
eBay, Inc.(a)	14,122	585,639
Etsy, Inc.(a)*	6,751	808,635
Group 1 Automotive, Inc.	646	116,519
Home Depot, Inc. (The)(a)	1,418	447,890
LKQ Corp.	6,564	350,583
Lowe's Cos., Inc.(a)	3,716	740,376
MarineMax, Inc.*	3,136	97,906
Murphy USA, Inc.(a)	2,047	572,218
Nordstrom, Inc.	9,776	157,785
ODP Corp. (The)*	2,997	136,483
Ollie's Bargain Outlet Holdings, Inc.*	1,817	85,108
O'Reilly Automotive, Inc.*	252	212,696
Overstock.com, Inc.(a)*	9,365	181,306
Ross Stores, Inc.(a)	8,570	994,720
Target Corp.(a)	4,130	615,535
Ulta Beauty, Inc.(a)*	294	137,907
Urban Outfitters, Inc.*	10,522	250,950
Warby Parker, Inc., Class A*	9,621	129,787
		9,379,237
Semiconductors & Semiconductor Equipment — 5.3%
Alpha & Omega Semiconductor Ltd. (Bermuda)*	2,093	59,797
Analog Devices, Inc.	247	40,515
Applied Materials, Inc.(a)	2,169	211,217
Axcelis Technologies, Inc.*	5,499	436,401
Broadcom, Inc.(a)	681	380,768
Cohu, Inc.*	1,580	50,639
Diodes, Inc.*	1,684	128,220
Enphase Energy, Inc.(a)*	1,768	468,449
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	13,990	753,921
Impinj, Inc.*	632	69,002
Lam Research Corp.(a)	3,137	1,318,481
Lattice Semiconductor Corp.*	4,784	310,386
MACOM Technology Solutions Holdings, Inc.*	275	17,319
Marvell Technology, Inc.	6,799	251,835
MaxLinear, Inc.*	7,264	246,613
Microchip Technology, Inc.(a)	11,338	796,494
Monolithic Power Systems, Inc.	255	90,171
NVIDIA Corp.	2,101	307,040
NXP Semiconductors NV (Netherlands)	6,892	1,089,143
ON Semiconductor Corp.(a)*	16,195	1,010,082
Onto Innovation, Inc.*	938	63,868
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Photronics, Inc.*	7,032	$ 118,349
Power Integrations, Inc.	1,480	106,146
Qorvo, Inc.*	2,683	243,187
QUALCOMM, Inc.(a)	11,810	1,298,391
Rambus, Inc.*	11,416	408,921
Semtech Corp.*	7,321	210,039
Silicon Laboratories, Inc.(a)*	622	84,387
Skyworks Solutions, Inc.	3,435	313,032
Synaptics, Inc.(a)*	4,669	444,302
Teradyne, Inc.	4,096	357,786
Universal Display Corp.	578	62,447
Veeco Instruments, Inc.*	210	3,902
		11,751,250
Software & Services — 9.2%
A10 Networks, Inc.	168	2,794
Accenture PLC, Class A (Ireland)	3,647	973,166
Adobe, Inc.(a)*	1,875	630,994
Akamai Technologies, Inc.*	3,187	268,664
ANSYS, Inc.*	541	130,700
Autodesk, Inc.*	1,709	319,361
Automatic Data Processing, Inc.(a)	2,913	695,799
Bentley Systems, Inc., Class B	1,653	61,095
BlackBerry Ltd. (Canada)*	11,265	36,724
Box, Inc., Class A*	2,852	88,783
Broadridge Financial Solutions, Inc.	2,283	306,219
Ceridian HCM Holding, Inc.*	2,921	187,382
CommVault Systems, Inc.*	655	41,160
Concentrix Corp.	298	39,682
Descartes Systems Group, Inc. (The) (Canada)*	971	67,630
Digital Turbine, Inc.*	5,597	85,298
Docebo, Inc. (Canada)*	147	4,872
DocuSign, Inc.*	8,086	448,126
Dolby Laboratories, Inc., Class A	1,376	97,063
Dropbox, Inc., Class A*	13,203	295,483
DXC Technology Co.*	15,180	402,270
Euronet Worldwide, Inc.*	2,014	190,081
Fidelity National Information Services, Inc.(a)	12,921	876,690
FleetCor Technologies, Inc.*	1,686	309,685
Fortinet, Inc.*	11,431	558,862
Gartner, Inc.*	388	130,422
Gen Digital, Inc.	1,610	34,502
Global Payments, Inc.	3,111	308,985
Hackett Group, Inc. (The)	19	387

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
InterDigital, Inc.	1,584	$ 78,376
Jack Henry & Associates, Inc.	2,220	389,743
KnowBe4, Inc., Class A*	1,274	31,570
Manhattan Associates, Inc.*	541	65,677
Microsoft Corp.(a)	11,496	2,756,971
Model N, Inc.*	97	3,934
MongoDB, Inc.*	2,231	439,150
N-able, Inc.*	640	6,579
NCR Corp.*	5,725	134,022
New Relic, Inc.*	1,331	75,135
Nutanix, Inc., Class A*	14,119	367,800
Oracle Corp.(a)	10,621	868,161
Palo Alto Networks, Inc.*	416	58,049
Paychex, Inc.	2,149	248,338
Paycom Software, Inc.(a)*	110	34,134
PayPal Holdings, Inc.(a)*	31,220	2,223,488
Qualys, Inc.*	2,282	256,109
Roper Technologies, Inc.(a)	97	41,913
Sabre Corp.*	5,947	36,752
Salesforce, Inc.(a)*	12,293	1,629,929
ServiceNow, Inc.(a)*	3,235	1,256,053
Shift4 Payments, Inc., Class A*	2,414	135,015
Shopify, Inc., Class A (Canada)*	3,045	105,692
Splunk, Inc.(a)*	8,393	722,553
SPS Commerce, Inc.*	551	70,765
SS&C Technologies Holdings, Inc.	2,261	117,708
Tyler Technologies, Inc.*	137	44,170
UserTesting, Inc.*	427	3,207
VeriSign, Inc.*	1,106	227,217
Verra Mobility Corp.*	2,209	30,551
WEX, Inc.*	1,113	182,142
Workday, Inc., Class A*	895	149,760
Yext, Inc.*	2,799	18,277
Zeta Global Holdings Corp., Class A*	3,204	26,177
		20,427,996
Technology Hardware & Equipment — 3.9%
Amphenol Corp., Class A(a)	5,790	440,851
Apple, Inc.(a)	13,758	1,787,577
Arista Networks, Inc.*	1,064	129,116
Badger Meter, Inc.	483	52,661
CDW Corp.	2,662	475,380
Cisco Systems, Inc.(a)	16,804	800,543
Corning, Inc.(a)	9,600	306,624
Dell Technologies, Inc., Class C	9,005	362,181
Extreme Networks, Inc.*	5,720	104,733
F5, Inc.*	3,879	556,675
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Hewlett Packard Enterprise Co.(a)	35,745	$ 570,490
HP, Inc.(a)	14,544	390,797
Infinera Corp.*	14,966	100,871
IonQ, Inc.*	29,837	102,938
IPG Photonics Corp.*	510	48,282
Jabil, Inc.	1,582	107,892
Keysight Technologies, Inc.*	891	152,423
NetApp, Inc.	6,314	379,219
NetScout Systems, Inc.*	3,493	113,557
PC Connection, Inc.	10	469
Sanmina Corp.*	978	56,030
TE Connectivity Ltd. (Switzerland)	3,095	355,306
Teledyne Technologies, Inc.*	1,108	443,100
Trimble, Inc.*	3,107	157,090
Vishay Intertechnology, Inc.	7,255	156,490
Western Digital Corp.*	3,490	110,110
Zebra Technologies Corp., Class A(a)*	1,655	424,359
		8,685,764
Telecommunication Services — 1.1%
AT&T, Inc.(a)	31,774	584,959
BCE, Inc. (Canada)	1,565	68,782
EchoStar Corp., Class A*	7,392	123,298
IDT Corp., Class B*	67	1,887
Iridium Communications, Inc.*	1,422	73,091
Lumen Technologies, Inc.	27,183	141,895
TELUS Corp. (Canada)	2,693	52,002
T-Mobile US, Inc.(a)*	5,775	808,500
Verizon Communications, Inc.(a)	12,914	508,812
		2,363,226
Transportation — 1.9%
ArcBest Corp.	1,204	84,328
Canadian Pacific Railway Ltd. (Canada)	23	1,715
CH Robinson Worldwide, Inc.	260	23,806
CSX Corp.(a)	7,258	224,853
Expeditors International of Washington, Inc.(a)	10,291	1,069,441
Forward Air Corp.	733	76,884
Golden Ocean Group Ltd. (Bermuda)	5,746	49,933
Hub Group, Inc., Class A*	1,014	80,603
Landstar System, Inc.	290	47,241
Matson, Inc.	1,208	75,512
Norfolk Southern Corp.	1,354	333,653

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Old Dominion Freight Line, Inc.	1,225	$ 347,630
Ryder System, Inc.	2,444	204,245
Union Pacific Corp.(a)	2,540	525,958
United Airlines Holdings, Inc.(a)*	18,387	693,190
United Parcel Service, Inc., Class B	2,340	406,785
XPO, Inc.*	1,675	55,761
		4,301,538
Utilities — 1.4%
AES Corp. (The)	6,479	186,336
Ameren Corp.	10	889
American Water Works Co., Inc.	166	25,302
Constellation Energy Corp.(a)	7,155	616,833
Dominion Energy, Inc.	698	42,801
Exelon Corp.(a)	22,046	953,049
National Fuel Gas Co.	1,783	112,864
New Jersey Resources Corp.	341	16,920
NRG Energy, Inc.	2,034	64,722
Otter Tail Corp.	2,024	118,829
Public Service Enterprise Group, Inc.(a)	10,152	622,013
Southern Co. (The)	5,140	367,047
		3,127,605
TOTAL COMMON STOCKS (Cost $158,061,395)		159,074,187
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 22.6%
Gotham Enhanced 500 ETF	2,400,000	50,180,880
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $48,408,000)		50,180,880
EXCHANGE TRADED FUNDS — 0.4%
SPDR S&P 500 ETF Trust	2,159	825,666
TOTAL EXCHANGE TRADED FUNDS (Cost $816,728)		825,666

TOTAL INVESTMENTS - 94.7% (Cost $207,286,123)		210,080,733
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%		11,693,220
NET ASSETS - 100.0%		$221,773,953

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
SPDR	Standard & Poor's Depository Receipt

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of December 31, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 27, 2024 and July 8, 2027, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 4.0% of net assets as of December 31, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	1,120	$8,760	$8,758	$124
Aptiv PLC (Jersey)	Morgan Stanley	8,234	869,499	766,832	(91,627)
BorgWarner, Inc.	Morgan Stanley	4,642	171,542	186,841	19,459
Ford Motor Co.	Morgan Stanley	103,065	1,107,146	1,198,646	150,650
General Motors Co.	Morgan Stanley	40,547	1,729,956	1,364,001	(338,592)
Harley-Davidson, Inc.	Morgan Stanley	757	34,074	31,491	(1,973)
Lear Corp.	Morgan Stanley	424	56,440	52,584	(2,812)
Magna International, Inc. (Canada)	Morgan Stanley	1,576	77,284	88,540	13,539
Modine Manufacturing Co.	Morgan Stanley	1,114	23,111	22,124	(679)
Thor Industries, Inc.	Morgan Stanley	346	25,590	26,120	1,171
		161,825	4,103,402	3,745,937	(250,740)
Capital Goods
3M Co.	Morgan Stanley	5,436	732,005	651,885	(48,961)
A. O. Smith Corp.	Morgan Stanley	1,825	94,168	104,463	12,070
Advanced Drainage Systems, Inc.	Morgan Stanley	2,750	329,136	225,418	(99,137)
Allison Transmission Holdings, Inc.	Morgan Stanley	550	22,950	22,880	236
Altra Industrial Motion Corp.	Morgan Stanley	383	14,737	22,884	8,417
Apogee Enterprises, Inc.	Morgan Stanley	52	2,286	2,312	74
Array Technologies, Inc.	Morgan Stanley	2,664	59,092	51,495	(6,833)
Atkore, Inc.	Morgan Stanley	698	64,589	79,167	15,412
Boise Cascade Co.	Morgan Stanley	1,769	99,672	121,477	35,003
Builders FirstSource, Inc.	Morgan Stanley	4,501	264,359	292,025	32,065
CAE, Inc. (Canada)	Morgan Stanley	1,425	29,315	27,560	(1,369)
Carlisle Cos., Inc.	Morgan Stanley	103	24,666	24,272	61
Carrier Global Corp.	Morgan Stanley	6,554	244,191	270,353	32,296
Caterpillar, Inc.	Morgan Stanley	1,767	402,791	423,303	26,435
Chart Industries, Inc.	Morgan Stanley	3,819	567,619	440,063	(120,344)
Crane Holdings Co.	Morgan Stanley	623	60,365	62,580	3,595
Cummins, Inc.	Morgan Stanley	1,752	352,465	424,492	90,998
Deere & Co.	Morgan Stanley	961	363,637	412,038	55,112
Donaldson Co., Inc.	Morgan Stanley	1,468	87,651	86,421	138
Dover Corp.	Morgan Stanley	1,478	197,167	200,136	6,093
EMCOR Group, Inc.	Morgan Stanley	878	131,053	130,041	758
Emerson Electric Co.	Morgan Stanley	4,406	411,447	423,240	17,286
Encore Wire Corp.	Morgan Stanley	4,243	497,836	583,667	92,377

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Enerpac Tool Group Corp.	Morgan Stanley	1,677	$41,358	$42,680	$1,861
EnPro Industries, Inc.	Morgan Stanley	7	768	761	21
Fastenal Co.	Morgan Stanley	2,802	126,928	132,591	8,155
Fortive Corp.	Morgan Stanley	3,033	164,053	194,870	33,390
Fortune Brands Innovations, Inc.	Morgan Stanley	4,203	229,592	240,033	13,369
Generac Holdings, Inc.	Morgan Stanley	317	28,229	31,909	7,659
General Dynamics Corp.	Morgan Stanley	1,890	392,273	468,928	97,355
General Electric Co.	Morgan Stanley	4,593	317,677	384,847	72,140
HEICO Corp.	Morgan Stanley	583	89,569	89,572	1,154
Hexcel Corp.	Morgan Stanley	552	28,893	32,485	4,745
Honeywell International, Inc.	Morgan Stanley	372	77,393	79,720	4,610
Howmet Aerospace, Inc.	Morgan Stanley	4,457	149,201	175,650	28,673
Hubbell, Inc.	Morgan Stanley	2,376	545,013	557,600	22,177
IDEX Corp.	Morgan Stanley	545	125,120	124,440	921
Illinois Tool Works, Inc.	Morgan Stanley	500	96,545	110,150	15,940
Janus International Group, Inc.	Morgan Stanley	347	3,386	3,303	(25)
Johnson Controls International PLC (Ireland)	Morgan Stanley	1,625	106,887	104,000	(1,096)
Kennametal, Inc.	Morgan Stanley	3,090	73,114	74,345	2,921
Lincoln Electric Holdings, Inc.	Morgan Stanley	1,116	152,375	161,251	11,656
Lockheed Martin Corp.	Morgan Stanley	3,056	1,231,682	1,486,713	301,693
Masco Corp.	Morgan Stanley	4,007	202,597	187,007	(11,789)
Moog, Inc., Class A	Morgan Stanley	342	29,611	30,014	820
Mueller Industries, Inc.	Morgan Stanley	6,397	361,412	377,423	25,700
Nordson Corp.	Morgan Stanley	1,157	252,074	275,042	28,612
nVent Electric PLC (Ireland)	Morgan Stanley	979	36,104	37,662	2,044
Otis Worldwide Corp.	Morgan Stanley	2,227	144,643	174,396	36,837
PACCAR, Inc.	Morgan Stanley	2,424	250,858	239,903	(953)
Parsons Corp.	Morgan Stanley	136	6,275	6,290	109
Pentair PLC (Ireland)	Morgan Stanley	3,357	137,412	150,998	15,839
Quanex Building Products Corp.	Morgan Stanley	58	1,386	1,373	20
Quanta Services, Inc.	Morgan Stanley	1,279	187,525	182,258	(2,768)
Rocket Lab USA, Inc.	Morgan Stanley	21,647	101,943	81,609	(19,951)
Rockwell Automation, Inc.	Morgan Stanley	922	222,275	237,480	19,126
Simpson Manufacturing Co., Inc.	Morgan Stanley	566	48,499	50,182	2,324
Snap-on, Inc.	Morgan Stanley	223	51,374	50,953	311
Sunrun, Inc.	Morgan Stanley	2,539	79,121	60,987	(17,686)
Terex Corp.	Morgan Stanley	782	33,281	33,407	789
Textron, Inc.	Morgan Stanley	9,117	586,304	645,484	67,109
Trane Technologies PLC (Ireland)	Morgan Stanley	788	139,078	132,455	(4,439)
Trex Co., Inc.	Morgan Stanley	1,616	85,947	68,405	(17,962)
UFP Industries, Inc.	Morgan Stanley	2,269	178,628	179,818	4,673
United Rentals, Inc.	Morgan Stanley	691	180,956	245,595	66,949
Veritiv Corp.	Morgan Stanley	2,109	241,435	256,686	19,538
Wabash National Corp.	Morgan Stanley	3,197	67,409	72,252	5,799
Watsco, Inc.	Morgan Stanley	189	46,680	47,137	1,227
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	1,758	160,508	175,466	17,526
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	8,353	390,901	377,305	(8,625)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
WW Grainger, Inc.	Morgan Stanley	1,164	$603,427	$647,475	$54,901
Xylem, Inc.	Morgan Stanley	1,675	182,036	185,205	5,869
		169,214	14,042,952	14,788,287	1,071,050
Commercial & Professional Services
Barrett Business Services, Inc.	Morgan Stanley	5	464	466	23
CBIZ, Inc.	Morgan Stanley	818	39,323	38,323	(487)
Copart, Inc.	Morgan Stanley	6,931	387,826	422,029	39,276
Deluxe Corp.	Morgan Stanley	458	8,269	7,777	(366)
First Advantage Corp.	Morgan Stanley	333	4,303	4,329	95
Franklin Covey Co.	Morgan Stanley	14	662	655	16
Korn Ferry	Morgan Stanley	1,948	123,621	98,608	(22,433)
Leidos Holdings, Inc.	Morgan Stanley	497	52,641	52,279	914
Matthews International Corp., Class A	Morgan Stanley	163	5,072	4,962	(29)
Robert Half International, Inc.	Morgan Stanley	2,185	171,999	161,319	(4,852)
Rollins, Inc.	Morgan Stanley	6,268	243,380	229,033	(10,884)
Tetra Tech, Inc.	Morgan Stanley	2,008	276,763	291,542	19,470
Thomson Reuters Corp. (Canada)	Morgan Stanley	1,090	111,361	124,336	16,039
TriNet Group, Inc.	Morgan Stanley	1,475	114,864	100,005	(13,896)
Verisk Analytics, Inc.	Morgan Stanley	882	147,623	155,602	10,479
Viad Corp.	Morgan Stanley	11	271	268	15
Waste Management, Inc.	Morgan Stanley	2,408	346,200	377,767	41,372
		27,494	2,034,642	2,069,300	74,752
Consumer Durables & Apparel
Cavco Industries, Inc.	Morgan Stanley	707	155,434	159,959	6,510
Crocs, Inc.	Morgan Stanley	1,787	141,870	193,764	66,949
DR Horton, Inc.	Morgan Stanley	4,188	191,151	373,318	194,205
Ethan Allen Interiors, Inc.	Morgan Stanley	266	7,041	7,028	91
Garmin Ltd. (Switzerland)	Morgan Stanley	996	87,040	91,921	6,888
GoPro, Inc., Class A	Morgan Stanley	17,366	129,111	86,483	(40,976)
Kontoor Brands, Inc.	Morgan Stanley	1,118	38,415	44,709	7,682
Leggett & Platt, Inc.	Morgan Stanley	3,908	145,589	125,955	(15,561)
Malibu Boats, Inc., Class A	Morgan Stanley	825	44,003	43,973	542
NIKE, Inc., Class B	Morgan Stanley	5,331	566,804	623,780	66,693
NVR, Inc.	Morgan Stanley	32	136,848	147,603	12,505
Skyline Champion Corp.	Morgan Stanley	3,150	146,579	162,257	17,551
Steven Madden Ltd.	Morgan Stanley	2,817	88,135	90,031	3,982
Tapestry, Inc.	Morgan Stanley	12,997	415,765	494,926	91,846
Under Armour, Inc., Class C	Morgan Stanley	14,284	101,268	127,413	28,345
Vista Outdoor, Inc.	Morgan Stanley	7,799	234,379	190,062	(43,205)
Whirlpool Corp.	Morgan Stanley	1,554	237,665	219,829	(9,489)
		79,125	2,867,097	3,183,011	394,558
Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	4,956	195,121	175,938	(16,695)
Airbnb, Inc., Class A	Morgan Stanley	6,676	628,303	570,798	(51,776)
Aramark	Morgan Stanley	3,346	138,864	138,324	1,096
Booking Holdings, Inc.	Morgan Stanley	317	606,204	638,844	40,037
Boyd Gaming Corp.	Morgan Stanley	497	26,964	27,101	494
Bright Horizons Family Solutions, Inc.	Morgan Stanley	2,920	207,074	184,252	(20,182)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Caesars Entertainment, Inc.	Morgan Stanley	13,504	$596,026	$561,766	$(26,688)
Chipotle Mexican Grill, Inc.	Morgan Stanley	151	212,970	209,511	(744)
Dine Brands Global, Inc.	Morgan Stanley	156	10,076	10,078	144
Domino's Pizza, Inc.	Morgan Stanley	1,004	331,334	347,786	21,589
Expedia Group, Inc.	Morgan Stanley	5,462	518,572	478,471	(34,984)
Golden Entertainment, Inc.	Morgan Stanley	8	299	299	19
Graham Holdings Co., Class B	Morgan Stanley	28	16,885	16,918	262
Hilton Worldwide Holdings, Inc.	Morgan Stanley	84	10,552	10,614	211
International Game Technology PLC (United Kingdom)	Morgan Stanley	789	17,753	17,895	381
Life Time Group Holdings, Inc.	Morgan Stanley	1,501	18,836	17,952	(631)
McDonald's Corp.	Morgan Stanley	3,284	800,562	865,433	90,573
MGM Resorts International	Morgan Stanley	7,676	235,600	257,376	24,814
Papa John's International, Inc.	Morgan Stanley	1,879	139,142	154,660	18,183
Penn Entertainment, Inc.	Morgan Stanley	6,707	235,369	199,198	(33,172)
Starbucks Corp.	Morgan Stanley	4,978	376,546	493,818	129,752
Texas Roadhouse, Inc.	Morgan Stanley	95	8,769	8,640	475
Wingstop, Inc.	Morgan Stanley	161	22,394	22,157	2,590
Yum! Brands, Inc.	Morgan Stanley	820	98,897	105,026	7,624
		66,999	5,453,112	5,512,855	153,372
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	660	80,579	104,564	25,254
AssetMark Financial Holdings, Inc.	Morgan Stanley	23	533	529	18
Berkshire Hathaway, Inc., Class B	Morgan Stanley	7,274	1,778,611	2,246,939	490,801
BlackRock, Inc.	Morgan Stanley	786	457,537	556,983	116,364
CME Group, Inc.	Morgan Stanley	537	92,568	90,302	1,876
FactSet Research Systems, Inc.	Morgan Stanley	64	25,543	25,677	473
Federated Hermes, Inc.	Morgan Stanley	788	28,404	28,612	583
Franklin Resources, Inc.	Morgan Stanley	20,833	517,422	549,575	53,149
Intercontinental Exchange, Inc.	Morgan Stanley	7,494	721,072	768,809	66,142
MarketAxess Holdings, Inc.	Morgan Stanley	389	103,833	108,488	5,986
MSCI, Inc.	Morgan Stanley	523	237,757	243,284	8,683
Nasdaq, Inc.	Morgan Stanley	12,656	582,418	776,446	217,345
Open Lending Corp., Class A	Morgan Stanley	10,664	107,368	71,982	(34,010)
S&P Global, Inc.	Morgan Stanley	77	23,949	25,790	2,742
T Rowe Price Group, Inc.	Morgan Stanley	5,358	675,700	584,343	(52,509)
		68,126	5,433,294	6,182,323	902,897
Energy
Antero Resources Corp.	Morgan Stanley	10,710	337,314	331,903	(1,119)
APA Corp.	Morgan Stanley	9,084	314,142	424,041	117,546
Arch Resources, Inc.	Morgan Stanley	2,272	345,492	324,419	4,349
Baker Hughes Co.	Morgan Stanley	15,887	403,328	469,143	79,407
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	547	29,424	30,375	1,622
Cheniere Energy, Inc.	Morgan Stanley	2,691	385,660	403,542	24,313
Chevron Corp.	Morgan Stanley	8,109	1,101,888	1,455,484	417,007
Comstock Resources, Inc.	Morgan Stanley	16,739	244,655	229,492	(10,558)
ConocoPhillips	Morgan Stanley	4,737	527,000	558,966	45,989
CONSOL Energy, Inc.	Morgan Stanley	3,188	200,961	207,220	11,301
Crescent Point Energy Corp. (Canada)	Morgan Stanley	16,294	111,354	116,502	8,219

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
CVR Energy, Inc.	Morgan Stanley	1,467	$42,919	$45,976	$9,839
Denbury, Inc.	Morgan Stanley	1,706	113,289	148,456	36,634
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	21,995	183,863	195,316	14,373
Dril-Quip, Inc.	Morgan Stanley	1,536	45,073	41,733	(3,638)
Enerplus Corp. (Canada)	Morgan Stanley	6,664	105,076	117,620	14,004
EOG Resources, Inc.	Morgan Stanley	1,322	177,720	171,225	(2,345)
EQT Corp.	Morgan Stanley	7,363	296,061	249,090	(42,178)
Equitrans Midstream Corp.	Morgan Stanley	5,806	40,773	38,900	(1,341)
Exxon Mobil Corp.	Morgan Stanley	11,322	821,940	1,248,817	496,326
FLEX LNG Ltd. (Bermuda)	Morgan Stanley	2,135	67,840	69,793	4,985
Helmerich & Payne, Inc.	Morgan Stanley	1,916	44,560	94,976	56,954
Hess Corp.	Morgan Stanley	296	41,205	41,979	1,427
Imperial Oil Ltd. (Canada)	Morgan Stanley	1,867	67,190	90,998	26,811
Kinder Morgan, Inc.	Morgan Stanley	19,987	348,124	361,365	28,764
Kosmos Energy Ltd.	Morgan Stanley	9,172	59,738	58,334	(1,081)
Marathon Oil Corp.	Morgan Stanley	11,318	304,635	306,378	7,217
Marathon Petroleum Corp.	Morgan Stanley	7,898	655,616	919,248	300,212
Murphy Oil Corp.	Morgan Stanley	2,075	60,336	89,246	31,802
Nabors Industries Ltd. (Bermuda)	Morgan Stanley	432	63,594	66,904	4,130
NexTier Oilfield Solutions, Inc.	Morgan Stanley	5,578	54,960	51,541	(2,708)
Nordic American Tankers Ltd. (Bermuda)	Morgan Stanley	11,339	37,579	34,697	(2,391)
Occidental Petroleum Corp.	Morgan Stanley	17,249	853,530	1,086,515	250,310
Oceaneering International, Inc.	Morgan Stanley	1,866	26,249	32,636	7,229
Patterson-UTI Energy, Inc.	Morgan Stanley	86	1,443	1,448	(43)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	2,007	70,022	68,138	1,526
Phillips 66	Morgan Stanley	774	60,789	80,558	23,066
Pioneer Natural Resources Co.	Morgan Stanley	1,474	335,490	336,647	21,892
Range Resources Corp.	Morgan Stanley	4,946	133,556	123,749	(8,611)
SPDR S&P 500 ETF Trust	Morgan Stanley	1,168	445,393	446,678	3,609
Suncor Energy, Inc. (Canada)	Morgan Stanley	4,163	109,483	132,092	28,196
Talos Energy, Inc.	Morgan Stanley	4,071	63,664	76,860	14,018
TechnipFMC PLC (United Kingdom)	Morgan Stanley	6,919	53,529	84,343	31,507
US Silica Holdings, Inc.	Morgan Stanley	11,577	156,201	144,713	(9,493)
Valaris Ltd. (Bermuda)	Morgan Stanley	344	14,584	23,261	8,877
Valero Energy Corp.	Morgan Stanley	710	67,901	90,071	25,829
Vermilion Energy, Inc. (Canada)	Morgan Stanley	2,059	42,570	36,444	(5,468)
W&T Offshore, Inc.	Morgan Stanley	12,191	75,914	68,026	(7,146)
Weatherford International PLC (Ireland)	Morgan Stanley	2,035	39,240	103,622	64,894
		297,091	10,182,867	11,929,480	2,126,064
Food & Staples Retailing
Albertsons Cos., Inc., Class A	Morgan Stanley	7,162	147,266	148,540	3,427
Casey's General Stores, Inc.	Morgan Stanley	1,140	272,580	255,759	(13,350)
Costco Wholesale Corp.	Morgan Stanley	1,798	873,266	820,787	(38,564)
Kroger Co. (The)	Morgan Stanley	5,078	229,363	226,377	2,043
PriceSmart, Inc.	Morgan Stanley	177	11,962	10,758	(1,038)
Sprouts Farmers Market, Inc.	Morgan Stanley	5	162	162	17
Sysco Corp.	Morgan Stanley	2,199	171,718	168,114	154
US Foods Holding Corp.	Morgan Stanley	6,269	210,329	213,271	5,624

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food & Staples Retailing — (continued)
Walgreens Boots Alliance, Inc.	Morgan Stanley	4,288	$165,829	$160,200	$13,536
Walmart, Inc.	Morgan Stanley	6,800	837,248	964,172	163,746
		34,916	2,919,723	2,968,140	135,595
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	11,323	508,040	517,574	82,703
Archer-Daniels-Midland Co.	Morgan Stanley	6,096	487,337	566,014	95,804
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	594	208,891	195,735	(10,493)
Brown-Forman Corp., Class B	Morgan Stanley	597	37,685	39,211	2,385
Bunge Ltd. (Bermuda)	Morgan Stanley	3,906	384,812	389,702	10,531
Cal-Maine Foods, Inc.	Morgan Stanley	6,416	363,852	349,351	(6,858)
Campbell Soup Co.	Morgan Stanley	2,768	156,475	157,084	2,608
Celsius Holdings, Inc.	Morgan Stanley	795	78,766	82,712	4,818
Coca-Cola Co. (The)	Morgan Stanley	14,319	805,252	910,832	152,990
Constellation Brands, Inc., Class A	Morgan Stanley	809	188,977	187,486	1,348
Dole PLC (Ireland)	Morgan Stanley	729	7,452	7,035	(265)
General Mills, Inc.	Morgan Stanley	3,810	255,518	319,468	78,128
Kellogg Co.	Morgan Stanley	2,740	197,629	195,198	2,159
Keurig Dr Pepper, Inc.	Morgan Stanley	11,664	434,003	415,938	(11,569)
Lamb Weston Holdings, Inc.	Morgan Stanley	2,376	192,609	212,319	22,614
MGP Ingredients, Inc.	Morgan Stanley	93	10,519	9,893	(477)
Monster Beverage Corp.	Morgan Stanley	539	54,427	54,725	1,002
PepsiCo, Inc.	Morgan Stanley	2,847	447,857	514,339	91,744
Philip Morris International, Inc.	Morgan Stanley	2,768	241,754	280,149	71,677
Pilgrim's Pride Corp.	Morgan Stanley	8,722	224,813	206,973	(14,975)
Primo Water Corp. (Canada)	Morgan Stanley	2,814	37,556	43,730	7,048
Tyson Foods, Inc., Class A	Morgan Stanley	3,868	243,257	240,783	624
		90,593	5,567,481	5,896,251	583,546
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	12,566	1,287,980	1,379,621	113,960
Acadia Healthcare Co., Inc.	Morgan Stanley	368	19,639	30,294	10,919
Addus HomeCare Corp.	Morgan Stanley	141	14,350	14,028	(125)
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	15,075	240,649	265,923	28,340
AmerisourceBergen Corp.	Morgan Stanley	468	65,398	77,552	13,763
Apollo Medical Holdings, Inc.	Morgan Stanley	1,399	76,132	41,396	(36,194)
Avanos Medical, Inc.	Morgan Stanley	2,577	75,203	69,734	(4,698)
Axonics, Inc.	Morgan Stanley	4,028	279,599	251,871	(24,951)
Cardinal Health, Inc.	Morgan Stanley	7,934	539,602	609,887	84,802
Centene Corp.	Morgan Stanley	9,776	769,949	801,730	41,389
Cigna Corp.	Morgan Stanley	779	209,248	258,114	54,048
Cooper Cos., Inc. (The)	Morgan Stanley	143	36,295	47,286	16,382
Cross Country Healthcare, Inc.	Morgan Stanley	4,440	136,767	117,971	(17,048)
CVS Health Corp.	Morgan Stanley	5,718	525,044	532,860	19,949
DaVita, Inc.	Morgan Stanley	1,299	97,866	96,996	386
DENTSPLY SIRONA, Inc.	Morgan Stanley	2,814	84,891	89,598	6,210
Dexcom, Inc.	Morgan Stanley	9,710	1,024,455	1,099,560	88,109
Edwards Lifesciences Corp.	Morgan Stanley	7,600	556,744	567,036	17,366
Elevance Health, Inc.	Morgan Stanley	627	270,704	321,632	62,165
Embecta Corp.	Morgan Stanley	4	99	101	18

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Enovis Corp.	Morgan Stanley	7,838	$413,350	$419,490	$11,395
Envista Holdings Corp.	Morgan Stanley	2,531	83,631	85,219	2,660
Fulgent Genetics, Inc.	Morgan Stanley	5,956	358,215	177,370	(176,289)
Haemonetics Corp.	Morgan Stanley	110	8,674	8,652	103
HCA Healthcare, Inc.	Morgan Stanley	1,655	315,897	397,134	87,782
Hims & Hers Health, Inc.	Morgan Stanley	3,264	22,542	20,922	(1,319)
Hologic, Inc.	Morgan Stanley	2,343	140,780	175,280	43,027
Humana, Inc.	Morgan Stanley	2,653	1,407,329	1,358,840	(28,213)
IDEXX Laboratories, Inc.	Morgan Stanley	836	291,524	341,055	53,576
Inspire Medical Systems, Inc.	Morgan Stanley	1,433	330,096	360,944	35,048
Insulet Corp.	Morgan Stanley	510	148,687	150,139	3,352
Intuitive Surgical, Inc.	Morgan Stanley	849	226,782	225,282	1,390
Laboratory Corp. of America Holdings	Morgan Stanley	935	218,524	220,174	3,537
Lantheus Holdings, Inc.	Morgan Stanley	8,496	493,038	432,956	(53,816)
LivaNova PLC (United Kingdom)	Morgan Stanley	1,612	99,400	89,530	(10,423)
McKesson Corp.	Morgan Stanley	1,018	256,385	381,872	140,981
Medtronic PLC (Ireland)	Morgan Stanley	7,981	679,328	620,283	(29,451)
Meridian Bioscience, Inc.	Morgan Stanley	883	28,591	29,324	1,143
Molina Healthcare, Inc.	Morgan Stanley	1,041	308,610	343,759	39,076
NextGen Healthcare, Inc.	Morgan Stanley	1,266	24,777	23,775	(673)
Option Care Health, Inc.	Morgan Stanley	1,256	34,918	37,793	3,333
Quest Diagnostics, Inc.	Morgan Stanley	1,958	260,634	306,310	53,565
Shockwave Medical, Inc.	Morgan Stanley	1,190	299,640	244,676	(55,152)
Signify Health, Inc., Class A	Morgan Stanley	4,577	130,893	131,177	1,935
STAAR Surgical Co.	Morgan Stanley	2,854	232,162	138,533	(90,671)
Teladoc Health, Inc.	Morgan Stanley	5,358	161,187	126,717	(32,412)
Teleflex, Inc.	Morgan Stanley	1,299	322,387	324,269	6,959
TransMedics Group, Inc.	Morgan Stanley	2,132	127,562	131,587	5,657
UnitedHealth Group, Inc.	Morgan Stanley	718	336,271	380,669	56,463
ViewRay, Inc.	Morgan Stanley	1,557	7,214	6,975	(133)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	699	72,223	89,123	22,023
		164,274	14,151,865	14,453,019	569,243
Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	833	64,382	65,632	2,082
Coty, Inc., Class A	Morgan Stanley	8,234	52,749	70,483	21,848
elf Beauty, Inc.	Morgan Stanley	8,432	407,633	466,290	63,839
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	111	27,383	27,540	(3,238)
Kimberly-Clark Corp.	Morgan Stanley	4,282	552,728	581,281	44,135
Olaplex Holdings, Inc.	Morgan Stanley	9,902	51,181	51,589	1,072
Procter & Gamble Co. (The)	Morgan Stanley	5,454	736,087	826,608	128,387
Spectrum Brands Holdings, Inc.	Morgan Stanley	413	16,891	25,160	11,714
		37,661	1,909,034	2,114,583	269,839
Materials
AdvanSix, Inc.	Morgan Stanley	1,276	45,913	48,514	3,687
Air Products and Chemicals, Inc.	Morgan Stanley	3,105	877,651	957,147	96,204
Albemarle Corp.	Morgan Stanley	4,912	1,400,890	1,065,216	(315,846)
Alpha Metallurgical Resources, Inc.	Morgan Stanley	2,412	328,583	353,093	41,213
ATI, Inc.	Morgan Stanley	2,057	59,380	61,422	2,824

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Avery Dennison Corp.	Morgan Stanley	259	$46,400	$46,879	$1,093
Avient Corp.	Morgan Stanley	862	26,615	29,101	4,031
Ball Corp.	Morgan Stanley	5,261	284,276	269,048	(10,764)
Celanese Corp.	Morgan Stanley	2,998	341,319	306,516	(26,939)
CF Industries Holdings, Inc.	Morgan Stanley	4,979	379,933	424,211	58,116
Chase Corp.	Morgan Stanley	1	86	86	16
Dow, Inc.	Morgan Stanley	6,027	322,935	303,701	5,115
DuPont de Nemours, Inc.	Morgan Stanley	2,428	131,250	166,634	42,693
Eastman Chemical Co.	Morgan Stanley	4,918	418,956	400,522	(8,594)
First Majestic Silver Corp. (Canada)	Morgan Stanley	15,749	142,580	131,347	(9,510)
Franco-Nevada Corp. (Canada)	Morgan Stanley	2,711	350,342	369,997	24,599
Freeport-McMoRan, Inc.	Morgan Stanley	11,357	331,620	431,566	112,343
Ginkgo Bioworks Holdings, Inc.	Morgan Stanley	23,825	59,576	40,264	(20,713)
Greif, Inc., Class A	Morgan Stanley	741	50,095	49,691	462
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	10,683	50,798	54,163	4,048
Huntsman Corp.	Morgan Stanley	1,217	33,853	33,443	345
Ingevity Corp.	Morgan Stanley	490	35,813	34,516	(828)
Innospec Inc.	Morgan Stanley	3	310	309	55
International Flavors & Fragrances, Inc.	Morgan Stanley	3,296	334,599	345,553	17,881
International Paper Co.	Morgan Stanley	8,517	349,231	294,944	(37,830)
Kinross Gold Corp. (Canada)	Morgan Stanley	3,680	15,097	15,051	160
Linde PLC (Ireland)	Morgan Stanley	333	97,142	108,618	19,315
Martin Marietta Materials, Inc.	Morgan Stanley	439	149,288	148,369	1,657
Mosaic Co. (The)	Morgan Stanley	8,868	423,011	389,039	(28,605)
MP Materials Corp.	Morgan Stanley	10,786	301,364	261,884	(35,645)
Myers Industries, Inc.	Morgan Stanley	15	339	333	14
Newmont Corp.	Morgan Stanley	2,010	93,188	94,872	3,553
Nucor Corp.	Morgan Stanley	4,698	543,138	619,243	94,833
Nutrien Ltd. (Canada)	Morgan Stanley	1,157	90,161	84,496	(3,941)
Olin Corp.	Morgan Stanley	5,730	267,962	303,346	41,235
Packaging Corp. of America	Morgan Stanley	708	93,865	90,560	(554)
Perimeter Solutions SA (Luxembourg)	Morgan Stanley	6,197	59,208	56,641	(1,802)
PPG Industries, Inc.	Morgan Stanley	744	86,697	93,551	8,384
Reliance Steel & Aluminum Co.	Morgan Stanley	483	96,532	97,779	3,092
Sealed Air Corp.	Morgan Stanley	360	17,920	17,957	449
Silgan Holdings, Inc.	Morgan Stanley	1,171	56,683	60,705	4,937
Steel Dynamics, Inc.	Morgan Stanley	665	64,624	64,971	1,312
Sylvamo Corp.	Morgan Stanley	1,235	43,353	60,009	17,497
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	2,174	57,726	82,221	25,686
Valvoline, Inc.	Morgan Stanley	1,058	32,894	34,544	2,082
Warrior Met Coal, Inc.	Morgan Stanley	3,030	100,965	104,959	7,914
Westlake Corp.	Morgan Stanley	28	2,860	2,871	111
Westrock Co.	Morgan Stanley	4,793	186,009	168,522	(13,370)
		180,446	9,283,030	9,178,424	132,015
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	7,241	519,171	554,299	43,521
Alphabet, Inc., Class A	Morgan Stanley	33,951	2,795,741	2,995,497	235,217
Bumble, Inc., Class A	Morgan Stanley	6,763	149,322	142,361	(5,590)
Charter Communications, Inc., Class A	Morgan Stanley	3,364	1,259,862	1,140,732	(142,631)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Cinemark Holdings, Inc.	Morgan Stanley	39,731	$499,085	$344,070	$(148,672)
Comcast Corp., Class A	Morgan Stanley	13,071	409,251	457,093	53,078
Electronic Arts, Inc.	Morgan Stanley	4,075	522,273	497,883	(17,214)
Fox Corp., Class A	Morgan Stanley	9,417	305,698	285,994	(14,811)
Integral Ad Science Holding Corp.	Morgan Stanley	251	2,221	2,206	29
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	4,007	120,011	133,473	20,618
Live Nation Entertainment, Inc.	Morgan Stanley	2,249	159,171	156,845	(293)
Match Group, Inc.	Morgan Stanley	17,116	987,850	710,143	(265,168)
Meta Platforms, Inc., Class A	Morgan Stanley	17,391	2,461,226	2,092,833	(348,912)
Netflix, Inc.	Morgan Stanley	4,446	910,603	1,311,036	411,994
New York Times Co. (The), Class A	Morgan Stanley	406	13,117	13,179	304
News Corp., Class A	Morgan Stanley	17,735	227,131	322,777	103,359
Nexstar Media Group, Inc.	Morgan Stanley	263	44,914	46,033	1,729
PubMatic, Inc., Class A	Morgan Stanley	3,337	68,718	42,747	(25,085)
Shutterstock, Inc.	Morgan Stanley	2,105	119,956	110,976	(6,159)
Sirius XM Holdings, Inc.	Morgan Stanley	50,482	311,569	294,815	(12,789)
Stagwell, Inc.	Morgan Stanley	71	440	441	21
TripAdvisor, Inc.	Morgan Stanley	19,770	484,507	355,465	(124,388)
ZipRecruiter, Inc., Class A	Morgan Stanley	5,660	94,262	92,937	(115)
		262,902	12,466,099	12,103,835	(241,957)
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	Morgan Stanley	13,608	142,522	137,849	(2,851)
Aclaris Therapeutics, Inc.	Morgan Stanley	17	273	268	13
Amgen, Inc.	Morgan Stanley	151	40,012	39,659	75
Amphastar Pharmaceuticals, Inc.	Morgan Stanley	1,400	45,080	39,228	(5,265)
Azenta, Inc.	Morgan Stanley	1,923	113,941	111,957	(515)
Biogen, Inc.	Morgan Stanley	1,888	542,766	522,825	(13,044)
Bio-Techne Corp.	Morgan Stanley	2,403	187,026	199,161	14,640
Bristol-Myers Squibb Co.	Morgan Stanley	16,076	1,101,167	1,156,668	83,783
Celldex Therapeutics, Inc.	Morgan Stanley	18	750	802	187
Charles River Laboratories International, Inc.	Morgan Stanley	480	109,266	104,592	(3,274)
Corcept Therapeutics, Inc.	Morgan Stanley	2,077	38,231	42,184	4,452
Dynavax Technologies Corp.	Morgan Stanley	16,780	195,948	178,539	(14,910)
Elanco Animal Health, Inc.	Morgan Stanley	19,513	249,763	238,449	(10,581)
Exact Sciences Corp.	Morgan Stanley	284	11,378	14,061	5,899
Exelixis, Inc.	Morgan Stanley	13,324	219,519	213,717	(3,004)
Gilead Sciences, Inc.	Morgan Stanley	2,509	154,957	215,398	69,744
Harmony Biosciences Holdings, Inc.	Morgan Stanley	103	5,678	5,675	84
Illumina, Inc.	Morgan Stanley	3,096	634,323	626,011	(3,096)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	5,017	202,519	189,492	(10,444)
IQVIA Holdings, Inc.	Morgan Stanley	3,983	784,697	816,077	41,344
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	1,865	263,308	297,113	38,259
Johnson & Johnson	Morgan Stanley	5,123	841,168	904,978	121,800
Maravai LifeSciences Holdings, Inc., Class A	Morgan Stanley	8,555	199,552	122,422	(81,201)
Merck & Co., Inc.	Morgan Stanley	8,933	757,252	991,116	276,514
Mettler-Toledo International, Inc.	Morgan Stanley	299	336,428	432,190	100,042
Moderna, Inc.	Morgan Stanley	5,732	714,066	1,029,582	324,584
Myovant Sciences Ltd. (Bermuda)	Morgan Stanley	922	14,969	24,857	10,093
Organon & Co.	Morgan Stanley	2,624	67,590	73,288	6,842

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
PerkinElmer, Inc.	Morgan Stanley	2,457	$347,962	$344,521	$1,370
Pfizer, Inc.	Morgan Stanley	19,961	913,728	1,022,802	184,941
Provention Bio, Inc.	Morgan Stanley	4,002	37,577	42,301	5,216
QIAGEN N. V. (Netherlands)	Morgan Stanley	3,519	167,371	175,493	10,269
SIGA Technologies, Inc.	Morgan Stanley	30,011	320,886	220,881	(97,273)
TG Therapeutics, Inc.	Morgan Stanley	14,476	121,907	171,251	50,905
Veracyte, Inc.	Morgan Stanley	6,707	180,086	159,157	(19,743)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	423	121,229	122,154	2,477
Viatris, Inc.	Morgan Stanley	40,445	402,418	450,153	62,660
Vir Biotechnology, Inc.	Morgan Stanley	2,661	59,694	67,350	8,427
West Pharmaceutical Services, Inc.	Morgan Stanley	1,907	513,734	448,812	(58,373)
Zoetis, Inc.	Morgan Stanley	3,249	464,295	476,141	18,342
		268,521	11,625,036	12,429,174	1,119,388
Retailing
Academy Sports & Outdoors, Inc.	Morgan Stanley	1,946	81,526	102,243	25,340
Amazon.com, Inc.	Morgan Stanley	26,032	2,953,696	2,186,688	(729,545)
AutoNation, Inc.	Morgan Stanley	2,822	297,481	302,801	8,781
AutoZone, Inc.	Morgan Stanley	142	262,892	350,198	91,618
Bath & Body Works, Inc.	Morgan Stanley	12,030	361,250	506,944	152,693
Best Buy Co., Inc.	Morgan Stanley	1,044	56,666	83,739	35,822
Buckle, Inc. (The)	Morgan Stanley	2,841	82,453	128,839	58,276
Dillard's, Inc., Class A	Morgan Stanley	317	87,081	102,454	21,449
eBay, Inc.	Morgan Stanley	12,397	636,634	514,104	(98,933)
Etsy, Inc.	Morgan Stanley	5,531	562,749	662,503	106,904
Group 1 Automotive, Inc.	Morgan Stanley	582	95,242	104,975	11,523
Home Depot, Inc. (The)	Morgan Stanley	1,491	438,618	470,947	60,345
LKQ Corp.	Morgan Stanley	9,298	457,085	496,606	52,461
Lowe's Cos., Inc.	Morgan Stanley	4,532	741,038	902,956	207,934
MarineMax, Inc.	Morgan Stanley	2,622	109,352	81,859	(26,225)
Murphy USA, Inc.	Morgan Stanley	1,833	491,957	512,397	26,759
Nordstrom, Inc.	Morgan Stanley	9,448	165,384	152,491	(10,031)
ODP Corp. (The)	Morgan Stanley	2,623	88,813	119,451	31,779
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	1,481	68,718	69,370	1,538
O'Reilly Automotive, Inc.	Morgan Stanley	209	171,424	176,402	7,167
Overstock.com, Inc.	Morgan Stanley	8,814	217,717	170,639	(44,303)
Ross Stores, Inc.	Morgan Stanley	7,220	623,238	838,025	227,090
Target Corp.	Morgan Stanley	3,575	549,825	532,818	(4,167)
Ulta Beauty, Inc.	Morgan Stanley	643	235,464	301,612	69,148
Urban Outfitters, Inc.	Morgan Stanley	8,587	220,269	204,800	(12,662)
Warby Parker, Inc., Class A	Morgan Stanley	7,802	122,450	105,249	(15,634)
		135,862	10,179,022	10,181,110	255,127
Semiconductors & Semiconductor Equipment
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	1,838	73,786	52,512	(21,289)
Analog Devices, Inc.	Morgan Stanley	1,099	181,376	180,269	2,102
Applied Materials, Inc.	Morgan Stanley	3,746	334,062	364,785	42,409
Axcelis Technologies, Inc.	Morgan Stanley	5,189	293,479	411,799	122,914
Broadcom, Inc.	Morgan Stanley	1,291	644,019	721,837	107,480
Cohu, Inc.	Morgan Stanley	1,597	51,579	51,184	274

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Diodes, Inc.	Morgan Stanley	1,767	$139,208	$134,539	$(2,889)
Enphase Energy, Inc.	Morgan Stanley	3,611	984,882	956,771	(15,610)
GLOBALFOUNDRIES, Inc. (Cayman Islands)	Morgan Stanley	11,804	724,110	636,118	(78,796)
Impinj, Inc.	Morgan Stanley	517	62,856	56,446	(5,598)
Lam Research Corp.	Morgan Stanley	2,912	1,128,604	1,223,914	113,475
Lattice Semiconductor Corp.	Morgan Stanley	4,177	208,767	271,004	64,899
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	258	16,150	16,249	318
Marvell Technology, Inc.	Morgan Stanley	5,874	230,505	217,573	(9,994)
MaxLinear, Inc.	Morgan Stanley	6,090	230,989	206,756	(21,290)
Microchip Technology, Inc.	Morgan Stanley	10,037	642,784	705,099	75,653
Monolithic Power Systems, Inc.	Morgan Stanley	208	71,709	73,551	2,882
NVIDIA Corp.	Morgan Stanley	1,710	244,996	249,899	8,024
NXP Semiconductors NV (Netherlands)	Morgan Stanley	6,634	1,045,073	1,048,371	24,146
ON Semiconductor Corp.	Morgan Stanley	13,373	837,189	834,074	7,514
Onto Innovation, Inc.	Morgan Stanley	870	56,419	59,238	3,550
Photronics, Inc.	Morgan Stanley	10,875	190,349	183,026	(4,894)
Power Integrations, Inc.	Morgan Stanley	1,244	98,351	89,220	(7,278)
Qorvo, Inc.	Morgan Stanley	2,211	211,205	200,405	(8,107)
QUALCOMM, Inc.	Morgan Stanley	9,765	1,123,008	1,073,564	(25,077)
Rambus, Inc.	Morgan Stanley	9,388	245,703	336,278	93,705
Semtech Corp.	Morgan Stanley	6,000	255,298	172,140	(88,062)
Silicon Laboratories, Inc.	Morgan Stanley	560	70,971	75,975	5,921
Skyworks Solutions, Inc.	Morgan Stanley	2,839	267,293	258,718	(3,449)
Synaptics, Inc.	Morgan Stanley	3,828	458,232	364,272	(88,135)
Teradyne, Inc.	Morgan Stanley	3,335	299,893	291,312	(4,495)
Universal Display Corp.	Morgan Stanley	487	46,985	52,615	6,387
Veeco Instruments, Inc.	Morgan Stanley	175	3,228	3,252	80
		135,309	11,473,058	11,572,765	296,770
Software & Services
A10 Networks, Inc.	Morgan Stanley	273	4,537	4,540	75
Accenture PLC, Class A (Ireland)	Morgan Stanley	7,320	1,949,975	1,953,269	50,436
Adobe, Inc.	Morgan Stanley	4,208	1,219,593	1,416,118	212,535
Akamai Technologies, Inc.	Morgan Stanley	5,249	439,836	442,491	8,246
ANSYS, Inc.	Morgan Stanley	1,180	260,031	285,076	28,357
Autodesk, Inc.	Morgan Stanley	2,791	542,362	521,554	(13,916)
Automatic Data Processing, Inc.	Morgan Stanley	3,989	889,461	952,813	97,913
Bentley Systems, Inc., Class B	Morgan Stanley	2,350	76,432	86,856	11,492
BlackBerry Ltd. (Canada)	Morgan Stanley	13,055	71,944	42,559	(30,259)
Box, Inc., Class A	Morgan Stanley	3,476	103,170	108,208	6,294
Broadridge Financial Solutions, Inc.	Morgan Stanley	3,616	547,966	485,014	(53,072)
Ceridian HCM Holding, Inc.	Morgan Stanley	3,069	164,535	196,876	34,442
CommVault Systems, Inc.	Morgan Stanley	979	61,743	61,520	575
Concentrix Corp.	Morgan Stanley	302	35,660	40,214	5,364
Descartes Systems Group, Inc. (The) (Canada)	Morgan Stanley	821	52,406	57,183	5,450
Digital Turbine, Inc.	Morgan Stanley	6,496	92,989	98,999	7,204
Docebo, Inc. (Canada)	Morgan Stanley	128	4,025	4,242	283
DocuSign, Inc.	Morgan Stanley	9,685	543,850	536,743	(197)
Dolby Laboratories, Inc., Class A	Morgan Stanley	1,128	73,281	79,569	7,937
Dropbox, Inc., Class A	Morgan Stanley	12,371	264,316	276,863	15,913

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
DXC Technology Co.	Morgan Stanley	12,893	$404,359	$341,664	$(58,288)
Euronet Worldwide, Inc.	Morgan Stanley	1,934	165,392	182,531	19,106
Fidelity National Information Services, Inc.	Morgan Stanley	10,535	670,888	714,800	57,261
FleetCor Technologies, Inc.	Morgan Stanley	1,476	294,932	271,112	(20,066)
Fortinet, Inc.	Morgan Stanley	21,843	810,675	1,067,904	267,523
Gartner, Inc.	Morgan Stanley	1,179	254,206	396,309	145,341
Gen Digital, Inc.	Morgan Stanley	1,310	27,866	28,073	576
Global Payments, Inc.	Morgan Stanley	2,628	262,881	261,013	445
Hackett Group, Inc. (The)	Morgan Stanley	15	306	306	19
InterDigital, Inc.	Morgan Stanley	1,337	71,896	66,155	(4,761)
Jack Henry & Associates, Inc.	Morgan Stanley	1,825	334,810	320,397	(9,411)
KnowBe4, Inc., Class A	Morgan Stanley	1,113	27,436	27,580	513
Manhattan Associates, Inc.	Morgan Stanley	453	51,389	54,994	4,409
Microsoft Corp.	Morgan Stanley	9,369	2,277,975	2,246,874	33,838
Model N, Inc.	Morgan Stanley	76	3,068	3,083	68
MongoDB, Inc.	Morgan Stanley	1,819	369,090	358,052	(6,343)
N-able, Inc.	Morgan Stanley	486	5,365	4,996	(286)
NCR Corp.	Morgan Stanley	4,744	92,326	111,057	20,617
New Relic, Inc.	Morgan Stanley	1,122	69,711	63,337	(5,475)
Nutanix, Inc., Class A	Morgan Stanley	11,545	263,123	300,747	40,275
Oracle Corp.	Morgan Stanley	8,834	606,402	722,091	153,794
Palo Alto Networks, Inc.	Morgan Stanley	417	66,116	58,188	(7,075)
Paychex, Inc.	Morgan Stanley	2,628	298,999	303,692	16,168
Paycom Software, Inc.	Morgan Stanley	106	28,503	32,893	7,324
PayPal Holdings, Inc.	Morgan Stanley	27,144	2,066,681	1,933,196	(137,144)
Qualys, Inc.	Morgan Stanley	1,871	239,407	209,982	(27,340)
Roper Technologies, Inc.	Morgan Stanley	79	29,108	34,135	8,165
Sabre Corp.	Morgan Stanley	5,350	39,099	33,063	(5,639)
Salesforce, Inc.	Morgan Stanley	11,381	1,601,701	1,509,007	(122,700)
ServiceNow, Inc.	Morgan Stanley	5,124	2,075,994	1,989,495	(71,568)
Shift4 Payments, Inc., Class A	Morgan Stanley	2,248	98,550	125,731	30,310
Shopify, Inc., Class A (Canada)	Morgan Stanley	4,103	176,145	142,415	(31,482)
Splunk, Inc.	Morgan Stanley	6,844	595,193	589,200	1,568
SPS Commerce, Inc.	Morgan Stanley	464	52,527	59,592	7,745
SS&C Technologies Holdings, Inc.	Morgan Stanley	1,872	96,394	97,456	2,550
Tyler Technologies, Inc.	Morgan Stanley	138	39,929	44,493	5,745
UserTesting, Inc.	Morgan Stanley	348	2,610	2,613	51
VeriSign, Inc.	Morgan Stanley	945	162,107	194,141	35,635
Verra Mobility Corp.	Morgan Stanley	1,867	26,229	25,821	(128)
WEX, Inc.	Morgan Stanley	911	144,834	149,085	6,107
Workday, Inc., Class A	Morgan Stanley	768	134,688	128,509	(4,456)
Yext, Inc.	Morgan Stanley	2,305	14,664	15,052	589
Zeta Global Holdings Corp., Class A	Morgan Stanley	2,584	19,449	21,111	1,924
		258,519	22,471,135	22,892,652	750,576
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	6,551	458,531	498,793	49,424
Apple, Inc.	Morgan Stanley	24,631	2,579,059	3,200,306	698,213
Arista Networks, Inc.	Morgan Stanley	1,524	182,159	184,937	5,676
Badger Meter, Inc.	Morgan Stanley	506	49,539	55,169	6,462

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
CDW Corp.	Morgan Stanley	2,654	$449,349	$473,951	$32,816
Cisco Systems, Inc.	Morgan Stanley	23,160	964,781	1,103,342	195,533
Corning, Inc.	Morgan Stanley	7,932	241,790	253,348	24,498
Dell Technologies, Inc., Class C	Morgan Stanley	8,338	356,351	335,354	(16,464)
Extreme Networks, Inc.	Morgan Stanley	4,874	51,501	89,243	38,410
F5, Inc.	Morgan Stanley	3,190	465,227	457,797	(1,517)
Hewlett Packard Enterprise Co.	Morgan Stanley	31,454	469,393	502,006	50,996
HP, Inc.	Morgan Stanley	30,392	714,629	816,633	158,348
Infinera Corp.	Morgan Stanley	12,256	81,216	82,605	2,434
IonQ, Inc.	Morgan Stanley	24,467	130,528	84,411	(46,199)
IPG Photonics Corp.	Morgan Stanley	440	38,790	41,655	3,371
Jabil, Inc.	Morgan Stanley	1,291	75,953	88,046	14,271
Keysight Technologies, Inc.	Morgan Stanley	748	125,378	127,960	4,187
NetApp, Inc.	Morgan Stanley	5,178	358,758	310,991	(23,123)
NetScout Systems, Inc.	Morgan Stanley	2,925	101,141	95,092	(4,752)
PC Connection, Inc.	Morgan Stanley	18	882	844	(12)
Sanmina Corp.	Morgan Stanley	800	47,960	45,832	(1,505)
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	2,584	318,683	296,643	(9,231)
Teledyne Technologies, Inc.	Morgan Stanley	912	367,617	364,718	1,776
Trimble, Inc.	Morgan Stanley	2,543	132,836	128,574	(2,563)
Vishay Intertechnology, Inc.	Morgan Stanley	6,067	128,682	130,865	5,002
Western Digital Corp.	Morgan Stanley	2,859	89,500	90,201	1,851
Zebra Technologies Corp., Class A	Morgan Stanley	1,356	459,797	347,692	(106,261)
		209,650	9,440,030	10,207,008	1,081,641
Telecommunication Services
AT&T, Inc.	Morgan Stanley	28,659	512,188	527,612	35,444
BCE, Inc. (Canada)	Morgan Stanley	2,919	130,198	128,290	351
EchoStar Corp., Class A	Morgan Stanley	2,474	58,856	41,266	(16,938)
IDT Corp., Class B	Morgan Stanley	56	1,575	1,578	38
Iridium Communications, Inc.	Morgan Stanley	1,173	41,176	60,292	19,653
Lumen Technologies, Inc.	Morgan Stanley	22,342	199,235	116,625	(64,906)
TELUS Corp. (Canada)	Morgan Stanley	2,188	45,962	42,250	(2,754)
T-Mobile US, Inc.	Morgan Stanley	9,074	1,175,334	1,270,360	109,943
Verizon Communications, Inc.	Morgan Stanley	11,518	474,276	453,809	(7,651)
		80,403	2,638,800	2,642,082	73,180
Transportation
ArcBest Corp.	Morgan Stanley	4,407	302,281	308,666	12,717
Canadian Pacific Railway Ltd. (Canada)	Morgan Stanley	22	1,655	1,641	22
CH Robinson Worldwide, Inc.	Morgan Stanley	432	39,828	39,554	246
CSX Corp.	Morgan Stanley	8,710	243,038	269,836	36,810
Expeditors International of Washington, Inc.	Morgan Stanley	8,462	923,487	879,371	(24,582)
Forward Air Corp.	Morgan Stanley	625	62,775	65,556	3,815
Golden Ocean Group Ltd. (Bermuda)	Morgan Stanley	4,682	39,336	40,687	3,870
Hub Group, Inc., Class A	Morgan Stanley	828	66,708	65,818	(29)
Landstar System, Inc.	Morgan Stanley	229	34,229	37,304	3,593
Matson, Inc.	Morgan Stanley	1,072	84,408	67,011	(15,773)
Norfolk Southern Corp.	Morgan Stanley	1,187	274,376	292,501	24,684
Old Dominion Freight Line, Inc.	Morgan Stanley	1,027	251,059	291,442	44,834

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Ryder System, Inc.	Morgan Stanley	1,998	$173,297	$166,973	$(3,662)
Union Pacific Corp.	Morgan Stanley	2,190	456,292	453,483	14,237
United Airlines Holdings, Inc.	Morgan Stanley	15,237	630,940	574,435	(48,491)
United Parcel Service, Inc., Class B	Morgan Stanley	2,027	351,531	352,374	7,811
XPO, Inc.	Morgan Stanley	1,366	39,868	45,474	6,126
		54,501	3,975,108	3,952,126	66,228
Utilities
AES Corp. (The)	Morgan Stanley	7,714	183,545	221,855	43,632
Ameren Corp.	Morgan Stanley	8	722	711	14
American Water Works Co., Inc.	Morgan Stanley	536	80,106	81,697	2,645
Constellation Energy Corp.	Morgan Stanley	14,007	930,020	1,207,543	293,337
Dominion Energy, Inc.	Morgan Stanley	671	40,067	41,146	3,757
Exelon Corp.	Morgan Stanley	18,770	765,064	811,427	70,256
National Fuel Gas Co.	Morgan Stanley	1,472	99,154	93,178	(4,421)
New Jersey Resources Corp.	Morgan Stanley	276	13,705	13,695	217
NRG Energy, Inc.	Morgan Stanley	1,657	53,220	52,726	770
Otter Tail Corp.	Morgan Stanley	1,669	112,186	97,987	(11,775)
Public Service Enterprise Group, Inc.	Morgan Stanley	8,640	568,812	529,373	(21,869)
Southern Co. (The)	Morgan Stanley	4,461	312,494	318,560	13,228
		59,881	3,159,095	3,469,898	389,791

Total Reference Entity — Long			165,375,882	171,472,260	9,952,935
Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	(3,387)	(162,220)	(117,495)	43,235
Dana, Inc.	Morgan Stanley	(11,870)	(279,336)	(179,593)	97,488
Dorman Products, Inc.	Morgan Stanley	(1,541)	(157,217)	(124,621)	31,214
Fox Factory Holding Corp.	Morgan Stanley	(811)	(110,575)	(73,988)	35,577
Gentex Corp.	Morgan Stanley	(9,807)	(273,062)	(267,437)	3,027
Gentherm, Inc.	Morgan Stanley	(3,999)	(262,134)	(261,095)	(1,799)
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(4,333)	(98,831)	(43,980)	56,216
LCI Industries	Morgan Stanley	(1,256)	(187,316)	(116,117)	64,808
Lucid Group, Inc.	Morgan Stanley	(71,404)	(527,409)	(487,689)	34,844
Luminar Technologies, Inc.	Morgan Stanley	(23,665)	(162,481)	(117,142)	43,847
QuantumScape Corp.	Morgan Stanley	(11,822)	(97,578)	(67,031)	29,584
Standard Motor Products, Inc.	Morgan Stanley	(3,508)	(137,258)	(122,078)	12,761
		(147,403)	(2,455,417)	(1,978,266)	450,802
Capital Goods
AAON, Inc.	Morgan Stanley	(4,122)	(233,574)	(310,469)	(82,514)
AAR Corp.	Morgan Stanley	(520)	(22,501)	(23,348)	(1,041)
Acuity Brands, Inc.	Morgan Stanley	(297)	(61,775)	(49,186)	11,905
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	(10,109)	(448,574)	(565,396)	(122,094)
AeroVironment, Inc.	Morgan Stanley	(877)	(80,796)	(75,124)	4,930
AerSale Corp.	Morgan Stanley	(105)	(1,637)	(1,703)	(66)
AGCO Corp.	Morgan Stanley	(913)	(120,776)	(126,624)	(9,563)
Alamo Group, Inc.	Morgan Stanley	(708)	(91,269)	(100,253)	(9,990)
Allegion PLC (Ireland)	Morgan Stanley	(571)	(60,322)	(60,103)	(735)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Ameresco, Inc., Class A	Morgan Stanley	(616)	$(36,860)	$(35,198)	$1,335
American Woodmark Corp.	Morgan Stanley	(4,149)	(318,596)	(202,720)	113,813
API Group Corp.	Morgan Stanley	(6,574)	(114,441)	(123,657)	(11,045)
Arcosa, Inc.	Morgan Stanley	(1,379)	(89,014)	(74,935)	13,669
AZEK Co., Inc. (The)	Morgan Stanley	(46,907)	(1,528,996)	(953,150)	562,310
AZZ, Inc.	Morgan Stanley	(2,255)	(91,456)	(90,651)	(276)
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(81,641)	(919,086)	(391,060)	519,484
Beacon Roofing Supply, Inc.	Morgan Stanley	(9,700)	(577,744)	(512,063)	60,339
Boeing Co. (The)	Morgan Stanley	(587)	(121,151)	(111,818)	8,224
BWX Technologies, Inc.	Morgan Stanley	(4,568)	(305,092)	(265,309)	29,854
Cadre Holdings, Inc.	Morgan Stanley	(2,487)	(63,581)	(50,088)	12,708
Columbus McKinnon Corp.	Morgan Stanley	(2,733)	(125,552)	(88,741)	34,982
Comfort Systems USA, Inc.	Morgan Stanley	(488)	(44,972)	(56,159)	(13,777)
Construction Partners, Inc., Class A	Morgan Stanley	(9,498)	(293,624)	(253,502)	37,427
Core & Main, Inc., Class A	Morgan Stanley	(5,884)	(130,526)	(113,620)	15,823
CSW Industrials, Inc.	Morgan Stanley	(501)	(61,053)	(58,081)	2,192
Curtiss-Wright Corp.	Morgan Stanley	(1,986)	(294,638)	(331,642)	(42,481)
Dycom Industries, Inc.	Morgan Stanley	(5,229)	(474,035)	(489,434)	(19,780)
Eaton Corp. PLC (Ireland)	Morgan Stanley	(888)	(142,262)	(139,372)	1,432
Energy Recovery, Inc.	Morgan Stanley	(6,071)	(131,336)	(124,395)	5,674
EnerSys	Morgan Stanley	(8,366)	(651,420)	(617,745)	20,915
ESCO Technologies, Inc.	Morgan Stanley	(974)	(73,917)	(85,264)	(12,831)
Evoqua Water Technologies Corp.	Morgan Stanley	(10,876)	(404,786)	(430,690)	(31,333)
Federal Signal Corp.	Morgan Stanley	(5,911)	(224,834)	(274,684)	(53,140)
Flowserve Corp.	Morgan Stanley	(25,544)	(824,158)	(783,690)	24,539
Franklin Electric Co., Inc.	Morgan Stanley	(2,581)	(226,810)	(205,835)	16,706
FuelCell Energy, Inc.	Morgan Stanley	(6,940)	(18,504)	(19,293)	(946)
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(10,244)	(126,842)	(116,884)	8,838
Gibraltar Industries, Inc.	Morgan Stanley	(3,201)	(196,708)	(146,862)	47,961
GMS, Inc.	Morgan Stanley	(2,994)	(175,514)	(149,101)	25,429
GrafTech International Ltd.	Morgan Stanley	(12,686)	(67,018)	(60,385)	6,037
Greenbrier Cos., Inc. (The)	Morgan Stanley	(578)	(26,674)	(19,380)	7,429
Hayward Holdings, Inc.	Morgan Stanley	(6,437)	(75,485)	(60,508)	14,366
Helios Technologies, Inc.	Morgan Stanley	(182)	(9,937)	(9,908)	(50)
Herc Holdings, Inc.	Morgan Stanley	(3,521)	(396,996)	(463,258)	(76,770)
Hillenbrand, Inc.	Morgan Stanley	(6,669)	(309,620)	(284,566)	19,546
Huntington Ingalls Industries, Inc.	Morgan Stanley	(4,981)	(1,158,537)	(1,149,017)	(5,470)
JELD-WEN Holding, Inc.	Morgan Stanley	(41,867)	(749,440)	(404,017)	338,534
John Bean Technologies Corp.	Morgan Stanley	(3,247)	(295,716)	(296,549)	(3,782)
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(42,404)	(706,835)	(437,609)	262,674
Lennox International, Inc.	Morgan Stanley	(2,272)	(577,661)	(543,531)	23,717
Lindsay Corp.	Morgan Stanley	(308)	(51,812)	(50,158)	475
Masonite International Corp. (Canada)	Morgan Stanley	(436)	(34,784)	(35,146)	(670)
MasTec, Inc.	Morgan Stanley	(4,657)	(393,399)	(397,382)	(8,374)
Maxar Technologies, Inc.	Morgan Stanley	(5,020)	(124,106)	(259,735)	(143,336)
MDU Resources Group, Inc.	Morgan Stanley	(8,188)	(250,087)	(248,424)	(7,896)
Mercury Systems, Inc.	Morgan Stanley	(18,169)	(1,128,520)	(812,881)	305,201
Middleby Corp. (The)	Morgan Stanley	(4,637)	(756,415)	(620,894)	128,675
MRC Global, Inc.	Morgan Stanley	(12,750)	(132,594)	(147,645)	(16,805)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Mueller Water Products, Inc., Class A	Morgan Stanley	(36,883)	$(424,162)	$(396,861)	$20,479
MYR Group, Inc.	Morgan Stanley	(806)	(74,487)	(74,208)	(397)
Oshkosh Corp.	Morgan Stanley	(6,117)	(515,096)	(539,458)	(33,630)
Parker-Hannifin Corp.	Morgan Stanley	(2,779)	(846,194)	(808,689)	29,600
PGT Innovations, Inc.	Morgan Stanley	(4,407)	(79,634)	(79,150)	(642)
Plug Power, Inc.	Morgan Stanley	(17,686)	(264,264)	(218,776)	42,952
Primoris Services Corp.	Morgan Stanley	(20,303)	(507,187)	(445,448)	51,900
Proterra, Inc.	Morgan Stanley	(3,934)	(18,526)	(14,831)	3,538
Proto Labs, Inc.	Morgan Stanley	(3,492)	(670,021)	(89,151)	581,005
Regal Rexnord Corp.	Morgan Stanley	(2,567)	(395,718)	(307,989)	80,664
Resideo Technologies, Inc.	Morgan Stanley	(4,302)	(89,268)	(70,768)	17,682
REV Group, Inc.	Morgan Stanley	(216)	(2,761)	(2,726)	14
Rush Enterprises, Inc., Class A	Morgan Stanley	(4,709)	(232,089)	(246,187)	(16,695)
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(10,096)	(560,536)	(407,676)	145,775
Shyft Group, Inc. (The)	Morgan Stanley	(127)	(3,113)	(3,157)	(58)
SiteOne Landscape Supply, Inc.	Morgan Stanley	(1,758)	(243,108)	(206,249)	36,721
SPX Technologies, Inc.	Morgan Stanley	(2,485)	(147,188)	(163,140)	(17,491)
Stanley Black & Decker, Inc.	Morgan Stanley	(15,871)	(2,525,480)	(1,192,230)	1,263,368
Stem, Inc.	Morgan Stanley	(6,080)	(63,460)	(54,355)	8,531
Tennant Co.	Morgan Stanley	(1,605)	(98,985)	(98,820)	(1,380)
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(4,082)	(147,403)	(126,583)	14,775
Timken Co. (The)	Morgan Stanley	(977)	(65,918)	(69,045)	(4,342)
Titan International, Inc.	Morgan Stanley	(264)	(3,969)	(4,044)	(98)
Toro Co. (The)	Morgan Stanley	(3,793)	(336,358)	(429,368)	(111,672)
TransDigm Group, Inc.	Morgan Stanley	(352)	(219,163)	(221,637)	(4,604)
Univar Solutions, Inc.	Morgan Stanley	(3,915)	(123,059)	(124,497)	(3,588)
Vertiv Holdings Co.	Morgan Stanley	(24,665)	(336,104)	(336,924)	(4,475)
Vicor Corp.	Morgan Stanley	(2,928)	(348,058)	(157,380)	188,624
Virgin Galactic Holdings, Inc.	Morgan Stanley	(19,564)	(106,345)	(68,083)	37,291
WESCO International, Inc.	Morgan Stanley	(11,453)	(1,475,100)	(1,433,916)	27,522
Woodward, Inc.	Morgan Stanley	(2,957)	(292,139)	(285,676)	3,292
		(690,176)	(28,369,261)	(23,585,864)	4,367,039
Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	(13,599)	(596,872)	(604,068)	(16,305)
Alight, Inc., Class A	Morgan Stanley	(56,141)	(478,095)	(469,339)	3,868
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(1,553)	(169,331)	(162,320)	5,179
Cimpress PLC (Ireland)	Morgan Stanley	(136)	(3,537)	(3,755)	(236)
Clean Harbors, Inc.	Morgan Stanley	(418)	(41,041)	(47,702)	(7,882)
CoStar Group, Inc.	Morgan Stanley	(2,038)	(195,613)	(157,497)	38,205
Driven Brands Holdings, Inc.	Morgan Stanley	(10,066)	(309,343)	(274,902)	31,587
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(14,127)	(284,712)	(173,197)	114,613
Equifax, Inc.	Morgan Stanley	(154)	(30,136)	(29,931)	(60)
FTI Consulting, Inc.	Morgan Stanley	(7,090)	(1,198,313)	(1,125,892)	61,307
GFL Environmental, Inc. (Canada)	Morgan Stanley	(5,173)	(206,207)	(151,207)	54,555
Healthcare Services Group, Inc.	Morgan Stanley	(10,480)	(174,404)	(125,760)	41,277
Heritage-Crystal Clean, Inc.	Morgan Stanley	(722)	(22,518)	(23,451)	(1,127)
HNI Corp.	Morgan Stanley	(2,077)	(76,408)	(59,049)	14,987
Huron Consulting Group, Inc.	Morgan Stanley	(1,317)	(86,563)	(95,614)	(10,462)
ICF International, Inc.	Morgan Stanley	(2,456)	(253,861)	(243,267)	7,755

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Commercial & Professional Services — (continued)
Jacobs Solutions, Inc.	Morgan Stanley	(2,610)	$(336,312)	$(313,383)	$19,476
KAR Auction Services, Inc.	Morgan Stanley	(10,087)	(148,852)	(131,635)	15,799
KBR, Inc.	Morgan Stanley	(688)	(36,193)	(36,326)	(454)
MillerKnoll, Inc.	Morgan Stanley	(10,480)	(406,322)	(220,185)	181,049
Montrose Environmental Group, Inc.	Morgan Stanley	(709)	(31,642)	(31,473)	(109)
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	(30)	(1,734)	(1,735)	(2)
Steelcase, Inc., Class A	Morgan Stanley	(15,775)	(152,031)	(111,529)	35,271
Stericycle, Inc.	Morgan Stanley	(3,145)	(169,396)	(156,904)	10,865
TrueBlue, Inc.	Morgan Stanley	(992)	(28,476)	(19,423)	8,937
UniFirst Corp.	Morgan Stanley	(1,971)	(377,121)	(380,383)	(9,251)
Upwork, Inc.	Morgan Stanley	(31,844)	(1,151,333)	(332,451)	815,018
		(205,878)	(6,966,366)	(5,482,378)	1,413,860
Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	(5,334)	(252,303)	(226,482)	22,152
BRP, Inc. (Canada)	Morgan Stanley	(1,072)	(74,432)	(81,847)	(8,749)
Brunswick Corp.	Morgan Stanley	(5,365)	(507,900)	(386,709)	109,279
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(3,237)	(130,901)	(57,651)	75,388
Carter's, Inc.	Morgan Stanley	(3,891)	(328,357)	(290,308)	27,821
Columbia Sportswear Co.	Morgan Stanley	(3,108)	(240,957)	(272,199)	(36,226)
Deckers Outdoor Corp.	Morgan Stanley	(975)	(347,284)	(389,181)	(48,659)
G-III Apparel Group Ltd.	Morgan Stanley	(5,695)	(168,953)	(78,078)	90,302
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(4,690)	(146,931)	(128,506)	15,206
Hanesbrands, Inc.	Morgan Stanley	(37,900)	(444,940)	(241,044)	187,032
Hasbro, Inc.	Morgan Stanley	(2,061)	(123,155)	(125,742)	(3,714)
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(3,961)	(766,848)	(439,315)	319,470
Installed Building Products, Inc.	Morgan Stanley	(776)	(107,268)	(66,426)	40,583
iRobot Corp.	Morgan Stanley	(3,287)	(233,031)	(158,203)	72,682
La-Z-Boy, Inc.	Morgan Stanley	(4,948)	(163,718)	(112,913)	46,502
Mattel, Inc.	Morgan Stanley	(13)	(232)	(232)	13
Mohawk Industries, Inc.	Morgan Stanley	(1,445)	(149,998)	(147,708)	914
Newell Brands, Inc.	Morgan Stanley	(17,238)	(227,383)	(225,473)	(2,597)
Oxford Industries, Inc.	Morgan Stanley	(548)	(54,209)	(51,063)	2,647
Polaris, Inc.	Morgan Stanley	(314)	(39,535)	(31,714)	13,608
Ralph Lauren Corp.	Morgan Stanley	(638)	(65,240)	(67,417)	(4,569)
Skechers USA, Inc., Class A	Morgan Stanley	(12,091)	(562,944)	(507,217)	48,699
Sonos, Inc.	Morgan Stanley	(6,148)	(106,495)	(103,901)	1,621
Tempur Sealy International, Inc.	Morgan Stanley	(16,787)	(477,665)	(576,298)	(106,691)
TopBuild Corp.	Morgan Stanley	(373)	(83,605)	(58,371)	24,474
Topgolf Callaway Brands Corp.	Morgan Stanley	(24,293)	(617,286)	(479,787)	131,729
VF Corp.	Morgan Stanley	(5,208)	(173,645)	(143,793)	25,981
Wolverine World Wide, Inc.	Morgan Stanley	(22,239)	(525,328)	(243,072)	264,614
YETI Holdings, Inc.	Morgan Stanley	(6,186)	(406,474)	(255,544)	147,865
		(199,821)	(7,527,017)	(5,946,194)	1,457,377
Consumer Services
Accel Entertainment, Inc.	Morgan Stanley	(47)	(358)	(362)	8
ADT, Inc.	Morgan Stanley	(9,418)	(97,325)	(85,421)	9,177
Bally's Corp.	Morgan Stanley	(7,044)	(347,273)	(136,513)	207,555
Brinker International, Inc.	Morgan Stanley	(12,410)	(384,528)	(396,003)	(15,317)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Services — (continued)
Cheesecake Factory, Inc. (The)	Morgan Stanley	(2,719)	$(95,794)	$(86,219)	$8,227
Chegg, Inc.	Morgan Stanley	(9,171)	(197,930)	(231,751)	(36,874)
Choice Hotels International, Inc.	Morgan Stanley	(9,106)	(1,111,463)	(1,025,700)	74,468
Churchill Downs, Inc.	Morgan Stanley	(3,794)	(813,040)	(802,165)	784
Coursera, Inc.	Morgan Stanley	(3,568)	(62,595)	(42,209)	19,820
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	(4,037)	(417,885)	(382,465)	29,726
Darden Restaurants, Inc.	Morgan Stanley	(2,815)	(380,051)	(389,399)	(12,496)
Dave & Buster's Entertainment, Inc.	Morgan Stanley	(4,209)	(146,410)	(149,167)	(4,100)
DraftKings, Inc., Class A	Morgan Stanley	(12,078)	(303,628)	(137,568)	163,259
Duolingo, Inc.	Morgan Stanley	(2,114)	(148,511)	(150,369)	(3,220)
First Watch Restaurant Group, Inc.	Morgan Stanley	(1,368)	(20,280)	(18,509)	1,598
Jack in the Box, Inc.	Morgan Stanley	(3,485)	(242,315)	(237,782)	(424)
Krispy Kreme, Inc.	Morgan Stanley	(13,903)	(197,564)	(143,479)	52,589
Mister Car Wash, Inc.	Morgan Stanley	(24,376)	(289,652)	(224,990)	62,118
Monarch Casino & Resort, Inc.	Morgan Stanley	(1,013)	(51,642)	(77,890)	(27,660)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(31,183)	(440,529)	(381,680)	54,779
RCI Hospitality Holdings, Inc.	Morgan Stanley	(9)	(850)	(839)	18
Red Rock Resorts, Inc., Class A	Morgan Stanley	(9,870)	(411,155)	(394,899)	3,791
Shake Shack, Inc., Class A	Morgan Stanley	(5,505)	(335,525)	(228,623)	103,806
Stride, Inc.	Morgan Stanley	(7,436)	(260,382)	(232,598)	25,384
Sweetgreen, Inc., Class A	Morgan Stanley	(2,251)	(21,304)	(19,291)	1,830
Target Hospitality Corp.	Morgan Stanley	(17,327)	(228,061)	(262,331)	(36,822)
Udemy, Inc.	Morgan Stanley	(1,483)	(16,532)	(15,646)	748
Vail Resorts, Inc.	Morgan Stanley	(170)	(43,169)	(40,520)	1,956
Wendy's Co. (The)	Morgan Stanley	(29,973)	(690,156)	(678,289)	(10,081)
Wynn Resorts Ltd.	Morgan Stanley	(3,287)	(228,655)	(271,079)	(46,450)
		(235,169)	(7,984,562)	(7,243,756)	628,197
Diversified Financials
Blackstone, Inc.	Morgan Stanley	(973)	(89,425)	(72,187)	19,265
Blucora, Inc.	Morgan Stanley	(8,358)	(169,012)	(213,380)	(45,920)
Coinbase Global, Inc., Class A	Morgan Stanley	(4,435)	(277,756)	(156,955)	117,826
Donnelley Financial Solutions, Inc.	Morgan Stanley	(467)	(17,482)	(18,050)	(715)
WisdomTree, Inc.	Morgan Stanley	(13,117)	(76,770)	(71,488)	3,558
		(27,350)	(630,445)	(532,060)	94,014
Energy
Antero Midstream Corp.	Morgan Stanley	(9,160)	(102,233)	(98,836)	(5,865)
Cactus, Inc., Class A	Morgan Stanley	(3,603)	(182,453)	(181,087)	(1,418)
California Resources Corp.	Morgan Stanley	(3,573)	(168,402)	(155,461)	9,767
Cameco Corp. (Canada)	Morgan Stanley	(25,319)	(602,654)	(573,982)	20,762
Chord Energy Corp.	Morgan Stanley	(10,310)	(1,528,379)	(1,410,511)	94,099
Civitas Resources, Inc.	Morgan Stanley	(5,418)	(344,066)	(313,865)	1,420
Core Laboratories NV (Netherlands)	Morgan Stanley	(14,226)	(416,946)	(288,361)	124,226
Coterra Energy, Inc.	Morgan Stanley	(9,893)	(267,693)	(243,071)	19,937
Delek US Holdings, Inc.	Morgan Stanley	(4,743)	(159,572)	(128,061)	30,195
Denison Mines Corp. (Canada)	Morgan Stanley	(33,617)	(38,654)	(38,660)	(349)
Diamond Offshore Drilling, Inc.	Morgan Stanley	(9,320)	(90,703)	(96,928)	(7,051)
DT Midstream, Inc.	Morgan Stanley	(861)	(51,865)	(47,579)	3,447
Earthstone Energy, Inc., Class A	Morgan Stanley	(19,924)	(291,289)	(283,519)	5,085

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Energy — (continued)
Excelerate Energy, Inc., Class A	Morgan Stanley	(3,591)	$(99,036)	$(89,955)	$8,178
Green Plains, Inc.	Morgan Stanley	(3,652)	(114,512)	(111,386)	1,993
Helix Energy Solutions Group, Inc.	Morgan Stanley	(11,148)	(75,324)	(82,272)	(7,657)
Kinetik Holdings, Inc.	Morgan Stanley	(9,387)	(346,646)	(310,522)	23,196
New Fortress Energy, Inc.	Morgan Stanley	(11,678)	(546,488)	(495,381)	45,530
NexGen Energy Ltd. (Canada)	Morgan Stanley	(28,482)	(126,929)	(126,175)	(1,296)
NextDecade Corp.	Morgan Stanley	(337)	(1,596)	(1,665)	(69)
Noble Corp. PLC (United Kingdom)	Morgan Stanley	(5,661)	(198,704)	(213,476)	(16,600)
Northern Oil and Gas, Inc.	Morgan Stanley	(7,125)	(203,104)	(219,593)	(25,010)
NOV, Inc.	Morgan Stanley	(8,315)	(159,034)	(173,700)	(16,767)
Par Pacific Holdings, Inc.	Morgan Stanley	(4,027)	(67,034)	(93,628)	(29,816)
PDC Energy, Inc.	Morgan Stanley	(7,015)	(483,316)	(445,312)	26,680
Permian Resources Corp.	Morgan Stanley	(26,344)	(258,069)	(247,634)	7,002
ProFrac Holding Corp., Class A	Morgan Stanley	(4,033)	(94,380)	(101,632)	(8,112)
Ranger Oil Corp., Class A	Morgan Stanley	(7,678)	(286,848)	(310,422)	(26,794)
Schlumberger Ltd. (Curacao)	Morgan Stanley	(2,242)	(97,673)	(119,857)	(23,532)
Select Energy Services, Inc., Class A	Morgan Stanley	(349)	(3,136)	(3,225)	(103)
SilverBow Resources, Inc.	Morgan Stanley	(8,432)	(327,017)	(238,457)	85,568
Targa Resources Corp.	Morgan Stanley	(16,993)	(1,209,777)	(1,248,986)	(54,695)
TC Energy Corp. (Canada)	Morgan Stanley	(14,061)	(755,303)	(560,471)	162,147
Tellurian, Inc.	Morgan Stanley	(88,634)	(303,848)	(148,905)	152,161
Uranium Energy Corp.	Morgan Stanley	(33,120)	(134,391)	(128,506)	3,837
Williams Cos., Inc. (The)	Morgan Stanley	(6,106)	(214,345)	(200,887)	6,596
World Fuel Services Corp.	Morgan Stanley	(16,799)	(418,488)	(459,117)	(50,889)
		(475,176)	(10,769,907)	(9,991,085)	555,803
Food & Staples Retailing
Grocery Outlet Holding Corp.	Morgan Stanley	(18,051)	(544,819)	(526,909)	12,873
Performance Food Group Co.	Morgan Stanley	(2,997)	(155,546)	(174,995)	(22,161)
SpartanNash Co.	Morgan Stanley	(7,600)	(241,556)	(229,824)	7,981
United Natural Foods, Inc.	Morgan Stanley	(5,645)	(221,592)	(218,518)	1,035
		(34,293)	(1,163,513)	(1,150,246)	(272)
Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(15,220)	(367,414)	(169,703)	166,159
Coca-Cola Consolidated, Inc.	Morgan Stanley	(43)	(22,196)	(22,031)	(27)
Darling Ingredients, Inc.	Morgan Stanley	(21,233)	(1,563,871)	(1,328,973)	220,267
Flowers Foods, Inc.	Morgan Stanley	(12,432)	(339,360)	(357,296)	(26,718)
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	(4,965)	(139,537)	(130,033)	2,443
Freshpet, Inc.	Morgan Stanley	(3,784)	(578,417)	(199,682)	379,649
Hain Celestial Group, Inc. (The)	Morgan Stanley	(22,891)	(449,945)	(370,376)	75,872
Hormel Foods Corp.	Morgan Stanley	(12,306)	(568,612)	(560,538)	2,816
Hostess Brands, Inc.	Morgan Stanley	(7,008)	(173,171)	(157,260)	15,172
Ingredion, Inc.	Morgan Stanley	(1,797)	(173,571)	(175,980)	(12,582)
J & J Snack Foods Corp.	Morgan Stanley	(2,824)	(421,856)	(422,781)	(13,301)
J M Smucker Co. (The)	Morgan Stanley	(3,827)	(552,651)	(606,426)	(61,503)
Lancaster Colony Corp.	Morgan Stanley	(1,108)	(190,565)	(218,608)	(38,258)
Mission Produce, Inc.	Morgan Stanley	(2,057)	(31,679)	(23,902)	7,497
National Beverage Corp.	Morgan Stanley	(3,843)	(185,106)	(178,815)	4,343
Simply Good Foods Co. (The)	Morgan Stanley	(8,201)	(302,948)	(311,884)	(12,352)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food, Beverage & Tobacco — (continued)
TreeHouse Foods, Inc.	Morgan Stanley	(5,896)	$(282,492)	$(291,144)	$(11,257)
Universal Corp.	Morgan Stanley	(4,569)	(250,319)	(241,289)	(239)
Utz Brands, Inc.	Morgan Stanley	(19,436)	(396,715)	(308,255)	79,382
Vector Group Ltd.	Morgan Stanley	(904)	(10,437)	(10,721)	(366)
		(154,344)	(7,000,862)	(6,085,697)	776,997
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(9,393)	(321,520)	(156,957)	162,332
23andMe Holding Co., Class A	Morgan Stanley	(2,055)	(4,647)	(4,439)	179
AdaptHealth Corp.	Morgan Stanley	(24,797)	(585,513)	(476,598)	103,793
Agiliti, Inc.	Morgan Stanley	(3,540)	(63,815)	(57,737)	5,489
agilon health, Inc.	Morgan Stanley	(13,737)	(253,014)	(221,715)	28,967
Alcon, Inc. (Switzerland)	Morgan Stanley	(149)	(10,307)	(10,214)	13
Align Technology, Inc.	Morgan Stanley	(357)	(74,572)	(75,291)	2,084
Alphatec Holdings, Inc.	Morgan Stanley	(22,318)	(284,406)	(275,627)	5,918
American Well Corp., Class A	Morgan Stanley	(2,419)	(7,554)	(6,846)	653
Baxter International, Inc.	Morgan Stanley	(3,910)	(243,933)	(199,293)	43,684
Certara, Inc.	Morgan Stanley	(3,085)	(84,073)	(49,576)	33,732
CONMED Corp.	Morgan Stanley	(3,313)	(354,262)	(293,664)	56,588
Cutera, Inc.	Morgan Stanley	(1,348)	(60,830)	(59,609)	672
Doximity, Inc., Class A	Morgan Stanley	(2,391)	(105,196)	(80,242)	26,855
Enhabit, Inc.	Morgan Stanley	(2,055)	(55,456)	(27,044)	27,912
Figs, Inc., Class A	Morgan Stanley	(19,920)	(192,725)	(134,062)	56,638
Glaukos Corp.	Morgan Stanley	(3,204)	(142,984)	(139,951)	1,722
Globus Medical, Inc., Class A	Morgan Stanley	(6,496)	(469,237)	(482,458)	(17,556)
GoodRx Holdings, Inc., Class A	Morgan Stanley	(11,828)	(283,911)	(55,118)	226,241
Guardant Health, Inc.	Morgan Stanley	(12,894)	(1,145,467)	(350,717)	784,143
HealthEquity, Inc.	Morgan Stanley	(6,139)	(453,320)	(378,408)	76,405
Henry Schein, Inc.	Morgan Stanley	(554)	(46,028)	(44,248)	2,032
Heska Corp.	Morgan Stanley	(846)	(78,740)	(52,587)	25,437
ICU Medical, Inc.	Morgan Stanley	(8,011)	(1,330,272)	(1,261,572)	54,694
Inari Medical, Inc.	Morgan Stanley	(3,349)	(291,659)	(212,862)	76,118
Innovage Holding Corp.	Morgan Stanley	(227)	(1,596)	(1,630)	(34)
Integer Holdings Corp.	Morgan Stanley	(5,690)	(435,502)	(389,537)	41,820
LifeStance Health Group, Inc.	Morgan Stanley	(11,709)	(96,509)	(57,842)	37,787
Masimo Corp.	Morgan Stanley	(8,727)	(1,291,449)	(1,291,160)	(14,819)
Mesa Laboratories, Inc.	Morgan Stanley	(1,191)	(270,814)	(197,956)	68,988
ModivCare, Inc.	Morgan Stanley	(609)	(86,568)	(54,646)	31,366
Neogen Corp.	Morgan Stanley	(14,209)	(205,764)	(216,403)	(12,532)
Nevro Corp.	Morgan Stanley	(1,996)	(190,032)	(79,042)	118,282
Novocure Ltd. (Jersey)	Morgan Stanley	(1,957)	(216,328)	(143,546)	76,395
NuVasive, Inc.	Morgan Stanley	(11,913)	(465,786)	(491,292)	(29,810)
Oak Street Health, Inc.	Morgan Stanley	(12,488)	(670,724)	(268,617)	417,951
Omnicell, Inc.	Morgan Stanley	(15,388)	(1,253,943)	(775,863)	466,468
OrthoPediatrics Corp.	Morgan Stanley	(1,732)	(85,687)	(68,812)	16,095
Outset Medical, Inc.	Morgan Stanley	(6,079)	(255,807)	(156,960)	95,064
Owens & Minor, Inc.	Morgan Stanley	(12,473)	(413,171)	(243,598)	165,757
Patterson Cos., Inc.	Morgan Stanley	(7,846)	(224,247)	(219,923)	3,101
Pediatrix Medical Group, Inc.	Morgan Stanley	(8,035)	(178,499)	(119,400)	57,465
Phreesia, Inc.	Morgan Stanley	(5,724)	(257,089)	(185,229)	68,924

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Progyny, Inc.	Morgan Stanley	(15,005)	$(645,768)	$(467,406)	$172,390
QuidelOrtho Corp.	Morgan Stanley	(19,184)	(1,588,922)	(1,643,493)	(70,413)
RadNet, Inc.	Morgan Stanley	(11,767)	(228,691)	(221,573)	5,013
ResMed, Inc.	Morgan Stanley	(2,431)	(564,377)	(505,964)	52,973
Schrodinger, Inc.	Morgan Stanley	(17,545)	(871,228)	(327,916)	535,249
Select Medical Holdings Corp.	Morgan Stanley	(16,399)	(421,568)	(407,187)	8,050
Silk Road Medical, Inc.	Morgan Stanley	(1,480)	(90,878)	(78,218)	13,157
STERIS PLC (Ireland)	Morgan Stanley	(3,515)	(663,746)	(649,185)	7,401
Surgery Partners, Inc.	Morgan Stanley	(8,412)	(432,618)	(234,358)	195,412
Tandem Diabetes Care, Inc.	Morgan Stanley	(12,102)	(627,475)	(543,985)	76,976
Tenet Healthcare Corp.	Morgan Stanley	(6,048)	(253,768)	(295,082)	(43,652)
US Physical Therapy, Inc.	Morgan Stanley	(3,541)	(403,707)	(286,927)	105,339
Varex Imaging Corp.	Morgan Stanley	(359)	(7,182)	(7,288)	(158)
		(413,889)	(20,342,884)	(15,736,873)	4,450,750
Household & Personal Products
Beauty Health Co. (The)	Morgan Stanley	(12,892)	(147,754)	(117,317)	29,081
BellRing Brands, Inc.	Morgan Stanley	(11,473)	(286,217)	(294,168)	(10,589)
Central Garden & Pet Co., Class A	Morgan Stanley	(8,247)	(337,783)	(295,243)	39,423
Church & Dwight Co., Inc.	Morgan Stanley	(4,302)	(346,314)	(346,784)	(3,777)
Clorox Co. (The)	Morgan Stanley	(1,124)	(207,223)	(157,731)	42,325
Edgewell Personal Care Co.	Morgan Stanley	(11,614)	(453,411)	(447,604)	(2,238)
Energizer Holdings, Inc.	Morgan Stanley	(14,513)	(529,809)	(486,911)	18,575
Inter Parfums, Inc.	Morgan Stanley	(2,649)	(222,628)	(255,681)	(38,222)
Reynolds Consumer Products, Inc.	Morgan Stanley	(7,729)	(235,567)	(231,715)	(3,074)
WD-40 Co.	Morgan Stanley	(1,579)	(301,787)	(254,551)	42,810
		(76,122)	(3,068,493)	(2,887,705)	114,314
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(12,095)	(728,088)	(628,819)	79,705
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(31,032)	(265,319)	(313,734)	(56,964)
Algoma Steel Group, Inc. (Canada)	Morgan Stanley	(1,437)	(8,925)	(9,111)	(254)
Arconic Corp.	Morgan Stanley	(16,050)	(427,471)	(339,618)	83,666
Ashland, Inc.	Morgan Stanley	(2,165)	(240,159)	(232,802)	4,555
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	(10,312)	(343,024)	(262,647)	79,535
Balchem Corp.	Morgan Stanley	(2,927)	(387,821)	(357,416)	24,706
Barrick Gold Corp. (Canada)	Morgan Stanley	(44,822)	(733,543)	(770,042)	(47,237)
Bioceres Crop Solutions Corp. (Cayman Islands)	Morgan Stanley	(180)	(2,103)	(2,165)	(67)
Cabot Corp.	Morgan Stanley	(10,554)	(758,466)	(705,429)	41,510
Century Aluminum Co.	Morgan Stanley	(10,526)	(88,369)	(86,103)	1,310
Cleveland-Cliffs, Inc.	Morgan Stanley	(93,109)	(1,346,452)	(1,499,986)	(166,004)
Coeur Mining, Inc.	Morgan Stanley	(280,005)	(1,428,086)	(940,817)	474,043
Commercial Metals Co.	Morgan Stanley	(4,334)	(191,094)	(209,332)	(23,456)
Compass Minerals International, Inc.	Morgan Stanley	(950)	(57,833)	(38,950)	18,232
Crown Holdings, Inc.	Morgan Stanley	(20,786)	(1,603,099)	(1,708,817)	(122,629)
Ecolab, Inc.	Morgan Stanley	(2,388)	(362,673)	(347,597)	10,535
Element Solutions, Inc.	Morgan Stanley	(2,251)	(58,861)	(40,946)	18,571
Equinox Gold Corp. (Canada)	Morgan Stanley	(100,237)	(766,253)	(328,777)	430,385
ERO Copper Corp. (Canada)	Morgan Stanley	(298)	(3,741)	(4,098)	(377)
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(81,610)	(284,705)	(306,038)	(27,074)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
HB Fuller Co.	Morgan Stanley	(6,717)	$(465,830)	$(481,072)	$(24,528)
Hecla Mining Co.	Morgan Stanley	(59,183)	(309,943)	(329,057)	(22,417)
Kaiser Aluminum Corp.	Morgan Stanley	(820)	(83,923)	(62,287)	19,040
Lithium Americas Corp. (Canada)	Morgan Stanley	(16,202)	(368,093)	(307,028)	57,667
Louisiana-Pacific Corp.	Morgan Stanley	(1,757)	(111,264)	(104,014)	6,491
Materion Corp.	Morgan Stanley	(521)	(43,983)	(45,593)	(2,003)
Mativ Holdings, Inc.	Morgan Stanley	(6,305)	(163,500)	(131,775)	24,717
Maverix Metals, Inc. (Canada)	Morgan Stanley	(200)	(949)	(936)	19
Methanex Corp. (Canada)	Morgan Stanley	(4,803)	(175,722)	(181,842)	(8,574)
NewMarket Corp.	Morgan Stanley	(937)	(318,486)	(291,510)	15,076
Novagold Resources, Inc. (Canada)	Morgan Stanley	(10,140)	(49,353)	(60,637)	(11,733)
Orla Mining Ltd. (Canada)	Morgan Stanley	(444)	(1,685)	(1,794)	(109)
Pan American Silver Corp. (Canada)	Morgan Stanley	(13,526)	(221,127)	(221,015)	(1,923)
Piedmont Lithium, Inc.	Morgan Stanley	(493)	(21,803)	(21,702)	(86)
PureCycle Technologies, Inc.	Morgan Stanley	(4,665)	(30,025)	(31,535)	(1,774)
Quaker Chemical Corp.	Morgan Stanley	(1,043)	(260,599)	(174,077)	83,790
Royal Gold, Inc.	Morgan Stanley	(2,744)	(304,328)	(309,304)	(7,782)
RPM International, Inc.	Morgan Stanley	(3,834)	(354,074)	(373,623)	(31,307)
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(5,949)	(250,006)	(182,337)	63,160
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(9,987)	(1,420,173)	(485,268)	894,723
Sensient Technologies Corp.	Morgan Stanley	(2,911)	(209,396)	(212,270)	(5,001)
Sherwin-Williams Co. (The)	Morgan Stanley	(213)	(54,291)	(50,551)	9,124
Sigma Lithium Corp. (Canada)	Morgan Stanley	(6,923)	(213,830)	(195,367)	16,495
SilverCrest Metals, Inc. (Canada)	Morgan Stanley	(2,730)	(17,411)	(16,380)	885
Sonoco Products Co.	Morgan Stanley	(8,072)	(492,736)	(490,051)	(11,800)
Southern Copper Corp.	Morgan Stanley	(4,383)	(233,981)	(264,689)	(34,864)
SSR Mining, Inc. (Canada)	Morgan Stanley	(4,037)	(63,534)	(63,260)	(300)
Stepan Co.	Morgan Stanley	(1,674)	(209,076)	(178,214)	25,385
TriMas Corp.	Morgan Stanley	(155)	(4,257)	(4,300)	(67)
Trinseo PLC (Ireland)	Morgan Stanley	(2,532)	(146,642)	(57,502)	85,504
United States Steel Corp.	Morgan Stanley	(22,698)	(587,043)	(568,585)	11,117
Vulcan Materials Co.	Morgan Stanley	(994)	(204,737)	(174,059)	29,815
West Fraser Timber Co. Ltd. (Canada)	Morgan Stanley	(815)	(76,615)	(58,916)	16,665
Worthington Industries, Inc.	Morgan Stanley	(5,965)	(326,920)	(296,520)	20,939
Yamana Gold, Inc. (Canada)	Morgan Stanley	(64,970)	(325,525)	(360,584)	(39,365)
		(1,007,410)	(18,206,945)	(15,920,898)	1,999,670
Media & Entertainment
Advantage Solutions, Inc.	Morgan Stanley	(6,039)	(21,045)	(12,561)	8,304
Altice USA, Inc., Class A	Morgan Stanley	(70,230)	(375,406)	(323,058)	48,882
AMC Networks, Inc., Class A	Morgan Stanley	(6,353)	(170,064)	(99,552)	68,945
Angi, Inc.	Morgan Stanley	(72,460)	(852,471)	(170,281)	674,598
Cable One, Inc.	Morgan Stanley	(1)	(2,114)	(712)	1,386
Cargurus, Inc.	Morgan Stanley	(40,619)	(1,279,300)	(569,072)	699,072
DISH Network Corp., Class A	Morgan Stanley	(88,333)	(1,631,638)	(1,240,195)	376,141
EW Scripps Co. (The), Class A	Morgan Stanley	(2,476)	(47,638)	(32,658)	14,523
Gray Television, Inc.	Morgan Stanley	(15,538)	(336,444)	(173,870)	155,348
IAC, Inc.	Morgan Stanley	(21,900)	(1,662,584)	(972,360)	674,891
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	(33,408)	(351,785)	(181,405)	167,133
Madison Square Garden Entertainment Corp.	Morgan Stanley	(6,851)	(451,324)	(308,089)	139,065

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Media & Entertainment — (continued)
Madison Square Garden Sports Corp.	Morgan Stanley	(639)	$(115,026)	$(117,148)	$(3,174)
Magnite, Inc.	Morgan Stanley	(16,660)	(368,626)	(176,429)	196,898
Omnicom Group, Inc.	Morgan Stanley	(2,064)	(167,364)	(168,360)	(2,534)
ROBLOX Corp., Class A	Morgan Stanley	(35,604)	(1,165,994)	(1,013,290)	140,632
Roku, Inc.	Morgan Stanley	(26,933)	(1,937,125)	(1,096,173)	823,006
Scholastic Corp.	Morgan Stanley	(2,368)	(86,688)	(93,441)	(7,851)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(508)	(20,168)	(7,879)	11,227
Snap, Inc., Class A	Morgan Stanley	(57,440)	(1,036,606)	(514,088)	512,921
Warner Music Group Corp., Class A	Morgan Stanley	(8,287)	(312,954)	(290,211)	16,389
WideOpenWest, Inc.	Morgan Stanley	(6,455)	(124,374)	(58,805)	64,431
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(3,964)	(293,431)	(271,613)	18,949
ZoomInfo Technologies, Inc.	Morgan Stanley	(205)	(6,123)	(6,173)	(91)
		(525,335)	(12,816,292)	(7,897,423)	4,799,091
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(12,826)	(1,088,702)	(467,379)	611,265
Adaptive Biotechnologies Corp.	Morgan Stanley	(8,882)	(421,884)	(67,858)	350,129
Agenus, Inc.	Morgan Stanley	(4,320)	(10,908)	(10,368)	454
Amylyx Pharmaceuticals, Inc.	Morgan Stanley	(3,183)	(112,987)	(117,612)	(5,763)
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(7,961)	(377,548)	(411,663)	(37,601)
Arvinas, Inc.	Morgan Stanley	(2,440)	(217,144)	(83,472)	132,341
Aurinia Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(8,009)	(99,464)	(34,599)	63,958
Avid Bioservices, Inc.	Morgan Stanley	(7,080)	(179,384)	(97,492)	80,244
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(1,585)	(650,162)	(666,477)	(22,328)
Bridgebio Pharma, Inc.	Morgan Stanley	(1,694)	(67,805)	(12,908)	64,442
Bruker Corp.	Morgan Stanley	(1,068)	(66,745)	(72,998)	(8,080)
CareDx, Inc.	Morgan Stanley	(462)	(22,870)	(5,271)	20,259
Catalent, Inc.	Morgan Stanley	(28,957)	(2,112,241)	(1,303,355)	788,198
Cogent Biosciences, Inc.	Morgan Stanley	(1,500)	(17,318)	(17,340)	(168)
Cronos Group, Inc. (Canada)	Morgan Stanley	(1,686)	(4,286)	(4,282)	(22)
CryoPort, Inc.	Morgan Stanley	(3,800)	(69,187)	(65,930)	2,630
Cytek Biosciences, Inc.	Morgan Stanley	(9,354)	(121,949)	(95,504)	25,328
Emergent BioSolutions, Inc.	Morgan Stanley	(6,750)	(270,362)	(79,718)	188,156
FibroGen, Inc.	Morgan Stanley	(2,296)	(34,534)	(36,782)	(2,553)
Halozyme Therapeutics, Inc.	Morgan Stanley	(15,116)	(690,378)	(860,100)	(185,465)
Innoviva, Inc.	Morgan Stanley	(545)	(7,203)	(7,221)	(70)
Intra-Cellular Therapies, Inc.	Morgan Stanley	(6,271)	(321,147)	(331,861)	(14,882)
IVERIC bio, Inc.	Morgan Stanley	(92)	(1,900)	(1,970)	(86)
Kura Oncology, Inc.	Morgan Stanley	(330)	(3,799)	(4,095)	(316)
Myriad Genetics, Inc.	Morgan Stanley	(1,574)	(28,520)	(22,839)	5,432
NeoGenomics, Inc.	Morgan Stanley	(26,209)	(761,934)	(242,171)	512,884
Novavax, Inc.	Morgan Stanley	(76)	(14,126)	(781)	48,941
Pacira BioSciences, Inc.	Morgan Stanley	(4,445)	(288,651)	(171,621)	114,720
Perrigo Co. PLC (Ireland)	Morgan Stanley	(12,228)	(550,059)	(416,853)	118,350
Pliant Therapeutics, Inc.	Morgan Stanley	(3,216)	(61,166)	(62,165)	(1,552)
Point Biopharma Global, Inc.	Morgan Stanley	(32)	(220)	(233)	(11)
Prestige Consumer Healthcare, Inc.	Morgan Stanley	(616)	(38,465)	(38,562)	(438)
Prothena Corp. PLC (Ireland)	Morgan Stanley	(1,709)	(101,230)	(102,967)	(2,661)
PTC Therapeutics, Inc.	Morgan Stanley	(1,458)	(55,388)	(55,652)	(763)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(1,350)	(35,255)	(51,287)	(17,330)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Revance Therapeutics, Inc.	Morgan Stanley	(5,140)	$(102,556)	$(94,884)	$6,735
Sana Biotechnology, Inc.	Morgan Stanley	(647)	(10,235)	(2,556)	9,019
Sotera Health Co.	Morgan Stanley	(14,131)	(200,671)	(117,711)	81,096
SpringWorks Therapeutics, Inc.	Morgan Stanley	(2,570)	(143,753)	(66,846)	75,589
Supernus Pharmaceuticals, Inc.	Morgan Stanley	(6,871)	(203,192)	(245,089)	(43,958)
Thermo Fisher Scientific, Inc.	Morgan Stanley	(1,959)	(1,092,507)	(1,078,802)	3,263
Twist Bioscience Corp.	Morgan Stanley	(2)	(202)	(48)	6,756
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	(1,695)	(90,964)	(78,529)	12,982
Ventyx Biosciences, Inc.	Morgan Stanley	(2,207)	(59,087)	(72,368)	(13,981)
Waters Corp.	Morgan Stanley	(2,176)	(736,131)	(745,454)	(19,325)
		(226,518)	(11,544,219)	(8,523,673)	2,945,818
Retailing
Abercrombie & Fitch Co., Class A	Morgan Stanley	(9,901)	(245,504)	(226,832)	16,410
Advance Auto Parts, Inc.	Morgan Stanley	(2,107)	(401,682)	(309,792)	80,947
American Eagle Outfitters, Inc.	Morgan Stanley	(7,895)	(145,786)	(110,214)	32,326
Asbury Automotive Group, Inc.	Morgan Stanley	(2,446)	(424,260)	(438,446)	(18,105)
Boot Barn Holdings, Inc.	Morgan Stanley	(4,854)	(409,354)	(303,472)	102,101
Burlington Stores, Inc.	Morgan Stanley	(2,502)	(499,325)	(507,306)	(20,536)
Caleres, Inc.	Morgan Stanley	(4,587)	(102,638)	(102,198)	(732)
CarMax, Inc.	Morgan Stanley	(1,481)	(225,801)	(90,178)	170,537
Carvana Co.	Morgan Stanley	(4,762)	(733,326)	(22,572)	704,572
Chewy, Inc., Class A	Morgan Stanley	(1,979)	(131,742)	(73,381)	101,845
Dollar General Corp.	Morgan Stanley	(799)	(195,262)	(196,754)	(3,727)
Dollar Tree, Inc.	Morgan Stanley	(1,775)	(271,769)	(251,056)	18,208
Five Below, Inc.	Morgan Stanley	(1,767)	(359,615)	(312,529)	50,216
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(5,479)	(684,952)	(381,503)	298,609
Foot Locker, Inc.	Morgan Stanley	(2,647)	(120,489)	(100,030)	16,201
Franchise Group, Inc.	Morgan Stanley	(4,062)	(162,265)	(96,757)	55,853
Guess?, Inc.	Morgan Stanley	(2,176)	(43,976)	(45,021)	(1,550)
Kohl's Corp.	Morgan Stanley	(14,254)	(616,963)	(359,914)	232,490
Leslie's, Inc.	Morgan Stanley	(4,199)	(87,205)	(51,270)	35,101
Lithia Motors, Inc.	Morgan Stanley	(5,303)	(1,135,571)	(1,085,736)	37,240
Macy's, Inc.	Morgan Stanley	(7,624)	(173,508)	(157,436)	14,531
National Vision Holdings, Inc.	Morgan Stanley	(6,964)	(302,248)	(269,925)	29,685
Petco Health & Wellness Co., Inc.	Morgan Stanley	(45,361)	(883,571)	(430,022)	458,594
Pool Corp.	Morgan Stanley	(210)	(97,387)	(63,489)	32,230
Poshmark, Inc., Class A	Morgan Stanley	(4,100)	(131,682)	(73,308)	57,168
Qurate Retail, Inc.	Morgan Stanley	(105,864)	(808,635)	(172,558)	631,959
Sally Beauty Holdings, Inc.	Morgan Stanley	(7,294)	(130,674)	(91,321)	38,148
Shoe Carnival, Inc.	Morgan Stanley	(184)	(4,423)	(4,399)	(2)
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	(618)	(41,651)	(42,024)	(767)
Sleep Number Corp.	Morgan Stanley	(1,250)	(79,448)	(32,475)	46,259
Tractor Supply Co.	Morgan Stanley	(3,319)	(749,474)	(746,675)	(9,589)
Victoria's Secret & Co.	Morgan Stanley	(12,408)	(511,249)	(443,958)	62,565
Wayfair, Inc., Class A	Morgan Stanley	(5,452)	(448,526)	(179,316)	265,844
Xometry, Inc., Class A	Morgan Stanley	(2,679)	(106,348)	(86,344)	19,032
		(288,302)	(11,466,309)	(7,858,211)	3,553,663

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(1,983)	$(203,821)	$(128,439)	$73,507
Ambarella, Inc. (Cayman Islands)	Morgan Stanley	(5,315)	(345,071)	(437,052)	(102,365)
Cirrus Logic, Inc.	Morgan Stanley	(2,819)	(259,800)	(209,959)	49,087
Entegris, Inc.	Morgan Stanley	(19,197)	(1,362,224)	(1,259,131)	90,400
First Solar, Inc.	Morgan Stanley	(1,796)	(267,047)	(269,023)	(4,437)
FormFactor, Inc.	Morgan Stanley	(3,117)	(130,741)	(69,291)	62,161
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	(2,134)	(64,674)	(57,234)	6,831
Intel Corp.	Morgan Stanley	(29,480)	(996,004)	(779,156)	192,337
MKS Instruments, Inc.	Morgan Stanley	(11,401)	(918,525)	(966,007)	(56,696)
SiTime Corp.	Morgan Stanley	(3,753)	(377,955)	(381,380)	(6,915)
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	(18,862)	(495,858)	(280,667)	210,583
Ultra Clean Holdings, Inc.	Morgan Stanley	(2,018)	(67,683)	(66,897)	79
Wolfspeed, Inc.	Morgan Stanley	(6,168)	(474,474)	(425,839)	45,563
		(108,043)	(5,963,877)	(5,330,075)	560,135
Software & Services
ACI Worldwide, Inc.	Morgan Stanley	(5,020)	(108,506)	(115,460)	(7,945)
Alarm.com Holdings, Inc.	Morgan Stanley	(9,461)	(581,871)	(468,130)	108,361
Altair Engineering, Inc., Class A	Morgan Stanley	(2,827)	(134,851)	(128,544)	5,054
Amdocs Ltd. (Guernsey)	Morgan Stanley	(70)	(6,320)	(6,363)	(149)
Amplitude, Inc., Class A	Morgan Stanley	(1,304)	(16,083)	(15,752)	196
Appfolio, Inc., Class A	Morgan Stanley	(1,488)	(208,628)	(156,805)	51,535
Appian Corp., Class A	Morgan Stanley	(2,495)	(91,113)	(81,237)	9,046
AppLovin Corp., Class A	Morgan Stanley	(52,673)	(1,364,960)	(554,647)	797,672
Asana, Inc., Class A	Morgan Stanley	(7,544)	(516,604)	(103,881)	427,353
Aspen Technology, Inc.	Morgan Stanley	(1,884)	(451,394)	(386,974)	62,668
Atlassian Corp., Class A	Morgan Stanley	(1,710)	(213,726)	(220,043)	(10,642)
BigCommerce Holdings, Inc.	Morgan Stanley	(5,006)	(99,292)	(43,752)	54,838
Bill.com Holdings, Inc.	Morgan Stanley	(539)	(58,596)	(58,729)	(1,332)
Black Knight, Inc.	Morgan Stanley	(146)	(8,873)	(9,016)	(210)
Blackbaud, Inc.	Morgan Stanley	(4,539)	(280,057)	(267,166)	10,303
Braze, Inc., Class A	Morgan Stanley	(5,573)	(174,143)	(152,031)	20,346
C3.ai, Inc., Class A	Morgan Stanley	(17,822)	(226,804)	(199,428)	25,287
Clearwater Analytics Holdings, Inc., Class A	Morgan Stanley	(2,307)	(46,755)	(43,256)	3,045
Cloudflare, Inc., Class A	Morgan Stanley	(4,432)	(195,952)	(200,371)	(6,538)
Confluent, Inc., Class A	Morgan Stanley	(8,975)	(372,326)	(199,604)	169,285
Coupa Software, Inc.	Morgan Stanley	(1,288)	(337,595)	(101,971)	269,796
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	(5,546)	(639,066)	(583,938)	48,707
CSG Systems International, Inc.	Morgan Stanley	(5,199)	(300,658)	(297,383)	(1,139)
DoubleVerify Holdings, Inc.	Morgan Stanley	(4,081)	(97,535)	(89,619)	7,206
Duck Creek Technologies, Inc.	Morgan Stanley	(3,969)	(104,880)	(47,826)	56,096
Dynatrace, Inc.	Morgan Stanley	(2)	(155)	(77)	92
Envestnet, Inc.	Morgan Stanley	(16,690)	(1,126,721)	(1,029,773)	86,516
Everbridge, Inc.	Morgan Stanley	(6,166)	(445,935)	(182,390)	263,203
Expensify, Inc., Class A	Morgan Stanley	(1,657)	(15,155)	(14,631)	398
Fastly, Inc., Class A	Morgan Stanley	(11,498)	(568,100)	(94,169)	468,679
Globant SA (Luxembourg)	Morgan Stanley	(2,578)	(457,610)	(433,516)	19,865
Grid Dynamics Holdings, Inc.	Morgan Stanley	(3,134)	(37,003)	(35,163)	1,511
Guidewire Software, Inc.	Morgan Stanley	(972)	(123,099)	(60,808)	69,263
International Money Express, Inc.	Morgan Stanley	(11,350)	(262,833)	(276,600)	(16,189)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Intuit, Inc.	Morgan Stanley	(494)	$(212,162)	$(192,275)	$24,046
Jamf Holding Corp.	Morgan Stanley	(13,637)	(461,084)	(290,468)	166,898
JFrog Ltd. (Israel)	Morgan Stanley	(4,772)	(165,630)	(101,787)	62,846
Lightspeed Commerce, Inc. (Canada)	Morgan Stanley	(31,900)	(1,084,904)	(456,170)	618,689
LivePerson, Inc.	Morgan Stanley	(29,813)	(649,173)	(302,304)	341,045
LiveRamp Holdings, Inc.	Morgan Stanley	(10,266)	(380,028)	(240,635)	134,693
nCino, Inc.	Morgan Stanley	(6,917)	(380,809)	(182,885)	197,354
Okta, Inc.	Morgan Stanley	(6,693)	(1,102,236)	(457,333)	634,698
Olo, Inc., Class A	Morgan Stanley	(23,392)	(205,147)	(146,200)	57,163
Open Text Corp. (Canada)	Morgan Stanley	(771)	(22,778)	(22,852)	(271)
PagerDuty, Inc.	Morgan Stanley	(5,174)	(123,339)	(137,421)	(16,928)
Palantir Technologies, Inc., Class A	Morgan Stanley	(65,186)	(409,919)	(418,494)	(12,557)
Paymentus Holdings, Inc., Class A	Morgan Stanley	(5,409)	(88,280)	(43,326)	44,169
Pegasystems, Inc.	Morgan Stanley	(3,451)	(135,410)	(118,162)	16,207
Perficient, Inc.	Morgan Stanley	(185)	(27,753)	(12,919)	14,992
Qualtrics International, Inc., Class A	Morgan Stanley	(19,527)	(375,447)	(202,690)	169,291
Rapid7, Inc.	Morgan Stanley	(1,906)	(114,190)	(64,766)	48,019
Remitly Global, Inc.	Morgan Stanley	(7,642)	(76,790)	(87,501)	(11,408)
RingCentral, Inc., Class A	Morgan Stanley	(9,783)	(1,331,486)	(346,318)	972,837
Smartsheet, Inc., Class A	Morgan Stanley	(5,143)	(320,184)	(202,428)	114,801
SolarWinds Corp.	Morgan Stanley	(2,760)	(57,004)	(25,834)	26,700
TaskUS, Inc., Class A	Morgan Stanley	(5,488)	(119,088)	(92,747)	25,740
Tenable Holdings, Inc.	Morgan Stanley	(1,992)	(85,373)	(75,995)	10,161
Thoughtworks Holding, Inc.	Morgan Stanley	(1,622)	(22,062)	(16,528)	6,204
Twilio, Inc., Class A	Morgan Stanley	(14,434)	(2,067,167)	(706,689)	1,340,581
UiPath, Inc., Class A	Morgan Stanley	(20,244)	(269,159)	(257,301)	9,693
Verint Systems, Inc.	Morgan Stanley	(3,925)	(142,031)	(142,399)	(1,670)
VMware, Inc., Class A	Morgan Stanley	(7,180)	(863,826)	(881,417)	(25,626)
Zoom Video Communications, Inc., Class A	Morgan Stanley	(5,764)	(462,300)	(390,453)	82,294
		(525,415)	(21,427,958)	(13,275,350)	8,042,838
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	(17,423)	(158,674)	(128,930)	28,287
ADTRAN Holdings, Inc.	Morgan Stanley	(17,672)	(332,182)	(332,057)	(4,416)
Advanced Energy Industries, Inc.	Morgan Stanley	(2,034)	(189,240)	(174,477)	12,751
Avnet, Inc.	Morgan Stanley	(4,491)	(188,786)	(186,736)	314
Belden, Inc.	Morgan Stanley	(1,912)	(131,827)	(137,473)	(7,950)
Benchmark Electronics, Inc.	Morgan Stanley	(3,575)	(90,513)	(95,417)	(6,962)
Calix, Inc.	Morgan Stanley	(1,666)	(121,165)	(114,004)	5,280
Ciena Corp.	Morgan Stanley	(14,020)	(631,992)	(714,740)	(95,119)
Cognex Corp.	Morgan Stanley	(4,440)	(247,396)	(209,168)	35,540
Coherent Corp.	Morgan Stanley	(5,291)	(184,323)	(185,714)	(3,172)
CommScope Holding Co., Inc.	Morgan Stanley	(71,590)	(897,351)	(526,187)	362,781
Corsair Gaming, Inc.	Morgan Stanley	(11,716)	(256,184)	(158,986)	95,543
Fabrinet (Cayman Islands)	Morgan Stanley	(672)	(72,174)	(86,164)	(16,852)
Harmonic, Inc.	Morgan Stanley	(20,194)	(280,565)	(264,541)	13,437
Insight Enterprises, Inc.	Morgan Stanley	(2,355)	(235,593)	(236,136)	(2,937)
Itron, Inc.	Morgan Stanley	(1,789)	(92,627)	(90,613)	1,100
Juniper Networks, Inc.	Morgan Stanley	(13,076)	(390,071)	(417,909)	(37,515)
Littelfuse, Inc.	Morgan Stanley	(375)	(89,358)	(82,575)	5,790

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Technology Hardware & Equipment — (continued)
Lumentum Holdings, Inc.	Morgan Stanley	(8,210)	$(434,231)	$(428,316)	$1,904
National Instruments Corp.	Morgan Stanley	(10,436)	(440,765)	(385,088)	37,058
Novanta, Inc. (Canada)	Morgan Stanley	(3,370)	(514,225)	(457,882)	51,590
OSI Systems, Inc.	Morgan Stanley	(1,438)	(129,968)	(114,350)	14,569
Plexus Corp.	Morgan Stanley	(3,370)	(290,371)	(346,874)	(60,415)
Rogers Corp.	Morgan Stanley	(6,375)	(1,162,874)	(760,793)	391,314
ScanSource, Inc.	Morgan Stanley	(18)	(524)	(526)	8
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	(10,347)	(567,005)	(544,356)	11,194
Stratasys Ltd. (Israel)	Morgan Stanley	(6,162)	(98,375)	(73,081)	24,453
TD SYNNEX Corp.	Morgan Stanley	(4,931)	(513,725)	(467,015)	38,951
TTM Technologies, Inc.	Morgan Stanley	(8,301)	(130,722)	(125,179)	4,184
Ubiquiti, Inc.	Morgan Stanley	(1,225)	(355,792)	(335,074)	15,715
Viasat, Inc.	Morgan Stanley	(17,778)	(811,884)	(562,674)	241,697
Vontier Corp.	Morgan Stanley	(19,858)	(380,234)	(383,855)	(7,464)
		(296,110)	(10,420,716)	(9,126,890)	1,150,658
Telecommunication Services
Frontier Communications Parent, Inc.	Morgan Stanley	(33,624)	(858,411)	(856,740)	(6,273)
Globalstar, Inc.	Morgan Stanley	(161,386)	(263,222)	(214,643)	46,161
Gogo, Inc.	Morgan Stanley	(12,223)	(182,750)	(180,411)	342
Radius Global Infrastructure, Inc., Class A	Morgan Stanley	(3,881)	(55,303)	(45,873)	8,932
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	(581)	(26,359)	(27,214)	(1,325)
Shenandoah Telecommunications Co.	Morgan Stanley	(5,336)	(172,948)	(84,736)	46,493
United States Cellular Corp.	Morgan Stanley	(1,316)	(27,298)	(27,439)	(379)
		(218,347)	(1,586,291)	(1,437,056)	93,951
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(8,016)	(212,671)	(208,256)	2,458
Alaska Air Group, Inc.	Morgan Stanley	(7,879)	(351,679)	(338,324)	10,228
Allegiant Travel Co.	Morgan Stanley	(4,806)	(443,418)	(326,760)	112,501
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	(3,076)	(308,237)	(310,061)	(4,667)
FedEx Corp.	Morgan Stanley	(2,299)	(402,556)	(398,187)	1,552
GXO Logistics, Inc.	Morgan Stanley	(2,620)	(117,406)	(111,848)	4,480
Heartland Express, Inc.	Morgan Stanley	(3,457)	(55,054)	(53,030)	1,484
JB Hunt Transport Services, Inc.	Morgan Stanley	(687)	(142,821)	(119,785)	20,833
Joby Aviation, Inc.	Morgan Stanley	(2,908)	(9,479)	(9,742)	(336)
Kirby Corp.	Morgan Stanley	(4,199)	(285,937)	(270,206)	13,381
Lyft, Inc., Class A	Morgan Stanley	(22,650)	(306,768)	(249,603)	54,335
Schneider National, Inc., Class B	Morgan Stanley	(2,763)	(70,095)	(64,654)	4,762
SkyWest, Inc.	Morgan Stanley	(6,348)	(211,389)	(104,805)	105,805
Sun Country Airlines Holdings, Inc.	Morgan Stanley	(11,602)	(232,750)	(184,008)	46,509
Werner Enterprises, Inc.	Morgan Stanley	(6,820)	(322,859)	(274,573)	42,465
		(90,130)	(3,473,119)	(3,023,842)	415,790
Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(19,638)	(312,518)	(128,040)	163,525
ALLETE, Inc.	Morgan Stanley	(745)	(61,123)	(48,060)	8,015
Alliant Energy Corp.	Morgan Stanley	(4,758)	(281,586)	(262,689)	12,668
American States Water Co.	Morgan Stanley	(158)	(14,892)	(14,623)	145
Avangrid, Inc.	Morgan Stanley	(4,179)	(217,625)	(179,613)	16,207
Avista Corp.	Morgan Stanley	(7,930)	(330,463)	(351,616)	(31,085)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Black Hills Corp.	Morgan Stanley	(3,771)	$(286,406)	$(265,252)	$(356)
Chesapeake Utilities Corp.	Morgan Stanley	(745)	(85,723)	(88,044)	(3,458)
Clearway Energy, Inc., Class A	Morgan Stanley	(3,099)	(82,051)	(92,722)	(18,965)
CMS Energy Corp.	Morgan Stanley	(10,358)	(718,961)	(655,972)	50,191
Consolidated Edison, Inc.	Morgan Stanley	(734)	(70,785)	(69,958)	186
Duke Energy Corp.	Morgan Stanley	(4,422)	(427,973)	(455,422)	(38,103)
Edison International	Morgan Stanley	(9,685)	(598,721)	(616,160)	(34,147)
Essential Utilities, Inc.	Morgan Stanley	(5,642)	(268,153)	(269,293)	(6,767)
Eversource Energy	Morgan Stanley	(2,032)	(185,086)	(170,363)	5,487
FirstEnergy Corp.	Morgan Stanley	(19,427)	(808,702)	(814,768)	(12,131)
Fortis, Inc. (Canada)	Morgan Stanley	(7,361)	(333,075)	(294,734)	30,197
IDACORP, Inc.	Morgan Stanley	(1,180)	(126,289)	(127,263)	(2,981)
NiSource, Inc.	Morgan Stanley	(25,092)	(660,843)	(688,023)	(35,322)
Northwest Natural Holding Co.	Morgan Stanley	(4,690)	(243,976)	(223,197)	8,844
NorthWestern Corp.	Morgan Stanley	(7,302)	(441,585)	(433,301)	(15,344)
OGE Energy Corp.	Morgan Stanley	(10,225)	(416,041)	(404,399)	371
ONE Gas, Inc.	Morgan Stanley	(4,686)	(386,263)	(354,824)	19,719
Pinnacle West Capital Corp.	Morgan Stanley	(5,862)	(496,793)	(445,746)	19,108
Portland General Electric Co.	Morgan Stanley	(5,981)	(300,045)	(293,069)	(6,157)
PPL Corp.	Morgan Stanley	(18,119)	(533,704)	(529,437)	(7,660)
SJW Group	Morgan Stanley	(1,293)	(89,047)	(104,979)	(21,167)
South Jersey Industries, Inc.	Morgan Stanley	(2,494)	(72,140)	(88,612)	(23,167)
Southwest Gas Holdings, Inc.	Morgan Stanley	(5,817)	(481,339)	(359,956)	89,473
Spire, Inc.	Morgan Stanley	(992)	(74,166)	(68,309)	988
Vistra Corp.	Morgan Stanley	(2,029)	(51,675)	(47,073)	4,900
WEC Energy Group, Inc.	Morgan Stanley	(6,122)	(571,790)	(573,999)	(10,231)
		(206,568)	(10,029,539)	(9,519,516)	162,983

Total Reference Entity — Short			(203,213,992)	(162,533,058)	38,033,478
Net Value of Reference Entity			$(37,838,110)	$8,939,202	$47,986,413

*	Includes $1,209,101 related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with end of period unrealized appreciation of $47,986,413, which are considered Level 2 as of and for the period ended December 31, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM NEUTRAL FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.8%
Automobiles & Components — 2.0%
Adient PLC (Ireland)*	3,591	$ 124,572
American Axle & Manufacturing Holdings, Inc.*	550	4,301
Aptiv PLC (Jersey)*	3,695	344,115
BorgWarner, Inc.	1,237	49,789
Ford Motor Co.(a)	17,864	207,758
General Motors Co.(a)	18,005	605,688
Harley-Davidson, Inc.	576	23,962
Magna International, Inc. (Canada)	1,272	71,461
Modine Manufacturing Co.*	610	12,115
Thor Industries, Inc.(a)	245	18,495
Visteon Corp.(a)*	111	14,522
		1,476,778
Capital Goods — 9.8%
3M Co.(a)	1,498	179,640
A. O. Smith Corp.	485	27,761
Advanced Drainage Systems, Inc.(a)	1,815	148,776
Allison Transmission Holdings, Inc.	452	18,803
Apogee Enterprises, Inc.	27	1,200
Armstrong World Industries, Inc.	321	22,017
Array Technologies, Inc.*	1,391	26,888
Atkore, Inc.(a)*	654	74,177
Axon Enterprise, Inc.*	129	21,405
Boeing Co. (The)*	336	64,005
Boise Cascade Co.(a)	1,248	85,700
Builders FirstSource, Inc.(a)*	2,506	162,589
CAE, Inc. (Canada)*	378	7,311
Carlisle Cos., Inc.(a)	122	28,749
Carrier Global Corp.(a)	2,458	101,393
Caterpillar, Inc.(a)	575	137,747
Chart Industries, Inc.(a)*	3,042	350,530
Crane Holdings Co.	360	36,162
Deere & Co.	270	115,765
Donaldson Co., Inc.	1,049	61,755
Dover Corp.	448	60,664
EMCOR Group, Inc.	564	83,534
Emerson Electric Co.	1,275	122,476
Encore Wire Corp.(a)	2,397	329,731
Enerpac Tool Group Corp.	1,009	25,679
EnPro Industries, Inc.	12	1,304
Fastenal Co.(a)	1,625	76,895
Fortive Corp.(a)	1,442	92,649
Fortune Brands Innovations, Inc.(a)	2,796	159,680
GATX Corp.	144	15,313
General Dynamics Corp.(a)	561	139,190
General Electric Co.(a)	1,255	105,156
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
HEICO Corp.	526	$ 80,815
Hexcel Corp.(a)	749	44,079
Honeywell International, Inc.	309	66,219
Howmet Aerospace, Inc.(a)	2,766	109,008
Hubbell, Inc.(a)	2,005	470,533
IDEX Corp.	134	30,596
Illinois Tool Works, Inc.	313	68,954
Janus International Group, Inc.*	185	1,761
Johnson Controls International PLC (Ireland)	748	47,872
Kennametal, Inc.	1,187	28,559
L3Harris Technologies, Inc.	206	42,891
Lincoln Electric Holdings, Inc.(a)	1,028	148,536
Lockheed Martin Corp.(a)	643	312,813
Masco Corp.	1,001	46,717
Moog, Inc., Class A	197	17,289
Mueller Industries, Inc.(a)	3,406	200,954
Nordson Corp.(a)	533	126,705
NOW, Inc.*	572	7,264
nVent Electric PLC (Ireland)	758	29,160
Otis Worldwide Corp.(a)	1,151	90,135
PACCAR, Inc.	754	74,623
Pentair PLC (Ireland)	1,657	74,532
Quanex Building Products Corp.	32	758
Quanta Services, Inc.	681	97,043
Rocket Lab USA, Inc.*	12,703	47,890
Rockwell Automation, Inc.	188	48,423
Simpson Manufacturing Co., Inc.	357	31,652
Snap-on, Inc.	94	21,478
Sunrun, Inc.*	1,052	25,269
Terex Corp.	116	4,956
Textron, Inc.(a)	5,305	375,594
Trane Technologies PLC (Ireland)	326	54,797
Trex Co., Inc.(a)*	1,045	44,235
UFP Industries, Inc.	1,205	95,496
Valmont Industries, Inc.	134	44,310
Veritiv Corp.	972	118,302
Wabash National Corp.	1,787	40,386
Watsco, Inc.	168	41,899
Westinghouse Air Brake Technologies Corp.(a)	694	69,268
WillScot Mobile Mini Holdings Corp.(a)*	6,625	299,251
WW Grainger, Inc.(a)	821	456,681
Xylem, Inc.(a)	1,262	139,539
		7,061,886

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 1.5%
Barrett Business Services, Inc.	5	$ 467
CBIZ, Inc.*	499	23,378
Copart, Inc.(a)*	1,499	91,274
Deluxe Corp.	343	5,824
First Advantage Corp.*	236	3,068
Franklin Covey Co.*	9	421
Korn Ferry(a)	1,102	55,783
Leidos Holdings, Inc.	401	42,181
Matthews International Corp., Class A	103	3,135
Ritchie Bros Auctioneers, Inc. (Canada)	5	289
Robert Half International, Inc.(a)	1,057	78,038
Rollins, Inc.(a)	4,558	166,549
Tetra Tech, Inc.(a)	1,460	211,978
Thomson Reuters Corp. (Canada)	1,077	122,854
TriNet Group, Inc.(a)*	1,040	70,512
Verisk Analytics, Inc.(a)	574	101,265
Viad Corp.*	8	195
Waste Management, Inc.(a)	763	119,700
		1,096,911
Consumer Durables & Apparel — 2.0%
Cavco Industries, Inc.*	401	90,726
Crocs, Inc.(a)*	1,320	143,128
DR Horton, Inc.(a)	1,016	90,566
Ethan Allen Interiors, Inc.	168	4,438
GoPro, Inc., Class A*	9,262	46,125
Kontoor Brands, Inc.	1,102	44,069
Leggett & Platt, Inc.	3,425	110,388
Malibu Boats, Inc., Class A*	512	27,290
NIKE, Inc., Class B	1,365	159,719
NVR, Inc.*	3	13,838
Skyline Champion Corp.(a)*	1,281	65,984
Steven Madden Ltd.(a)	2,491	79,612
Tapestry, Inc.(a)	6,538	248,967
Under Armour, Inc., Class C(a)*	11,165	99,592
Vista Outdoor, Inc.(a)*	4,388	106,935
Whirlpool Corp.(a)	808	114,300
		1,445,677
Consumer Services — 3.4%
Adtalem Global Education, Inc.*	2,538	90,099
Airbnb, Inc., Class A(a)*	2,765	236,408
Bloomin' Brands, Inc.(a)	2,317	46,618
Booking Holdings, Inc.*	47	94,718
Boyd Gaming Corp.	395	21,539
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Bright Horizons Family Solutions, Inc.*	2,111	$ 133,204
Caesars Entertainment, Inc.(a)*	7,790	324,064
Chipotle Mexican Grill, Inc.*	111	154,011
Dine Brands Global, Inc.	328	21,189
Domino's Pizza, Inc.(a)	477	165,233
Expedia Group, Inc.(a)*	3,014	264,026
Golden Entertainment, Inc.*	60	2,244
Graham Holdings Co., Class B	54	32,627
Hilton Worldwide Holdings, Inc.	159	20,091
International Game Technology PLC (United Kingdom)	653	14,810
Life Time Group Holdings, Inc.*	663	7,930
McDonald's Corp.(a)	1,052	277,234
MGM Resorts International(a)	2,118	71,017
Papa John's International, Inc.(a)	1,469	120,913
Penn Entertainment, Inc.(a)*	5,428	161,212
Starbucks Corp.(a)	1,092	108,326
Texas Roadhouse, Inc.	93	8,458
Wyndham Hotels & Resorts, Inc.	167	11,909
Yum! Brands, Inc.	525	67,242
		2,455,122
Diversified Financials — 2.2%
Affiliated Managers Group, Inc.	416	65,907
AssetMark Financial Holdings, Inc.*	12	276
Berkshire Hathaway, Inc., Class B(a)*	817	252,371
BlackRock, Inc.(a)	175	124,010
Cboe Global Markets, Inc.	279	35,006
CME Group, Inc.(a)	414	69,618
FactSet Research Systems, Inc.	58	23,270
Federated Hermes, Inc.	714	25,925
Franklin Resources, Inc.(a)	7,093	187,114
Intercontinental Exchange, Inc.(a)	2,060	211,336
MarketAxess Holdings, Inc.	141	39,324
MSCI, Inc.(a)	388	180,486
Nasdaq, Inc.(a)	2,109	129,387
Open Lending Corp., Class A*	4,968	33,534
T Rowe Price Group, Inc.(a)	1,802	196,526
		1,574,090
Energy — 5.7%
Antero Resources Corp.(a)*	6,516	201,931
APA Corp.	572	26,701
Arch Resources, Inc.(a)	1,344	191,910
Baker Hughes Co.(a)	1,370	40,456

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Canadian Natural Resources Ltd. (Canada)	477	$ 26,488
Cheniere Energy, Inc.	2,173	325,863
Chevron Corp.(a)	1,236	221,850
Comstock Resources, Inc.	10,318	141,460
ConocoPhillips(a)	977	115,286
CONSOL Energy, Inc.(a)	2,220	144,300
Coterra Energy, Inc.	1	25
Crescent Point Energy Corp. (Canada)	8,389	59,981
CVR Energy, Inc.(a)	1,208	37,859
Denbury, Inc.(a)*	912	79,362
DHT Holdings, Inc. (Marshall Islands)	14,361	127,526
Dril-Quip, Inc.*	734	19,943
Enbridge, Inc. (Canada)	698	27,292
Enerplus Corp. (Canada)	2,727	48,131
EOG Resources, Inc.(a)	751	97,269
EQT Corp.(a)	2,061	69,724
Equitrans Midstream Corp.	5,529	37,044
Exxon Mobil Corp.(a)	1,867	205,930
FLEX LNG Ltd. (Bermuda)	1,802	58,907
Helmerich & Payne, Inc.(a)	1,159	57,452
Imperial Oil Ltd. (Canada)	1,258	61,315
Kinder Morgan, Inc.(a)	6,391	115,549
Kosmos Energy Ltd.*	5,420	34,471
Marathon Oil Corp.(a)	7,530	203,837
Marathon Petroleum Corp.(a)	1,882	219,046
Murphy Oil Corp.(a)	790	33,978
Nabors Industries Ltd. (Bermuda)*	98	15,177
NexTier Oilfield Solutions, Inc.*	5,007	46,265
Nordic American Tankers Ltd. (Bermuda)	6,774	20,728
Occidental Petroleum Corp.(a)	3,281	206,670
Patterson-UTI Energy, Inc.	66	1,111
Pembina Pipeline Corp. (Canada)	2,340	79,443
Phillips 66(a)	177	18,422
Pioneer Natural Resources Co.(a)	297	67,832
Range Resources Corp.(a)	3,162	79,113
Suncor Energy, Inc. (Canada)	2,522	80,023
Talos Energy, Inc.*	1,944	36,703
TechnipFMC PLC (United Kingdom)*	6,803	82,929
US Silica Holdings, Inc.*	7,340	91,750
Valaris Ltd. (Bermuda)*	498	33,675
Valero Energy Corp.(a)	409	51,886
Vermilion Energy, Inc. (Canada)	1,339	23,700
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
W&T Offshore, Inc.*	8,088	$ 45,131
Weatherford International PLC (Ireland)*	1,389	70,728
		4,082,172
Food & Staples Retailing — 1.6%
Albertsons Cos., Inc., Class A(a)	5,034	104,405
Casey's General Stores, Inc.(a)	761	170,730
Costco Wholesale Corp.(a)	420	191,730
Fresh Market Holdings, Inc. (The), Escrow Shares(b)*	14,027	—
Ingles Markets, Inc., Class A	114	10,996
Kroger Co. (The)(a)	2,694	120,099
PriceSmart, Inc.	164	9,968
Sprouts Farmers Market, Inc.*	635	20,555
Sysco Corp.(a)	930	71,099
US Foods Holding Corp.(a)*	4,358	148,259
Walgreens Boots Alliance, Inc.	1,539	57,497
Walmart, Inc.(a)	1,632	231,401
Weis Markets, Inc.	50	4,115
		1,140,854
Food, Beverage & Tobacco — 2.9%
Altria Group, Inc.(a)	3,079	140,741
Archer-Daniels-Midland Co.(a)	2,370	220,054
Boston Beer Co., Inc. (The), Class A*	24	7,908
Brown-Forman Corp., Class B(a)	366	24,039
Bunge Ltd. (Bermuda)	2,574	256,808
Cal-Maine Foods, Inc.(a)	4,240	230,868
Campbell Soup Co.	818	46,421
Celsius Holdings, Inc.*	313	32,565
Coca-Cola Co. (The)(a)	3,187	202,725
Coca-Cola Consolidated, Inc.	49	25,106
Constellation Brands, Inc., Class A	303	70,220
Dole PLC (Ireland)	500	4,825
Fresh Del Monte Produce, Inc. (Cayman Islands)	34	890
General Mills, Inc.(a)	647	54,251
Kellogg Co.(a)	1,121	79,860
Keurig Dr Pepper, Inc.	3,282	117,036
Lamb Weston Holdings, Inc.(a)	1,074	95,973
MGP Ingredients, Inc.	98	10,425
Molson Coors Beverage Co., Class B	288	14,838
Monster Beverage Corp.*	315	31,982
PepsiCo, Inc.(a)	763	137,844

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Philip Morris International, Inc.(a)	742	$ 75,098
Pilgrim's Pride Corp.(a)*	6,353	150,757
Primo Water Corp. (Canada)	2,081	32,339
TreeHouse Foods, Inc.*	616	30,418
		2,093,991
Health Care Equipment & Services — 8.8%
Abbott Laboratories(a)	1,202	131,968
Acadia Healthcare Co., Inc.(a)*	295	24,284
Addus HomeCare Corp.*	63	6,268
Allscripts Healthcare Solutions, Inc.(a)*	10,710	188,924
AmerisourceBergen Corp.(a)	328	54,353
Avanos Medical, Inc.*	1,080	29,225
Axonics, Inc.(a)*	2,257	141,130
Cardinal Health, Inc.(a)	3,782	290,722
Centene Corp.(a)*	3,250	266,532
Cigna Corp.(a)	294	97,414
Cooper Cos., Inc. (The)(a)	125	41,334
Cross Country Healthcare, Inc.*	2,413	64,113
CVS Health Corp.(a)	4,433	413,111
DaVita, Inc.(a)*	905	67,576
DENTSPLY SIRONA, Inc.	1,257	40,023
Dexcom, Inc.(a)*	6,982	790,642
Edwards Lifesciences Corp.(a)*	2,592	193,389
Elevance Health, Inc.(a)	175	89,770
Enovis Corp.(a)*	4,226	226,176
Envista Holdings Corp.*	2,223	74,848
Fulgent Genetics, Inc.(a)*	2,910	86,660
HCA Healthcare, Inc.(a)	562	134,858
Hims & Hers Health, Inc.*	1,886	12,089
Hologic, Inc.(a)*	1,083	81,019
Humana, Inc.(a)	868	444,581
IDEXX Laboratories, Inc.*	235	95,871
Inspire Medical Systems, Inc.(a)*	1,196	301,248
Insulet Corp.(a)*	387	113,929
Intuitive Surgical, Inc.*	294	78,013
Laboratory Corp. of America Holdings	123	28,964
Lantheus Holdings, Inc.(a)*	6,682	340,515
LivaNova PLC (United Kingdom)*	883	49,042
McKesson Corp.(a)	220	82,526
Medtronic PLC (Ireland)	2,066	160,570
Meridian Bioscience, Inc.*	536	17,801
Molina Healthcare, Inc.(a)*	480	158,506
NextGen Healthcare, Inc.*	761	14,292
Option Care Health, Inc.*	1,114	33,520
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Quest Diagnostics, Inc.(a)	563	$ 88,076
Shockwave Medical, Inc.(a)*	952	195,741
Signify Health, Inc., Class A*	3,159	90,537
STAAR Surgical Co.(a)*	1,930	93,682
Teladoc Health, Inc.*	2,738	64,754
Teleflex, Inc.(a)	568	141,790
TransMedics Group, Inc.*	1,127	69,558
UFP Technologies, Inc.*	24	2,829
UnitedHealth Group, Inc.(a)	169	89,600
ViewRay, Inc.*	776	3,476
Zimmer Biomet Holdings, Inc.(a)	569	72,548
		6,378,397
Household & Personal Products — 1.1%
Colgate-Palmolive Co.	592	46,644
Coty, Inc., Class A*	6,078	52,028
elf Beauty, Inc.(a)*	5,188	286,896
Kimberly-Clark Corp.(a)	1,185	160,864
Procter & Gamble Co. (The)(a)	1,325	200,817
Spectrum Brands Holdings, Inc.	545	33,201
		780,450
Materials — 6.0%
Air Products and Chemicals, Inc.(a)	530	163,378
Albemarle Corp.(a)	2,554	553,860
Alpha Metallurgical Resources, Inc.(a)	1,559	228,222
ATI, Inc.*	1,350	40,311
Avery Dennison Corp.	167	30,227
Avient Corp.(a)	869	29,337
Ball Corp.(a)	3,169	162,063
Celanese Corp.(a)	1,076	110,010
CF Industries Holdings, Inc.(a)	2,258	192,382
Chase Corp.	1	86
Dow, Inc.(a)	1,789	90,148
DuPont de Nemours, Inc.(a)	766	52,571
Eagle Materials, Inc.(a)	117	15,543
Eastman Chemical Co.(a)	2,092	170,373
First Majestic Silver Corp. (Canada)	8,457	70,531
Franco-Nevada Corp. (Canada)	2,452	334,649
Freeport-McMoRan, Inc.	2,229	84,702
Greif, Inc., Class A	828	55,526
Hudbay Minerals, Inc. (Canada)	5,513	27,951
Huntsman Corp.	1,160	31,877
IAMGOLD Corp. (Canada)*	2,230	5,753
Ingevity Corp.*	292	20,569
Innospec, Inc.	2	206

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Flavors & Fragrances, Inc.	1,077	$ 112,913
International Paper Co.(a)	3,350	116,011
Linde PLC (Ireland)	107	34,901
Martin Marietta Materials, Inc.	186	62,862
Mosaic Co. (The)(a)	3,803	166,838
Myers Industries, Inc.	11	245
Newmont Corp.	1,184	55,885
Nucor Corp.(a)	2,657	350,219
Nutrien Ltd. (Canada)	867	63,317
Olin Corp.(a)	4,209	222,824
Packaging Corp. of America	485	62,036
Perimeter Solutions SA (Luxembourg)*	3,658	33,434
PPG Industries, Inc.	208	26,154
Reliance Steel & Aluminum Co.(a)	443	89,681
Sealed Air Corp.	44	2,195
Silgan Holdings, Inc.	904	46,863
SSR Mining, Inc. (Canada)	1,529	23,959
Steel Dynamics, Inc.	471	46,017
Sylvamo Corp.	688	33,430
Teck Resources Ltd., Class B (Canada)	2,027	76,661
TimkenSteel Corp.*	885	16,080
Warrior Met Coal, Inc.(a)	2,346	81,265
Westlake Corp.	211	21,636
Westrock Co.(a)	3,240	113,918
		4,329,619
Media & Entertainment — 6.3%
Activision Blizzard, Inc.(a)	1,472	112,682
Alphabet, Inc., Class A(a)*	5,068	447,150
Bumble, Inc., Class A(a)*	1,340	28,207
Cable One, Inc.	108	76,881
Charter Communications, Inc., Class A(a)*	1,747	592,408
Cinemark Holdings, Inc.(a)*	26,157	226,520
Comcast Corp., Class A(a)	4,014	140,370
Electronic Arts, Inc.(a)	3,481	425,308
Fox Corp., Class A(a)	5,250	159,442
Integral Ad Science Holding Corp.*	142	1,248
Interpublic Group of Cos., Inc. (The)	1,325	44,136
Live Nation Entertainment, Inc.*	1,082	75,459
Madison Square Garden Sports Corp.	193	35,383
Match Group, Inc.(a)*	10,839	449,710
Meta Platforms, Inc., Class A(a)*	3,888	467,882
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Netflix, Inc.(a)*	1,266	$ 373,318
New York Times Co. (The), Class A	384	12,465
News Corp., Class A(a)	7,372	134,170
Nexstar Media Group, Inc.	144	25,204
PubMatic, Inc., Class A(a)*	1,372	17,575
Shutterstock, Inc.	1,227	64,687
Sinclair Broadcast Group, Inc., Class A	1,610	24,971
Sirius XM Holdings, Inc.(a)	45,527	265,878
Stagwell, Inc.*	48	298
TEGNA, Inc.	1,321	27,992
TripAdvisor, Inc.(a)*	15,368	276,317
ZipRecruiter, Inc., Class A*	2,987	49,046
		4,554,707
Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
Aclaris Therapeutics, Inc.*	3	47
Amgen, Inc.	22	5,778
Amphastar Pharmaceuticals, Inc.*	1,120	31,382
Biogen, Inc.*	419	116,030
Bio-Techne Corp.(a)	839	69,536
Bristol-Myers Squibb Co.(a)	6,017	432,923
Celldex Therapeutics, Inc.*	73	3,254
Charles River Laboratories International, Inc.*	129	28,109
Corcept Therapeutics, Inc.*	1,548	31,440
Dynavax Technologies Corp.*	9,129	97,133
Elanco Animal Health, Inc.(a)*	14,429	176,322
Exelixis, Inc.(a)*	10,984	176,183
Harmony Biosciences Holdings, Inc.*	108	5,951
Horizon Therapeutics PLC (Ireland)*	336	38,237
Illumina, Inc.(a)*	1,848	373,666
Innoviva, Inc.*	620	8,215
Ionis Pharmaceuticals, Inc.(a)*	4,452	168,152
IQVIA Holdings, Inc.(a)*	2,381	487,843
Jazz Pharmaceuticals PLC (Ireland)*	1,425	227,017
Johnson & Johnson(a)	1,215	214,630
Maravai LifeSciences Holdings, Inc., Class A(a)*	7,124	101,944
Merck & Co., Inc.(a)	2,201	244,201
Mettler-Toledo International, Inc.(a)*	112	161,890
Moderna, Inc.(a)*	811	145,672
Myovant Sciences Ltd. (Bermuda)*	398	10,730
Neurocrine Biosciences, Inc.(a)*	156	18,633
Organon & Co.	653	18,238
PerkinElmer, Inc.	778	109,091
Pfizer, Inc.(a)	4,594	235,397

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Provention Bio, Inc.*	2,353	$ 24,871
QIAGEN N. V. (Netherlands)*	3,253	162,227
Sarepta Therapeutics, Inc.(a)*	295	38,226
SIGA Technologies, Inc.(a)	23,178	170,590
TG Therapeutics, Inc.*	6,598	78,054
Veracyte, Inc.*	3,910	92,784
Vertex Pharmaceuticals, Inc.(a)*	454	131,106
Viatris, Inc.(a)	21,597	240,375
Vir Biotechnology, Inc.*	2,083	52,721
West Pharmaceutical Services, Inc.(a)	711	167,334
Zoetis, Inc.	372	54,517
		4,950,449
Retailing — 5.1%
Academy Sports & Outdoors, Inc.(a)	1,249	65,622
Amazon.com, Inc.(a)*	4,815	404,460
AutoNation, Inc.(a)*	1,546	165,886
AutoZone, Inc.(a)*	41	101,113
Bath & Body Works, Inc.(a)	6,948	292,789
Best Buy Co., Inc.	110	8,823
Buckle, Inc. (The)	2,598	117,819
Dillard's, Inc., Class A	183	59,146
eBay, Inc.(a)	3,437	142,532
Etsy, Inc.(a)*	1,200	143,736
Group 1 Automotive, Inc.(a)	318	57,358
Home Depot, Inc. (The)(a)	272	85,914
LKQ Corp.(a)	2,895	154,622
Lowe's Cos., Inc.(a)	924	184,098
MarineMax, Inc.*	1,424	44,457
Murphy USA, Inc.(a)	1,409	393,872
Nordstrom, Inc.(a)	6,358	102,618
ODP Corp. (The)*	1,715	78,101
Ollie's Bargain Outlet Holdings, Inc.*	1,319	61,782
O'Reilly Automotive, Inc.*	103	86,935
Overstock.com, Inc.(a)*	4,986	96,529
Ross Stores, Inc.(a)	2,403	278,916
Target Corp.(a)	1,513	225,498
Ulta Beauty, Inc.(a)*	170	79,742
Urban Outfitters, Inc.(a)*	7,578	180,735
Warby Parker, Inc., Class A*	5,045	68,057
		3,681,160
Semiconductors & Semiconductor Equipment — 6.7%
Analog Devices, Inc.(a)	630	103,339
Applied Materials, Inc.(a)	803	78,196
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Axcelis Technologies, Inc.(a)*	2,434	$ 193,162
Broadcom, Inc.(a)	298	166,621
Cohu, Inc.*	173	5,545
Diodes, Inc.*	777	59,161
Enphase Energy, Inc.(a)*	2,181	577,878
GLOBALFOUNDRIES, Inc. (Cayman Islands)*	8,937	481,615
Impinj, Inc.*	307	33,518
Lam Research Corp.(a)	1,362	572,449
Lattice Semiconductor Corp.(a)*	1,828	118,601
MACOM Technology Solutions Holdings, Inc.*	197	12,407
Marvell Technology, Inc.(a)	3,667	135,826
MaxLinear, Inc.(a)*	3,400	115,430
Microchip Technology, Inc.(a)	3,850	270,462
Monolithic Power Systems, Inc.	54	19,095
NXP Semiconductors NV (Netherlands)	2,256	356,516
ON Semiconductor Corp.(a)*	5,986	373,347
Photronics, Inc.*	4,712	79,303
Power Integrations, Inc.(a)	732	52,499
Qorvo, Inc.*	149	13,505
QUALCOMM, Inc.(a)	1,987	218,451
Rambus, Inc.(a)*	6,078	217,714
Semtech Corp.(a)*	3,824	109,710
Silicon Laboratories, Inc.(a)*	438	59,423
Skyworks Solutions, Inc.	650	59,234
Synaptics, Inc.(a)*	2,539	241,611
Teradyne, Inc.	915	79,925
Universal Display Corp.	314	33,925
Veeco Instruments, Inc.*	131	2,434
		4,840,902
Software & Services — 11.1%
A10 Networks, Inc.	246	4,091
Accenture PLC, Class A (Ireland)	1,968	525,141
Adobe, Inc.(a)*	703	236,581
Akamai Technologies, Inc.(a)*	2,442	205,861
ANSYS, Inc.(a)*	318	76,826
Autodesk, Inc.(a)*	1,583	295,815
Automatic Data Processing, Inc.(a)	1,547	369,516
Bentley Systems, Inc., Class B	608	22,472
BlackBerry Ltd. (Canada)*	6,726	21,927
Box, Inc., Class A(a)*	2,619	81,529
Broadridge Financial Solutions, Inc.	848	113,742
Ceridian HCM Holding, Inc.(a)*	1,436	92,119

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Descartes Systems Group, Inc. (The) (Canada)*	466	$ 32,457
Docebo, Inc. (Canada)*	44	1,458
DocuSign, Inc.(a)*	6,024	333,850
Dolby Laboratories, Inc., Class A	419	29,556
Dropbox, Inc., Class A(a)*	8,786	196,631
DXC Technology Co.(a)*	7,725	204,713
Euronet Worldwide, Inc.(a)*	1,374	129,678
Fidelity National Information Services, Inc.(a)	2,593	175,935
FleetCor Technologies, Inc.*	417	76,595
Fortinet, Inc.(a)*	3,352	163,879
Gartner, Inc.(a)*	307	103,195
Global Payments, Inc.	925	91,871
Hackett Group, Inc. (The)	14	285
InterDigital, Inc.	672	33,251
Jack Henry & Associates, Inc.(a)	936	164,324
KnowBe4, Inc., Class A*	1,067	26,440
Manhattan Associates, Inc.(a)*	326	39,576
Microsoft Corp.(a)	2,100	503,622
Model N, Inc.*	74	3,001
MongoDB, Inc.(a)*	1,106	217,705
N-able, Inc.*	241	2,478
NCR Corp.(a)*	3,838	89,848
New Relic, Inc.*	846	47,757
Nutanix, Inc., Class A(a)*	8,744	227,781
Palo Alto Networks, Inc.*	337	47,025
Paychex, Inc.(a)	1,799	207,892
Paycom Software, Inc.(a)*	64	19,860
PayPal Holdings, Inc.(a)*	9,659	687,914
Qualys, Inc.(a)*	1,571	176,313
Roper Technologies, Inc.(a)	73	31,543
Salesforce, Inc.(a)*	3,531	468,175
ServiceNow, Inc.(a)*	1,011	392,541
Shift4 Payments, Inc., Class A(a)*	1,203	67,284
Shopify, Inc., Class A (Canada)*	709	24,609
Splunk, Inc.(a)*	5,351	460,668
SPS Commerce, Inc.*	142	18,237
SS&C Technologies Holdings, Inc.	1,445	75,227
Tyler Technologies, Inc.*	95	30,629
UserTesting, Inc.*	242	1,817
VeriSign, Inc.(a)*	544	111,759
Verra Mobility Corp.*	1,448	20,026
WEX, Inc.*	707	115,701
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Workday, Inc., Class A*	510	$ 85,338
Yext, Inc.*	1,253	8,182
		7,992,246
Technology Hardware & Equipment — 5.5%
Amphenol Corp., Class A(a)	3,392	258,267
Apple, Inc.(a)	6,350	825,055
Arista Networks, Inc.*	1,085	131,665
Avnet, Inc.(a)	477	19,834
Badger Meter, Inc.	21	2,290
CDW Corp.(a)	1,703	304,122
Cisco Systems, Inc.(a)	4,580	218,191
Corning, Inc.(a)	4,556	145,519
Dell Technologies, Inc., Class C(a)	6,676	268,509
Extreme Networks, Inc.*	1,284	23,510
F5, Inc.(a)*	1,992	285,872
Hewlett Packard Enterprise Co.(a)	11,579	184,801
HP, Inc.(a)	5,356	143,916
Infinera Corp.*	5,001	33,707
IonQ, Inc.*	12,023	41,479
Jabil, Inc.	795	54,219
Keysight Technologies, Inc.*	485	82,969
NetApp, Inc.(a)	1,460	87,688
NetScout Systems, Inc.*	2,130	69,246
OSI Systems, Inc.*	45	3,578
PC Connection, Inc.	9	422
Sanmina Corp.*	688	39,415
TE Connectivity Ltd. (Switzerland)	1,217	139,711
Teledyne Technologies, Inc.(a)*	740	295,933
Trimble, Inc.(a)*	1,950	98,592
Vishay Intertechnology, Inc.(a)	3,784	81,621
Zebra Technologies Corp., Class A(a)*	447	114,615
		3,954,746
Telecommunication Services — 1.5%
AT&T, Inc.(a)	8,728	160,683
BCE, Inc. (Canada)	2,808	123,412
EchoStar Corp., Class A*	1,241	20,700
IDT Corp., Class B*	34	958
Iridium Communications, Inc.*	556	28,578
Lumen Technologies, Inc.(a)	13,943	72,782
TELUS Corp. (Canada)	3,552	68,589
T-Mobile US, Inc.(a)*	3,443	482,020
Verizon Communications, Inc.(a)	3,338	131,517
		1,089,239

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 2.8%
ArcBest Corp.(a)	1,057	$ 74,032
Canadian Pacific Railway Ltd. (Canada)	308	22,974
CH Robinson Worldwide, Inc.	141	12,910
CSX Corp.(a)	1,961	60,752
Expeditors International of Washington, Inc.(a)	5,389	560,025
Forward Air Corp.	452	47,410
Golden Ocean Group Ltd. (Bermuda)	6,235	54,182
Hub Group, Inc., Class A*	857	68,123
Knight-Swift Transportation Holdings, Inc.	253	13,260
Landstar System, Inc.	220	35,838
Matson, Inc.(a)	730	45,632
Norfolk Southern Corp.(a)	405	99,800
Old Dominion Freight Line, Inc.(a)	387	109,823
Ryder System, Inc.(a)	1,585	132,458
Union Pacific Corp.(a)	617	127,762
United Airlines Holdings, Inc.(a)*	9,956	375,341
United Parcel Service, Inc., Class B(a)	834	144,983
XPO, Inc.(a)*	826	27,498
		2,012,803
Utilities — 1.9%
AES Corp. (The)	2,296	66,033
Ameren Corp.	36	3,201
American Water Works Co., Inc.	248	37,800
Constellation Energy Corp.(a)	4,917	423,895
Dominion Energy, Inc.	658	40,349
Entergy Corp.(a)	550	61,875
Exelon Corp.(a)	5,062	218,830
National Fuel Gas Co.	1,498	94,823
New Jersey Resources Corp.	165	8,187
NRG Energy, Inc.	783	24,915
Otter Tail Corp.	997	58,534
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Public Service Enterprise Group, Inc.(a)	3,257	$ 199,556
Southern Co. (The)(a)	1,931	137,893
		1,375,891
TOTAL COMMON STOCKS (Cost $67,173,831)		68,368,090
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.2%		3,774,609
NET ASSETS - 100.0%		$72,142,699

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of December 31, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between August 29, 2025 and July 8, 2027, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (69.9)% of net assets as of December 31, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	982	$36,248	$34,066	$(684)
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	155	1,220	1,212	42
Aptiv PLC (Jersey)	Morgan Stanley	945	98,648	88,008	(7,831)
BorgWarner, Inc.	Morgan Stanley	304	11,046	12,236	1,711
Ford Motor Co.	Morgan Stanley	4,199	52,158	48,834	(562)
General Motors Co.	Morgan Stanley	5,449	210,410	183,304	(17,936)
Harley-Davidson, Inc.	Morgan Stanley	160	7,204	6,656	(231)
Magna International, Inc. (Canada)	Morgan Stanley	350	17,159	19,663	3,462
Modine Manufacturing Co.	Morgan Stanley	158	3,259	3,138	13
Thor Industries, Inc.	Morgan Stanley	65	4,622	4,907	555
Visteon Corp.	Morgan Stanley	31	2,944	4,056	1,232
		12,798	444,918	406,080	(20,229)
Capital Goods
3M Co.	Morgan Stanley	431	52,210	51,686	2,211
A. O. Smith Corp.	Morgan Stanley	101	5,470	5,781	557
Advanced Drainage Systems, Inc.	Morgan Stanley	496	53,006	40,657	(10,185)
Allison Transmission Holdings, Inc.	Morgan Stanley	131	5,481	5,450	194
Apogee Enterprises, Inc.	Morgan Stanley	5	219	222	11
Armstrong World Industries, Inc.	Morgan Stanley	86	6,290	5,899	(122)
Array Technologies, Inc.	Morgan Stanley	274	5,963	5,296	(527)
Atkore, Inc.	Morgan Stanley	178	15,385	20,189	5,439
Axon Enterprise, Inc.	Morgan Stanley	30	5,572	4,978	(364)
Boeing Co. (The)	Morgan Stanley	91	17,229	17,335	817
Boise Cascade Co.	Morgan Stanley	242	14,043	16,618	3,942
Builders FirstSource, Inc.	Morgan Stanley	745	43,443	48,336	6,869
CAE, Inc. (Canada)	Morgan Stanley	127	2,551	2,456	9
Carlisle Cos., Inc.	Morgan Stanley	34	8,144	8,012	252
Carrier Global Corp.	Morgan Stanley	650	23,868	26,812	4,161
Caterpillar, Inc.	Morgan Stanley	147	33,319	35,215	3,274
Chart Industries, Inc.	Morgan Stanley	838	124,850	96,563	(23,122)
Crane Holdings Co.	Morgan Stanley	94	9,050	9,442	847
Deere & Co.	Morgan Stanley	73	27,466	31,299	5,130
Donaldson Co., Inc.	Morgan Stanley	286	17,068	16,837	491
Dover Corp.	Morgan Stanley	118	16,110	15,978	564
EMCOR Group, Inc.	Morgan Stanley	152	22,571	22,513	893

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Emerson Electric Co.	Morgan Stanley	357	$33,308	$34,293	$2,417
Encore Wire Corp.	Morgan Stanley	653	77,451	89,827	15,606
Enerpac Tool Group Corp.	Morgan Stanley	268	6,595	6,821	497
EnPro Industries, Inc.	Morgan Stanley	3	330	326	9
Fastenal Co.	Morgan Stanley	418	18,864	19,780	1,827
Fortive Corp.	Morgan Stanley	395	21,300	25,379	5,084
Fortune Brands Innovations, Inc.	Morgan Stanley	762	41,450	43,518	3,782
GATX Corp.	Morgan Stanley	40	4,181	4,254	266
General Dynamics Corp.	Morgan Stanley	154	32,563	38,209	7,691
General Electric Co.	Morgan Stanley	337	22,090	28,237	7,111
HEICO Corp.	Morgan Stanley	144	22,124	22,124	914
Hexcel Corp.	Morgan Stanley	205	10,843	12,064	1,794
Honeywell International, Inc.	Morgan Stanley	85	17,498	18,216	1,521
Howmet Aerospace, Inc.	Morgan Stanley	735	23,876	28,966	6,125
Hubbell, Inc.	Morgan Stanley	542	122,986	127,197	9,898
IDEX Corp.	Morgan Stanley	37	8,533	8,448	268
Illinois Tool Works, Inc.	Morgan Stanley	66	12,291	14,540	2,937
Janus International Group, Inc.	Morgan Stanley	62	609	590	5
Johnson Controls International PLC (Ireland)	Morgan Stanley	203	13,353	12,992	247
Kennametal, Inc.	Morgan Stanley	328	7,361	7,892	900
L3Harris Technologies, Inc.	Morgan Stanley	56	11,980	11,660	174
Lincoln Electric Holdings, Inc.	Morgan Stanley	277	37,321	40,024	4,470
Lockheed Martin Corp.	Morgan Stanley	149	60,241	72,487	16,046
Masco Corp.	Morgan Stanley	274	13,251	12,788	103
Moog, Inc., Class A	Morgan Stanley	53	4,580	4,651	263
Mueller Industries, Inc.	Morgan Stanley	937	53,899	55,283	4,233
Nordson Corp.	Morgan Stanley	148	32,945	35,183	3,817
NOW, Inc.	Morgan Stanley	139	1,170	1,765	671
nVent Electric PLC (Ireland)	Morgan Stanley	209	7,724	8,040	634
Otis Worldwide Corp.	Morgan Stanley	336	21,802	26,312	5,775
PACCAR, Inc.	Morgan Stanley	203	20,835	20,091	653
Pentair PLC (Ireland)	Morgan Stanley	391	15,755	17,587	2,523
Quanex Building Products Corp.	Morgan Stanley	7	167	166	4
Quanta Services, Inc.	Morgan Stanley	186	27,219	26,505	427
Rocket Lab USA, Inc.	Morgan Stanley	3,484	16,349	13,135	(2,690)
Rockwell Automation, Inc.	Morgan Stanley	53	12,234	13,651	2,173
Simpson Manufacturing Co., Inc.	Morgan Stanley	99	8,509	8,777	620
Snap-on, Inc.	Morgan Stanley	25	5,758	5,712	196
Sunrun, Inc.	Morgan Stanley	290	8,813	6,966	(1,754)
Terex Corp.	Morgan Stanley	32	1,370	1,367	52
Textron, Inc.	Morgan Stanley	1,474	94,809	104,359	13,538
Trane Technologies PLC (Ireland)	Morgan Stanley	87	15,258	14,624	30
Trex Co., Inc.	Morgan Stanley	286	14,581	12,106	(2,208)
UFP Industries, Inc.	Morgan Stanley	335	26,040	26,549	1,719
Valmont Industries, Inc.	Morgan Stanley	37	12,156	12,235	601
Veritiv Corp.	Morgan Stanley	277	32,159	33,714	3,042
Wabash National Corp.	Morgan Stanley	520	10,750	11,752	1,461
Watsco, Inc.	Morgan Stanley	48	11,881	11,971	561
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	196	16,877	19,563	3,444

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	1,816	$84,727	$82,029	$806
WW Grainger, Inc.	Morgan Stanley	210	109,634	116,812	12,080
Xylem, Inc.	Morgan Stanley	349	37,788	38,589	2,448
		24,106	1,835,496	1,897,700	146,152
Commercial & Professional Services
Barrett Business Services, Inc.	Morgan Stanley	1	95	93	2
CBIZ, Inc.	Morgan Stanley	139	6,683	6,512	104
Copart, Inc.	Morgan Stanley	406	22,237	24,721	3,403
Deluxe Corp.	Morgan Stanley	84	1,535	1,426	(40)
First Advantage Corp.	Morgan Stanley	67	867	871	39
Franklin Covey Co.	Morgan Stanley	3	142	140	3
Korn Ferry	Morgan Stanley	292	17,397	14,781	(1,778)
Leidos Holdings, Inc.	Morgan Stanley	108	11,378	11,361	452
Matthews International Corp., Class A	Morgan Stanley	26	806	791	18
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	1	50	58	64
Robert Half International, Inc.	Morgan Stanley	291	22,297	21,485	392
Rollins, Inc.	Morgan Stanley	1,258	48,728	45,967	(699)
Tetra Tech, Inc.	Morgan Stanley	396	54,386	57,495	5,538
Thomson Reuters Corp. (Canada)	Morgan Stanley	295	30,214	33,651	5,052
TriNet Group, Inc.	Morgan Stanley	289	22,459	19,594	(1,989)
Verisk Analytics, Inc.	Morgan Stanley	160	26,811	28,227	2,626
Viad Corp.	Morgan Stanley	1	25	24	(1)
Waste Management, Inc.	Morgan Stanley	216	31,487	33,886	4,090
		4,033	297,597	301,083	17,276
Consumer Durables & Apparel
Cavco Industries, Inc.	Morgan Stanley	103	22,905	23,304	1,345
Crocs, Inc.	Morgan Stanley	279	22,478	30,252	9,842
DR Horton, Inc.	Morgan Stanley	187	13,546	16,669	3,755
Ethan Allen Interiors, Inc.	Morgan Stanley	46	1,217	1,215	47
GoPro, Inc., Class A	Morgan Stanley	2,484	16,369	12,370	(3,323)
Kontoor Brands, Inc.	Morgan Stanley	318	11,121	12,717	2,238
Leggett & Platt, Inc.	Morgan Stanley	962	35,264	31,005	(2,247)
Malibu Boats, Inc., Class A	Morgan Stanley	133	7,176	7,089	209
NIKE, Inc., Class B	Morgan Stanley	373	42,219	43,645	3,172
Skyline Champion Corp.	Morgan Stanley	373	17,958	19,213	1,997
Steven Madden Ltd.	Morgan Stanley	808	22,690	25,824	5,210
Tapestry, Inc.	Morgan Stanley	1,817	55,643	69,191	16,599
Under Armour, Inc., Class C	Morgan Stanley	3,057	21,884	27,268	6,414
Vista Outdoor, Inc.	Morgan Stanley	1,213	35,617	29,561	(4,969)
Whirlpool Corp.	Morgan Stanley	222	31,451	31,404	1,707
		12,375	357,538	380,727	41,996
Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	751	28,400	26,660	(565)
Airbnb, Inc., Class A	Morgan Stanley	719	67,179	61,474	(3,470)
Bloomin' Brands, Inc.	Morgan Stanley	589	9,777	11,851	2,642
Booking Holdings, Inc.	Morgan Stanley	8	15,969	16,122	812
Boyd Gaming Corp.	Morgan Stanley	102	5,539	5,562	251
Bright Horizons Family Solutions, Inc.	Morgan Stanley	580	40,143	36,598	(1,886)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Caesars Entertainment, Inc.	Morgan Stanley	2,134	$101,688	$88,774	$(8,707)
Chipotle Mexican Grill, Inc.	Morgan Stanley	29	40,942	40,237	988
Dine Brands Global, Inc.	Morgan Stanley	91	6,125	5,879	35
Domino's Pizza, Inc.	Morgan Stanley	119	39,481	41,222	3,478
Expedia Group, Inc.	Morgan Stanley	856	79,753	74,986	(1,694)
Golden Entertainment, Inc.	Morgan Stanley	19	715	711	24
Graham Holdings Co., Class B	Morgan Stanley	2	1,083	1,208	176
Hilton Worldwide Holdings, Inc.	Morgan Stanley	44	5,543	5,560	245
International Game Technology PLC (United Kingdom)	Morgan Stanley	181	4,068	4,105	204
Life Time Group Holdings, Inc.	Morgan Stanley	178	2,232	2,129	(12)
McDonald's Corp.	Morgan Stanley	296	72,114	78,005	9,409
MGM Resorts International	Morgan Stanley	587	16,831	19,682	3,548
Papa John's International, Inc.	Morgan Stanley	409	30,122	33,665	4,988
Penn Entertainment, Inc.	Morgan Stanley	1,502	52,323	44,609	(5,550)
Starbucks Corp.	Morgan Stanley	306	27,824	30,355	3,730
Texas Roadhouse, Inc.	Morgan Stanley	25	2,306	2,274	109
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	44	3,172	3,138	103
Yum! Brands, Inc.	Morgan Stanley	151	18,236	19,340	1,900
		9,722	671,565	654,146	10,758
Diversified Financials
Affiliated Managers Group, Inc.	Morgan Stanley	110	13,038	17,427	4,930
AssetMark Financial Holdings, Inc.	Morgan Stanley	6	139	138	3
Berkshire Hathaway, Inc., Class B	Morgan Stanley	341	87,430	105,335	21,516
BlackRock, Inc.	Morgan Stanley	44	24,534	31,180	7,887
Cboe Global Markets, Inc.	Morgan Stanley	72	8,960	9,034	449
CME Group, Inc.	Morgan Stanley	91	15,620	15,303	829
FactSet Research Systems, Inc.	Morgan Stanley	17	6,786	6,821	314
Federated Hermes, Inc.	Morgan Stanley	203	7,312	7,371	360
Franklin Resources, Inc.	Morgan Stanley	1,981	45,040	52,259	10,122
Intercontinental Exchange, Inc.	Morgan Stanley	560	53,423	57,450	6,612
MarketAxess Holdings, Inc.	Morgan Stanley	37	9,926	10,319	803
MSCI, Inc.	Morgan Stanley	108	49,542	50,238	2,764
Nasdaq, Inc.	Morgan Stanley	538	28,342	33,006	6,262
Open Lending Corp., Class A	Morgan Stanley	1,369	13,140	9,241	(3,356)
T Rowe Price Group, Inc.	Morgan Stanley	510	52,623	55,621	6,105
		5,987	415,855	460,743	65,600
Energy
Antero Resources Corp.	Morgan Stanley	1,793	56,420	55,565	1,478
APA Corp.	Morgan Stanley	117	5,464	5,462	222
Arch Resources, Inc.	Morgan Stanley	362	54,883	51,690	2,205
Baker Hughes Co.	Morgan Stanley	330	7,475	9,745	2,685
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	134	7,209	7,441	744
Cheniere Energy, Inc.	Morgan Stanley	599	86,897	89,826	6,813
Chevron Corp.	Morgan Stanley	259	36,385	46,488	12,994
Comstock Resources, Inc.	Morgan Stanley	2,669	38,309	36,592	97
ConocoPhillips	Morgan Stanley	272	31,896	32,096	1,455
CONSOL Energy, Inc.	Morgan Stanley	597	37,828	38,805	2,974
Crescent Point Energy Corp. (Canada)	Morgan Stanley	2,194	14,820	15,687	1,561

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
CVR Energy, Inc.	Morgan Stanley	315	$9,379	$9,872	$2,144
Denbury, Inc.	Morgan Stanley	262	17,241	22,799	6,270
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	3,864	32,737	34,312	3,033
Dril-Quip, Inc.	Morgan Stanley	207	5,427	5,624	293
Enbridge, Inc. (Canada)	Morgan Stanley	192	7,651	7,507	95
Enerplus Corp. (Canada)	Morgan Stanley	743	13,193	13,114	396
EOG Resources, Inc.	Morgan Stanley	198	26,846	25,645	(378)
EQT Corp.	Morgan Stanley	564	20,689	19,080	(702)
Equitrans Midstream Corp.	Morgan Stanley	1,515	10,580	10,151	7
Exxon Mobil Corp.	Morgan Stanley	573	51,879	63,202	15,604
FLEX LNG Ltd. (Bermuda)	Morgan Stanley	481	14,631	15,724	2,285
Helmerich & Payne, Inc.	Morgan Stanley	314	7,982	15,565	8,771
Imperial Oil Ltd. (Canada)	Morgan Stanley	309	11,993	15,061	3,820
Kinder Morgan, Inc.	Morgan Stanley	1,736	30,035	31,387	3,085
Kosmos Energy Ltd.	Morgan Stanley	1,499	9,412	9,534	495
Marathon Oil Corp.	Morgan Stanley	2,071	55,770	56,062	2,836
Marathon Petroleum Corp.	Morgan Stanley	526	51,282	61,221	12,845
Murphy Oil Corp.	Morgan Stanley	262	7,990	11,269	3,761
Nabors Industries Ltd. (Bermuda)	Morgan Stanley	29	4,381	4,491	290
NexTier Oilfield Solutions, Inc.	Morgan Stanley	1,384	13,383	12,788	(42)
Nordic American Tankers Ltd. (Bermuda)	Morgan Stanley	1,859	6,146	5,689	(227)
Occidental Petroleum Corp.	Morgan Stanley	921	51,482	58,014	8,971
Patterson-UTI Energy, Inc.	Morgan Stanley	17	285	286	(2)
Pembina Pipeline Corp. (Canada)	Morgan Stanley	609	21,755	20,676	407
Phillips 66	Morgan Stanley	53	4,514	5,516	1,390
Pioneer Natural Resources Co.	Morgan Stanley	81	17,759	18,500	2,240
Range Resources Corp.	Morgan Stanley	863	22,969	21,592	(432)
Suncor Energy, Inc. (Canada)	Morgan Stanley	656	18,026	20,815	4,002
Talos Energy, Inc.	Morgan Stanley	546	8,556	10,308	2,105
TechnipFMC PLC (United Kingdom)	Morgan Stanley	1,890	14,833	23,039	8,818
US Silica Holdings, Inc.	Morgan Stanley	2,003	27,113	25,038	(1,096)
Valaris Ltd. (Bermuda)	Morgan Stanley	158	6,919	10,684	4,050
Valero Energy Corp.	Morgan Stanley	117	12,592	14,843	3,229
Vermilion Energy, Inc. (Canada)	Morgan Stanley	337	6,936	5,965	(689)
W&T Offshore, Inc.	Morgan Stanley	2,076	12,872	11,584	(799)
Weatherford International PLC (Ireland)	Morgan Stanley	388	7,485	19,757	12,580
		38,944	1,020,309	1,106,111	142,683
Food & Staples Retailing
Albertsons Cos., Inc., Class A	Morgan Stanley	1,357	27,919	28,144	1,394
Casey's General Stores, Inc.	Morgan Stanley	204	48,716	45,767	(934)
Costco Wholesale Corp.	Morgan Stanley	90	40,913	41,085	1,973
Ingles Markets, Inc., Class A	Morgan Stanley	41	3,433	3,955	681
Kroger Co. (The)	Morgan Stanley	746	33,775	33,257	1,043
PriceSmart, Inc.	Morgan Stanley	39	2,627	2,370	(146)
Sprouts Farmers Market, Inc.	Morgan Stanley	175	4,772	5,665	1,090
Sysco Corp.	Morgan Stanley	259	19,991	19,801	701
US Foods Holding Corp.	Morgan Stanley	1,191	39,302	40,518	2,841
Walgreens Boots Alliance, Inc.	Morgan Stanley	607	23,572	22,678	1,322

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food & Staples Retailing — (continued)
Walmart, Inc.	Morgan Stanley	462	$59,258	$65,507	$9,039
Weis Markets, Inc.	Morgan Stanley	102	5,114	8,394	3,813
		5,273	309,392	317,141	22,817
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	857	37,479	39,173	4,746
Archer-Daniels-Midland Co.	Morgan Stanley	527	42,860	48,932	8,334
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	7	2,326	2,307	75
Brown-Forman Corp., Class B	Morgan Stanley	90	5,687	5,911	508
Bunge Ltd. (Bermuda)	Morgan Stanley	709	69,925	70,737	3,814
Cal-Maine Foods, Inc.	Morgan Stanley	1,136	64,322	61,855	684
Campbell Soup Co.	Morgan Stanley	234	13,195	13,280	630
Celsius Holdings, Inc.	Morgan Stanley	85	8,209	8,843	970
Coca-Cola Co. (The)	Morgan Stanley	949	52,755	60,366	10,818
Coca-Cola Consolidated, Inc.	Morgan Stanley	31	9,360	15,883	8,668
Constellation Brands, Inc., Class A	Morgan Stanley	87	20,968	20,162	79
Dole PLC (Ireland)	Morgan Stanley	137	1,397	1,322	(11)
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	10	263	262	9
General Mills, Inc.	Morgan Stanley	191	12,797	16,015	4,062
Kellogg Co.	Morgan Stanley	313	21,919	22,298	1,836
Keurig Dr Pepper, Inc.	Morgan Stanley	902	33,373	32,165	295
Lamb Weston Holdings, Inc.	Morgan Stanley	294	23,189	26,272	4,113
MGP Ingredients, Inc.	Morgan Stanley	28	3,157	2,979	(49)
Molson Coors Beverage Co., Class B	Morgan Stanley	81	4,218	4,173	135
Monster Beverage Corp.	Morgan Stanley	83	8,382	8,427	390
PepsiCo, Inc.	Morgan Stanley	216	35,422	39,023	5,752
Philip Morris International, Inc.	Morgan Stanley	210	18,814	21,254	3,463
Pilgrim's Pride Corp.	Morgan Stanley	1,761	46,721	41,789	(3,001)
Primo Water Corp. (Canada)	Morgan Stanley	574	7,678	8,920	1,622
TreeHouse Foods, Inc.	Morgan Stanley	174	5,586	8,592	3,236
		9,686	550,002	580,940	61,178
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	319	31,958	35,023	5,127
Acadia Healthcare Co., Inc.	Morgan Stanley	71	3,793	5,845	2,207
Addus HomeCare Corp.	Morgan Stanley	20	2,029	1,990	43
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	3,121	48,142	55,054	8,903
AmerisourceBergen Corp.	Morgan Stanley	85	11,881	14,085	2,822
Avanos Medical, Inc.	Morgan Stanley	336	9,520	9,092	(35)
Axonics, Inc.	Morgan Stanley	701	49,354	43,834	(3,582)
Cardinal Health, Inc.	Morgan Stanley	1,067	72,193	82,020	13,806
Centene Corp.	Morgan Stanley	864	66,301	70,857	7,298
Cigna Corp.	Morgan Stanley	51	14,371	16,898	3,222
Cooper Cos., Inc. (The)	Morgan Stanley	35	9,002	11,573	3,648
Cross Country Healthcare, Inc.	Morgan Stanley	679	20,780	18,041	(1,881)
CVS Health Corp.	Morgan Stanley	1,237	113,820	115,276	6,805
DaVita, Inc.	Morgan Stanley	239	18,027	17,846	564
DENTSPLY SIRONA, Inc.	Morgan Stanley	342	10,212	10,889	1,146
Dexcom, Inc.	Morgan Stanley	1,919	210,974	217,308	15,062
Edwards Lifesciences Corp.	Morgan Stanley	722	51,772	53,868	4,056

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Elevance Health, Inc.	Morgan Stanley	44	$18,903	$22,571	$4,625
Enovis Corp.	Morgan Stanley	1,152	60,582	61,655	3,579
Envista Holdings Corp.	Morgan Stanley	619	20,429	20,842	1,246
Fulgent Genetics, Inc.	Morgan Stanley	756	41,664	22,514	(17,428)
HCA Healthcare, Inc.	Morgan Stanley	150	28,568	35,994	9,019
Hims & Hers Health, Inc.	Morgan Stanley	449	3,090	2,878	(86)
Hologic, Inc.	Morgan Stanley	293	19,398	21,919	3,322
Humana, Inc.	Morgan Stanley	239	125,460	122,413	1,935
IDEXX Laboratories, Inc.	Morgan Stanley	67	23,586	27,333	4,723
Inspire Medical Systems, Inc.	Morgan Stanley	324	74,921	81,609	9,787
Insulet Corp.	Morgan Stanley	104	30,272	30,617	1,596
Intuitive Surgical, Inc.	Morgan Stanley	82	21,883	21,759	780
Laboratory Corp. of America Holdings	Morgan Stanley	37	8,477	8,713	589
Lantheus Holdings, Inc.	Morgan Stanley	1,775	102,123	90,454	(7,444)
LivaNova PLC (United Kingdom)	Morgan Stanley	246	14,339	13,663	(135)
McKesson Corp.	Morgan Stanley	63	16,610	23,633	8,077
Medtronic PLC (Ireland)	Morgan Stanley	564	46,249	43,834	(124)
Meridian Bioscience, Inc.	Morgan Stanley	144	4,656	4,782	323
Molina Healthcare, Inc.	Morgan Stanley	137	38,169	45,240	8,650
NextGen Healthcare, Inc.	Morgan Stanley	206	4,017	3,869	17
Option Care Health, Inc.	Morgan Stanley	321	9,014	9,659	1,014
Quest Diagnostics, Inc.	Morgan Stanley	165	22,388	25,813	4,651
Shockwave Medical, Inc.	Morgan Stanley	262	64,628	53,870	(8,325)
Signify Health, Inc., Class A	Morgan Stanley	862	24,642	24,705	1,081
STAAR Surgical Co.	Morgan Stanley	532	42,193	25,823	(14,625)
Teladoc Health, Inc.	Morgan Stanley	805	23,871	19,038	(4,229)
Teleflex, Inc.	Morgan Stanley	157	32,321	39,192	8,302
TransMedics Group, Inc.	Morgan Stanley	303	18,090	18,701	1,358
UFP Technologies, Inc.	Morgan Stanley	8	916	943	64
UnitedHealth Group, Inc.	Morgan Stanley	63	30,305	33,401	4,860
ViewRay, Inc.	Morgan Stanley	340	1,576	1,523	11
Zimmer Biomet Holdings, Inc.	Morgan Stanley	164	16,897	20,910	5,904
		23,241	1,734,366	1,759,369	102,328
Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	165	12,777	13,000	759
Coty, Inc., Class A	Morgan Stanley	1,669	10,687	14,287	4,496
elf Beauty, Inc.	Morgan Stanley	1,405	69,092	77,696	11,462
Kimberly-Clark Corp.	Morgan Stanley	327	41,942	44,390	4,851
Procter & Gamble Co. (The)	Morgan Stanley	374	49,146	56,683	9,700
Spectrum Brands Holdings, Inc.	Morgan Stanley	139	5,830	8,468	3,335
		4,079	189,474	214,524	34,603
Materials
Air Products and Chemicals, Inc.	Morgan Stanley	158	43,040	48,705	7,823
Albemarle Corp.	Morgan Stanley	670	187,810	145,296	(34,495)
Alpha Metallurgical Resources, Inc.	Morgan Stanley	411	56,626	60,166	7,979
ATI, Inc.	Morgan Stanley	335	9,667	10,003	749
Avery Dennison Corp.	Morgan Stanley	44	7,905	7,964	396
Avient Corp.	Morgan Stanley	132	4,111	4,456	547

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Ball Corp.	Morgan Stanley	908	$48,223	$46,435	$303
Celanese Corp.	Morgan Stanley	276	30,212	28,218	(420)
CF Industries Holdings, Inc.	Morgan Stanley	555	44,943	47,286	4,841
Dow, Inc.	Morgan Stanley	456	22,710	22,978	1,805
DuPont de Nemours, Inc.	Morgan Stanley	210	11,489	14,412	3,713
Eagle Materials, Inc.	Morgan Stanley	34	3,917	4,517	779
Eastman Chemical Co.	Morgan Stanley	568	45,351	46,258	3,305
First Majestic Silver Corp. (Canada)	Morgan Stanley	2,305	20,876	19,224	(793)
Franco-Nevada Corp. (Canada)	Morgan Stanley	679	87,528	92,670	8,899
Freeport-McMoRan, Inc.	Morgan Stanley	586	19,876	22,268	3,227
Greif, Inc., Class A	Morgan Stanley	224	14,968	15,021	765
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	1,750	8,024	8,873	1,181
Huntsman Corp.	Morgan Stanley	323	8,945	8,876	346
IAMGOLD Corp. (Canada)	Morgan Stanley	563	1,377	1,453	132
Ingevity Corp.	Morgan Stanley	78	5,681	5,494	48
Innospec, Inc.	Morgan Stanley	1	103	103	6
International Flavors & Fragrances, Inc.	Morgan Stanley	284	28,655	29,775	2,532
International Paper Co.	Morgan Stanley	903	32,141	31,271	997
Linde PLC (Ireland)	Morgan Stanley	23	6,498	7,502	1,562
Martin Marietta Materials, Inc.	Morgan Stanley	48	15,901	16,223	1,037
Mosaic Co. (The)	Morgan Stanley	1,065	49,772	46,722	(708)
Myers Industries, Inc.	Morgan Stanley	4	90	89	1
Newmont Corp.	Morgan Stanley	328	15,424	15,482	736
Nucor Corp.	Morgan Stanley	744	90,413	98,067	12,196
Nutrien Ltd. (Canada)	Morgan Stanley	242	18,624	17,673	(84)
Olin Corp.	Morgan Stanley	1,160	54,285	61,410	9,761
Packaging Corp. of America	Morgan Stanley	134	17,731	17,140	398
Perimeter Solutions SA (Luxembourg)	Morgan Stanley	1,032	9,862	9,432	(22)
PPG Industries, Inc.	Morgan Stanley	57	7,269	7,167	225
Reliance Steel & Aluminum Co.	Morgan Stanley	120	23,160	24,293	2,231
Sealed Air Corp.	Morgan Stanley	11	548	549	62
Silgan Holdings, Inc.	Morgan Stanley	254	12,412	13,167	1,306
SSR Mining, Inc. (Canada)	Morgan Stanley	414	6,556	6,487	229
Steel Dynamics, Inc.	Morgan Stanley	128	12,351	12,506	689
Sylvamo Corp.	Morgan Stanley	186	6,624	9,038	2,726
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	525	13,940	19,856	6,591
TimkenSteel Corp.	Morgan Stanley	250	4,316	4,543	404
Warrior Met Coal, Inc.	Morgan Stanley	661	21,586	22,897	2,695
Westlake Corp.	Morgan Stanley	58	5,920	5,947	297
Westrock Co.	Morgan Stanley	889	33,953	31,257	(1,071)
		20,786	1,171,413	1,169,169	55,926
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	304	22,085	23,271	2,167
Alphabet, Inc., Class A	Morgan Stanley	1,398	135,220	123,346	(6,281)
Bumble, Inc., Class A	Morgan Stanley	346	7,107	7,283	470
Cable One, Inc.	Morgan Stanley	29	19,871	20,644	1,665
Charter Communications, Inc., Class A	Morgan Stanley	478	162,296	162,090	4,617
Cinemark Holdings, Inc.	Morgan Stanley	7,374	95,058	63,859	(27,267)
Comcast Corp., Class A	Morgan Stanley	835	25,848	29,200	4,421

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Electronic Arts, Inc.	Morgan Stanley	939	$119,936	$114,727	$(129)
Fox Corp., Class A	Morgan Stanley	1,455	46,333	44,188	(149)
Integral Ad Science Holding Corp.	Morgan Stanley	34	300	299	10
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	351	11,573	11,692	689
Live Nation Entertainment, Inc.	Morgan Stanley	304	22,245	21,201	(215)
Madison Square Garden Sports Corp.	Morgan Stanley	52	7,632	9,533	2,855
Match Group, Inc.	Morgan Stanley	2,967	135,148	123,101	(6,456)
Meta Platforms, Inc., Class A	Morgan Stanley	1,092	132,629	131,411	4,073
Netflix, Inc.	Morgan Stanley	355	79,965	104,682	28,025
New York Times Co. (The), Class A	Morgan Stanley	107	3,460	3,473	161
News Corp., Class A	Morgan Stanley	1,380	22,382	25,116	3,705
Nexstar Media Group, Inc.	Morgan Stanley	42	7,183	7,351	467
PubMatic, Inc., Class A	Morgan Stanley	374	6,692	4,791	(1,625)
Shutterstock, Inc.	Morgan Stanley	397	22,317	20,930	(283)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	437	7,575	6,778	(437)
Sirius XM Holdings, Inc.	Morgan Stanley	12,449	76,678	72,702	(804)
Stagwell, Inc.	Morgan Stanley	14	87	87	3
TEGNA, Inc.	Morgan Stanley	355	7,135	7,522	757
TripAdvisor, Inc.	Morgan Stanley	4,227	102,052	76,001	(22,048)
ZipRecruiter, Inc., Class A	Morgan Stanley	815	13,519	13,382	418
		38,910	1,292,326	1,228,660	(11,191)
Pharmaceuticals, Biotechnology & Life Sciences
Aclaris Therapeutics, Inc.	Morgan Stanley	7	112	110	1
Amphastar Pharmaceuticals, Inc.	Morgan Stanley	309	9,987	8,658	(917)
Biogen, Inc.	Morgan Stanley	116	32,007	32,123	1,439
Bio-Techne Corp.	Morgan Stanley	226	17,675	18,731	1,803
Bristol-Myers Squibb Co.	Morgan Stanley	1,413	100,579	101,665	5,663
Celldex Therapeutics, Inc.	Morgan Stanley	20	851	891	79
Charles River Laboratories International, Inc.	Morgan Stanley	36	7,437	7,844	714
Corcept Therapeutics, Inc.	Morgan Stanley	491	9,148	9,972	1,201
Dynavax Technologies Corp.	Morgan Stanley	2,463	28,774	26,206	(1,413)
Elanco Animal Health, Inc.	Morgan Stanley	4,059	51,505	49,601	(250)
Exelixis, Inc.	Morgan Stanley	2,995	49,495	48,040	592
Harmony Biosciences Holdings, Inc.	Morgan Stanley	29	1,598	1,598	65
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	104	7,862	11,835	4,298
Illumina, Inc.	Morgan Stanley	516	106,043	104,335	1,977
Innoviva, Inc.	Morgan Stanley	1,309	15,579	17,344	2,525
Ionis Pharmaceuticals, Inc.	Morgan Stanley	1,209	49,000	45,664	(1,310)
IQVIA Holdings, Inc.	Morgan Stanley	657	129,733	134,613	10,234
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	385	56,917	61,334	6,873
Johnson & Johnson	Morgan Stanley	347	59,127	61,298	5,141
Maravai LifeSciences Holdings, Inc., Class A	Morgan Stanley	1,947	44,896	27,862	(16,174)
Merck & Co., Inc.	Morgan Stanley	603	60,966	66,903	8,892
Mettler-Toledo International, Inc.	Morgan Stanley	32	35,547	46,254	12,177
Moderna, Inc.	Morgan Stanley	233	27,586	41,851	15,405
Myovant Sciences Ltd. (Bermuda)	Morgan Stanley	102	1,687	2,750	1,132
Neurocrine Biosciences, Inc.	Morgan Stanley	54	6,193	6,450	534
Organon & Co.	Morgan Stanley	192	5,262	5,363	317
PerkinElmer, Inc.	Morgan Stanley	221	29,679	30,989	2,560

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Pfizer, Inc.	Morgan Stanley	1,288	$55,240	$65,997	$13,615
Provention Bio, Inc.	Morgan Stanley	648	6,078	6,849	1,021
QIAGEN N. V. (Netherlands)	Morgan Stanley	893	41,643	44,534	4,621
Sarepta Therapeutics, Inc.	Morgan Stanley	84	6,282	10,885	4,861
SIGA Technologies, Inc.	Morgan Stanley	6,346	68,050	46,707	(20,240)
TG Therapeutics, Inc.	Morgan Stanley	1,798	15,086	21,270	6,807
Veracyte, Inc.	Morgan Stanley	1,087	29,089	25,795	(2,287)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	128	37,241	36,964	1,238
Viatris, Inc.	Morgan Stanley	5,917	57,739	65,856	11,580
Vir Biotechnology, Inc.	Morgan Stanley	589	13,391	14,908	2,068
West Pharmaceutical Services, Inc.	Morgan Stanley	194	49,088	45,658	(1,634)
Zoetis, Inc.	Morgan Stanley	102	14,864	14,948	698
		39,149	1,339,036	1,370,655	85,906
Retailing
Academy Sports & Outdoors, Inc.	Morgan Stanley	308	12,932	16,182	3,808
Amazon.com, Inc.	Morgan Stanley	1,462	159,455	122,808	(30,050)
AutoNation, Inc.	Morgan Stanley	414	43,132	44,422	3,056
AutoZone, Inc.	Morgan Stanley	9	16,393	22,196	6,480
Bath & Body Works, Inc.	Morgan Stanley	1,857	54,525	78,254	26,580
Best Buy Co., Inc.	Morgan Stanley	13	879	1,043	209
Buckle, Inc. (The)	Morgan Stanley	712	21,485	32,289	12,761
Dillard's, Inc., Class A	Morgan Stanley	49	13,272	15,837	3,837
eBay, Inc.	Morgan Stanley	930	35,801	38,567	4,493
Etsy, Inc.	Morgan Stanley	334	32,003	40,007	9,327
Group 1 Automotive, Inc.	Morgan Stanley	96	15,611	17,316	2,459
Home Depot, Inc. (The)	Morgan Stanley	76	21,509	24,005	3,643
LKQ Corp.	Morgan Stanley	799	38,829	42,675	6,013
Lowe's Cos., Inc.	Morgan Stanley	251	44,703	50,009	7,536
MarineMax, Inc.	Morgan Stanley	391	14,954	12,207	(2,138)
Murphy USA, Inc.	Morgan Stanley	387	105,495	108,182	7,004
Nordstrom, Inc.	Morgan Stanley	1,532	26,682	24,726	(788)
ODP Corp. (The)	Morgan Stanley	475	16,262	21,632	6,041
Ollie's Bargain Outlet Holdings, Inc.	Morgan Stanley	360	16,711	16,862	842
O'Reilly Automotive, Inc.	Morgan Stanley	31	25,589	26,165	1,634
Overstock.com, Inc.	Morgan Stanley	1,366	32,340	26,446	(4,557)
Ross Stores, Inc.	Morgan Stanley	684	55,562	79,392	26,803
Target Corp.	Morgan Stanley	420	63,261	62,597	1,652
Ulta Beauty, Inc.	Morgan Stanley	47	16,912	22,046	6,223
Urban Outfitters, Inc.	Morgan Stanley	2,061	52,887	49,155	(1,545)
Warby Parker, Inc., Class A	Morgan Stanley	1,393	21,878	18,792	(2,182)
		16,457	959,062	1,013,812	99,141
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	Morgan Stanley	31	5,148	5,085	(358)
Applied Materials, Inc.	Morgan Stanley	321	27,593	31,259	4,930
Axcelis Technologies, Inc.	Morgan Stanley	687	38,884	54,520	17,244
Broadcom, Inc.	Morgan Stanley	61	29,346	34,107	7,135
Cohu, Inc.	Morgan Stanley	45	1,453	1,442	48
Diodes, Inc.	Morgan Stanley	213	17,527	16,218	(585)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Semiconductors & Semiconductor Equipment — (continued)
Enphase Energy, Inc.	Morgan Stanley	522	$148,968	$138,309	$(4,496)
GLOBALFOUNDRIES, Inc. (Cayman Islands)	Morgan Stanley	2,453	150,959	132,192	(12,522)
Impinj, Inc.	Morgan Stanley	82	9,944	8,953	(581)
Lam Research Corp.	Morgan Stanley	392	153,738	164,758	17,735
Lattice Semiconductor Corp.	Morgan Stanley	486	23,716	31,532	8,796
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	60	3,758	3,779	175
Marvell Technology, Inc.	Morgan Stanley	1,024	39,297	37,929	(514)
MaxLinear, Inc.	Morgan Stanley	922	34,290	31,302	(1,673)
Microchip Technology, Inc.	Morgan Stanley	1,056	66,164	74,184	11,086
Monolithic Power Systems, Inc.	Morgan Stanley	17	5,875	6,011	388
NXP Semiconductors NV (Netherlands)	Morgan Stanley	648	97,321	102,403	9,580
ON Semiconductor Corp.	Morgan Stanley	1,641	103,373	102,349	3,103
Photronics, Inc.	Morgan Stanley	1,332	23,272	22,418	107
Power Integrations, Inc.	Morgan Stanley	197	14,297	14,129	523
Qorvo, Inc.	Morgan Stanley	39	3,496	3,535	183
QUALCOMM, Inc.	Morgan Stanley	545	60,582	59,917	1,921
Rambus, Inc.	Morgan Stanley	1,699	47,483	60,858	15,339
Semtech Corp.	Morgan Stanley	1,054	39,470	30,239	(8,446)
Silicon Laboratories, Inc.	Morgan Stanley	123	15,301	16,687	2,054
Skyworks Solutions, Inc.	Morgan Stanley	174	15,169	15,857	1,397
Synaptics, Inc.	Morgan Stanley	697	78,649	66,327	(9,070)
Teradyne, Inc.	Morgan Stanley	243	22,365	21,226	(200)
Universal Display Corp.	Morgan Stanley	80	7,687	8,643	1,297
Veeco Instruments, Inc.	Morgan Stanley	38	702	706	32
		16,882	1,285,827	1,296,874	64,628
Software & Services
A10 Networks, Inc.	Morgan Stanley	60	1,011	998	27
Accenture PLC, Class A (Ireland)	Morgan Stanley	534	139,663	142,493	8,809
Adobe, Inc.	Morgan Stanley	180	50,634	60,575	12,035
Akamai Technologies, Inc.	Morgan Stanley	683	55,921	57,577	3,969
ANSYS, Inc.	Morgan Stanley	163	34,209	39,379	6,584
Autodesk, Inc.	Morgan Stanley	396	76,777	74,001	399
Automatic Data Processing, Inc.	Morgan Stanley	420	98,285	100,321	6,505
Bentley Systems, Inc., Class B	Morgan Stanley	163	5,137	6,024	1,126
BlackBerry Ltd. (Canada)	Morgan Stanley	1,541	8,301	5,024	(3,485)
Box, Inc., Class A	Morgan Stanley	715	20,365	22,258	2,732
Broadridge Financial Solutions, Inc.	Morgan Stanley	228	32,471	30,582	(381)
Ceridian HCM Holding, Inc.	Morgan Stanley	385	20,520	24,698	5,047
Descartes Systems Group, Inc. (The) (Canada)	Morgan Stanley	124	7,907	8,637	1,055
Docebo, Inc. (Canada)	Morgan Stanley	12	379	398	33
DocuSign, Inc.	Morgan Stanley	1,627	90,941	90,168	2,989
Dolby Laboratories, Inc., Class A	Morgan Stanley	110	7,068	7,759	1,012
Dropbox, Inc., Class A	Morgan Stanley	2,330	49,955	52,145	4,256
DXC Technology Co.	Morgan Stanley	2,095	58,809	55,517	(990)
Euronet Worldwide, Inc.	Morgan Stanley	377	32,333	35,581	4,543
Fidelity National Information Services, Inc.	Morgan Stanley	710	45,113	48,173	5,220
FleetCor Technologies, Inc.	Morgan Stanley	111	20,467	20,388	768
Fortinet, Inc.	Morgan Stanley	923	48,699	45,125	(1,559)
Gartner, Inc.	Morgan Stanley	84	23,662	28,236	5,551

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Global Payments, Inc.	Morgan Stanley	224	$22,750	$22,248	$493
Hackett Group, Inc. (The)	Morgan Stanley	4	81	81	2
InterDigital, Inc.	Morgan Stanley	175	9,030	8,659	(4)
Jack Henry & Associates, Inc.	Morgan Stanley	256	46,480	44,943	487
KnowBe4, Inc., Class A	Morgan Stanley	305	7,519	7,558	349
Manhattan Associates, Inc.	Morgan Stanley	89	10,006	10,805	1,244
Microsoft Corp.	Morgan Stanley	575	131,969	137,896	12,005
Model N, Inc.	Morgan Stanley	19	767	771	34
MongoDB, Inc.	Morgan Stanley	303	59,818	59,643	2,299
N-able, Inc.	Morgan Stanley	119	1,319	1,223	(42)
NCR Corp.	Morgan Stanley	1,054	20,531	24,674	5,157
New Relic, Inc.	Morgan Stanley	238	14,689	13,435	(647)
Nutanix, Inc., Class A	Morgan Stanley	2,426	55,309	63,197	10,035
Palo Alto Networks, Inc.	Morgan Stanley	95	14,876	13,256	(1,606)
Paychex, Inc.	Morgan Stanley	496	56,421	57,318	3,456
Paycom Software, Inc.	Morgan Stanley	22	5,854	6,827	1,483
PayPal Holdings, Inc.	Morgan Stanley	2,652	196,985	188,875	(4,950)
Qualys, Inc.	Morgan Stanley	431	54,481	48,371	(4,075)
Roper Technologies, Inc.	Morgan Stanley	22	8,094	9,506	1,992
Salesforce, Inc.	Morgan Stanley	1,098	150,686	145,584	(2,062)
ServiceNow, Inc.	Morgan Stanley	280	111,159	108,716	1,028
Shift4 Payments, Inc., Class A	Morgan Stanley	320	13,967	17,898	5,094
Shopify, Inc., Class A (Canada)	Morgan Stanley	195	7,504	6,768	(491)
Splunk, Inc.	Morgan Stanley	1,466	127,350	126,208	4,126
SPS Commerce, Inc.	Morgan Stanley	43	5,317	5,522	425
SS&C Technologies Holdings, Inc.	Morgan Stanley	398	20,478	20,720	1,128
Tyler Technologies, Inc.	Morgan Stanley	29	8,375	9,350	1,381
UserTesting, Inc.	Morgan Stanley	66	495	496	20
VeriSign, Inc.	Morgan Stanley	152	26,344	31,227	6,079
Verra Mobility Corp.	Morgan Stanley	408	5,981	5,643	(96)
WEX, Inc.	Morgan Stanley	195	30,818	31,912	2,369
Workday, Inc., Class A	Morgan Stanley	145	25,296	24,263	12
Yext, Inc.	Morgan Stanley	334	2,121	2,181	147
		28,605	2,181,497	2,211,831	113,117
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	877	60,864	66,775	8,799
Apple, Inc.	Morgan Stanley	1,590	213,007	206,589	2,544
Arista Networks, Inc.	Morgan Stanley	299	35,709	36,284	2,022
Avnet, Inc.	Morgan Stanley	131	4,766	5,447	976
Badger Meter, Inc.	Morgan Stanley	5	551	545	16
CDW Corp.	Morgan Stanley	456	77,348	81,432	7,610
Cisco Systems, Inc.	Morgan Stanley	1,174	47,555	55,929	10,718
Corning, Inc.	Morgan Stanley	1,256	40,571	40,117	1,515
Dell Technologies, Inc., Class C	Morgan Stanley	1,825	77,934	73,401	(1,309)
Extreme Networks, Inc.	Morgan Stanley	372	4,463	6,811	2,532
F5, Inc.	Morgan Stanley	540	77,290	77,495	3,402
Hewlett Packard Enterprise Co.	Morgan Stanley	3,080	42,892	49,157	8,530
HP, Inc.	Morgan Stanley	1,249	38,365	33,561	(2,105)
Infinera Corp.	Morgan Stanley	1,367	9,138	9,214	452

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
IonQ, Inc.	Morgan Stanley	3,356	$17,829	$11,578	$(5,607)
Jabil, Inc.	Morgan Stanley	225	13,248	15,345	2,702
Keysight Technologies, Inc.	Morgan Stanley	128	21,341	21,897	1,438
NetApp, Inc.	Morgan Stanley	407	29,283	24,444	(2,913)
NetScout Systems, Inc.	Morgan Stanley	556	18,854	18,076	1
OSI Systems, Inc.	Morgan Stanley	21	1,718	1,670	22
PC Connection, Inc.	Morgan Stanley	4	203	188	(8)
Sanmina Corp.	Morgan Stanley	185	11,098	10,599	(41)
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	331	38,896	37,999	869
Teledyne Technologies, Inc.	Morgan Stanley	204	82,120	81,582	2,858
Trimble, Inc.	Morgan Stanley	543	28,361	27,454	266
Vishay Intertechnology, Inc.	Morgan Stanley	1,062	22,957	22,907	1,012
Zebra Technologies Corp., Class A	Morgan Stanley	122	36,521	31,282	(3,729)
		21,365	1,052,882	1,047,778	42,572
Telecommunication Services
AT&T, Inc.	Morgan Stanley	2,441	43,277	44,939	4,659
BCE, Inc. (Canada)	Morgan Stanley	749	34,312	32,919	410
EchoStar Corp., Class A	Morgan Stanley	1,330	36,276	22,184	(12,620)
IDT Corp., Class B	Morgan Stanley	8	225	225	9
Iridium Communications, Inc.	Morgan Stanley	154	5,358	7,916	2,778
Lumen Technologies, Inc.	Morgan Stanley	3,775	27,691	19,706	(6,381)
TELUS Corp. (Canada)	Morgan Stanley	996	21,550	19,233	(1,169)
T-Mobile US, Inc.	Morgan Stanley	955	128,585	133,700	10,434
Verizon Communications, Inc.	Morgan Stanley	942	34,806	37,115	4,935
		11,350	332,080	317,937	3,055
Transportation
ArcBest Corp.	Morgan Stanley	1,125	50,157	78,795	31,473
Canadian Pacific Railway Ltd. (Canada)	Morgan Stanley	83	6,264	6,191	193
CH Robinson Worldwide, Inc.	Morgan Stanley	41	3,798	3,754	112
CSX Corp.	Morgan Stanley	580	16,376	17,968	2,325
Expeditors International of Washington, Inc.	Morgan Stanley	1,458	155,453	151,515	3,150
Forward Air Corp.	Morgan Stanley	120	12,113	12,587	1,012
Golden Ocean Group Ltd. (Bermuda)	Morgan Stanley	1,675	14,300	14,556	1,431
Hub Group, Inc., Class A	Morgan Stanley	219	16,437	17,408	1,650
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	70	3,312	3,669	512
Landstar System, Inc.	Morgan Stanley	61	9,159	9,937	1,174
Matson, Inc.	Morgan Stanley	206	16,376	12,877	(2,839)
Norfolk Southern Corp.	Morgan Stanley	110	24,627	27,106	3,676
Old Dominion Freight Line, Inc.	Morgan Stanley	105	26,034	29,797	4,971
Ryder System, Inc.	Morgan Stanley	433	37,519	36,186	316
Union Pacific Corp.	Morgan Stanley	174	35,719	36,030	2,363
United Airlines Holdings, Inc.	Morgan Stanley	2,745	113,310	103,486	(5,136)
United Parcel Service, Inc., Class B	Morgan Stanley	232	38,897	40,331	3,266
XPO, Inc.	Morgan Stanley	239	6,910	7,956	1,331
		9,676	586,761	610,149	50,980
Utilities
AES Corp. (The)	Morgan Stanley	615	14,834	17,687	3,628
Ameren Corp.	Morgan Stanley	8	722	711	18

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
American Water Works Co., Inc.	Morgan Stanley	72	$10,213	$10,974	$1,207
Constellation Energy Corp.	Morgan Stanley	1,329	107,929	114,573	11,334
Dominion Energy, Inc.	Morgan Stanley	179	10,646	10,976	1,084
Entergy Corp.	Morgan Stanley	173	18,783	19,463	1,703
Exelon Corp.	Morgan Stanley	1,406	51,927	60,781	11,516
National Fuel Gas Co.	Morgan Stanley	408	27,857	25,826	(710)
New Jersey Resources Corp.	Morgan Stanley	49	2,414	2,431	116
NRG Energy, Inc.	Morgan Stanley	204	6,618	6,491	146
Otter Tail Corp.	Morgan Stanley	285	19,343	16,732	(1,687)
Public Service Enterprise Group, Inc.	Morgan Stanley	896	50,998	54,898	6,586
Southern Co. (The)	Morgan Stanley	529	34,496	37,776	5,002
		6,153	356,780	379,319	39,943

Total Reference Entity — Long			18,384,176	18,724,748	1,169,239
Short
Automobiles & Components
Dana, Inc.	Morgan Stanley	(4,899)	(117,205)	(74,122)	41,937
Fox Factory Holding Corp.	Morgan Stanley	(577)	(79,519)	(52,640)	26,926
Gentex Corp.	Morgan Stanley	(4,140)	(115,074)	(112,898)	1,904
Gentherm, Inc.	Morgan Stanley	(1,371)	(88,337)	(89,513)	(1,465)
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	(2,074)	(40,962)	(21,051)	19,851
LCI Industries	Morgan Stanley	(336)	(49,406)	(31,063)	16,906
Lucid Group, Inc.	Morgan Stanley	(38,057)	(286,721)	(259,929)	26,216
Luminar Technologies, Inc.	Morgan Stanley	(12,997)	(88,442)	(64,335)	23,929
Patrick Industries, Inc.	Morgan Stanley	(237)	(20,804)	(14,362)	6,025
QuantumScape Corp.	Morgan Stanley	(10,556)	(94,861)	(59,853)	34,802
Standard Motor Products, Inc.	Morgan Stanley	(1,119)	(43,667)	(38,941)	4,263
XPEL, Inc.	Morgan Stanley	(259)	(17,705)	(15,556)	2,081
		(76,622)	(1,042,703)	(834,263)	203,375
Capital Goods
AAON, Inc.	Morgan Stanley	(1,167)	(66,254)	(87,898)	(22,690)
AAR Corp.	Morgan Stanley	(197)	(8,504)	(8,845)	(359)
Acuity Brands, Inc.	Morgan Stanley	(280)	(57,270)	(46,371)	11,142
Aerojet Rocketdyne Holdings, Inc.	Morgan Stanley	(4,092)	(183,307)	(228,866)	(46,449)
AerSale Corp.	Morgan Stanley	(46)	(717)	(746)	(32)
AGCO Corp.	Morgan Stanley	(589)	(77,039)	(81,688)	(6,295)
Alamo Group, Inc.	Morgan Stanley	(209)	(26,593)	(29,594)	(3,102)
Allegion PLC (Ireland)	Morgan Stanley	(452)	(47,569)	(47,578)	(333)
Ameresco, Inc., Class A	Morgan Stanley	(760)	(43,925)	(43,426)	410
American Woodmark Corp.	Morgan Stanley	(748)	(54,780)	(36,547)	18,251
API Group Corp.	Morgan Stanley	(3,685)	(63,109)	(69,315)	(6,605)
AZEK Co., Inc. (The)	Morgan Stanley	(17,543)	(522,233)	(356,474)	164,628
AZZ, Inc.	Morgan Stanley	(913)	(36,674)	(36,703)	(212)
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	(30,513)	(288,988)	(146,157)	143,330
Beacon Roofing Supply, Inc.	Morgan Stanley	(4,300)	(254,457)	(226,997)	26,949
BWX Technologies, Inc.	Morgan Stanley	(1,680)	(103,617)	(97,574)	3,953
Cadre Holdings, Inc.	Morgan Stanley	(837)	(21,380)	(16,857)	4,409
ChargePoint Holdings, Inc.	Morgan Stanley	(7,332)	(74,563)	(69,874)	4,422

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Columbus McKinnon Corp.	Morgan Stanley	(458)	$(18,065)	$(14,871)	$3,069
Comfort Systems USA, Inc.	Morgan Stanley	(290)	(26,531)	(33,373)	(7,616)
Construction Partners, Inc., Class A	Morgan Stanley	(2,457)	(66,084)	(65,577)	343
Core & Main, Inc., Class A	Morgan Stanley	(2,395)	(53,088)	(46,247)	6,773
CSW Industrials, Inc.	Morgan Stanley	(174)	(21,065)	(20,172)	774
Cummins, Inc.	Morgan Stanley	(2,240)	(557,005)	(542,730)	11,646
Curtiss-Wright Corp.	Morgan Stanley	(870)	(129,576)	(145,281)	(16,963)
Dycom Industries, Inc.	Morgan Stanley	(1,799)	(163,383)	(168,386)	(5,332)
Eaton Corp. PLC (Ireland)	Morgan Stanley	(505)	(80,475)	(79,260)	866
Energy Recovery, Inc.	Morgan Stanley	(1,868)	(39,690)	(38,275)	1,293
EnerSys	Morgan Stanley	(2,129)	(163,853)	(157,205)	4,537
ESCO Technologies, Inc.	Morgan Stanley	(236)	(18,304)	(20,659)	(2,602)
Evoqua Water Technologies Corp.	Morgan Stanley	(5,108)	(188,471)	(202,277)	(14,801)
Federal Signal Corp.	Morgan Stanley	(1,904)	(73,352)	(88,479)	(15,582)
Flowserve Corp.	Morgan Stanley	(9,846)	(314,473)	(302,075)	8,632
Franklin Electric Co., Inc.	Morgan Stanley	(819)	(67,864)	(65,315)	1,852
FuelCell Energy, Inc.	Morgan Stanley	(5,190)	(13,866)	(14,428)	(591)
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(3,888)	(47,486)	(44,362)	3,016
Generac Holdings, Inc.	Morgan Stanley	(1,382)	(147,234)	(139,112)	7,826
Gibraltar Industries, Inc.	Morgan Stanley	(786)	(36,138)	(36,062)	(63)
GMS, Inc.	Morgan Stanley	(469)	(27,827)	(23,356)	4,631
GrafTech International Ltd.	Morgan Stanley	(4,699)	(24,637)	(22,367)	2,206
Greenbrier Cos., Inc. (The)	Morgan Stanley	(113)	(5,347)	(3,789)	1,711
Hayward Holdings, Inc.	Morgan Stanley	(3,278)	(37,101)	(30,813)	6,243
Helios Technologies, Inc.	Morgan Stanley	(78)	(4,261)	(4,246)	5
Herc Holdings, Inc.	Morgan Stanley	(2,398)	(328,138)	(315,505)	7,597
Hillenbrand, Inc.	Morgan Stanley	(2,399)	(109,427)	(102,365)	5,867
Huntington Ingalls Industries, Inc.	Morgan Stanley	(2,072)	(482,932)	(477,969)	2,274
JELD-WEN Holding, Inc.	Morgan Stanley	(14,426)	(241,944)	(139,211)	102,216
John Bean Technologies Corp.	Morgan Stanley	(1,109)	(100,672)	(101,285)	(897)
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(14,104)	(221,198)	(145,553)	75,200
Lennox International, Inc.	Morgan Stanley	(1,056)	(264,880)	(252,627)	9,412
Masonite International Corp. (Canada)	Morgan Stanley	(409)	(40,318)	(32,969)	7,266
MasTec, Inc.	Morgan Stanley	(1,971)	(164,153)	(168,185)	(4,635)
Maxar Technologies, Inc.	Morgan Stanley	(2,220)	(52,587)	(114,863)	(64,425)
MDU Resources Group, Inc.	Morgan Stanley	(2,478)	(74,273)	(75,183)	(3,462)
Mercury Systems, Inc.	Morgan Stanley	(5,799)	(337,194)	(259,447)	77,070
Middleby Corp. (The)	Morgan Stanley	(1,739)	(275,520)	(232,852)	42,160
MRC Global, Inc.	Morgan Stanley	(4,433)	(46,165)	(51,334)	(5,424)
Mueller Water Products, Inc., Class A	Morgan Stanley	(12,685)	(145,577)	(136,491)	7,788
MYR Group, Inc.	Morgan Stanley	(506)	(46,277)	(46,587)	(404)
Oshkosh Corp.	Morgan Stanley	(2,612)	(219,591)	(230,352)	(13,062)
Parker-Hannifin Corp.	Morgan Stanley	(1,378)	(418,919)	(400,998)	16,949
Parsons Corp.	Morgan Stanley	(582)	(24,599)	(26,918)	(2,638)
Plug Power, Inc.	Morgan Stanley	(6,057)	(102,081)	(74,925)	26,951
Primoris Services Corp.	Morgan Stanley	(5,397)	(128,730)	(118,410)	8,903
Proterra, Inc.	Morgan Stanley	(1,895)	(8,787)	(7,144)	1,624
Proto Labs, Inc.	Morgan Stanley	(688)	(138,242)	(17,565)	124,251
Regal Rexnord Corp.	Morgan Stanley	(950)	(140,381)	(113,981)	24,985

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Capital Goods — (continued)
Resideo Technologies, Inc.	Morgan Stanley	(3,021)	$(63,585)	$(49,695)	$13,759
REV Group, Inc.	Morgan Stanley	(105)	(1,340)	(1,325)	7
Rush Enterprises, Inc., Class A	Morgan Stanley	(1,478)	(72,877)	(77,270)	(4,685)
Sensata Technologies Holding PLC (United Kingdom)	Morgan Stanley	(4,330)	(225,470)	(174,845)	49,212
Shyft Group, Inc. (The)	Morgan Stanley	(85)	(2,090)	(2,113)	(28)
SiteOne Landscape Supply, Inc.	Morgan Stanley	(1,135)	(154,591)	(133,158)	21,642
SPX Technologies, Inc.	Morgan Stanley	(889)	(52,321)	(58,363)	(6,227)
Stanley Black & Decker, Inc.	Morgan Stanley	(5,851)	(895,082)	(439,527)	437,102
Stem, Inc.	Morgan Stanley	(4,835)	(51,196)	(43,225)	7,868
Tennant Co.	Morgan Stanley	(526)	(32,177)	(32,386)	(486)
Textainer Group Holdings Ltd. (Bermuda)	Morgan Stanley	(777)	(28,269)	(24,095)	3,259
Timken Co. (The)	Morgan Stanley	(616)	(43,054)	(43,533)	(1,130)
Titan International, Inc.	Morgan Stanley	(167)	(2,516)	(2,558)	(49)
Toro Co. (The)	Morgan Stanley	(1,523)	(136,019)	(172,404)	(41,960)
TransDigm Group, Inc.	Morgan Stanley	(177)	(110,182)	(111,448)	(1,560)
Univar Solutions, Inc.	Morgan Stanley	(3,243)	(98,999)	(103,127)	(5,401)
Vertiv Holdings Co.	Morgan Stanley	(12,512)	(166,639)	(170,914)	(4,942)
Vicor Corp.	Morgan Stanley	(1,189)	(111,197)	(63,909)	47,214
Virgin Galactic Holdings, Inc.	Morgan Stanley	(12,562)	(70,234)	(43,716)	26,376
WESCO International, Inc.	Morgan Stanley	(5,123)	(654,958)	(641,400)	12,246
Woodward, Inc.	Morgan Stanley	(1,424)	(145,907)	(137,573)	7,673
Zurn Elkay Water Solutions Corp.	Morgan Stanley	(1,015)	(24,714)	(21,467)	3,339
		(280,270)	(11,512,157)	(10,130,997)	1,302,085
Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	(4,733)	(205,034)	(210,240)	(7,176)
Alight, Inc., Class A	Morgan Stanley	(23,942)	(198,690)	(200,155)	(2,125)
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(584)	(63,662)	(61,040)	2,440
BrightView Holdings, Inc.	Morgan Stanley	(1,758)	(21,357)	(12,113)	9,212
Cimpress PLC (Ireland)	Morgan Stanley	(74)	(1,921)	(2,043)	(127)
Clean Harbors, Inc.	Morgan Stanley	(350)	(34,196)	(39,942)	(6,220)
CoStar Group, Inc.	Morgan Stanley	(738)	(66,122)	(57,033)	9,398
Driven Brands Holdings, Inc.	Morgan Stanley	(2,977)	(88,190)	(81,302)	6,711
Dun & Bradstreet Holdings, Inc.	Morgan Stanley	(3,635)	(73,142)	(44,565)	30,023
Equifax, Inc.	Morgan Stanley	(1,679)	(334,739)	(326,330)	7,737
FTI Consulting, Inc.	Morgan Stanley	(2,873)	(487,665)	(456,232)	30,457
GFL Environmental, Inc. (Canada)	Morgan Stanley	(1,586)	(62,304)	(46,359)	16,148
Healthcare Services Group, Inc.	Morgan Stanley	(2,657)	(42,980)	(31,884)	9,838
Heritage-Crystal Clean, Inc.	Morgan Stanley	(244)	(7,597)	(7,925)	(345)
HNI Corp.	Morgan Stanley	(834)	(30,558)	(23,711)	6,210
Huron Consulting Group, Inc.	Morgan Stanley	(481)	(31,597)	(34,921)	(3,567)
ICF International, Inc.	Morgan Stanley	(709)	(73,414)	(70,226)	2,907
Jacobs Solutions, Inc.	Morgan Stanley	(1,290)	(165,496)	(154,890)	10,101
KAR Auction Services, Inc.	Morgan Stanley	(5,349)	(81,750)	(69,804)	11,748
KBR, Inc.	Morgan Stanley	(687)	(35,859)	(36,274)	(487)
MillerKnoll, Inc.	Morgan Stanley	(2,891)	(110,946)	(60,740)	49,245
Montrose Environmental Group, Inc.	Morgan Stanley	(301)	(13,357)	(13,361)	(32)
Steelcase, Inc., Class A	Morgan Stanley	(5,547)	(52,796)	(39,217)	12,152
Stericycle, Inc.	Morgan Stanley	(1,038)	(56,329)	(51,786)	4,408
Sterling Check Corp.	Morgan Stanley	(635)	(11,427)	(9,823)	1,586

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Commercial & Professional Services — (continued)
TrueBlue, Inc.	Morgan Stanley	(202)	$(5,780)	$(3,955)	$1,861
UniFirst Corp.	Morgan Stanley	(462)	(83,416)	(89,161)	(6,383)
Upwork, Inc.	Morgan Stanley	(10,891)	(360,327)	(113,702)	246,153
		(79,147)	(2,800,651)	(2,348,734)	441,873
Consumer Durables & Apparel
Acushnet Holdings Corp.	Morgan Stanley	(2,255)	(104,882)	(95,747)	8,293
BRP, Inc. (Canada)	Morgan Stanley	(489)	(33,239)	(37,335)	(4,402)
Brunswick Corp.	Morgan Stanley	(1,842)	(167,523)	(132,771)	32,222
Carter's, Inc.	Morgan Stanley	(1,574)	(133,055)	(117,436)	12,411
Columbia Sportswear Co.	Morgan Stanley	(1,300)	(100,219)	(113,854)	(14,914)
Deckers Outdoor Corp.	Morgan Stanley	(451)	(169,319)	(180,021)	(11,583)
Garmin Ltd. (Switzerland)	Morgan Stanley	(603)	(70,366)	(55,651)	13,176
G-III Apparel Group Ltd.	Morgan Stanley	(752)	(13,183)	(10,310)	3,010
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(1,497)	(46,890)	(41,018)	5,191
Hanesbrands, Inc.	Morgan Stanley	(11,440)	(137,307)	(72,758)	60,181
Hasbro, Inc.	Morgan Stanley	(990)	(59,148)	(60,400)	(1,372)
Helen of Troy Ltd. (Bermuda)	Morgan Stanley	(1,287)	(220,020)	(142,741)	76,859
Installed Building Products, Inc.	Morgan Stanley	(439)	(59,038)	(37,578)	20,701
iRobot Corp.	Morgan Stanley	(1,152)	(71,449)	(55,446)	15,858
La-Z-Boy, Inc.	Morgan Stanley	(1,425)	(44,597)	(32,519)	11,296
Lululemon Athletica, Inc.	Morgan Stanley	(53)	(17,284)	(16,980)	308
Mohawk Industries, Inc.	Morgan Stanley	(1,329)	(145,101)	(135,850)	8,959
Newell Brands, Inc.	Morgan Stanley	(6,807)	(89,482)	(89,036)	(507)
Oxford Industries, Inc.	Morgan Stanley	(249)	(24,669)	(23,202)	1,417
Polaris, Inc.	Morgan Stanley	(219)	(29,364)	(22,119)	9,059
Ralph Lauren Corp.	Morgan Stanley	(271)	(27,161)	(28,637)	(2,071)
Skechers USA, Inc., Class A	Morgan Stanley	(3,215)	(148,474)	(134,869)	12,865
Sonos, Inc.	Morgan Stanley	(2,918)	(50,302)	(49,314)	886
Tempur Sealy International, Inc.	Morgan Stanley	(7,751)	(222,494)	(266,092)	(45,737)
TopBuild Corp.	Morgan Stanley	(289)	(62,193)	(45,226)	16,860
Topgolf Callaway Brands Corp.	Morgan Stanley	(10,582)	(263,136)	(208,995)	53,542
VF Corp.	Morgan Stanley	(2,166)	(73,923)	(59,803)	12,947
Wolverine World Wide, Inc.	Morgan Stanley	(6,837)	(138,017)	(74,728)	61,160
YETI Holdings, Inc.	Morgan Stanley	(2,872)	(174,679)	(118,642)	55,348
		(73,054)	(2,896,514)	(2,459,078)	411,963
Consumer Services
Accel Entertainment, Inc.	Morgan Stanley	(58)	(436)	(447)	(13)
ADT, Inc.	Morgan Stanley	(2,049)	(21,434)	(18,584)	2,442
Bally's Corp.	Morgan Stanley	(1,991)	(88,620)	(38,586)	49,856
Brinker International, Inc.	Morgan Stanley	(4,344)	(137,278)	(138,617)	(8,617)
Cheesecake Factory, Inc. (The)	Morgan Stanley	(838)	(29,168)	(26,573)	2,456
Chegg, Inc.	Morgan Stanley	(5,689)	(120,270)	(143,761)	(24,216)
Choice Hotels International, Inc.	Morgan Stanley	(3,866)	(471,877)	(435,466)	34,991
Churchill Downs, Inc.	Morgan Stanley	(1,591)	(340,513)	(336,385)	2,419
Coursera, Inc.	Morgan Stanley	(3,069)	(50,587)	(36,306)	14,178
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	(1,814)	(188,626)	(171,858)	15,816
Darden Restaurants, Inc.	Morgan Stanley	(1,032)	(140,256)	(142,757)	(3,072)
Dave & Buster's Entertainment, Inc.	Morgan Stanley	(723)	(24,917)	(25,623)	(757)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Services — (continued)
DraftKings, Inc., Class A	Morgan Stanley	(7,433)	$(108,734)	$(84,662)	$23,854
Duolingo, Inc.	Morgan Stanley	(1,116)	(78,334)	(79,381)	(1,205)
Dutch Bros, Inc., Class A	Morgan Stanley	(766)	(24,914)	(21,594)	3,269
Everi Holdings, Inc.	Morgan Stanley	(909)	(18,507)	(13,044)	5,512
First Watch Restaurant Group, Inc.	Morgan Stanley	(457)	(6,692)	(6,183)	494
Frontdoor, Inc.	Morgan Stanley	(825)	(22,102)	(17,160)	4,896
Jack in the Box, Inc.	Morgan Stanley	(1,206)	(86,824)	(82,285)	3,530
Krispy Kreme, Inc.	Morgan Stanley	(4,712)	(65,690)	(48,628)	16,970
Mister Car Wash, Inc.	Morgan Stanley	(10,738)	(126,688)	(99,112)	27,276
Monarch Casino & Resort, Inc.	Morgan Stanley	(294)	(15,397)	(22,606)	(7,477)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(12,735)	(180,685)	(155,876)	24,446
RCI Hospitality Holdings, Inc.	Morgan Stanley	(22)	(2,062)	(2,050)	6
Red Rock Resorts, Inc., Class A	Morgan Stanley	(3,804)	(158,417)	(152,198)	2,602
Shake Shack, Inc., Class A	Morgan Stanley	(3,159)	(186,400)	(131,193)	54,832
Stride, Inc.	Morgan Stanley	(1,730)	(58,224)	(54,114)	3,992
Sweetgreen, Inc., Class A	Morgan Stanley	(1,245)	(11,648)	(10,670)	954
Target Hospitality Corp.	Morgan Stanley	(5,551)	(73,206)	(84,042)	(11,088)
Udemy, Inc.	Morgan Stanley	(750)	(8,492)	(7,913)	562
Vail Resorts, Inc.	Morgan Stanley	(26)	(6,166)	(6,197)	(44)
Wendy's Co. (The)	Morgan Stanley	(8,928)	(203,151)	(202,041)	(3,584)
Wingstop, Inc.	Morgan Stanley	(1)	(185)	(138)	659
Wynn Resorts Ltd.	Morgan Stanley	(748)	(52,229)	(61,688)	(10,084)
		(94,219)	(3,108,729)	(2,857,738)	225,855
Diversified Financials
Blackstone, Inc.	Morgan Stanley	(230)	(21,872)	(17,064)	5,849
Blucora, Inc.	Morgan Stanley	(2,695)	(54,170)	(68,803)	(14,743)
Coinbase Global, Inc., Class A	Morgan Stanley	(2,116)	(128,880)	(74,885)	53,671
Donnelley Financial Solutions, Inc.	Morgan Stanley	(211)	(7,889)	(8,155)	(283)
Invesco Ltd. (Bermuda)	Morgan Stanley	(1,430)	(27,230)	(25,726)	1,657
Moody's Corp.	Morgan Stanley	(290)	(86,830)	(80,800)	5,841
WisdomTree, Inc.	Morgan Stanley	(4,633)	(26,778)	(25,250)	1,133
		(11,605)	(353,649)	(300,683)	53,125
Energy
Antero Midstream Corp.	Morgan Stanley	(4,442)	(47,466)	(47,929)	(3,349)
Cactus, Inc., Class A	Morgan Stanley	(1,864)	(89,587)	(93,685)	(4,809)
California Resources Corp.	Morgan Stanley	(2,581)	(117,726)	(112,299)	3,808
Cameco Corp. (Canada)	Morgan Stanley	(11,065)	(262,505)	(250,844)	10,205
Chord Energy Corp.	Morgan Stanley	(4,363)	(642,894)	(596,902)	40,628
Civitas Resources, Inc.	Morgan Stanley	(2,239)	(141,453)	(129,705)	1,540
Clean Energy Fuels Corp.	Morgan Stanley	(5,623)	(29,162)	(29,240)	(161)
Core Laboratories NV (Netherlands)	Morgan Stanley	(2,626)	(72,201)	(53,229)	18,737
Delek US Holdings, Inc.	Morgan Stanley	(1,720)	(57,519)	(46,440)	11,102
Denison Mines Corp. (Canada)	Morgan Stanley	(35,054)	(42,683)	(40,312)	2,284
Diamond Offshore Drilling, Inc.	Morgan Stanley	(2,877)	(27,917)	(29,921)	(2,061)
DT Midstream, Inc.	Morgan Stanley	(383)	(23,095)	(21,165)	1,726
Earthstone Energy, Inc., Class A	Morgan Stanley	(6,675)	(97,777)	(94,985)	2,595
Excelerate Energy, Inc., Class A	Morgan Stanley	(1,371)	(37,570)	(34,344)	3,150
Green Plains, Inc.	Morgan Stanley	(1,496)	(44,865)	(45,628)	(1,028)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Energy — (continued)
Helix Energy Solutions Group, Inc.	Morgan Stanley	(3,850)	$(26,017)	$(28,413)	$(2,471)
Kinetik Holdings, Inc.	Morgan Stanley	(3,143)	(115,622)	(103,970)	8,133
Laredo Petroleum, Inc.	Morgan Stanley	(347)	(26,185)	(17,843)	8,289
New Fortress Energy, Inc.	Morgan Stanley	(5,436)	(252,622)	(230,595)	21,296
NexGen Energy Ltd. (Canada)	Morgan Stanley	(14,885)	(64,046)	(65,941)	(2,374)
NextDecade Corp.	Morgan Stanley	(166)	(784)	(820)	(39)
Noble Corp. PLC (United Kingdom)	Morgan Stanley	(2,963)	(99,882)	(111,735)	(12,054)
Northern Oil and Gas, Inc.	Morgan Stanley	(2,634)	(77,994)	(81,180)	(5,211)
NOV, Inc.	Morgan Stanley	(5,087)	(100,977)	(106,267)	(5,962)
Oceaneering International, Inc.	Morgan Stanley	(2,585)	(24,823)	(45,212)	(20,787)
Par Pacific Holdings, Inc.	Morgan Stanley	(2,344)	(39,403)	(54,498)	(16,131)
PDC Energy, Inc.	Morgan Stanley	(2,341)	(166,105)	(148,607)	15,485
Permian Resources Corp.	Morgan Stanley	(8,302)	(77,377)	(78,039)	(1,153)
ProFrac Holding Corp., Class A	Morgan Stanley	(1,562)	(36,531)	(39,362)	(2,905)
Ranger Oil Corp., Class A	Morgan Stanley	(3,190)	(118,611)	(128,972)	(10,887)
Select Energy Services, Inc., Class A	Morgan Stanley	(120)	(1,077)	(1,109)	(35)
SilverBow Resources, Inc.	Morgan Stanley	(2,873)	(111,050)	(81,248)	29,587
Targa Resources Corp.	Morgan Stanley	(7,319)	(518,524)	(537,947)	(22,171)
TC Energy Corp. (Canada)	Morgan Stanley	(5,324)	(289,131)	(212,215)	66,893
Tellurian, Inc.	Morgan Stanley	(30,387)	(92,322)	(51,050)	41,088
Uranium Energy Corp.	Morgan Stanley	(18,783)	(76,607)	(72,878)	3,346
Williams Cos., Inc. (The)	Morgan Stanley	(1,637)	(57,963)	(53,857)	2,802
World Fuel Services Corp.	Morgan Stanley	(5,969)	(145,939)	(163,133)	(19,604)
		(215,626)	(4,254,012)	(4,041,519)	159,502
Food & Staples Retailing
Grocery Outlet Holding Corp.	Morgan Stanley	(7,521)	(226,538)	(219,538)	6,545
Performance Food Group Co.	Morgan Stanley	(1,882)	(96,739)	(109,890)	(13,824)
SpartanNash Co.	Morgan Stanley	(2,106)	(67,086)	(63,685)	2,969
United Natural Foods, Inc.	Morgan Stanley	(2,081)	(81,548)	(80,556)	828
		(13,590)	(471,911)	(473,669)	(3,482)
Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(4,490)	(97,485)	(50,064)	42,065
Darling Ingredients, Inc.	Morgan Stanley	(9,068)	(662,370)	(567,566)	93,403
Flowers Foods, Inc.	Morgan Stanley	(4,487)	(123,000)	(128,956)	(8,198)
Freshpet, Inc.	Morgan Stanley	(1,375)	(191,565)	(72,559)	119,948
Hain Celestial Group, Inc. (The)	Morgan Stanley	(8,165)	(156,065)	(132,110)	23,725
Hormel Foods Corp.	Morgan Stanley	(1,381)	(62,837)	(62,905)	(195)
Hostess Brands, Inc.	Morgan Stanley	(3,198)	(78,635)	(71,763)	6,994
Ingredion, Inc.	Morgan Stanley	(729)	(69,901)	(71,391)	(4,630)
J & J Snack Foods Corp.	Morgan Stanley	(806)	(113,690)	(120,666)	(8,802)
J M Smucker Co. (The)	Morgan Stanley	(1,383)	(202,319)	(219,150)	(18,148)
Lancaster Colony Corp.	Morgan Stanley	(252)	(42,847)	(49,720)	(9,127)
McCormick & Co., Inc.	Morgan Stanley	(171)	(17,628)	(14,174)	3,205
Mission Produce, Inc.	Morgan Stanley	(558)	(8,441)	(6,484)	1,939
National Beverage Corp.	Morgan Stanley	(1,211)	(58,842)	(56,348)	2,321
Simply Good Foods Co. (The)	Morgan Stanley	(3,285)	(120,593)	(124,929)	(4,800)
Universal Corp.	Morgan Stanley	(1,372)	(75,251)	(72,455)	777

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Food, Beverage & Tobacco — (continued)
Utz Brands, Inc.	Morgan Stanley	(5,045)	$(94,562)	$(80,014)	$13,240
Vector Group Ltd.	Morgan Stanley	(458)	(5,285)	(5,432)	(159)
		(47,434)	(2,181,316)	(1,906,686)	253,558
Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(5,169)	(140,569)	(86,374)	53,974
23andMe Holding Co., Class A	Morgan Stanley	(1,985)	(4,517)	(4,288)	219
AdaptHealth Corp.	Morgan Stanley	(9,443)	(209,741)	(181,494)	27,817
Agiliti, Inc.	Morgan Stanley	(1,353)	(24,264)	(22,067)	2,143
agilon health, Inc.	Morgan Stanley	(7,600)	(141,650)	(122,664)	18,701
Alcon, Inc. (Switzerland)	Morgan Stanley	(99)	(6,847)	(6,786)	46
Align Technology, Inc.	Morgan Stanley	(645)	(134,004)	(136,031)	(2,296)
Alphatec Holdings, Inc.	Morgan Stanley	(5,349)	(65,255)	(66,060)	(1,135)
American Well Corp., Class A	Morgan Stanley	(1,278)	(3,993)	(3,617)	367
Apollo Medical Holdings, Inc.	Morgan Stanley	(548)	(16,116)	(16,215)	(133)
Baxter International, Inc.	Morgan Stanley	(2,432)	(157,956)	(123,959)	33,534
Brookdale Senior Living, Inc.	Morgan Stanley	(1,893)	(13,227)	(5,168)	8,450
Certara, Inc.	Morgan Stanley	(1,159)	(31,166)	(18,625)	12,477
CONMED Corp.	Morgan Stanley	(1,157)	(125,903)	(102,556)	22,713
Cutera, Inc.	Morgan Stanley	(1,525)	(67,115)	(67,436)	(456)
Doximity, Inc., Class A	Morgan Stanley	(2,290)	(98,014)	(76,852)	22,017
Embecta Corp.	Morgan Stanley	(1,474)	(45,808)	(37,277)	8,296
Enhabit, Inc.	Morgan Stanley	(626)	(16,910)	(8,238)	8,637
Figs, Inc., Class A	Morgan Stanley	(8,860)	(101,725)	(59,628)	41,808
Glaukos Corp.	Morgan Stanley	(1,310)	(58,566)	(57,221)	1,226
Globus Medical, Inc., Class A	Morgan Stanley	(2,802)	(202,363)	(208,105)	(6,148)
GoodRx Holdings, Inc., Class A	Morgan Stanley	(4,565)	(95,348)	(21,273)	73,899
Guardant Health, Inc.	Morgan Stanley	(6,178)	(407,866)	(168,042)	239,006
Haemonetics Corp.	Morgan Stanley	(537)	(50,329)	(42,235)	7,909
HealthEquity, Inc.	Morgan Stanley	(2,761)	(204,115)	(170,188)	35,638
Henry Schein, Inc.	Morgan Stanley	(273)	(22,620)	(21,805)	949
Heska Corp.	Morgan Stanley	(353)	(32,783)	(21,942)	10,774
ICU Medical, Inc.	Morgan Stanley	(2,880)	(471,413)	(453,542)	16,230
Inari Medical, Inc.	Morgan Stanley	(1,071)	(99,135)	(68,073)	30,866
Innovage Holding Corp.	Morgan Stanley	(106)	(745)	(761)	(19)
Integer Holdings Corp.	Morgan Stanley	(1,806)	(137,198)	(123,639)	13,231
iRhythm Technologies, Inc.	Morgan Stanley	(215)	(25,139)	(20,139)	5,011
LifeStance Health Group, Inc.	Morgan Stanley	(4,936)	(36,988)	(24,384)	12,529
Masimo Corp.	Morgan Stanley	(3,827)	(568,558)	(566,205)	(144)
Mesa Laboratories, Inc.	Morgan Stanley	(374)	(79,129)	(62,163)	16,420
Neogen Corp.	Morgan Stanley	(4,538)	(64,563)	(69,114)	(4,681)
Nevro Corp.	Morgan Stanley	(1,579)	(105,525)	(62,528)	43,042
Novocure Ltd. (Jersey)	Morgan Stanley	(685)	(74,828)	(50,245)	25,779
NuVasive, Inc.	Morgan Stanley	(5,033)	(206,328)	(207,561)	(1,647)
Oak Street Health, Inc.	Morgan Stanley	(5,418)	(204,783)	(116,541)	87,698
Omnicell, Inc.	Morgan Stanley	(6,408)	(541,915)	(323,091)	217,738
OrthoPediatrics Corp.	Morgan Stanley	(245)	(9,826)	(9,734)	71
Outset Medical, Inc.	Morgan Stanley	(2,206)	(71,504)	(56,959)	14,023
Owens & Minor, Inc.	Morgan Stanley	(4,379)	(144,624)	(85,522)	58,812
Patterson Cos., Inc.	Morgan Stanley	(3,246)	(92,589)	(90,985)	1,417

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
Pediatrix Medical Group, Inc.	Morgan Stanley	(1,775)	$(38,420)	$(26,377)	$11,969
Phreesia, Inc.	Morgan Stanley	(1,990)	(78,469)	(64,396)	13,696
Progyny, Inc.	Morgan Stanley	(6,158)	(264,354)	(191,822)	72,002
QuidelOrtho Corp.	Morgan Stanley	(8,168)	(666,019)	(699,753)	(35,559)
RadNet, Inc.	Morgan Stanley	(3,449)	(65,615)	(64,945)	538
ResMed, Inc.	Morgan Stanley	(891)	(207,013)	(185,444)	21,160
Schrodinger, Inc.	Morgan Stanley	(5,427)	(242,755)	(101,431)	140,837
Select Medical Holdings Corp.	Morgan Stanley	(7,079)	(179,435)	(175,772)	2,189
Silk Road Medical, Inc.	Morgan Stanley	(776)	(45,834)	(41,012)	4,403
STERIS PLC (Ireland)	Morgan Stanley	(1,736)	(328,733)	(320,622)	6,593
Surgery Partners, Inc.	Morgan Stanley	(2,268)	(108,386)	(63,186)	44,977
Tandem Diabetes Care, Inc.	Morgan Stanley	(5,763)	(294,613)	(259,047)	34,600
Tenet Healthcare Corp.	Morgan Stanley	(3,052)	(129,968)	(148,907)	(19,201)
US Physical Therapy, Inc.	Morgan Stanley	(717)	(71,033)	(58,099)	12,275
Varex Imaging Corp.	Morgan Stanley	(146)	(2,919)	(2,964)	(51)
		(172,011)	(8,137,126)	(6,651,109)	1,467,236
Household & Personal Products
Beauty Health Co. (The)	Morgan Stanley	(7,548)	(86,039)	(68,687)	17,179
BellRing Brands, Inc.	Morgan Stanley	(4,299)	(107,166)	(110,226)	(3,276)
Central Garden & Pet Co., Class A	Morgan Stanley	(1,470)	(59,545)	(52,626)	6,798
Church & Dwight Co., Inc.	Morgan Stanley	(2,013)	(160,320)	(162,268)	(2,475)
Clorox Co. (The)	Morgan Stanley	(56)	(10,462)	(7,858)	2,320
Edgewell Personal Care Co.	Morgan Stanley	(3,969)	(155,695)	(152,965)	1,248
Energizer Holdings, Inc.	Morgan Stanley	(4,112)	(144,483)	(137,958)	1,253
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(1,251)	(303,153)	(310,386)	(9,198)
Inter Parfums, Inc.	Morgan Stanley	(864)	(70,876)	(83,393)	(13,630)
Olaplex Holdings, Inc.	Morgan Stanley	(620)	(17,121)	(3,230)	13,855
Reynolds Consumer Products, Inc.	Morgan Stanley	(1,816)	(55,974)	(54,444)	707
WD-40 Co.	Morgan Stanley	(413)	(74,345)	(66,580)	7,360
		(28,431)	(1,245,179)	(1,210,621)	22,141
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	(3,344)	(200,443)	(173,855)	23,221
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(5,052)	(43,830)	(51,076)	(8,236)
Algoma Steel Group, Inc. (Canada)	Morgan Stanley	(568)	(3,529)	(3,601)	(80)
Arconic Corp.	Morgan Stanley	(6,966)	(183,086)	(147,401)	35,237
Ashland, Inc.	Morgan Stanley	(905)	(100,394)	(97,315)	2,589
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	(2,564)	(84,986)	(65,305)	19,540
Balchem Corp.	Morgan Stanley	(946)	(124,436)	(115,516)	7,988
Barrick Gold Corp. (Canada)	Morgan Stanley	(19,739)	(327,028)	(339,116)	(14,833)
Bioceres Crop Solutions Corp. (Cayman Islands)	Morgan Stanley	(66)	(770)	(794)	(27)
Cabot Corp.	Morgan Stanley	(4,157)	(297,947)	(277,854)	17,603
Century Aluminum Co.	Morgan Stanley	(5,135)	(42,657)	(42,004)	518
Cleveland-Cliffs, Inc.	Morgan Stanley	(42,835)	(615,231)	(690,072)	(76,074)
Coeur Mining, Inc.	Morgan Stanley	(88,765)	(398,041)	(298,250)	98,992
Commercial Metals Co.	Morgan Stanley	(2,793)	(119,506)	(134,902)	(17,621)
Compass Minerals International, Inc.	Morgan Stanley	(430)	(25,782)	(17,630)	7,921
Crown Holdings, Inc.	Morgan Stanley	(8,422)	(666,191)	(692,373)	(27,954)
Ecolab, Inc.	Morgan Stanley	(1,364)	(205,300)	(198,544)	5,698

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Materials — (continued)
Element Solutions, Inc.	Morgan Stanley	(1,531)	$(39,068)	$(27,849)	$10,717
Equinox Gold Corp. (Canada)	Morgan Stanley	(31,295)	(234,974)	(102,648)	131,855
ERO Copper Corp. (Canada)	Morgan Stanley	(112)	(1,420)	(1,540)	(124)
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(32,638)	(110,974)	(122,393)	(12,772)
HB Fuller Co.	Morgan Stanley	(2,239)	(155,132)	(160,357)	(7,084)
Hecla Mining Co.	Morgan Stanley	(27,938)	(147,526)	(155,335)	(8,269)
Kinross Gold Corp. (Canada)	Morgan Stanley	(5,809)	(27,062)	(23,759)	3,847
Lithium Americas Corp. (Canada)	Morgan Stanley	(9,807)	(223,600)	(185,843)	37,309
Louisiana-Pacific Corp.	Morgan Stanley	(811)	(51,540)	(48,011)	3,519
Materion Corp.	Morgan Stanley	(234)	(19,824)	(20,477)	(694)
Mativ Holdings, Inc.	Morgan Stanley	(1,767)	(43,150)	(36,930)	4,888
Maverix Metals, Inc. (Canada)	Morgan Stanley	(90)	(427)	(421)	4
Methanex Corp. (Canada)	Morgan Stanley	(1,278)	(48,274)	(48,385)	(427)
MP Materials Corp.	Morgan Stanley	(279)	(16,265)	(6,774)	9,457
Novagold Resources, Inc. (Canada)	Morgan Stanley	(3,347)	(16,274)	(20,015)	(3,794)
Orla Mining Ltd. (Canada)	Morgan Stanley	(167)	(635)	(675)	(42)
Pan American Silver Corp. (Canada)	Morgan Stanley	(4,362)	(72,923)	(71,275)	1,502
Piedmont Lithium, Inc.	Morgan Stanley	(315)	(13,977)	(13,866)	82
PureCycle Technologies, Inc.	Morgan Stanley	(1,955)	(12,496)	(13,216)	(746)
Quaker Chemical Corp.	Morgan Stanley	(369)	(81,540)	(61,586)	18,945
Royal Gold, Inc.	Morgan Stanley	(251)	(28,104)	(28,293)	(246)
RPM International, Inc.	Morgan Stanley	(1,538)	(141,848)	(149,878)	(11,019)
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(1,980)	(80,164)	(60,687)	18,610
Scotts Miracle-Gro Co. (The)	Morgan Stanley	(4,143)	(516,651)	(201,308)	307,777
Sensient Technologies Corp.	Morgan Stanley	(919)	(66,072)	(67,013)	(1,141)
Sherwin-Williams Co. (The)	Morgan Stanley	(310)	(78,771)	(73,572)	6,955
Sigma Lithium Corp. (Canada)	Morgan Stanley	(3,004)	(92,812)	(84,773)	7,852
SilverCrest Metals, Inc. (Canada)	Morgan Stanley	(1,347)	(8,552)	(8,082)	452
Sonoco Products Co.	Morgan Stanley	(3,157)	(191,403)	(191,661)	(4,133)
Southern Copper Corp.	Morgan Stanley	(2,055)	(108,984)	(124,101)	(16,643)
Stepan Co.	Morgan Stanley	(309)	(37,419)	(32,896)	3,838
TriMas Corp.	Morgan Stanley	(64)	(1,755)	(1,775)	(25)
Trinseo PLC (Ireland)	Morgan Stanley	(1,292)	(72,061)	(29,341)	41,340
United States Steel Corp.	Morgan Stanley	(11,001)	(283,816)	(275,575)	6,988
Valvoline, Inc.	Morgan Stanley	(1,180)	(40,651)	(38,527)	1,929
Vulcan Materials Co.	Morgan Stanley	(124)	(25,620)	(21,714)	4,309
West Fraser Timber Co. Ltd. (Canada)	Morgan Stanley	(444)	(41,448)	(32,097)	9,071
Wheaton Precious Metals Corp. (Canada)	Morgan Stanley	(313)	(16,044)	(12,232)	3,638
Worthington Industries, Inc.	Morgan Stanley	(1,892)	(100,959)	(94,051)	4,649
Yamana Gold, Inc. (Canada)	Morgan Stanley	(26,825)	(141,799)	(148,879)	(8,050)
		(382,542)	(6,831,171)	(6,143,418)	638,806
Media & Entertainment
Advantage Solutions, Inc.	Morgan Stanley	(2,274)	(8,135)	(4,730)	3,388
Altice USA, Inc., Class A	Morgan Stanley	(31,904)	(161,897)	(146,758)	14,813
AMC Networks, Inc., Class A	Morgan Stanley	(2,464)	(66,482)	(38,611)	27,737
Angi, Inc.	Morgan Stanley	(19,733)	(196,483)	(46,373)	149,705
Cargurus, Inc.	Morgan Stanley	(17,252)	(491,980)	(241,701)	249,316
DISH Network Corp., Class A	Morgan Stanley	(41,401)	(772,705)	(581,270)	189,785
EW Scripps Co. (The), Class A	Morgan Stanley	(1,700)	(22,141)	(22,423)	(504)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Media & Entertainment — (continued)
Gray Television, Inc.	Morgan Stanley	(6,514)	$(139,509)	$(72,892)	$64,593
IAC, Inc.	Morgan Stanley	(9,950)	(703,355)	(441,780)	260,086
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	(8,544)	(85,716)	(46,394)	39,150
Madison Square Garden Entertainment Corp.	Morgan Stanley	(1,764)	(93,682)	(79,327)	14,167
Magnite, Inc.	Morgan Stanley	(6,422)	(133,848)	(68,009)	67,025
Omnicom Group, Inc.	Morgan Stanley	(1,073)	(86,603)	(87,525)	(1,096)
ROBLOX Corp., Class A	Morgan Stanley	(19,799)	(631,442)	(563,480)	65,552
Roku, Inc.	Morgan Stanley	(11,586)	(803,557)	(471,550)	330,397
Scholastic Corp.	Morgan Stanley	(731)	(26,620)	(28,845)	(2,399)
Shaw Communications, Inc., Class B (Canada)	Morgan Stanley	(582)	(15,684)	(16,750)	(1,345)
Snap, Inc., Class A	Morgan Stanley	(36,960)	(553,380)	(330,792)	221,197
Vimeo, Inc.	Morgan Stanley	(1,782)	(19,250)	(6,112)	13,098
Warner Music Group Corp., Class A	Morgan Stanley	(1,313)	(41,690)	(45,981)	(4,472)
WideOpenWest, Inc.	Morgan Stanley	(1,948)	(37,392)	(17,746)	19,570
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(1,189)	(87,957)	(81,470)	6,228
ZoomInfo Technologies, Inc.	Morgan Stanley	(1,400)	(42,519)	(42,154)	279
		(228,285)	(5,222,027)	(3,482,673)	1,726,270
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	Morgan Stanley	(6,916)	(450,697)	(252,019)	197,408
AbCellera Biologics, Inc. (Canada)	Morgan Stanley	(1,767)	(20,075)	(17,900)	2,420
Adaptive Biotechnologies Corp.	Morgan Stanley	(3,038)	(125,832)	(23,210)	102,368
Agenus, Inc.	Morgan Stanley	(1,851)	(4,619)	(4,442)	163
Amylyx Pharmaceuticals, Inc.	Morgan Stanley	(1,430)	(50,615)	(52,839)	(2,376)
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(3,872)	(185,015)	(200,221)	(15,578)
Arvinas, Inc.	Morgan Stanley	(747)	(64,204)	(25,555)	38,528
Aurinia Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(3,431)	(42,112)	(14,822)	27,206
Avid Bioservices, Inc.	Morgan Stanley	(1,807)	(42,204)	(24,882)	17,239
Azenta, Inc.	Morgan Stanley	(938)	(109,979)	(54,610)	62,661
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(942)	(385,887)	(396,102)	(10,988)
Bridgebio Pharma, Inc.	Morgan Stanley	(146)	(6,325)	(1,113)	7,810
Bruker Corp.	Morgan Stanley	(1,179)	(72,341)	(80,585)	(9,119)
CareDx, Inc.	Morgan Stanley	(1,004)	(45,443)	(11,456)	34,607
Catalent, Inc.	Morgan Stanley	(14,211)	(970,997)	(639,637)	328,977
Cogent Biosciences, Inc.	Morgan Stanley	(335)	(3,952)	(3,873)	64
Cronos Group, Inc. (Canada)	Morgan Stanley	(871)	(2,219)	(2,212)	1
CryoPort, Inc.	Morgan Stanley	(1,549)	(27,760)	(26,875)	828
Cytek Biosciences, Inc.	Morgan Stanley	(3,519)	(45,503)	(35,929)	9,482
Emergent BioSolutions, Inc.	Morgan Stanley	(1,924)	(73,070)	(22,722)	50,204
Exact Sciences Corp.	Morgan Stanley	(112)	(8,614)	(5,545)	3,050
FibroGen, Inc.	Morgan Stanley	(731)	(11,039)	(11,711)	(695)
Halozyme Therapeutics, Inc.	Morgan Stanley	(7,522)	(338,694)	(428,002)	(94,409)
Intellia Therapeutics, Inc.	Morgan Stanley	(127)	(13,788)	(4,431)	9,328
Intra-Cellular Therapies, Inc.	Morgan Stanley	(2,983)	(152,280)	(157,860)	(6,341)
IVERIC bio, Inc.	Morgan Stanley	(151)	(3,161)	(3,233)	(79)
Kura Oncology, Inc.	Morgan Stanley	(92)	(1,072)	(1,142)	(73)
Myriad Genetics, Inc.	Morgan Stanley	(663)	(11,956)	(9,620)	2,319
Natera, Inc.	Morgan Stanley	(1,171)	(44,583)	(47,039)	(2,798)
NeoGenomics, Inc.	Morgan Stanley	(10,532)	(212,426)	(97,316)	114,559
Novavax, Inc.	Morgan Stanley	(83)	(15,767)	(853)	21,253

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Pacira BioSciences, Inc.	Morgan Stanley	(1,165)	$(67,475)	$(44,981)	$22,514
Perrigo Co. PLC (Ireland)	Morgan Stanley	(5,390)	(237,738)	(183,745)	49,728
Pliant Therapeutics, Inc.	Morgan Stanley	(1,074)	(20,334)	(20,760)	(468)
Prestige Consumer Healthcare, Inc.	Morgan Stanley	(299)	(18,630)	(18,717)	(126)
Prothena Corp. PLC (Ireland)	Morgan Stanley	(1,593)	(93,928)	(95,978)	(2,239)
PTC Therapeutics, Inc.	Morgan Stanley	(1,028)	(38,979)	(39,239)	(339)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(755)	(19,898)	(28,682)	(9,193)
Revance Therapeutics, Inc.	Morgan Stanley	(2,664)	(48,397)	(49,177)	(879)
Sana Biotechnology, Inc.	Morgan Stanley	(141)	(2,236)	(557)	1,932
Sotera Health Co.	Morgan Stanley	(6,069)	(81,415)	(50,555)	30,689
SpringWorks Therapeutics, Inc.	Morgan Stanley	(833)	(46,229)	(21,666)	24,469
Supernus Pharmaceuticals, Inc.	Morgan Stanley	(2,118)	(61,706)	(75,549)	(14,053)
Syneos Health, Inc.	Morgan Stanley	(570)	(38,370)	(20,908)	17,385
Thermo Fisher Scientific, Inc.	Morgan Stanley	(902)	(503,098)	(496,722)	5,145
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	(1,558)	(81,574)	(72,182)	9,928
Ventyx Biosciences, Inc.	Morgan Stanley	(923)	(24,770)	(30,265)	(5,607)
Waters Corp.	Morgan Stanley	(1,003)	(339,979)	(343,608)	(5,904)
		(103,729)	(5,266,985)	(4,251,047)	1,011,001
Retailing
Abercrombie & Fitch Co., Class A	Morgan Stanley	(3,813)	(90,595)	(87,356)	3,057
Advance Auto Parts, Inc.	Morgan Stanley	(1,163)	(221,149)	(170,996)	46,237
American Eagle Outfitters, Inc.	Morgan Stanley	(980)	(18,173)	(13,681)	4,152
Asbury Automotive Group, Inc.	Morgan Stanley	(1,124)	(194,523)	(201,477)	(7,344)
Boot Barn Holdings, Inc.	Morgan Stanley	(1,605)	(135,671)	(100,345)	35,054
Burlington Stores, Inc.	Morgan Stanley	(905)	(179,835)	(183,498)	(7,266)
Caleres, Inc.	Morgan Stanley	(2,310)	(57,288)	(51,467)	5,495
CarMax, Inc.	Morgan Stanley	(816)	(121,917)	(49,686)	78,751
Carvana Co.	Morgan Stanley	(7,495)	(259,307)	(35,526)	223,956
Chewy, Inc., Class A	Morgan Stanley	(797)	(51,915)	(29,553)	29,904
Dick's Sporting Goods, Inc.	Morgan Stanley	(133)	(16,102)	(15,999)	56
Dollar General Corp.	Morgan Stanley	(667)	(163,396)	(164,249)	(1,604)
Dollar Tree, Inc.	Morgan Stanley	(720)	(106,216)	(101,837)	4,162
Five Below, Inc.	Morgan Stanley	(670)	(133,946)	(118,503)	16,056
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	(1,571)	(179,593)	(109,389)	69,843
Foot Locker, Inc.	Morgan Stanley	(655)	(33,097)	(24,752)	7,444
Franchise Group, Inc.	Morgan Stanley	(796)	(32,027)	(18,961)	11,453
Guess?, Inc.	Morgan Stanley	(462)	(9,330)	(9,559)	(249)
Kohl's Corp.	Morgan Stanley	(4,291)	(188,505)	(108,348)	74,465
Leslie's, Inc.	Morgan Stanley	(1,646)	(32,234)	(20,098)	12,054
Lithia Motors, Inc.	Morgan Stanley	(2,538)	(562,193)	(519,630)	40,136
Macy's, Inc.	Morgan Stanley	(4,467)	(101,367)	(92,244)	8,527
National Vision Holdings, Inc.	Morgan Stanley	(2,239)	(95,980)	(86,784)	9,054
Petco Health & Wellness Co., Inc.	Morgan Stanley	(17,622)	(320,112)	(167,057)	156,180
Pool Corp.	Morgan Stanley	(82)	(37,630)	(24,791)	12,473
Poshmark, Inc., Class A	Morgan Stanley	(2,084)	(47,842)	(37,262)	10,483
Qurate Retail, Inc.	Morgan Stanley	(38,689)	(228,758)	(63,063)	165,808
Sally Beauty Holdings, Inc.	Morgan Stanley	(2,847)	(52,314)	(35,644)	16,556
Shoe Carnival, Inc.	Morgan Stanley	(65)	(1,566)	(1,554)	7
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	(309)	(21,035)	(21,012)	(59)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Retailing — (continued)
Sleep Number Corp.	Morgan Stanley	(333)	$(21,145)	$(8,651)	$12,458
Tractor Supply Co.	Morgan Stanley	(1,349)	(302,734)	(303,485)	(3,446)
Victoria's Secret & Co.	Morgan Stanley	(5,357)	(219,838)	(191,673)	27,723
Wayfair, Inc., Class A	Morgan Stanley	(2,247)	(150,929)	(73,904)	76,701
Xometry, Inc., Class A	Morgan Stanley	(977)	(37,751)	(31,489)	6,185
		(113,824)	(4,426,013)	(3,273,523)	1,144,462
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(464)	(47,731)	(30,053)	17,581
Alpha & Omega Semiconductor Ltd. (Bermuda)	Morgan Stanley	(257)	(7,510)	(7,342)	152
Ambarella, Inc. (Cayman Islands)	Morgan Stanley	(3,015)	(206,310)	(247,923)	(44,561)
Amkor Technology, Inc.	Morgan Stanley	(1,796)	(47,877)	(43,068)	4,369
CEVA, Inc.	Morgan Stanley	(392)	(15,918)	(10,027)	5,875
Cirrus Logic, Inc.	Morgan Stanley	(954)	(85,723)	(71,054)	14,596
Entegris, Inc.	Morgan Stanley	(9,005)	(658,474)	(590,638)	66,407
First Solar, Inc.	Morgan Stanley	(854)	(128,573)	(127,921)	394
FormFactor, Inc.	Morgan Stanley	(1,038)	(40,109)	(23,075)	17,010
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	(2,232)	(68,484)	(59,862)	8,473
Intel Corp.	Morgan Stanley	(14,366)	(479,958)	(379,693)	92,582
MKS Instruments, Inc.	Morgan Stanley	(5,008)	(404,920)	(424,328)	(20,495)
NVIDIA Corp.	Morgan Stanley	(1,462)	(249,829)	(213,657)	49,432
SiTime Corp.	Morgan Stanley	(2,080)	(208,392)	(211,370)	(3,396)
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	(6,502)	(167,561)	(96,750)	70,467
Ultra Clean Holdings, Inc.	Morgan Stanley	(1,460)	(47,693)	(48,399)	(899)
Wolfspeed, Inc.	Morgan Stanley	(2,039)	(161,982)	(140,773)	30,093
		(52,924)	(3,027,044)	(2,725,933)	308,080
Software & Services
ACI Worldwide, Inc.	Morgan Stanley	(1,956)	(42,021)	(44,988)	(3,052)
Affirm Holdings, Inc.	Morgan Stanley	(1,506)	(35,778)	(14,563)	21,142
Alarm.com Holdings, Inc.	Morgan Stanley	(3,244)	(198,785)	(160,513)	37,873
Alkami Technology, Inc.	Morgan Stanley	(404)	(5,306)	(5,894)	(600)
Altair Engineering, Inc., Class A	Morgan Stanley	(969)	(45,902)	(44,060)	1,741
Amdocs Ltd. (Guernsey)	Morgan Stanley	(32)	(2,889)	(2,909)	(76)
Amplitude, Inc., Class A	Morgan Stanley	(706)	(8,653)	(8,528)	106
Appfolio, Inc., Class A	Morgan Stanley	(418)	(57,297)	(44,049)	13,428
Appian Corp., Class A	Morgan Stanley	(1,322)	(47,902)	(43,044)	4,761
AppLovin Corp., Class A	Morgan Stanley	(27,298)	(701,519)	(287,448)	412,665
Asana, Inc., Class A	Morgan Stanley	(1,496)	(104,143)	(20,600)	85,948
Aspen Technology, Inc.	Morgan Stanley	(833)	(199,967)	(171,098)	29,313
Atlassian Corp., Class A	Morgan Stanley	(1,336)	(169,567)	(171,916)	(3,985)
BigCommerce Holdings, Inc.	Morgan Stanley	(3,644)	(83,222)	(31,849)	51,217
Bill.com Holdings, Inc.	Morgan Stanley	(1,144)	(125,722)	(124,650)	268
Black Knight, Inc.	Morgan Stanley	(94)	(5,715)	(5,805)	(103)
Blackbaud, Inc.	Morgan Stanley	(1,767)	(109,133)	(104,006)	4,805
Blackline, Inc.	Morgan Stanley	(205)	(15,989)	(13,790)	2,165
Block, Inc.	Morgan Stanley	(94)	(8,189)	(5,907)	2,264
Braze, Inc., Class A	Morgan Stanley	(3,076)	(97,603)	(83,913)	13,439
C3.ai, Inc., Class A	Morgan Stanley	(9,278)	(117,809)	(103,821)	13,751
Clearwater Analytics Holdings, Inc., Class A	Morgan Stanley	(749)	(14,897)	(14,044)	815

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Cloudflare, Inc., Class A	Morgan Stanley	(4,396)	$(195,027)	$(198,743)	$(4,492)
CommVault Systems, Inc.	Morgan Stanley	(610)	(41,181)	(38,332)	2,712
Concentrix Corp.	Morgan Stanley	(219)	(28,766)	(29,162)	(455)
Conduent, Inc.	Morgan Stanley	(5,381)	(28,993)	(21,793)	7,109
Confluent, Inc., Class A	Morgan Stanley	(5,543)	(219,774)	(123,276)	96,033
Coupa Software, Inc.	Morgan Stanley	(667)	(134,801)	(52,806)	85,611
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	(2,870)	(327,902)	(302,182)	24,635
CSG Systems International, Inc.	Morgan Stanley	(1,614)	(92,947)	(92,321)	(74)
Datadog, Inc., Class A	Morgan Stanley	(300)	(22,912)	(22,050)	1,048
Digital Turbine, Inc.	Morgan Stanley	(393)	(30,040)	(5,989)	24,049
DoubleVerify Holdings, Inc.	Morgan Stanley	(2,190)	(51,588)	(48,092)	3,433
Duck Creek Technologies, Inc.	Morgan Stanley	(1,020)	(26,684)	(12,291)	14,339
Dynatrace, Inc.	Morgan Stanley	(2)	(155)	(77)	77
Envestnet, Inc.	Morgan Stanley	(5,470)	(362,376)	(337,499)	24,151
Everbridge, Inc.	Morgan Stanley	(3,307)	(174,068)	(97,821)	75,948
Evo Payments, Inc., Class A	Morgan Stanley	(648)	(21,875)	(21,928)	(98)
Expensify, Inc., Class A	Morgan Stanley	(676)	(6,088)	(5,969)	105
Fastly, Inc., Class A	Morgan Stanley	(6,233)	(172,068)	(51,048)	120,968
Gen Digital, Inc.	Morgan Stanley	(3,331)	(78,002)	(71,383)	7,920
Globant SA (Luxembourg)	Morgan Stanley	(1,271)	(223,735)	(213,731)	9,555
Grid Dynamics Holdings, Inc.	Morgan Stanley	(1,260)	(14,647)	(14,137)	479
Guidewire Software, Inc.	Morgan Stanley	(454)	(54,479)	(28,402)	33,685
International Money Express, Inc.	Morgan Stanley	(3,661)	(84,943)	(89,219)	(4,447)
Intuit, Inc.	Morgan Stanley	(285)	(122,278)	(110,928)	13,772
Jamf Holding Corp.	Morgan Stanley	(4,194)	(136,587)	(89,332)	47,052
JFrog Ltd. (Israel)	Morgan Stanley	(831)	(28,863)	(17,725)	11,203
Lightspeed Commerce, Inc. (Canada)	Morgan Stanley	(14,024)	(399,283)	(200,543)	197,939
LivePerson, Inc.	Morgan Stanley	(12,050)	(221,724)	(122,187)	99,104
LiveRamp Holdings, Inc.	Morgan Stanley	(4,223)	(132,139)	(98,987)	32,452
nCino, Inc.	Morgan Stanley	(1,806)	(98,440)	(47,751)	51,176
Okta, Inc.	Morgan Stanley	(2,160)	(351,658)	(147,593)	203,360
Olo, Inc., Class A	Morgan Stanley	(9,069)	(79,734)	(56,681)	22,928
Open Text Corp. (Canada)	Morgan Stanley	(307)	(9,104)	(9,099)	(15)
Oracle Corp.	Morgan Stanley	(4,362)	(352,738)	(356,550)	(4,520)
PagerDuty, Inc.	Morgan Stanley	(3,321)	(78,504)	(88,206)	(10,428)
Palantir Technologies, Inc., Class A	Morgan Stanley	(39,599)	(249,426)	(254,226)	(5,434)
Paymentus Holdings, Inc., Class A	Morgan Stanley	(2,532)	(41,195)	(20,281)	20,835
Paysafe Ltd. (Bermuda)	Morgan Stanley	(571)	(43,006)	(7,931)	35,065
Pegasystems, Inc.	Morgan Stanley	(1,786)	(65,245)	(61,153)	3,808
Perficient, Inc.	Morgan Stanley	(296)	(43,232)	(20,670)	23,244
Qualtrics International, Inc., Class A	Morgan Stanley	(9,719)	(167,865)	(100,883)	66,899
Rapid7, Inc.	Morgan Stanley	(1,500)	(93,114)	(50,970)	41,838
Remitly Global, Inc.	Morgan Stanley	(3,120)	(31,253)	(35,724)	(4,535)
RingCentral, Inc., Class A	Morgan Stanley	(4,372)	(426,492)	(154,769)	270,868
SentinelOne, Inc., Class A	Morgan Stanley	(1,451)	(42,614)	(21,170)	21,358
Smartsheet, Inc., Class A	Morgan Stanley	(1,853)	(116,341)	(72,934)	43,185
SolarWinds Corp.	Morgan Stanley	(347)	(7,204)	(3,248)	3,479
Sumo Logic, Inc.	Morgan Stanley	(588)	(11,762)	(4,763)	8,021
TaskUS, Inc., Class A	Morgan Stanley	(3,769)	(83,851)	(63,696)	19,986

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Software & Services — (continued)
Tenable Holdings, Inc.	Morgan Stanley	(1,900)	$(79,209)	$(72,485)	$6,714
Thoughtworks Holding, Inc.	Morgan Stanley	(1,388)	(18,140)	(14,144)	4,079
Twilio, Inc., Class A	Morgan Stanley	(8,314)	(791,304)	(407,053)	382,080
UiPath, Inc., Class A	Morgan Stanley	(14,495)	(198,208)	(184,231)	13,715
Varonis Systems, Inc.	Morgan Stanley	(1,203)	(27,549)	(28,800)	(1,488)
Verint Systems, Inc.	Morgan Stanley	(1,371)	(49,532)	(49,740)	(308)
VMware, Inc., Class A	Morgan Stanley	(3,134)	(377,163)	(384,730)	(8,412)
Zoom Video Communications, Inc., Class A	Morgan Stanley	(3,517)	(277,617)	(238,242)	44,547
Zuora, Inc., Class A	Morgan Stanley	(3,599)	(41,862)	(22,890)	18,907
		(280,143)	(9,885,295)	(7,005,961)	2,882,650
Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	(11,745)	(110,067)	(86,913)	22,933
ADTRAN Holdings, Inc.	Morgan Stanley	(4,982)	(97,435)	(93,612)	3,318
Advanced Energy Industries, Inc.	Morgan Stanley	(903)	(84,595)	(77,459)	6,659
Arrow Electronics, Inc.	Morgan Stanley	(522)	(61,400)	(54,586)	7,345
Belden, Inc.	Morgan Stanley	(1,048)	(71,407)	(75,351)	(4,540)
Benchmark Electronics, Inc.	Morgan Stanley	(1,256)	(31,861)	(33,523)	(2,157)
Calix, Inc.	Morgan Stanley	(968)	(63,018)	(66,240)	(3,849)
Ciena Corp.	Morgan Stanley	(6,178)	(277,085)	(314,954)	(41,048)
Cognex Corp.	Morgan Stanley	(2,730)	(147,004)	(128,610)	17,568
Coherent Corp.	Morgan Stanley	(1,242)	(41,449)	(43,594)	(2,229)
CommScope Holding Co., Inc.	Morgan Stanley	(31,410)	(366,166)	(230,864)	134,540
Corsair Gaming, Inc.	Morgan Stanley	(4,040)	(78,552)	(54,823)	23,630
ePlus, Inc.	Morgan Stanley	(356)	(16,532)	(15,764)	719
Fabrinet (Cayman Islands)	Morgan Stanley	(568)	(58,655)	(72,829)	(15,259)
Harmonic, Inc.	Morgan Stanley	(8,474)	(117,344)	(111,009)	6,098
Insight Enterprises, Inc.	Morgan Stanley	(977)	(96,378)	(97,964)	(1,918)
Itron, Inc.	Morgan Stanley	(621)	(31,840)	(31,454)	312
Juniper Networks, Inc.	Morgan Stanley	(4,332)	(130,157)	(138,451)	(10,253)
Littelfuse, Inc.	Morgan Stanley	(273)	(66,089)	(60,115)	5,490
Lumentum Holdings, Inc.	Morgan Stanley	(3,294)	(172,505)	(171,848)	310
Mirion Technologies, Inc.	Morgan Stanley	(755)	(4,724)	(4,991)	(277)
National Instruments Corp.	Morgan Stanley	(3,914)	(158,417)	(144,427)	8,952
Novanta, Inc. (Canada)	Morgan Stanley	(1,468)	(223,576)	(199,457)	23,670
PAR Technology Corp.	Morgan Stanley	(924)	(32,236)	(24,089)	8,154
Plexus Corp.	Morgan Stanley	(847)	(71,243)	(87,182)	(16,372)
Rogers Corp.	Morgan Stanley	(2,478)	(433,528)	(295,725)	136,934
ScanSource, Inc.	Morgan Stanley	(67)	(1,943)	(1,958)	(20)
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	(7,801)	(419,218)	(410,411)	2,985
Stratasys Ltd. (Israel)	Morgan Stanley	(3,711)	(67,922)	(44,012)	23,791
TD SYNNEX Corp.	Morgan Stanley	(1,913)	(197,322)	(181,180)	14,525
TTM Technologies, Inc.	Morgan Stanley	(3,218)	(50,126)	(48,527)	1,456
Ubiquiti, Inc.	Morgan Stanley	(376)	(109,203)	(102,847)	5,573
Viasat, Inc.	Morgan Stanley	(5,330)	(216,286)	(168,695)	47,157
Viavi Solutions, Inc.	Morgan Stanley	(1,881)	(30,532)	(19,769)	10,701
Vontier Corp.	Morgan Stanley	(9,579)	(192,185)	(185,162)	6,413
Western Digital Corp.	Morgan Stanley	(1,742)	(68,184)	(54,960)	18,036
Xerox Holdings Corp.	Morgan Stanley	(2,193)	(35,026)	(32,018)	2,416
		(134,116)	(4,431,210)	(3,965,373)	441,763

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Telecommunication Services
Frontier Communications Parent, Inc.	Morgan Stanley	(14,702)	$(378,077)	$(374,607)	$2,712
Globalstar, Inc.	Morgan Stanley	(49,297)	(77,833)	(65,565)	12,108
Gogo, Inc.	Morgan Stanley	(4,343)	(63,608)	(64,103)	(697)
Radius Global Infrastructure, Inc., Class A	Morgan Stanley	(1,720)	(23,880)	(20,330)	3,453
Rogers Communications, Inc., Class B (Canada)	Morgan Stanley	(295)	(13,336)	(13,818)	(509)
Shenandoah Telecommunications Co.	Morgan Stanley	(1,208)	(37,409)	(19,183)	11,099
United States Cellular Corp.	Morgan Stanley	(411)	(8,480)	(8,569)	(107)
		(71,976)	(602,623)	(566,175)	28,059
Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(2,639)	(70,827)	(68,561)	2,123
Alaska Air Group, Inc.	Morgan Stanley	(3,942)	(175,244)	(169,269)	5,606
Allegiant Travel Co.	Morgan Stanley	(2,454)	(225,226)	(166,847)	57,874
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	(1,186)	(118,916)	(119,549)	(872)
FedEx Corp.	Morgan Stanley	(1,526)	(267,619)	(264,303)	2,778
GXO Logistics, Inc.	Morgan Stanley	(968)	(43,517)	(41,324)	2,115
Heartland Express, Inc.	Morgan Stanley	(1,086)	(17,246)	(16,659)	539
JB Hunt Transport Services, Inc.	Morgan Stanley	(258)	(53,252)	(44,985)	7,810
Joby Aviation, Inc.	Morgan Stanley	(1,428)	(4,689)	(4,784)	(106)
Kirby Corp.	Morgan Stanley	(1,798)	(122,089)	(115,701)	6,221
Lyft, Inc., Class A	Morgan Stanley	(7,298)	(102,784)	(80,424)	22,153
Schneider National, Inc., Class B	Morgan Stanley	(1,190)	(30,078)	(27,846)	2,115
SkyWest, Inc.	Morgan Stanley	(1,771)	(51,661)	(29,239)	22,317
Sun Country Airlines Holdings, Inc.	Morgan Stanley	(5,133)	(100,125)	(81,409)	18,471
Werner Enterprises, Inc.	Morgan Stanley	(1,508)	(71,191)	(60,712)	9,742
		(34,185)	(1,454,464)	(1,291,612)	158,886
Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(4,193)	(66,616)	(27,338)	35,747
Alliant Energy Corp.	Morgan Stanley	(1,023)	(61,685)	(56,480)	4,362
American States Water Co.	Morgan Stanley	(82)	(7,701)	(7,589)	96
Avangrid, Inc.	Morgan Stanley	(1,357)	(67,625)	(58,324)	6,636
Avista Corp.	Morgan Stanley	(2,424)	(100,052)	(107,480)	(8,916)
Black Hills Corp.	Morgan Stanley	(966)	(68,877)	(67,948)	(908)
Chesapeake Utilities Corp.	Morgan Stanley	(249)	(28,829)	(29,427)	(764)
Clearway Energy, Inc., Class A	Morgan Stanley	(563)	(14,854)	(16,845)	(3,406)
Clearway Energy, Inc., Class C	Morgan Stanley	(904)	(34,132)	(28,810)	4,926
CMS Energy Corp.	Morgan Stanley	(3,542)	(248,066)	(224,315)	21,021
Consolidated Edison, Inc.	Morgan Stanley	(483)	(46,698)	(46,035)	564
Duke Energy Corp.	Morgan Stanley	(1,731)	(167,805)	(178,276)	(13,989)
Edison International	Morgan Stanley	(3,772)	(232,045)	(239,975)	(12,736)
Essential Utilities, Inc.	Morgan Stanley	(1,878)	(88,772)	(89,637)	(2,055)
FirstEnergy Corp.	Morgan Stanley	(8,887)	(369,751)	(372,721)	(3,712)
Fortis, Inc. (Canada)	Morgan Stanley	(2,472)	(112,181)	(98,979)	11,226
IDACORP, Inc.	Morgan Stanley	(448)	(48,085)	(48,317)	(736)
NiSource, Inc.	Morgan Stanley	(9,205)	(242,829)	(252,401)	(10,738)
Northwest Natural Holding Co.	Morgan Stanley	(1,236)	(63,273)	(58,821)	2,230
NorthWestern Corp.	Morgan Stanley	(2,212)	(125,099)	(131,260)	(9,559)
OGE Energy Corp.	Morgan Stanley	(4,206)	(171,474)	(166,347)	1,906
ONE Gas, Inc.	Morgan Stanley	(1,421)	(119,846)	(107,598)	10,045

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Pinnacle West Capital Corp.	Morgan Stanley	(1,614)	$(131,463)	$(122,729)	$1,942
Portland General Electric Co.	Morgan Stanley	(2,231)	(112,347)	(109,319)	(602)
PPL Corp.	Morgan Stanley	(6,646)	(203,875)	(194,196)	6,440
SJW Group	Morgan Stanley	(269)	(18,005)	(21,840)	(4,987)
South Jersey Industries, Inc.	Morgan Stanley	(565)	(16,932)	(20,074)	(4,568)
Southwest Gas Holdings, Inc.	Morgan Stanley	(1,773)	(126,643)	(109,713)	13,455
Vistra Corp.	Morgan Stanley	(1,557)	(39,383)	(36,122)	3,130
WEC Energy Group, Inc.	Morgan Stanley	(1,835)	(173,282)	(172,050)	685
		(69,744)	(3,308,225)	(3,200,966)	46,735

Total Reference Entity — Short			(82,459,004)	(69,121,778)	12,923,943
Net Value of Reference Entity			$(64,074,828)	$(50,397,030)	$14,093,182

*	Includes $415,384 related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: one long security was fair valued with an end of period value of $0 and total return swaps with end of period unrealized appreciation of $14,093,182, which are considered Level 2 as of and for the period ended December 31, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 45.8%
Automobiles & Components — 0.3%
BorgWarner, Inc.(a)	14,347	$ 577,467
Ford Motor Co.(a)	22,920	266,559
General Motors Co.(a)	16,934	569,660
		1,413,686
Banks — 2.0%
Bank of America Corp.(a)	17,591	582,614
Citigroup, Inc.(a)	11,376	514,537
First Republic Bank(a)	11,551	1,407,951
JPMorgan Chase & Co.(a)	13,890	1,862,649
PNC Financial Services Group, Inc. (The)(a)	7,645	1,207,451
Signature Bank(a)	16,860	1,942,609
SVB Financial Group(a)*	5,776	1,329,289
		8,847,100
Capital Goods — 4.5%
3M Co.(a)	9,475	1,136,242
A. O. Smith Corp.(a)	7,146	409,037
AMETEK, Inc.(a)	2,101	293,552
Caterpillar, Inc.(a)	4,918	1,178,156
Deere & Co.	617	264,545
Dover Corp.	1,748	236,697
Emerson Electric Co.(a)	11,318	1,087,207
Fortive Corp.(a)	6,106	392,310
General Dynamics Corp.(a)	2,763	685,528
General Electric Co.(a)	9,087	761,400
Howmet Aerospace, Inc.(a)	10,189	401,548
IDEX Corp.(a)	4,139	945,058
Illinois Tool Works, Inc.(a)	4,032	888,249
Johnson Controls International PLC (Ireland)	9,373	599,872
Lockheed Martin Corp.(a)	4,428	2,154,178
Masco Corp.(a)	25,507	1,190,412
Nordson Corp.(a)	947	225,121
Northrop Grumman Corp.(a)	499	272,259
PACCAR, Inc.(a)	7,443	736,634
Pentair PLC (Ireland)	39,387	1,771,627
Snap-on, Inc.(a)	3,089	705,806
Textron, Inc.(a)	24,531	1,736,795
Trane Technologies PLC (Ireland)	5,525	928,697
United Rentals, Inc.(a)*	426	151,409
WW Grainger, Inc.(a)	1,020	567,375
		19,719,714
Commercial & Professional Services — 0.7%
Copart, Inc.*	732	44,572
Jacobs Solutions, Inc.(a)	4,433	532,270
Leidos Holdings, Inc.(a)	11,562	1,216,207
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Robert Half International, Inc.(a)	6,762	$ 499,238
Waste Management, Inc.(a)	4,955	777,340
		3,069,627
Consumer Durables & Apparel — 0.7%
DR Horton, Inc.(a)	4,763	424,574
Lennar Corp., Class A	582	52,671
NIKE, Inc., Class B(a)	3,790	443,468
Tapestry, Inc.(a)	40,226	1,531,806
Whirlpool Corp.(a)	2,920	413,063
		2,865,582
Consumer Services — 1.2%
Booking Holdings, Inc.(a)*	189	380,888
Las Vegas Sands Corp.(a)*	3,706	178,147
Marriott International, Inc., Class A(a)	6,282	935,327
McDonald's Corp.(a)	6,800	1,792,004
Starbucks Corp.(a)	12,605	1,250,416
Yum! Brands, Inc.(a)	5,652	723,908
		5,260,690
Diversified Financials — 2.5%
Berkshire Hathaway, Inc., Class B(a)*	853	263,492
BlackRock, Inc.(a)	624	442,185
Capital One Financial Corp.(a)	6,604	613,908
Charles Schwab Corp. (The)(a)	10,209	850,001
CME Group, Inc.(a)	4,029	677,517
Franklin Resources, Inc.(a)	46,407	1,224,217
Goldman Sachs Group, Inc. (The)(a)	1,485	509,919
Intercontinental Exchange, Inc.(a)	15,995	1,640,927
Invesco Ltd. (Bermuda)	24,438	439,640
Nasdaq, Inc.(a)	26,810	1,644,793
Raymond James Financial, Inc.	80	8,548
S&P Global, Inc.(a)	3,264	1,093,244
T Rowe Price Group, Inc.(a)	13,641	1,487,687
		10,896,078
Energy — 2.8%
APA Corp.(a)	12,018	561,000
Chevron Corp.(a)	5,359	961,887
ConocoPhillips(a)	6,699	790,482
Devon Energy Corp.(a)	7,324	450,499
Diamondback Energy, Inc.(a)	3,574	488,852
EOG Resources, Inc.(a)	3,300	427,416
EQT Corp.(a)	28,194	953,803
Exxon Mobil Corp.(a)	8,655	954,646
Halliburton Co.(a)	16,313	641,917
Kinder Morgan, Inc.(a)	62,047	1,121,810
Marathon Oil Corp.(a)	31,114	842,256
Marathon Petroleum Corp.(a)	11,826	1,376,428

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Occidental Petroleum Corp.(a)	8,455	$ 532,580
ONEOK, Inc.(a)	4,896	321,667
Pioneer Natural Resources Co.(a)	3,966	905,795
Valero Energy Corp.(a)	7,208	914,407
		12,245,445
Food & Staples Retailing — 0.7%
Kroger Co. (The)	4,972	221,652
Walgreens Boots Alliance, Inc.(a)	11,436	427,249
Walmart, Inc.(a)	17,556	2,489,265
		3,138,166
Food, Beverage & Tobacco — 2.5%
Altria Group, Inc.(a)	13,112	599,349
Archer-Daniels-Midland Co.(a)	6,890	639,736
Campbell Soup Co.(a)	12,921	733,267
Coca-Cola Co. (The)(a)	27,024	1,718,997
Constellation Brands, Inc., Class A(a)	3,377	782,620
General Mills, Inc.(a)	8,511	713,647
Hershey Co. (The)(a)	1,503	348,050
Kellogg Co.(a)	14,157	1,008,545
Keurig Dr Pepper, Inc.(a)	13,199	470,676
Kraft Heinz Co. (The)(a)	10,865	442,314
Molson Coors Beverage Co., Class B	3,441	177,280
Mondelez International, Inc., Class A(a)	5,807	387,037
PepsiCo, Inc.(a)	3,514	634,839
Philip Morris International, Inc.(a)	4,241	429,232
Tyson Foods, Inc., Class A(a)	31,872	1,984,032
		11,069,621
Health Care Equipment & Services — 3.0%
Abbott Laboratories(a)	6,683	733,727
AmerisourceBergen Corp.(a)	1,577	261,325
Cardinal Health, Inc.(a)	6,446	495,504
Centene Corp.(a)*	3,233	265,138
Cigna Corp.(a)	1,941	643,131
CVS Health Corp.(a)	1,197	111,548
DENTSPLY SIRONA, Inc.(a)	61,271	1,950,869
HCA Healthcare, Inc.(a)	4,183	1,003,753
Hologic, Inc.(a)*	6,757	505,491
Humana, Inc.(a)	2,130	1,090,965
Laboratory Corp. of America Holdings(a)	1,520	357,930
McKesson Corp.(a)	1,675	628,326
Medtronic PLC (Ireland)	23,472	1,824,244
Molina Healthcare, Inc.(a)*	1,847	609,916
Quest Diagnostics, Inc.	2,199	344,011
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Teleflex, Inc.(a)	7,023	$ 1,753,151
UnitedHealth Group, Inc.(a)	798	423,084
		13,002,113
Household & Personal Products — 0.6%
Colgate-Palmolive Co.(a)	2,409	189,805
Kimberly-Clark Corp.(a)	4,516	613,047
Procter & Gamble Co. (The)(a)	11,796	1,787,802
		2,590,654
Insurance — 1.4%
Aflac, Inc.(a)	2,782	200,137
Aon PLC, Class A (Ireland)	290	87,041
Arch Capital Group Ltd. (Bermuda)*	16,364	1,027,332
Assurant, Inc.(a)	4,350	544,011
Brown & Brown, Inc.(a)	7,808	444,822
Globe Life, Inc.	3,107	374,549
Loews Corp.(a)	14,075	820,995
Marsh & McLennan Cos., Inc.(a)	3,747	620,053
MetLife, Inc.(a)	6,149	445,003
Principal Financial Group, Inc.(a)	3,263	273,831
W R Berkley Corp.(a)	19,741	1,432,604
		6,270,378
Materials — 2.5%
Air Products and Chemicals, Inc.	729	224,722
Celanese Corp.(a)	9,406	961,669
CF Industries Holdings, Inc.(a)	10,292	876,878
Dow, Inc.	6,435	324,260
DuPont de Nemours, Inc.(a)	1,716	117,769
Eastman Chemical Co.(a)	18,201	1,482,289
Freeport-McMoRan, Inc.(a)	11,917	452,846
International Paper Co.(a)	33,955	1,175,862
Linde PLC (Ireland)	828	270,077
LyondellBasell Industries NV, Class A (Netherlands)	2,881	239,209
Mosaic Co. (The)(a)	34,509	1,513,910
Newmont Corp.	1,255	59,236
Nucor Corp.(a)	2,776	365,905
Packaging Corp. of America(a)	7,283	931,569
Steel Dynamics, Inc.	5,794	566,074
Westrock Co.(a)	36,664	1,289,106
		10,851,381
Media & Entertainment — 1.3%
Activision Blizzard, Inc.(a)	1,220	93,391
Alphabet, Inc., Class A(a)*	8,632	761,602
Charter Communications, Inc., Class A(a)*	2,153	730,082
Comcast Corp., Class A(a)	24,879	870,019

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Electronic Arts, Inc.	882	$ 107,763
Fox Corp., Class A(a)	25,813	783,941
Interpublic Group of Cos., Inc. (The)(a)	6,278	209,120
Meta Platforms, Inc., Class A(a)*	5,873	706,757
Netflix, Inc.(a)*	898	264,802
News Corp., Class A(a)	18,255	332,241
Omnicom Group, Inc.(a)	4,167	339,902
Take-Two Interactive Software, Inc.*	286	29,781
Warner Bros Discovery, Inc.*	27,790	263,449
		5,492,850
Pharmaceuticals, Biotechnology & Life Sciences — 3.0%
AbbVie, Inc.(a)	76	12,282
Biogen, Inc.(a)*	1,291	357,504
Bristol-Myers Squibb Co.(a)	14,569	1,048,240
Danaher Corp.(a)	2,020	536,148
Gilead Sciences, Inc.(a)	5,812	498,960
Illumina, Inc.(a)*	1,025	207,255
Incyte Corp.*	563	45,220
Johnson & Johnson(a)	8,910	1,573,951
Merck & Co., Inc.(a)	21,934	2,433,577
Moderna, Inc.(a)*	11,135	2,000,069
Organon & Co.(a)	55,057	1,537,742
PerkinElmer, Inc.(a)	2,644	370,742
Pfizer, Inc.(a)	17,583	900,953
Regeneron Pharmaceuticals, Inc.(a)*	375	270,559
Thermo Fisher Scientific, Inc.(a)	1,398	769,865
Vertex Pharmaceuticals, Inc.(a)*	2,305	665,638
		13,228,705
Real Estate — 2.6%
Alexandria Real Estate Equities, Inc., REIT(a)	5,655	823,764
American Tower Corp., REIT(a)	1,016	215,250
AvalonBay Communities, Inc., REIT(a)	2,847	459,847
Camden Property Trust, REIT(a)	4,204	470,343
CBRE Group, Inc., Class A*	4,009	308,533
Crown Castle, Inc., REIT	1,382	187,454
Extra Space Storage, Inc., REIT(a)	2,746	404,156
Healthpeak Properties, Inc., REIT(a)	28,101	704,492
Mid-America Apartment Communities, Inc., REIT(a)	2,339	367,200
Prologis, Inc., REIT(a)	4,008	451,822
Public Storage, REIT(a)	2,172	608,573
Realty Income Corp., REIT(a)	24,739	1,569,195
SBA Communications Corp., REIT	429	120,253
Simon Property Group, Inc., REIT(a)	4,667	548,279
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
UDR, Inc., REIT(a)	16,726	$ 647,798
VICI Properties, Inc., REIT(a)	34,980	1,133,352
Welltower, Inc., REIT(a)	13,414	879,288
Weyerhaeuser Co., REIT(a)	41,002	1,271,062
		11,170,661
Retailing — 1.6%
Amazon.com, Inc.*	886	74,424
AutoZone, Inc.(a)*	36	88,782
Bath & Body Works, Inc.(a)	11,140	469,440
Best Buy Co., Inc.(a)	645	51,735
Dollar General Corp.	389	95,791
eBay, Inc.(a)	9,954	412,792
Genuine Parts Co.(a)	4,527	785,480
Home Depot, Inc. (The)(a)	1,124	355,027
LKQ Corp.(a)	11,327	604,975
Lowe's Cos., Inc.(a)	3,770	751,135
O'Reilly Automotive, Inc.(a)*	1,493	1,260,137
Ross Stores, Inc.(a)	10,866	1,261,217
Target Corp.(a)	1,220	181,829
Ulta Beauty, Inc.(a)*	1,101	516,446
		6,909,210
Semiconductors & Semiconductor Equipment — 3.0%
Applied Materials, Inc.(a)	8,282	806,501
Broadcom, Inc.(a)	2,525	1,411,803
KLA Corp.(a)	662	249,594
Lam Research Corp.(a)	3,960	1,664,388
Micron Technology, Inc.	1,738	86,865
NXP Semiconductors NV (Netherlands)	9,924	1,568,290
ON Semiconductor Corp.(a)*	35,361	2,205,465
Qorvo, Inc.(a)*	23,862	2,162,852
QUALCOMM, Inc.(a)	17,804	1,957,372
SolarEdge Technologies, Inc.*	55	15,580
Teradyne, Inc.(a)	8,971	783,617
		12,912,327
Software & Services — 3.4%
Accenture PLC, Class A (Ireland)	3,232	862,427
Adobe, Inc.(a)*	2,680	901,900
ANSYS, Inc.*	289	69,819
Autodesk, Inc.*	114	21,303
Automatic Data Processing, Inc.	1,232	294,276
Broadridge Financial Solutions, Inc.(a)	511	68,540
Cadence Design Systems, Inc.*	108	17,349
Cognizant Technology Solutions Corp., Class A	22	1,258

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
DXC Technology Co.(a)*	13,444	$ 356,266
EPAM Systems, Inc.*	26	8,521
FleetCor Technologies, Inc.(a)*	7,120	1,307,802
International Business Machines Corp.	1,463	206,122
Jack Henry & Associates, Inc.(a)	2,829	496,659
Mastercard, Inc., Class A(a)	2,801	973,992
Microsoft Corp.(a)	15,346	3,680,278
PayPal Holdings, Inc.(a)*	30,554	2,176,056
Roper Technologies, Inc.(a)	567	244,995
Salesforce, Inc.(a)*	5,109	677,402
ServiceNow, Inc.*	822	319,158
Synopsys, Inc.*	289	92,275
VeriSign, Inc.(a)*	3,064	629,468
Visa, Inc., Class A(a)	6,802	1,413,184
		14,819,050
Technology Hardware & Equipment — 1.4%
Amphenol Corp., Class A	1,492	113,601
Apple, Inc.	237	30,793
CDW Corp.	728	130,006
Cisco Systems, Inc.(a)	25,754	1,226,921
Corning, Inc.	4,489	143,379
HP, Inc.(a)	18,405	494,542
NetApp, Inc.(a)	23,032	1,383,302
TE Connectivity Ltd. (Switzerland)	5,614	644,487
Zebra Technologies Corp., Class A(a)*	8,255	2,116,665
		6,283,696
Telecommunication Services — 0.6%
AT&T, Inc.(a)	45,963	846,179
Lumen Technologies, Inc.(a)	52,829	275,767
T-Mobile US, Inc.(a)*	4,284	599,760
Verizon Communications, Inc.(a)	17,822	702,187
		2,423,893
Transportation — 1.4%
Alaska Air Group, Inc.*	1,177	50,540
CSX Corp.(a)	12,545	388,644
Expeditors International of Washington, Inc.(a)	8,547	888,204
Old Dominion Freight Line, Inc.(a)	2,678	759,963
Union Pacific Corp.(a)	6,154	1,274,309
United Airlines Holdings, Inc.(a)*	24,685	930,625
United Parcel Service, Inc., Class B(a)	9,730	1,691,463
		5,983,748
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 2.1%
Constellation Energy Corp.(a)	24,438	$ 2,106,800
DTE Energy Co.(a)	5,047	593,174
Exelon Corp.(a)	27,587	1,192,586
NRG Energy, Inc.(a)	68,460	2,178,397
PG&E Corp.*	6,744	109,658
Public Service Enterprise Group, Inc.(a)	23,015	1,410,129
Southern Co. (The)(a)	23,696	1,692,131
		9,282,875
TOTAL COMMON STOCKS (Cost $188,519,384)		199,747,250
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 45.5%
Gotham Enhanced 500 ETF	9,510,300	198,848,009
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $232,808,996)		198,848,009

TOTAL INVESTMENTS - 91.3% (Cost $421,328,380)		398,595,259
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.7%		37,875,750
NET ASSETS - 100.0%		$436,471,009

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Over-the-counter total return swaps outstanding as of December 31, 2022
The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures between July 29, 2024 and July 8, 2027, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 7.2% of net assets as of December 31, 2022.
The following table represents the individual long and short positions and related values of total return swaps as of December 31, 2022:
Total Return Swaps
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	47,450	$1,732,373	$1,909,862	$216,493
Ford Motor Co.	Morgan Stanley	88,388	1,191,668	1,027,952	(129,910)
General Motors Co.	Morgan Stanley	55,204	2,002,480	1,857,063	(114,386)
		191,042	4,926,521	4,794,877	(27,803)
Banks
Bank of America Corp.	Morgan Stanley	64,187	2,098,162	2,125,873	110,335
Citigroup, Inc.	Morgan Stanley	20,428	966,999	923,958	(32,638)
First Republic Bank	Morgan Stanley	21,415	2,657,758	2,610,274	(2,180)
JPMorgan Chase & Co.	Morgan Stanley	22,449	2,555,536	3,010,411	545,353
PNC Financial Services Group, Inc. (The)	Morgan Stanley	7,237	1,122,640	1,143,012	68,359
Signature Bank	Morgan Stanley	19,407	3,141,597	2,236,075	(853,726)
SVB Financial Group	Morgan Stanley	7,700	2,308,124	1,772,078	(539,076)
		162,823	14,850,816	13,821,681	(703,573)
Capital Goods
3M Co.	Morgan Stanley	14,228	1,840,044	1,706,222	(21,232)
A. O. Smith Corp.	Morgan Stanley	12,950	659,313	741,258	97,641
AMETEK, Inc.	Morgan Stanley	7,734	900,108	1,080,594	195,553
Caterpillar, Inc.	Morgan Stanley	10,736	2,240,197	2,571,916	367,618
Deere & Co.	Morgan Stanley	1,197	526,482	513,226	(4,989)
Dover Corp.	Morgan Stanley	9,991	1,289,757	1,352,881	84,312
Emerson Electric Co.	Morgan Stanley	25,443	2,010,498	2,444,055	495,012
Fortive Corp.	Morgan Stanley	12,877	777,793	827,347	61,701
General Dynamics Corp.	Morgan Stanley	5,722	1,230,805	1,419,685	271,132
General Electric Co.	Morgan Stanley	17,962	1,243,247	1,505,036	281,245
Howmet Aerospace, Inc.	Morgan Stanley	29,357	1,078,720	1,156,959	93,252
IDEX Corp.	Morgan Stanley	5,627	1,286,348	1,284,813	15,207
Illinois Tool Works, Inc.	Morgan Stanley	9,345	1,740,273	2,058,703	371,500
Johnson Controls International PLC (Ireland)	Morgan Stanley	17,359	1,024,780	1,110,976	117,508
Lockheed Martin Corp.	Morgan Stanley	5,590	2,156,682	2,719,479	667,342
Masco Corp.	Morgan Stanley	31,567	1,593,169	1,473,232	(88,319)
Nordson Corp.	Morgan Stanley	1,216	264,254	289,068	29,872
Northrop Grumman Corp.	Morgan Stanley	557	207,215	303,905	106,281
PACCAR, Inc.	Morgan Stanley	6,993	729,283	692,097	(8,900)
Pentair PLC (Ireland)	Morgan Stanley	56,432	2,553,612	2,538,311	50,805
Snap-on, Inc.	Morgan Stanley	6,736	1,220,099	1,539,109	407,641
Textron, Inc.	Morgan Stanley	25,499	1,640,922	1,805,329	188,216

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Trane Technologies PLC (Ireland)	Morgan Stanley	6,890	$1,020,930	$1,158,140	$164,655
United Rentals, Inc.	Morgan Stanley	385	107,606	136,837	30,642
WW Grainger, Inc.	Morgan Stanley	2,498	1,309,974	1,389,512	114,612
		324,891	30,652,111	33,818,690	4,088,307
Commercial & Professional Services
Copart, Inc.	Morgan Stanley	9,097	519,521	553,916	41,164
Jacobs Solutions, Inc.	Morgan Stanley	6,507	789,241	781,295	2,331
Leidos Holdings, Inc.	Morgan Stanley	14,475	1,546,374	1,522,625	1,472
Robert Half International, Inc.	Morgan Stanley	8,803	722,577	649,925	(45,055)
Waste Management, Inc.	Morgan Stanley	5,904	889,388	926,220	66,188
		44,786	4,467,101	4,433,981	66,100
Consumer Durables & Apparel
DR Horton, Inc.	Morgan Stanley	20,488	1,429,982	1,826,300	426,905
Lennar Corp., Class A	Morgan Stanley	1,404	116,427	127,062	15,750
NIKE, Inc., Class B	Morgan Stanley	5,156	483,657	603,304	136,466
Tapestry, Inc.	Morgan Stanley	42,280	1,328,328	1,610,022	325,184
Whirlpool Corp.	Morgan Stanley	3,902	526,417	551,977	70,494
		73,230	3,884,811	4,718,665	974,799
Consumer Services
Booking Holdings, Inc.	Morgan Stanley	1,727	3,147,496	3,480,389	373,840
Las Vegas Sands Corp.	Morgan Stanley	5,322	185,965	255,829	73,128
Marriott International, Inc., Class A	Morgan Stanley	9,456	1,400,462	1,407,904	29,926
McDonald's Corp.	Morgan Stanley	9,909	2,390,873	2,611,319	360,214
Starbucks Corp.	Morgan Stanley	12,770	960,594	1,266,784	339,252
Yum! Brands, Inc.	Morgan Stanley	6,285	717,353	804,983	130,444
		45,469	8,802,743	9,827,208	1,306,804
Diversified Financials
American Express Co.	Morgan Stanley	5,247	726,154	775,244	60,781
Berkshire Hathaway, Inc., Class B	Morgan Stanley	15,974	3,389,260	4,934,369	1,589,480
BlackRock, Inc.	Morgan Stanley	3,135	1,896,400	2,221,555	465,949
Capital One Financial Corp.	Morgan Stanley	17,783	1,747,663	1,653,108	(60,113)
Charles Schwab Corp. (The)	Morgan Stanley	11,976	803,968	997,122	208,051
CME Group, Inc.	Morgan Stanley	7,478	1,281,030	1,257,500	32,820
Franklin Resources, Inc.	Morgan Stanley	68,110	1,837,455	1,796,742	87,210
Goldman Sachs Group, Inc. (The)	Morgan Stanley	2,291	855,028	786,684	(53,605)
Intercontinental Exchange, Inc.	Morgan Stanley	21,815	2,151,150	2,238,001	146,964
Invesco Ltd. (Bermuda)	Morgan Stanley	53,484	784,875	962,177	282,025
Nasdaq, Inc.	Morgan Stanley	33,432	1,862,278	2,051,053	260,021
Raymond James Financial, Inc.	Morgan Stanley	82	7,079	8,762	2,341
S&P Global, Inc.	Morgan Stanley	3,284	989,428	1,099,943	135,146
T Rowe Price Group, Inc.	Morgan Stanley	24,675	3,272,194	2,691,055	(347,777)
		268,766	21,603,962	23,473,315	2,809,293
Energy
APA Corp.	Morgan Stanley	44,635	1,107,224	2,083,562	1,021,460
Chevron Corp.	Morgan Stanley	15,779	2,429,403	2,832,173	483,762
ConocoPhillips	Morgan Stanley	26,887	2,569,112	3,172,666	705,968
Devon Energy Corp.	Morgan Stanley	19,849	1,105,180	1,220,912	176,971
Diamondback Energy, Inc.	Morgan Stanley	8,599	1,052,137	1,176,171	170,440
EOG Resources, Inc.	Morgan Stanley	8,130	699,454	1,052,998	474,736

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
EQT Corp.	Morgan Stanley	58,842	$2,362,384	$1,990,625	$(336,073)
Exxon Mobil Corp.	Morgan Stanley	28,728	1,708,482	3,168,698	1,626,157
Halliburton Co.	Morgan Stanley	34,376	1,010,365	1,352,696	372,301
Kinder Morgan, Inc.	Morgan Stanley	84,879	1,444,237	1,534,612	139,267
Marathon Oil Corp.	Morgan Stanley	53,272	968,639	1,442,073	505,131
Marathon Petroleum Corp.	Morgan Stanley	12,710	846,830	1,479,317	677,771
Occidental Petroleum Corp.	Morgan Stanley	18,449	892,310	1,162,103	289,339
ONEOK, Inc.	Morgan Stanley	5,688	314,876	373,702	68,971
Pioneer Natural Resources Co.	Morgan Stanley	4,720	1,065,222	1,078,001	72,172
Valero Energy Corp.	Morgan Stanley	8,449	925,722	1,071,840	190,718
		433,992	20,501,577	26,192,149	6,639,091
Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	8,334	379,771	371,530	(676)
Walgreens Boots Alliance, Inc.	Morgan Stanley	13,937	512,249	520,686	33,335
Walmart, Inc.	Morgan Stanley	11,851	1,539,621	1,680,353	216,663
		34,122	2,431,641	2,572,569	249,322
Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	25,747	1,094,006	1,176,895	247,883
Archer-Daniels-Midland Co.	Morgan Stanley	6,881	488,458	638,901	181,360
Campbell Soup Co.	Morgan Stanley	46,414	2,338,134	2,633,994	352,249
Coca-Cola Co. (The)	Morgan Stanley	41,789	2,361,882	2,658,198	467,519
Constellation Brands, Inc., Class A	Morgan Stanley	3,474	786,637	805,099	38,536
General Mills, Inc.	Morgan Stanley	16,979	1,144,121	1,423,689	355,823
Hershey Co. (The)	Morgan Stanley	2,698	567,985	624,776	83,342
Kellogg Co.	Morgan Stanley	21,965	1,632,614	1,564,787	(24,415)
Keurig Dr Pepper, Inc.	Morgan Stanley	25,539	959,398	910,721	(36,188)
Kraft Heinz Co. (The)	Morgan Stanley	29,278	1,039,795	1,191,907	243,819
Molson Coors Beverage Co., Class B	Morgan Stanley	3,557	171,929	183,257	25,532
Mondelez International, Inc., Class A	Morgan Stanley	11,553	679,505	770,007	120,350
PepsiCo, Inc.	Morgan Stanley	4,581	731,074	827,603	161,497
Philip Morris International, Inc.	Morgan Stanley	4,570	386,872	462,530	125,092
Tyson Foods, Inc., Class A	Morgan Stanley	34,723	2,510,305	2,161,507	(240,752)
		279,748	16,892,715	18,033,871	2,101,647
Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	41,583	4,220,855	4,565,398	474,701
AmerisourceBergen Corp.	Morgan Stanley	10,910	1,486,805	1,807,896	362,157
Cardinal Health, Inc.	Morgan Stanley	25,966	1,829,483	1,996,006	213,215
Centene Corp.	Morgan Stanley	11,916	924,847	977,231	65,177
Cigna Corp.	Morgan Stanley	4,387	1,020,648	1,453,589	468,595
CVS Health Corp.	Morgan Stanley	12,553	857,307	1,169,814	390,708
DENTSPLY SIRONA, Inc.	Morgan Stanley	61,178	1,816,630	1,947,908	162,610
HCA Healthcare, Inc.	Morgan Stanley	8,407	1,691,654	2,017,344	362,027
Hologic, Inc.	Morgan Stanley	14,279	944,451	1,068,212	136,056
Humana, Inc.	Morgan Stanley	3,815	2,064,878	1,954,005	(83,245)
Laboratory Corp. of America Holdings	Morgan Stanley	3,016	652,052	710,208	68,971
McKesson Corp.	Morgan Stanley	2,125	585,870	797,130	229,780
Medtronic PLC (Ireland)	Morgan Stanley	32,307	2,839,377	2,510,900	(168,977)
Molina Healthcare, Inc.	Morgan Stanley	2,336	771,992	771,394	9,454
Quest Diagnostics, Inc.	Morgan Stanley	5,558	704,820	869,494	177,909

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
Teleflex, Inc.	Morgan Stanley	7,789	$1,604,341	$1,944,368	$363,993
UnitedHealth Group, Inc.	Morgan Stanley	1,288	591,729	682,872	122,346
		249,413	24,607,739	27,243,769	3,355,477
Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	3,224	229,816	254,019	45,587
Kimberly-Clark Corp.	Morgan Stanley	11,325	1,419,384	1,537,369	158,116
Procter & Gamble Co. (The)	Morgan Stanley	20,482	2,748,626	3,104,252	474,391
		35,031	4,397,826	4,895,640	678,094
Insurance
Aflac, Inc.	Morgan Stanley	16,558	1,053,356	1,191,183	164,695
Aon PLC, Class A (Ireland)	Morgan Stanley	4,892	1,340,012	1,468,285	155,595
Arch Capital Group Ltd. (Bermuda)	Morgan Stanley	44,244	2,573,966	2,777,638	237,161
Assurant, Inc.	Morgan Stanley	17,009	2,303,312	2,127,146	(126,815)
Brown & Brown, Inc.	Morgan Stanley	31,075	1,802,663	1,770,343	(13,840)
Globe Life, Inc.	Morgan Stanley	8,162	940,909	983,929	55,269
Loews Corp.	Morgan Stanley	22,078	1,198,478	1,287,810	107,683
Marsh & McLennan Cos., Inc.	Morgan Stanley	6,773	1,065,139	1,120,796	69,743
MetLife, Inc.	Morgan Stanley	6,737	501,422	487,557	(1,863)
Principal Financial Group, Inc.	Morgan Stanley	5,937	451,826	498,233	57,890
W R Berkley Corp.	Morgan Stanley	23,171	1,313,058	1,681,519	409,449
		186,636	14,544,141	15,394,439	1,114,967
Materials
Air Products and Chemicals, Inc.	Morgan Stanley	2,826	845,663	871,143	41,032
Celanese Corp.	Morgan Stanley	39,019	4,136,091	3,989,303	(66,989)
CF Industries Holdings, Inc.	Morgan Stanley	23,196	1,961,087	1,976,299	96,263
Dow, Inc.	Morgan Stanley	21,622	1,020,398	1,089,533	147,881
DuPont de Nemours, Inc.	Morgan Stanley	8,408	450,368	577,041	146,411
Eastman Chemical Co.	Morgan Stanley	37,594	3,198,646	3,061,655	(41,429)
Freeport-McMoRan, Inc.	Morgan Stanley	16,318	458,850	620,084	179,850
International Paper Co.	Morgan Stanley	55,779	1,925,839	1,931,627	109,128
Linde PLC (Ireland)	Morgan Stanley	2,034	556,323	663,450	138,394
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	3,875	304,183	321,741	25,194
Mosaic Co. (The)	Morgan Stanley	50,241	2,324,746	2,204,073	(60,278)
Newmont Corp.	Morgan Stanley	2,825	117,382	133,340	19,871
Nucor Corp.	Morgan Stanley	6,665	704,132	878,514	200,863
Packaging Corp. of America	Morgan Stanley	9,710	1,279,681	1,242,006	(3,656)
Steel Dynamics, Inc.	Morgan Stanley	6,825	688,572	666,802	(10,920)
Westrock Co.	Morgan Stanley	39,901	1,426,935	1,402,919	8,985
		326,838	21,398,896	21,629,530	930,600
Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	4,151	253,480	317,759	69,740
Alphabet, Inc., Class A	Morgan Stanley	104,292	6,685,658	9,201,683	2,602,990
Charter Communications, Inc., Class A	Morgan Stanley	8,770	3,508,637	2,973,907	(528,931)
Comcast Corp., Class A	Morgan Stanley	89,020	3,450,765	3,113,029	(249,657)
Electronic Arts, Inc.	Morgan Stanley	1,019	121,658	124,501	5,599
Fox Corp., Class A	Morgan Stanley	36,224	1,145,954	1,100,123	(25,629)
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	24,371	623,259	811,798	259,657
Meta Platforms, Inc., Class A	Morgan Stanley	16,147	2,632,429	1,943,130	(657,065)
Netflix, Inc.	Morgan Stanley	2,794	624,159	823,895	207,865

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
News Corp., Class A	Morgan Stanley	22,371	$372,719	$407,152	$41,231
Omnicom Group, Inc.	Morgan Stanley	6,159	423,042	502,390	92,324
Take-Two Interactive Software, Inc.	Morgan Stanley	863	109,884	89,864	(18,637)
Warner Bros Discovery, Inc.	Morgan Stanley	29,892	331,108	283,376	(49,723)
		346,073	20,282,752	21,692,607	1,749,764
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	2,249	331,831	363,461	62,862
Biogen, Inc.	Morgan Stanley	4,153	917,722	1,150,049	244,275
Bristol-Myers Squibb Co.	Morgan Stanley	25,062	1,559,966	1,803,211	306,195
Danaher Corp.	Morgan Stanley	7,061	1,752,671	1,874,131	156,576
Gilead Sciences, Inc.	Morgan Stanley	18,166	1,227,741	1,559,551	392,029
Illumina, Inc.	Morgan Stanley	1,633	309,911	330,193	24,324
Incyte Corp.	Morgan Stanley	954	82,460	76,625	(4,755)
Johnson & Johnson	Morgan Stanley	20,448	2,862,026	3,612,139	1,031,227
Merck & Co., Inc.	Morgan Stanley	26,526	2,228,009	2,943,060	892,115
Moderna, Inc.	Morgan Stanley	12,224	1,450,745	2,195,675	763,810
Organon & Co.	Morgan Stanley	57,376	1,446,931	1,602,512	199,895
PerkinElmer, Inc.	Morgan Stanley	1,904	226,939	266,979	44,651
Pfizer, Inc.	Morgan Stanley	70,086	2,800,223	3,591,207	1,043,218
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	444	262,363	320,342	61,403
Thermo Fisher Scientific, Inc.	Morgan Stanley	1,425	794,757	784,733	712
Vertex Pharmaceuticals, Inc.	Morgan Stanley	2,234	422,728	645,135	227,916
		251,945	18,677,023	23,119,003	5,446,453
Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	8,326	1,364,359	1,212,848	(69,989)
American Tower Corp., REIT	Morgan Stanley	2,160	494,426	457,618	(13,101)
AvalonBay Communities, Inc., REIT	Morgan Stanley	9,651	1,642,955	1,558,830	(28,771)
Camden Property Trust, REIT	Morgan Stanley	11,260	1,386,282	1,259,769	(100,656)
CBRE Group, Inc., Class A	Morgan Stanley	12,350	879,817	950,456	82,239
Crown Castle, Inc., REIT	Morgan Stanley	1,572	243,391	213,226	(11,942)
Extra Space Storage, Inc., REIT	Morgan Stanley	7,128	1,157,766	1,049,099	(51,794)
Healthpeak Properties, Inc., REIT	Morgan Stanley	32,367	775,766	811,441	64,264
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	3,504	509,725	550,093	70,241
Prologis, Inc., REIT	Morgan Stanley	5,940	648,775	669,616	35,602
Public Storage, REIT	Morgan Stanley	5,077	1,378,161	1,422,525	163,998
Realty Income Corp., REIT	Morgan Stanley	28,829	1,808,117	1,828,623	86,179
SBA Communications Corp., REIT	Morgan Stanley	307	87,684	86,055	828
Simon Property Group, Inc., REIT	Morgan Stanley	6,236	610,875	732,605	179,963
UDR, Inc., REIT	Morgan Stanley	17,848	739,437	691,253	(32,531)
VICI Properties, Inc., REIT	Morgan Stanley	38,091	1,256,901	1,234,148	14,039
Welltower, Inc., REIT	Morgan Stanley	16,747	1,163,417	1,097,766	(41,989)
Weyerhaeuser Co., REIT	Morgan Stanley	77,540	2,603,877	2,403,740	51,616
		284,933	18,751,731	18,229,711	398,196
Retailing
Amazon.com, Inc.	Morgan Stanley	83,254	9,635,795	6,993,336	(2,529,261)
AutoZone, Inc.	Morgan Stanley	802	1,514,715	1,977,876	482,873
Bath & Body Works, Inc.	Morgan Stanley	36,975	1,102,674	1,558,126	476,509
Best Buy Co., Inc.	Morgan Stanley	6,353	427,755	509,574	111,920
Dollar General Corp.	Morgan Stanley	1,865	468,321	459,256	(1,936)
eBay, Inc.	Morgan Stanley	37,726	1,519,453	1,564,497	84,060

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Genuine Parts Co.	Morgan Stanley	7,119	$1,122,949	$1,235,218	$137,422
Home Depot, Inc. (The)	Morgan Stanley	2,672	798,668	843,978	71,180
LKQ Corp.	Morgan Stanley	14,325	667,982	765,098	124,164
Lowe's Cos., Inc.	Morgan Stanley	6,795	1,271,144	1,353,836	130,438
O'Reilly Automotive, Inc.	Morgan Stanley	1,723	1,202,613	1,454,264	266,926
Ross Stores, Inc.	Morgan Stanley	10,422	794,794	1,209,682	433,745
Target Corp.	Morgan Stanley	1,395	207,522	207,911	10,289
Ulta Beauty, Inc.	Morgan Stanley	1,124	387,652	527,235	144,636
		212,550	21,122,037	20,659,887	(57,035)
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	Morgan Stanley	22,044	1,917,319	2,146,645	278,825
Broadcom, Inc.	Morgan Stanley	5,191	2,404,121	2,902,444	561,065
KLA Corp.	Morgan Stanley	2,506	700,267	944,837	269,593
Lam Research Corp.	Morgan Stanley	6,533	2,343,258	2,745,820	456,019
Micron Technology, Inc.	Morgan Stanley	5,698	290,361	284,786	1,865
NXP Semiconductors NV (Netherlands)	Morgan Stanley	18,638	2,852,490	2,945,363	149,591
ON Semiconductor Corp.	Morgan Stanley	49,362	2,917,057	3,078,708	199,602
Qorvo, Inc.	Morgan Stanley	25,113	2,428,130	2,276,242	(120,296)
QUALCOMM, Inc.	Morgan Stanley	27,908	3,299,904	3,068,206	(129,915)
SolarEdge Technologies, Inc.	Morgan Stanley	326	83,977	92,346	9,473
Teradyne, Inc.	Morgan Stanley	9,112	776,007	795,933	27,498
		172,431	20,012,891	21,281,330	1,703,320
Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	12,133	3,279,060	3,237,570	24,294
Adobe, Inc.	Morgan Stanley	8,006	2,363,550	2,694,259	361,461
ANSYS, Inc.	Morgan Stanley	2,331	540,055	563,146	30,127
Autodesk, Inc.	Morgan Stanley	1,476	277,923	275,820	1,523
Automatic Data Processing, Inc.	Morgan Stanley	6,243	1,513,281	1,491,203	14,186
Broadridge Financial Solutions, Inc.	Morgan Stanley	3,814	544,882	511,572	(22,904)
Cadence Design Systems, Inc.	Morgan Stanley	1,763	214,472	283,208	71,525
Cognizant Technology Solutions Corp., Class A	Morgan Stanley	3,485	210,427	199,307	1,679
DXC Technology Co.	Morgan Stanley	43,202	1,175,112	1,144,853	(15,499)
EPAM Systems, Inc.	Morgan Stanley	366	182,918	119,953	(60,815)
FleetCor Technologies, Inc.	Morgan Stanley	17,421	3,203,365	3,199,889	30,270
International Business Machines Corp.	Morgan Stanley	3,264	471,702	459,865	(4,449)
Jack Henry & Associates, Inc.	Morgan Stanley	3,297	611,564	578,821	(23,477)
Mastercard, Inc., Class A	Morgan Stanley	3,809	1,101,993	1,324,504	252,348
Microsoft Corp.	Morgan Stanley	46,270	10,941,776	11,096,471	442,244
PayPal Holdings, Inc.	Morgan Stanley	30,967	2,267,690	2,205,470	(32,715)
Roper Technologies, Inc.	Morgan Stanley	678	263,951	292,957	32,546
Salesforce, Inc.	Morgan Stanley	29,066	4,147,833	3,853,861	(262,253)
ServiceNow, Inc.	Morgan Stanley	1,436	672,061	557,556	(105,753)
Synopsys, Inc.	Morgan Stanley	750	206,132	239,467	36,028
VeriSign, Inc.	Morgan Stanley	3,545	587,194	728,285	148,739
Visa, Inc., Class A	Morgan Stanley	7,396	1,411,620	1,536,593	171,803
		230,718	36,188,561	36,594,630	1,090,908
Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	15,420	1,163,933	1,174,079	29,651
Apple, Inc.	Morgan Stanley	109,206	8,200,746	14,189,136	6,376,829
CDW Corp.	Morgan Stanley	2,685	431,319	479,487	57,049

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
Cisco Systems, Inc.	Morgan Stanley	113,188	$4,812,968	$5,392,276	$879,891
Corning, Inc.	Morgan Stanley	16,654	503,941	531,929	39,621
HP, Inc.	Morgan Stanley	87,778	2,067,654	2,358,595	472,324
NetApp, Inc.	Morgan Stanley	28,544	1,878,762	1,714,353	(128,562)
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	5,669	651,403	650,801	23,115
Zebra Technologies Corp., Class A	Morgan Stanley	8,833	2,637,182	2,264,870	(339,415)
		387,977	22,347,908	28,755,526	7,410,503
Telecommunication Services
AT&T, Inc.	Morgan Stanley	50,174	826,611	923,703	122,844
Lumen Technologies, Inc.	Morgan Stanley	73,319	504,072	382,725	(108,377)
T-Mobile US, Inc.	Morgan Stanley	5,820	708,898	814,800	115,133
Verizon Communications, Inc.	Morgan Stanley	22,762	1,092,158	896,823	(82,362)
		152,075	3,131,739	3,018,051	47,238
Transportation
Alaska Air Group, Inc.	Morgan Stanley	11,371	499,215	488,271	(4,440)
CSX Corp.	Morgan Stanley	20,485	573,357	634,625	87,017
Expeditors International of Washington, Inc.	Morgan Stanley	19,095	1,895,300	1,984,352	150,805
Old Dominion Freight Line, Inc.	Morgan Stanley	3,932	978,111	1,115,823	152,779
Union Pacific Corp.	Morgan Stanley	6,926	1,405,854	1,434,167	79,998
United Airlines Holdings, Inc.	Morgan Stanley	25,668	1,060,816	967,684	(79,324)
United Parcel Service, Inc., Class B	Morgan Stanley	10,271	1,759,139	1,785,511	72,596
		97,748	8,171,792	8,410,433	459,431
Utilities
AES Corp. (The)	Morgan Stanley	4,899	140,047	140,895	4,655
Constellation Energy Corp.	Morgan Stanley	57,980	3,541,372	4,998,456	1,524,721
DTE Energy Co.	Morgan Stanley	7,241	796,290	851,035	91,788
Exelon Corp.	Morgan Stanley	67,983	2,681,870	2,938,905	343,707
NRG Energy, Inc.	Morgan Stanley	75,587	2,639,483	2,405,178	(50,027)
PG&E Corp.	Morgan Stanley	6,817	88,576	110,844	23,438
Public Service Enterprise Group, Inc.	Morgan Stanley	24,823	1,467,530	1,520,905	92,014
Southern Co. (The)	Morgan Stanley	23,695	1,613,181	1,692,060	113,760
		269,025	12,968,349	14,658,278	2,144,056

Total Reference Entity — Long			375,617,383	407,269,840	43,975,959
Short
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	(26,098)	(3,564,828)	(2,430,507)	1,092,591
Banks
Citizens Financial Group, Inc.	Morgan Stanley	(39,205)	(2,028,747)	(1,543,501)	411,619
Comerica, Inc.	Morgan Stanley	(21,470)	(1,823,261)	(1,435,270)	327,430
Fifth Third Bancorp	Morgan Stanley	(17,490)	(625,951)	(573,847)	34,985
Huntington Bancshares, Inc.	Morgan Stanley	(135,552)	(2,052,733)	(1,911,283)	71,698
KeyCorp	Morgan Stanley	(29,677)	(692,053)	(516,973)	149,104
M&T Bank Corp.	Morgan Stanley	(12,905)	(2,218,620)	(1,871,999)	276,206
Regions Financial Corp.	Morgan Stanley	(111,253)	(2,626,208)	(2,398,615)	120,684
Truist Financial Corp.	Morgan Stanley	(34,103)	(2,129,997)	(1,467,452)	579,188
US Bancorp	Morgan Stanley	(5,814)	(328,486)	(253,549)	60,172

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Banks — (continued)
Wells Fargo & Co.	Morgan Stanley	(22,338)	$(1,038,439)	$(922,336)	$114,226
Zions Bancorp NA	Morgan Stanley	(16,440)	(1,108,953)	(808,190)	277,215
		(446,247)	(16,673,448)	(13,703,015)	2,422,527
Capital Goods
Allegion PLC (Ireland)	Morgan Stanley	(28,617)	(3,173,258)	(3,012,225)	98,339
Boeing Co. (The)	Morgan Stanley	(8,610)	(2,873,844)	(1,640,119)	1,164,699
Carrier Global Corp.	Morgan Stanley	(29,459)	(1,591,717)	(1,215,184)	339,005
Cummins, Inc.	Morgan Stanley	(13,234)	(3,215,533)	(3,206,466)	(45,362)
Eaton Corp. PLC (Ireland)	Morgan Stanley	(13,424)	(2,005,884)	(2,106,897)	(140,369)
Fastenal Co.	Morgan Stanley	(26,749)	(1,446,980)	(1,265,763)	157,931
Generac Holdings, Inc.	Morgan Stanley	(14,956)	(2,748,224)	(1,505,471)	1,207,713
Honeywell International, Inc.	Morgan Stanley	(9,025)	(1,836,315)	(1,934,058)	(135,329)
Huntington Ingalls Industries, Inc.	Morgan Stanley	(16,599)	(3,921,272)	(3,829,057)	24,269
Ingersoll Rand, Inc.	Morgan Stanley	(29,838)	(1,551,047)	(1,559,036)	(26,766)
L3Harris Technologies, Inc.	Morgan Stanley	(9,766)	(2,307,287)	(2,033,379)	224,836
Otis Worldwide Corp.	Morgan Stanley	(23,899)	(1,869,978)	(1,871,531)	(23,437)
Parker-Hannifin Corp.	Morgan Stanley	(14,380)	(4,319,637)	(4,184,580)	72,312
Quanta Services, Inc.	Morgan Stanley	(5,396)	(709,715)	(768,930)	(68,537)
Raytheon Technologies Corp.	Morgan Stanley	(31,064)	(2,984,540)	(3,134,979)	(219,097)
Rockwell Automation, Inc.	Morgan Stanley	(4,315)	(1,415,925)	(1,111,415)	269,384
Stanley Black & Decker, Inc.	Morgan Stanley	(30,239)	(5,359,707)	(2,271,554)	2,930,485
TransDigm Group, Inc.	Morgan Stanley	(2,441)	(1,572,773)	(1,536,976)	(27,766)
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	(17,059)	(1,620,023)	(1,702,659)	(106,500)
Xylem, Inc.	Morgan Stanley	(22,811)	(2,817,229)	(2,522,212)	229,580
		(351,881)	(49,340,888)	(42,412,491)	5,925,390
Commercial & Professional Services
Cintas Corp.	Morgan Stanley	(2,544)	(1,133,159)	(1,148,921)	(30,190)
CoStar Group, Inc.	Morgan Stanley	(36,286)	(2,925,021)	(2,804,182)	86,600
Equifax, Inc.	Morgan Stanley	(3,800)	(845,037)	(738,568)	95,043
Republic Services, Inc.	Morgan Stanley	(9,340)	(1,333,735)	(1,204,767)	105,246
Rollins, Inc.	Morgan Stanley	(33,279)	(1,278,293)	(1,216,015)	23,090
Verisk Analytics, Inc.	Morgan Stanley	(6,813)	(1,322,259)	(1,201,949)	102,115
		(92,062)	(8,837,504)	(8,314,402)	381,904
Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	Morgan Stanley	(2,502)	(267,334)	(230,910)	28,428
Hasbro, Inc.	Morgan Stanley	(5,661)	(502,896)	(345,378)	141,373
Mohawk Industries, Inc.	Morgan Stanley	(4,065)	(565,019)	(415,524)	142,890
Newell Brands, Inc.	Morgan Stanley	(91,855)	(1,722,697)	(1,201,463)	466,997
NVR, Inc.	Morgan Stanley	(349)	(1,883,704)	(1,609,790)	251,869
PulteGroup, Inc.	Morgan Stanley	(23,635)	(1,193,356)	(1,076,102)	89,217
Ralph Lauren Corp.	Morgan Stanley	(20,350)	(2,010,415)	(2,150,385)	(194,833)
VF Corp.	Morgan Stanley	(83,792)	(3,288,416)	(2,313,497)	870,095
		(232,209)	(11,433,837)	(9,343,049)	1,796,036
Consumer Services
Caesars Entertainment, Inc.	Morgan Stanley	(7,924)	(483,561)	(329,638)	148,271
Carnival Corp. (Panama)	Morgan Stanley	(56,779)	(710,636)	(457,639)	244,687
Chipotle Mexican Grill, Inc.	Morgan Stanley	(1,984)	(3,274,183)	(2,752,780)	483,076
Darden Restaurants, Inc.	Morgan Stanley	(26,708)	(3,807,163)	(3,694,518)	(25,484)
Domino's Pizza, Inc.	Morgan Stanley	(996)	(531,696)	(345,014)	188,365

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Consumer Services — (continued)
Expedia Group, Inc.	Morgan Stanley	(7,238)	$(1,292,721)	$(634,049)	$645,956
Hilton Worldwide Holdings, Inc.	Morgan Stanley	(6,561)	(1,003,650)	(829,048)	159,915
MGM Resorts International	Morgan Stanley	(9,558)	(444,824)	(320,480)	122,262
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(77,125)	(1,547,678)	(944,010)	585,557
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(38,741)	(2,627,794)	(1,914,968)	678,686
Wynn Resorts Ltd.	Morgan Stanley	(17,817)	(1,911,681)	(1,469,368)	391,678
		(251,431)	(17,635,587)	(13,691,512)	3,622,969
Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(6,915)	(2,018,407)	(2,153,124)	(182,067)
Bank of New York Mellon Corp. (The)	Morgan Stanley	(17,044)	(1,020,496)	(775,843)	210,838
Cboe Global Markets, Inc.	Morgan Stanley	(3,734)	(464,623)	(468,505)	(17,160)
Discover Financial Services	Morgan Stanley	(11,554)	(1,359,315)	(1,130,328)	187,913
FactSet Research Systems, Inc.	Morgan Stanley	(2,973)	(1,396,924)	(1,192,797)	180,638
MarketAxess Holdings, Inc.	Morgan Stanley	(5,624)	(2,346,530)	(1,568,477)	732,841
Moody's Corp.	Morgan Stanley	(8,884)	(2,370,211)	(2,475,260)	(137,571)
MSCI, Inc.	Morgan Stanley	(6,761)	(3,571,590)	(3,145,014)	365,437
Northern Trust Corp.	Morgan Stanley	(20,166)	(2,422,297)	(1,784,489)	554,144
State Street Corp.	Morgan Stanley	(27,866)	(2,613,938)	(2,161,566)	348,837
Synchrony Financial	Morgan Stanley	(36,752)	(1,475,547)	(1,207,671)	245,125
		(148,273)	(21,059,878)	(18,063,074)	2,488,975
Energy
Baker Hughes Co.	Morgan Stanley	(33,436)	(1,202,799)	(987,365)	183,972
Coterra Energy, Inc.	Morgan Stanley	(178,992)	(5,182,388)	(4,397,833)	534,576
Hess Corp.	Morgan Stanley	(23,661)	(2,847,597)	(3,355,603)	(558,679)
Phillips 66	Morgan Stanley	(6,202)	(634,663)	(645,504)	(24,666)
Schlumberger Ltd. (Curacao)	Morgan Stanley	(34,620)	(1,512,134)	(1,850,785)	(365,193)
SPDR S&P 500 ETF Trust	Morgan Stanley	(102)	(38,771)	(39,008)	(4,608)
Targa Resources Corp.	Morgan Stanley	(37,357)	(2,595,194)	(2,745,740)	(193,253)
Williams Cos., Inc. (The)	Morgan Stanley	(61,554)	(2,011,772)	(2,025,127)	(81,351)
		(375,924)	(16,025,318)	(16,046,965)	(509,202)
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	(1,517)	(740,078)	(692,511)	38,845
Sysco Corp.	Morgan Stanley	(4,977)	(423,001)	(380,492)	37,193
		(6,494)	(1,163,079)	(1,073,003)	76,038
Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(28,578)	(2,102,149)	(1,877,003)	162,646
Conagra Brands, Inc.	Morgan Stanley	(21,364)	(781,308)	(826,787)	(64,492)
Hormel Foods Corp.	Morgan Stanley	(71,567)	(3,343,840)	(3,259,877)	35,086
J M Smucker Co. (The)	Morgan Stanley	(31,122)	(4,445,562)	(4,931,592)	(585,408)
Lamb Weston Holdings, Inc.	Morgan Stanley	(4,325)	(412,375)	(386,482)	9,804
McCormick & Co., Inc.	Morgan Stanley	(41,168)	(3,851,617)	(3,412,416)	330,227
Monster Beverage Corp.	Morgan Stanley	(27,668)	(2,610,194)	(2,809,132)	(237,523)
		(225,792)	(17,547,045)	(17,503,289)	(349,660)
Health Care Equipment & Services
Align Technology, Inc.	Morgan Stanley	(12,928)	(3,706,282)	(2,726,515)	936,381
Baxter International, Inc.	Morgan Stanley	(38,315)	(3,242,190)	(1,952,916)	1,218,136
Becton Dickinson and Co.	Morgan Stanley	(10,333)	(2,639,014)	(2,627,682)	(43,600)
Boston Scientific Corp.	Morgan Stanley	(31,349)	(1,394,494)	(1,450,518)	(76,566)
Cooper Cos., Inc. (The)	Morgan Stanley	(3,155)	(1,307,784)	(1,043,264)	261,026

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Health Care Equipment & Services — (continued)
DaVita, Inc.	Morgan Stanley	(10,234)	$(1,042,441)	$(764,173)	$269,869
Dexcom, Inc.	Morgan Stanley	(8,677)	(1,128,399)	(982,583)	132,518
Edwards Lifesciences Corp.	Morgan Stanley	(20,967)	(2,340,052)	(1,564,348)	748,315
Elevance Health, Inc.	Morgan Stanley	(2,116)	(1,114,460)	(1,085,445)	17,508
Henry Schein, Inc.	Morgan Stanley	(33,475)	(2,715,364)	(2,673,648)	6,740
IDEXX Laboratories, Inc.	Morgan Stanley	(4,073)	(2,263,258)	(1,661,621)	569,315
Intuitive Surgical, Inc.	Morgan Stanley	(733)	(263,748)	(194,502)	66,170
ResMed, Inc.	Morgan Stanley	(13,071)	(3,114,310)	(2,720,467)	343,973
STERIS PLC (Ireland)	Morgan Stanley	(15,378)	(3,155,298)	(2,840,163)	258,892
Stryker Corp.	Morgan Stanley	(2,168)	(501,494)	(530,054)	(42,587)
Universal Health Services, Inc., Class B	Morgan Stanley	(20,122)	(2,342,123)	(2,834,989)	(538,214)
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(9,184)	(1,169,033)	(1,170,960)	(15,604)
		(236,278)	(33,439,744)	(28,823,848)	4,112,272
Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	(20,295)	(1,733,297)	(1,635,980)	67,965
Clorox Co. (The)	Morgan Stanley	(22,502)	(3,964,602)	(3,157,706)	651,444
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(864)	(229,427)	(214,367)	12,665
		(43,661)	(5,927,326)	(5,008,053)	732,074
Insurance
Allstate Corp. (The)	Morgan Stanley	(23,297)	(3,024,405)	(3,159,073)	(197,768)
American International Group, Inc.	Morgan Stanley	(15,666)	(957,754)	(990,718)	(54,576)
Arthur J Gallagher & Co.	Morgan Stanley	(8,560)	(1,607,147)	(1,613,902)	(31,012)
Chubb Ltd. (Switzerland)	Morgan Stanley	(4,101)	(866,969)	(904,681)	(55,890)
Cincinnati Financial Corp.	Morgan Stanley	(12,562)	(1,596,764)	(1,286,223)	262,162
Everest Re Group Ltd. (Bermuda)	Morgan Stanley	(697)	(213,604)	(230,895)	(22,438)
Hartford Financial Services Group, Inc. (The)	Morgan Stanley	(30,681)	(2,202,875)	(2,326,540)	(180,630)
Lincoln National Corp.	Morgan Stanley	(6,726)	(496,361)	(206,623)	314,174
Progressive Corp. (The)	Morgan Stanley	(13,901)	(1,787,943)	(1,803,099)	(36,080)
Prudential Financial, Inc.	Morgan Stanley	(29,009)	(3,060,877)	(2,885,235)	100,409
Travelers Cos., Inc. (The)	Morgan Stanley	(5,063)	(942,340)	(949,262)	(23,347)
Willis Towers Watson PLC (Ireland)	Morgan Stanley	(11,975)	(2,677,454)	(2,928,846)	(301,460)
		(162,238)	(19,434,493)	(19,285,097)	(226,456)
Materials
Albemarle Corp.	Morgan Stanley	(9,197)	(2,412,269)	(1,994,461)	383,142
Amcor PLC (Jersey)	Morgan Stanley	(169,984)	(2,026,258)	(2,024,509)	(37,532)
Avery Dennison Corp.	Morgan Stanley	(11,118)	(2,001,623)	(2,012,358)	(49,338)
Ball Corp.	Morgan Stanley	(3,599)	(342,460)	(184,053)	151,669
Corteva, Inc.	Morgan Stanley	(64,162)	(3,826,322)	(3,771,442)	(12,038)
Ecolab, Inc.	Morgan Stanley	(12,967)	(2,357,604)	(1,887,477)	425,682
FMC Corp.	Morgan Stanley	(5,850)	(736,256)	(730,080)	(8,459)
International Flavors & Fragrances, Inc.	Morgan Stanley	(10,891)	(1,588,712)	(1,141,812)	417,174
Martin Marietta Materials, Inc.	Morgan Stanley	(1,884)	(646,882)	(636,735)	172
PPG Industries, Inc.	Morgan Stanley	(9,008)	(1,217,202)	(1,132,666)	58,452
Sealed Air Corp.	Morgan Stanley	(2,588)	(152,907)	(129,089)	21,663
Sherwin-Williams Co. (The)	Morgan Stanley	(7,932)	(2,087,380)	(1,882,502)	168,684
Vulcan Materials Co.	Morgan Stanley	(4,225)	(827,309)	(739,840)	70,225
		(313,405)	(20,223,184)	(18,267,024)	1,589,496
Media & Entertainment
DISH Network Corp., Class A	Morgan Stanley	(379,176)	(8,341,393)	(5,323,631)	2,920,102

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Media & Entertainment — (continued)
Live Nation Entertainment, Inc.	Morgan Stanley	(9,975)	$(1,093,079)	$(695,657)	$384,635
Match Group, Inc.	Morgan Stanley	(25,724)	(3,124,996)	(1,067,289)	2,021,127
Paramount Global, Class B	Morgan Stanley	(27,470)	(790,140)	(463,694)	303,036
Walt Disney Co. (The)	Morgan Stanley	(6,027)	(567,829)	(523,626)	44,602
		(448,372)	(13,917,437)	(8,073,897)	5,673,502
Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(7,754)	(1,025,755)	(1,160,386)	(148,375)
Amgen, Inc.	Morgan Stanley	(710)	(202,624)	(186,474)	14,172
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(3,943)	(2,340,699)	(1,657,992)	655,469
Bio-Techne Corp.	Morgan Stanley	(19,300)	(2,104,387)	(1,599,584)	471,044
Catalent, Inc.	Morgan Stanley	(105,551)	(8,446,056)	(4,750,851)	3,593,945
Charles River Laboratories International, Inc.	Morgan Stanley	(3,055)	(1,152,887)	(665,685)	473,752
Eli Lilly & Co.	Morgan Stanley	(5,340)	(1,819,045)	(1,953,586)	(159,968)
IQVIA Holdings, Inc.	Morgan Stanley	(3,061)	(798,143)	(627,168)	161,641
Mettler-Toledo International, Inc.	Morgan Stanley	(585)	(858,300)	(845,588)	2,583
Viatris, Inc.	Morgan Stanley	(68,087)	(1,019,394)	(757,808)	218,800
Waters Corp.	Morgan Stanley	(5,664)	(1,603,703)	(1,940,373)	(358,615)
West Pharmaceutical Services, Inc.	Morgan Stanley	(3,816)	(1,651,744)	(898,096)	743,960
Zoetis, Inc.	Morgan Stanley	(13,033)	(2,443,396)	(1,909,986)	493,382
		(239,899)	(25,466,133)	(18,953,577)	6,161,790
Real Estate
Boston Properties, Inc., REIT	Morgan Stanley	(10,418)	(1,263,604)	(704,048)	507,526
Digital Realty Trust, Inc., REIT	Morgan Stanley	(3,066)	(516,268)	(307,428)	204,114
Equinix, Inc., REIT	Morgan Stanley	(4,598)	(3,694,889)	(3,011,828)	568,599
Equity Residential, REIT	Morgan Stanley	(7,236)	(652,648)	(426,924)	210,045
Essex Property Trust, Inc., REIT	Morgan Stanley	(3,236)	(1,134,091)	(685,773)	411,481
Federal Realty Investment Trust, REIT	Morgan Stanley	(776)	(100,648)	(78,407)	33,381
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(22,524)	(421,380)	(361,510)	45,040
Invitation Homes, Inc., REIT	Morgan Stanley	(56,456)	(1,869,025)	(1,673,356)	167,039
Iron Mountain, Inc., REIT	Morgan Stanley	(74,774)	(3,916,561)	(3,727,484)	48,398
Kimco Realty Corp., REIT	Morgan Stanley	(70,401)	(1,686,496)	(1,491,093)	131,252
Regency Centers Corp., REIT	Morgan Stanley	(31,054)	(2,101,019)	(1,940,875)	98,108
Ventas, Inc., REIT	Morgan Stanley	(45,389)	(2,267,114)	(2,044,774)	140,018
Vornado Realty Trust, REIT	Morgan Stanley	(17,130)	(1,146,855)	(356,475)	658,435
		(347,058)	(20,770,598)	(16,809,975)	3,223,436
Retailing
Advance Auto Parts, Inc.	Morgan Stanley	(20,243)	(3,964,339)	(2,976,328)	858,379
CarMax, Inc.	Morgan Stanley	(5,686)	(788,083)	(346,221)	564,598
Dollar Tree, Inc.	Morgan Stanley	(18,954)	(2,816,078)	(2,680,854)	102,261
Etsy, Inc.	Morgan Stanley	(7,966)	(1,780,781)	(954,167)	805,773
Pool Corp.	Morgan Stanley	(3,789)	(1,680,663)	(1,145,528)	505,341
TJX Cos., Inc. (The)	Morgan Stanley	(31,437)	(2,172,445)	(2,502,385)	(369,482)
Tractor Supply Co.	Morgan Stanley	(16,919)	(3,810,652)	(3,806,267)	(96,914)
		(104,994)	(17,013,041)	(14,411,750)	2,369,956
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(5,131)	(654,018)	(332,335)	314,036
Analog Devices, Inc.	Morgan Stanley	(12,649)	(2,291,385)	(2,074,815)	143,181
Enphase Energy, Inc.	Morgan Stanley	(15,753)	(4,304,316)	(4,173,915)	80,012
First Solar, Inc.	Morgan Stanley	(33,482)	(5,253,251)	(5,015,269)	176,482

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Semiconductors & Semiconductor Equipment — (continued)
Intel Corp.	Morgan Stanley	(137,858)	$(4,541,055)	$(3,643,587)	$777,527
Microchip Technology, Inc.	Morgan Stanley	(990)	(87,568)	(69,548)	22,477
Monolithic Power Systems, Inc.	Morgan Stanley	(3,404)	(1,635,249)	(1,203,688)	404,549
NVIDIA Corp.	Morgan Stanley	(5,188)	(821,518)	(758,174)	53,726
Skyworks Solutions, Inc.	Morgan Stanley	(12,231)	(1,749,685)	(1,114,611)	587,695
Texas Instruments, Inc.	Morgan Stanley	(3,187)	(562,441)	(526,556)	33,852
		(229,873)	(21,900,486)	(18,912,498)	2,593,537
Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(843)	(85,547)	(71,065)	13,492
Ceridian HCM Holding, Inc.	Morgan Stanley	(13,771)	(1,429,737)	(883,410)	529,598
Fidelity National Information Services, Inc.	Morgan Stanley	(34,336)	(4,165,162)	(2,329,698)	1,717,198
Fiserv, Inc.	Morgan Stanley	(19,491)	(2,045,773)	(1,969,955)	50,090
Fortinet, Inc.	Morgan Stanley	(27,119)	(1,782,216)	(1,325,848)	435,511
Gartner, Inc.	Morgan Stanley	(5,453)	(1,701,961)	(1,832,971)	(150,927)
Gen Digital, Inc.	Morgan Stanley	(50,938)	(1,189,399)	(1,091,601)	87,216
Global Payments, Inc.	Morgan Stanley	(21,198)	(3,266,891)	(2,105,385)	1,103,666
Intuit, Inc.	Morgan Stanley	(1,106)	(457,018)	(430,477)	20,934
Oracle Corp.	Morgan Stanley	(3,992)	(322,128)	(326,306)	(5,883)
Paychex, Inc.	Morgan Stanley	(20,403)	(2,428,350)	(2,357,771)	42,433
Paycom Software, Inc.	Morgan Stanley	(4,244)	(1,555,904)	(1,316,956)	220,741
PTC, Inc.	Morgan Stanley	(30,633)	(3,609,309)	(3,677,185)	(110,781)
Tyler Technologies, Inc.	Morgan Stanley	(8,887)	(3,474,735)	(2,865,258)	563,276
		(242,414)	(27,514,130)	(22,583,886)	4,516,564
Technology Hardware & Equipment
Arista Networks, Inc.	Morgan Stanley	(14,083)	(1,886,591)	(1,708,972)	155,540
F5, Inc.	Morgan Stanley	(3,020)	(700,329)	(433,400)	258,740
Hewlett Packard Enterprise Co.	Morgan Stanley	(89,427)	(1,500,450)	(1,427,255)	20,268
Juniper Networks, Inc.	Morgan Stanley	(82,649)	(2,383,113)	(2,641,462)	(314,307)
Keysight Technologies, Inc.	Morgan Stanley	(7,760)	(1,327,407)	(1,327,503)	(15,628)
Motorola Solutions, Inc.	Morgan Stanley	(3,155)	(791,969)	(813,075)	(34,471)
Seagate Technology Holdings PLC (Ireland)	Morgan Stanley	(6,327)	(505,101)	(332,863)	157,477
Teledyne Technologies, Inc.	Morgan Stanley	(52)	(24,749)	(20,795)	3,675
Trimble, Inc.	Morgan Stanley	(39,574)	(2,897,698)	(2,000,861)	871,000
Western Digital Corp.	Morgan Stanley	(69,652)	(2,475,494)	(2,197,521)	265,939
		(315,699)	(14,492,901)	(12,903,707)	1,368,233
Transportation
American Airlines Group, Inc.	Morgan Stanley	(16,042)	(229,117)	(204,054)	22,391
CH Robinson Worldwide, Inc.	Morgan Stanley	(8,376)	(884,133)	(766,907)	100,239
Delta Air Lines, Inc.	Morgan Stanley	(30,118)	(1,203,809)	(989,677)	200,047
FedEx Corp.	Morgan Stanley	(15,372)	(2,674,792)	(2,662,430)	(15,914)
JB Hunt Transport Services, Inc.	Morgan Stanley	(12,812)	(2,570,908)	(2,233,900)	288,133
Norfolk Southern Corp.	Morgan Stanley	(558)	(164,038)	(137,502)	24,879
Southwest Airlines Co.	Morgan Stanley	(75,065)	(3,148,621)	(2,527,439)	584,326
		(158,343)	(10,875,418)	(9,521,909)	1,204,101
Utilities
Alliant Energy Corp.	Morgan Stanley	(55,763)	(3,393,205)	(3,078,675)	206,223
Ameren Corp.	Morgan Stanley	(7,007)	(658,998)	(623,062)	17,903
American Electric Power Co., Inc.	Morgan Stanley	(22,348)	(2,208,421)	(2,121,943)	26,888
American Water Works Co., Inc.	Morgan Stanley	(6,880)	(1,158,563)	(1,048,650)	77,918

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*

Utilities — (continued)
Atmos Energy Corp.	Morgan Stanley	(8,309)	$(937,434)	$(931,190)	$(44,036)
CenterPoint Energy, Inc.	Morgan Stanley	(75,505)	(2,099,773)	(2,264,395)	(205,254)
CMS Energy Corp.	Morgan Stanley	(29,199)	(2,018,160)	(1,849,173)	113,092
Consolidated Edison, Inc.	Morgan Stanley	(10,249)	(997,541)	(976,832)	(9,512)
Dominion Energy, Inc.	Morgan Stanley	(35,438)	(2,933,635)	(2,173,058)	672,521
Duke Energy Corp.	Morgan Stanley	(14,424)	(1,587,660)	(1,485,528)	53,880
Edison International	Morgan Stanley	(61,782)	(3,936,006)	(3,930,571)	(156,813)
Entergy Corp.	Morgan Stanley	(20,158)	(2,273,742)	(2,267,775)	(163,131)
Evergy, Inc.	Morgan Stanley	(25,204)	(1,715,406)	(1,586,088)	67,097
Eversource Energy	Morgan Stanley	(24,540)	(2,213,332)	(2,057,434)	45,427
FirstEnergy Corp.	Morgan Stanley	(48,303)	(1,974,149)	(2,025,828)	(122,230)
NextEra Energy, Inc.	Morgan Stanley	(9,996)	(886,165)	(835,666)	31,642
NiSource, Inc.	Morgan Stanley	(76,001)	(2,222,995)	(2,083,947)	79,603
Pinnacle West Capital Corp.	Morgan Stanley	(38,675)	(3,363,728)	(2,940,847)	129,344
PPL Corp.	Morgan Stanley	(56,968)	(1,728,593)	(1,664,605)	17,906
Sempra Energy	Morgan Stanley	(2,683)	(437,185)	(414,631)	13,519
WEC Energy Group, Inc.	Morgan Stanley	(15,349)	(1,434,555)	(1,439,122)	(33,500)
Xcel Energy, Inc.	Morgan Stanley	(29,449)	(2,108,605)	(2,064,669)	(58,561)
		(674,230)	(42,287,851)	(39,863,689)	759,926

Total Reference Entity — Short			(436,544,154)	(376,000,217)	51,025,999
Net Value of Reference Entity			$(60,926,771)	$31,269,623	$95,001,958

*	Includes $2,805,564 related to open trades, dividends receivables/payables and swap receivables/payables activities.
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $95,001,958, which are considered Level 2 as of and for the period ended December 31, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 100.3%
Automobiles & Components — 1.5%
Ford Motor Co.	26,386	$ 306,869
General Motors Co.	9,501	319,614
		626,483
Banks — 3.7%
Citigroup, Inc.	12,435	562,435
Comerica, Inc.	859	57,424
Fifth Third Bancorp	4,389	144,003
KeyCorp.	6,121	106,628
Signature Bank	413	47,586
SVB Financial Group*	387	89,064
Truist Financial Corp.	1,620	69,709
US Bancorp	9,310	406,009
Zions Bancorp NA	625	30,725
		1,513,583
Capital Goods — 6.5%
3M Co.	3,628	435,070
A. O. Smith Corp.	1,017	58,213
Carrier Global Corp.	2,761	113,891
Dover Corp.	366	49,560
Emerson Electric Co.	2,224	213,637
General Electric Co.	3,268	273,826
IDEX Corp.	438	100,009
Illinois Tool Works, Inc.	1,032	227,350
Johnson Controls International PLC (Ireland)	3,842	245,888
Lockheed Martin Corp.	853	414,976
Masco Corp.	1,479	69,025
Pentair PLC (Ireland)	1,080	48,578
Snap-on, Inc.	428	97,794
Stanley Black & Decker, Inc.	954	71,665
Textron, Inc.	1,333	94,376
Trane Technologies PLC (Ireland)	702	117,999
WW Grainger, Inc.	40	22,250
		2,654,107
Commercial & Professional Services — 0.4%
Leidos Holdings, Inc.	876	92,146
Robert Half International, Inc.	907	66,964
		159,110
Consumer Durables & Apparel — 0.4%
Hasbro, Inc.	883	53,872
Mohawk Industries, Inc.*	416	42,523
Whirlpool Corp.	454	64,223
		160,618
Consumer Services — 1.9%
Booking Holdings, Inc.*	26	52,397
Caesars Entertainment, Inc.*	918	38,189
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Expedia Group, Inc.*	1,026	$ 89,878
McDonald's Corp.	1,619	426,655
MGM Resorts International	2,698	90,464
Starbucks Corp.	952	94,438
		792,021
Diversified Financials — 4.5%
Bank of New York Mellon Corp. (The)	2,739	124,679
Berkshire Hathaway, Inc., Class B*	1,048	323,727
BlackRock, Inc.	556	393,998
CME Group, Inc.	378	63,565
Franklin Resources, Inc.	3,201	84,442
Intercontinental Exchange, Inc.	4,069	417,439
Invesco Ltd. (Bermuda)	2,998	53,934
Nasdaq, Inc.	3,140	192,639
T Rowe Price Group, Inc.	1,884	205,469
		1,859,892
Energy — 13.2%
APA Corp.	2,723	127,110
Chevron Corp.	5,128	920,425
ConocoPhillips	5,929	699,622
Devon Energy Corp.	4,096	251,945
Diamondback Energy, Inc.	1,424	194,775
EOG Resources, Inc.	2,446	316,806
EQT Corp.	2,415	81,699
Exxon Mobil Corp.	5,987	660,366
Marathon Oil Corp.	5,411	146,476
Marathon Petroleum Corp.	3,946	459,275
Occidental Petroleum Corp.	6,200	390,538
Phillips 66	3,157	328,580
Pioneer Natural Resources Co.	1,823	416,355
Valero Energy Corp.	3,274	415,339
		5,409,311
Food & Staples Retailing — 1.1%
Kroger Co. (The)	3,844	171,366
Walgreens Boots Alliance, Inc.	5,673	211,943
Walmart, Inc.	605	85,783
		469,092
Food, Beverage & Tobacco — 6.6%
Altria Group, Inc.	11,771	538,052
Archer-Daniels-Midland Co.	3,724	345,773
Campbell Soup Co.	1,962	111,344
Coca-Cola Co. (The)	3,960	251,896
General Mills, Inc.	3,950	331,207
Kellogg Co.	2,237	159,364
Kraft Heinz Co. (The)	5,411	220,282

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Molson Coors Beverage Co., Class B	1,386	$ 71,407
Philip Morris International, Inc.	4,896	495,524
Tyson Foods, Inc., Class A	2,795	173,989
		2,698,838
Health Care Equipment & Services — 8.6%
Abbott Laboratories	2,521	276,781
AmerisourceBergen Corp.	1,431	237,131
Cardinal Health, Inc.	1,772	136,214
Centene Corp.*	338	27,719
Cigna Corp.	1,686	558,639
CVS Health Corp.	4,023	374,903
DaVita, Inc.*	592	44,205
DENTSPLY SIRONA, Inc.	1,411	44,926
HCA Healthcare, Inc.	1,502	360,420
Henry Schein, Inc.*	887	70,845
Humana, Inc.	589	301,680
Laboratory Corp. of America Holdings	752	177,081
McKesson Corp.	1,195	448,268
Medtronic PLC (Ireland)	3,162	245,751
Molina Healthcare, Inc.*	2	661
Quest Diagnostics, Inc.	948	148,305
Teleflex, Inc.	307	76,636
		3,530,165
Household & Personal Products — 1.4%
Kimberly-Clark Corp.	1,316	178,647
Procter & Gamble Co. (The)	2,564	388,600
		567,247
Insurance — 2.0%
Aflac, Inc.	3,035	218,338
Arch Capital Group Ltd. (Bermuda)*	2,282	143,264
Assurant, Inc.	352	44,021
Cincinnati Financial Corp.	775	79,352
Globe Life, Inc.	625	75,344
Lincoln National Corp.	1,101	33,823
Loews Corp.	1,409	82,187
W R Berkley Corp.	1,707	123,877
		800,206
Materials — 4.8%
Amcor PLC (Jersey)	2,542	30,275
Ball Corp.	1,997	102,127
Celanese Corp.	712	72,795
CF Industries Holdings, Inc.	1,664	141,773
Dow, Inc.	4,619	232,751
Eastman Chemical Co.	788	64,175
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
FMC Corp.	644	$ 80,371
Freeport-McMoRan, Inc.	7,076	268,888
International Paper Co.	2,334	80,826
LyondellBasell Industries NV, Class A (Netherlands)	2,147	178,265
Mosaic Co. (The)	2,304	101,077
Newmont Corp.	326	15,387
Nucor Corp.	2,158	284,446
Packaging Corp. of America	615	78,665
Sealed Air Corp.	949	47,336
Steel Dynamics, Inc.	1,129	110,303
Westrock Co.	1,669	58,682
		1,948,142
Media & Entertainment — 4.8%
Alphabet, Inc., Class A*	3,425	302,188
Charter Communications, Inc., Class A*	1,022	346,560
Comcast Corp., Class A	21,331	745,945
Fox Corp., Class A	4,157	126,248
Interpublic Group of Cos., Inc. (The)	3,287	109,490
Match Group, Inc.*	1,786	74,101
News Corp., Class A	3,832	69,743
Omnicom Group, Inc.	1,725	140,708
Paramount Global, Class B	4,258	71,875
		1,986,858
Pharmaceuticals, Biotechnology & Life Sciences — 11.4%
AbbVie, Inc.	3,892	628,986
Amgen, Inc.	1,740	456,994
Biogen, Inc.*	1,211	335,350
Bristol-Myers Squibb Co.	5,427	390,473
Gilead Sciences, Inc.	7,270	624,129
Johnson & Johnson	2,042	360,719
Merck & Co., Inc.	4,089	453,675
Moderna, Inc.*	2,210	396,960
Organon & Co.	1,670	46,643
Pfizer, Inc.	10,219	523,622
Regeneron Pharmaceuticals, Inc.*	119	85,857
Vertex Pharmaceuticals, Inc.*	875	252,682
Viatris, Inc.	7,957	88,561
West Pharmaceutical Services, Inc.	53	12,474
		4,657,125
Real Estate — 4.9%
Alexandria Real Estate Equities, Inc., REIT	1,067	155,430
AvalonBay Communities, Inc., REIT	781	126,147
Boston Properties, Inc., REIT	1,028	69,472

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Camden Property Trust, REIT	637	$ 71,268
CBRE Group, Inc., Class A*	2,080	160,077
Digital Realty Trust, Inc., REIT	1,886	189,109
Equity Residential, REIT	2,405	141,895
Essex Property Trust, Inc., REIT	424	89,854
Federal Realty Investment Trust, REIT	385	38,900
Healthpeak Properties, Inc., REIT	3,527	88,422
Mid-America Apartment Communities, Inc., REIT	710	111,463
Realty Income Corp., REIT	2,269	143,923
Simon Property Group, Inc., REIT	1,330	156,248
UDR, Inc., REIT	2,054	79,552
Vornado Realty Trust, REIT	1,258	26,179
Welltower, Inc., REIT	2,237	146,635
Weyerhaeuser Co., REIT	6,206	192,386
		1,986,960
Retailing — 2.7%
Advance Auto Parts, Inc.	388	57,048
AutoZone, Inc.*	13	32,060
Best Buy Co., Inc.	1,480	118,711
CarMax, Inc.*	1,009	61,438
eBay, Inc.	3,570	148,048
Genuine Parts Co.	924	160,323
LKQ Corp.	1,773	94,696
Lowe's Cos., Inc.	592	117,950
O'Reilly Automotive, Inc.*	343	289,502
Pool Corp.	133	40,210
		1,119,986
Semiconductors & Semiconductor Equipment — 3.6%
Applied Materials, Inc.	4,088	398,090
Lam Research Corp.	894	375,748
NXP Semiconductors NV (Netherlands)	1,368	216,185
ON Semiconductor Corp.*	2,765	172,453
Qorvo, Inc.*	677	61,363
QUALCOMM, Inc.	1,293	142,153
Teradyne, Inc.	1,041	90,931
		1,456,923
Software & Services — 3.6%
Accenture PLC, Class A (Ireland)	1,884	502,727
Akamai Technologies, Inc.*	1,045	88,093
DXC Technology Co.*	1,499	39,723
Fidelity National Information Services, Inc.	3,646	247,381
FleetCor Technologies, Inc.*	488	89,636
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.	1,282	$ 180,621
Jack Henry & Associates, Inc.	9	1,580
PayPal Holdings, Inc.*	3,151	224,414
VeriSign, Inc.*	472	96,968
		1,471,143
Technology Hardware & Equipment — 4.9%
Amphenol Corp., Class A	3,330	253,546
Cisco Systems, Inc.	13,818	658,289
Corning, Inc.	5,707	182,282
F5, Inc.*	485	69,602
HP, Inc.	8,246	221,570
NetApp, Inc.	1,417	85,105
Seagate Technology Holdings PLC (Ireland)	1,378	72,497
TE Connectivity Ltd. (Switzerland)	2,087	239,588
Teledyne Technologies, Inc.*	307	122,772
Zebra Technologies Corp., Class A*	341	87,436
		1,992,687
Telecommunication Services — 3.2%
AT&T, Inc.	31,154	573,545
Lumen Technologies, Inc.	6,775	35,366
T-Mobile US, Inc.*	1,015	142,100
Verizon Communications, Inc.	13,938	549,157
		1,300,168
Transportation — 3.7%
CH Robinson Worldwide, Inc.	820	75,079
CSX Corp.	3,697	114,533
Expeditors International of Washington, Inc.	1,339	139,149
Norfolk Southern Corp.	1,425	351,149
Union Pacific Corp.	1,847	382,458
United Parcel Service, Inc., Class B	2,674	464,848
		1,527,216
Utilities — 0.9%
Constellation Energy Corp.	2,144	184,834
Exelon Corp.	4,306	186,149
		370,983
TOTAL COMMON STOCKS (Cost $36,539,521)		41,058,864
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(109,053)
NET ASSETS - 100.0%		$40,949,811

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.6%
Automobiles & Components — 1.8%
Aptiv PLC (Jersey)*	15	$ 1,397
BorgWarner, Inc.	14	563
Ford Motor Co.	7,079	82,329
General Motors Co.	2,550	85,782
Tesla, Inc.*	750	92,385
		262,456
Banks — 1.2%
Bank of America Corp.	480	15,898
Citigroup, Inc.	86	3,890
Citizens Financial Group, Inc.	22	866
Comerica, Inc.	6	401
Fifth Third Bancorp	31	1,017
First Republic Bank	12	1,463
Huntington Bancshares, Inc.	63	888
JPMorgan Chase & Co.	1,019	136,648
KeyCorp.	42	732
M&T Bank Corp.	8	1,160
PNC Financial Services Group, Inc. (The)	25	3,949
Regions Financial Corp.	41	884
Signature Bank	4	461
SVB Financial Group*	3	690
Truist Financial Corp.	59	2,539
US Bancorp	66	2,878
Wells Fargo & Co.	217	8,960
Zions Bancorp NA	7	344
		183,668
Capital Goods — 2.9%
3M Co.	974	116,802
A. O. Smith Corp.	9	515
Allegion PLC (Ireland)	5	526
AMETEK, Inc.	13	1,816
Boeing Co. (The)*	26	4,953
Carrier Global Corp.	53	2,186
Caterpillar, Inc.	31	7,426
Cummins, Inc.	8	1,938
Deere & Co.	18	7,718
Dover Corp.	8	1,083
Eaton Corp. PLC (Ireland)	24	3,767
Emerson Electric Co.	37	3,554
Fastenal Co.	26	1,230
Fortive Corp.	152	9,766
Generac Holdings, Inc.*	3	302
General Dynamics Corp.	17	4,218
General Electric Co.	70	5,865
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Honeywell International, Inc.	41	$ 8,786
Howmet Aerospace, Inc.	25	985
Huntington Ingalls Industries, Inc.	2	461
IDEX Corp.	4	913
Illinois Tool Works, Inc.	19	4,186
Ingersoll Rand, Inc.	24	1,254
Johnson Controls International PLC (Ireland)	49	3,136
L3Harris Technologies, Inc.	11	2,290
Lockheed Martin Corp.	257	125,028
Masco Corp.	397	18,528
Nordson Corp.	3	713
Northrop Grumman Corp.	68	37,102
Otis Worldwide Corp.	25	1,958
PACCAR, Inc.	18	1,781
Parker-Hannifin Corp.	7	2,037
Pentair PLC (Ireland)	290	13,044
Quanta Services, Inc.	8	1,140
Raytheon Technologies Corp.	64	6,459
Rockwell Automation, Inc.	5	1,288
Snap-on, Inc.	3	686
Stanley Black & Decker, Inc.	9	676
Textron, Inc.	12	850
Trane Technologies PLC (Ireland)	129	21,684
TransDigm Group, Inc.	3	1,889
United Rentals, Inc.*	4	1,422
Westinghouse Air Brake Technologies Corp.	8	799
WW Grainger, Inc.	3	1,669
Xylem, Inc.	8	885
		435,314
Commercial & Professional Services — 0.2%
Cintas Corp.	5	2,258
Copart, Inc.*	22	1,340
CoStar Group, Inc.*	17	1,314
Equifax, Inc.	6	1,166
Jacobs Solutions, Inc.	7	840
Leidos Holdings, Inc.	7	736
Republic Services, Inc.	16	2,064
Robert Half International, Inc.	190	14,028
Rollins, Inc.	22	804
Verisk Analytics, Inc.	8	1,411
Waste Management, Inc.	19	2,981
		28,942

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 0.3%
DR Horton, Inc.	16	$ 1,426
Garmin Ltd. (Switzerland)	11	1,015
Hasbro, Inc.	7	427
Lennar Corp., Class A	125	11,312
Mohawk Industries, Inc.*	3	307
Newell Brands, Inc.	24	314
NIKE, Inc., Class B	68	7,957
NVR, Inc.*	1	4,613
PulteGroup, Inc.	11	501
Ralph Lauren Corp.	4	423
Tapestry, Inc.	15	571
VF Corp.	24	663
Whirlpool Corp.	103	14,570
		44,099
Consumer Services — 1.2%
Booking Holdings, Inc.*	3	6,046
Caesars Entertainment, Inc.*	10	416
Carnival Corp. (Panama)*	55	443
Chipotle Mexican Grill, Inc.*	1	1,388
Darden Restaurants, Inc.	7	968
Domino's Pizza, Inc.	2	693
Expedia Group, Inc.*	276	24,178
Hilton Worldwide Holdings, Inc.	12	1,516
Las Vegas Sands Corp.*	33	1,586
Marriott International, Inc., Class A	14	2,085
McDonald's Corp.	368	96,979
MGM Resorts International	708	23,739
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	18	220
Royal Caribbean Cruises Ltd. (Liberia)*	11	544
Starbucks Corp.	73	7,242
Wynn Resorts Ltd.*	4	330
Yum! Brands, Inc.	17	2,177
		170,550
Diversified Financials — 4.6%
American Express Co.	33	4,876
Ameriprise Financial, Inc.	6	1,868
Bank of New York Mellon Corp. (The)	821	37,372
Berkshire Hathaway, Inc., Class B*	1,097	338,863
BlackRock, Inc.	51	36,140
Capital One Financial Corp.	23	2,138
Cboe Global Markets, Inc.	5	627
Charles Schwab Corp. (The)	82	6,827
	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
CME Group, Inc.	22	$ 3,700
Discover Financial Services	17	1,663
FactSet Research Systems, Inc.	2	802
Franklin Resources, Inc.	859	22,660
Goldman Sachs Group, Inc. (The)	20	6,868
Intercontinental Exchange, Inc.	977	100,231
Invesco Ltd. (Bermuda)	29	522
MarketAxess Holdings, Inc.	2	558
Moody's Corp.	11	3,065
Morgan Stanley	103	8,757
MSCI, Inc.	3	1,396
Nasdaq, Inc.	860	52,761
Northern Trust Corp.	10	885
Raymond James Financial, Inc.	12	1,282
S&P Global, Inc.	15	5,024
State Street Corp.	16	1,241
Synchrony Financial	28	920
T Rowe Price Group, Inc.	395	43,079
		684,125
Energy — 10.2%
APA Corp.	633	29,548
Baker Hughes Co.	60	1,772
Chevron Corp.	1,028	184,516
ConocoPhillips	2,194	258,892
Coterra Energy, Inc.	35	860
Devon Energy Corp.	1,152	70,859
Diamondback Energy, Inc.	310	42,402
EOG Resources, Inc.	1,034	133,924
EQT Corp.	649	21,956
Exxon Mobil Corp.	2,097	231,299
Halliburton Co.	53	2,085
Hess Corp.	18	2,553
Kinder Morgan, Inc.	134	2,423
Marathon Oil Corp.	1,321	35,759
Marathon Petroleum Corp.	980	114,062
Occidental Petroleum Corp.	1,601	100,847
ONEOK, Inc.	27	1,774
Phillips 66	833	86,699
Pioneer Natural Resources Co.	419	95,695
Schlumberger Ltd. (Curacao)	83	4,437
Targa Resources Corp.	9	661
Valero Energy Corp.	694	88,041
Williams Cos., Inc. (The)	64	2,106
		1,513,170

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	20	$ 9,130
Kroger Co. (The)	44	1,962
Sysco Corp.	28	2,141
Walgreens Boots Alliance, Inc.	1,522	56,862
Walmart, Inc.	169	23,962
		94,057
Food, Beverage & Tobacco — 4.4%
Altria Group, Inc.	3,158	144,352
Archer-Daniels-Midland Co.	967	89,786
Brown-Forman Corp., Class B	21	1,379
Campbell Soup Co.	524	29,737
Coca-Cola Co. (The)	2,016	128,238
Conagra Brands, Inc.	27	1,045
Constellation Brands, Inc., Class A	11	2,549
General Mills, Inc.	661	55,425
Hershey Co. (The)	12	2,779
Hormel Foods Corp.	25	1,139
J M Smucker Co. (The)	6	951
Kellogg Co.	585	41,675
Keurig Dr Pepper, Inc.	63	2,247
Kraft Heinz Co. (The)	73	2,972
Lamb Weston Holdings, Inc.	7	626
McCormick & Co., Inc., non-voting shares	12	995
Molson Coors Beverage Co., Class B	13	670
Mondelez International, Inc., Class A	82	5,465
Monster Beverage Corp.*	23	2,335
PepsiCo, Inc.	61	11,020
Philip Morris International, Inc.	853	86,332
Tyson Foods, Inc., Class A	634	39,466
		651,183
Health Care Equipment & Services — 5.9%
Abbott Laboratories	755	82,891
Align Technology, Inc.*	4	844
AmerisourceBergen Corp.	345	57,170
Baxter International, Inc.	23	1,172
Becton Dickinson and Co.	13	3,306
Boston Scientific Corp.*	63	2,915
Cardinal Health, Inc.	462	35,514
Centene Corp.*	36	2,952
Cigna Corp.	539	178,592
Cooper Cos., Inc. (The)	4	1,323
CVS Health Corp.	1,621	151,061
DaVita, Inc.*	159	11,873
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
DENTSPLY SIRONA, Inc.	377	$ 12,004
Dexcom, Inc.*	17	1,925
Edwards Lifesciences Corp.*	28	2,089
Elevance Health, Inc.	15	7,695
HCA Healthcare, Inc.	18	4,319
Henry Schein, Inc.*	6	479
Hologic, Inc.*	14	1,047
Humana, Inc.	186	95,267
IDEXX Laboratories, Inc.*	4	1,632
Intuitive Surgical, Inc.*	15	3,980
Laboratory Corp. of America Holdings	158	37,206
McKesson Corp.	256	96,031
Medtronic PLC (Ireland)	85	6,606
Molina Healthcare, Inc.*	3	991
Quest Diagnostics, Inc.	201	31,444
ResMed, Inc.	6	1,249
STERIS PLC (Ireland)	4	739
Stryker Corp.	17	4,156
Teleflex, Inc.	3	749
UnitedHealth Group, Inc.	58	30,750
Universal Health Services, Inc., Class B	4	564
Zimmer Biomet Holdings, Inc.	10	1,275
		871,810
Household & Personal Products — 0.6%
Church & Dwight Co., Inc.	11	887
Clorox Co. (The)	6	842
Colgate-Palmolive Co.	49	3,861
Estee Lauder Cos., Inc. (The), Class A	15	3,722
Kimberly-Clark Corp.	27	3,665
Procter & Gamble Co. (The)	499	75,628
		88,605
Insurance — 0.5%
Aflac, Inc.	28	2,014
Allstate Corp. (The)	12	1,627
American International Group, Inc.	35	2,213
Aon PLC, Class A (Ireland)	12	3,602
Arch Capital Group Ltd. (Bermuda)*	633	39,740
Arthur J Gallagher & Co.	12	2,263
Assurant, Inc.	3	375
Brown & Brown, Inc.	17	969
Chubb Ltd. (Switzerland)	19	4,191
Cincinnati Financial Corp.	7	717

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Everest Re Group Ltd. (Bermuda)	2	$ 663
Globe Life, Inc.	5	603
Hartford Financial Services Group, Inc. (The)	15	1,137
Lincoln National Corp.	8	246
Loews Corp.	11	642
Marsh & McLennan Cos., Inc.	30	4,964
MetLife, Inc.	35	2,533
Principal Financial Group, Inc.	11	923
Progressive Corp. (The)	26	3,372
Prudential Financial, Inc.	16	1,591
Travelers Cos., Inc. (The)	13	2,437
W R Berkley Corp.	16	1,161
Willis Towers Watson PLC (Ireland)	6	1,468
		79,451
Materials — 2.7%
Air Products and Chemicals, Inc.	10	3,083
Albemarle Corp.	5	1,084
Amcor PLC (Jersey)	94	1,120
Avery Dennison Corp.	4	724
Ball Corp.	14	716
Celanese Corp.	191	19,528
CF Industries Holdings, Inc.	355	30,246
Corteva, Inc.	43	2,528
Dow, Inc.	1,239	62,433
DuPont de Nemours, Inc.	30	2,059
Eastman Chemical Co.	212	17,265
Ecolab, Inc.	15	2,183
FMC Corp.	8	998
Freeport-McMoRan, Inc.	89	3,382
International Flavors & Fragrances, Inc.	12	1,258
International Paper Co.	627	21,713
Linde PLC (Ireland)	30	9,785
LyondellBasell Industries NV, Class A (Netherlands)	562	46,663
Martin Marietta Materials, Inc.	3	1,014
Mosaic Co. (The)	600	26,322
Newmont Corp.	49	2,313
Nucor Corp.	479	63,137
Packaging Corp. of America	164	20,977
PPG Industries, Inc.	14	1,760
Sealed Air Corp.	255	12,719
Sherwin-Williams Co. (The)	15	3,560
Steel Dynamics, Inc.	310	30,287
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Vulcan Materials Co.	6	$ 1,051
Westrock Co.	448	15,752
		405,660
Media & Entertainment — 8.6%
Activision Blizzard, Inc.	338	25,874
Alphabet, Inc., Class A*	6,235	550,114
Charter Communications, Inc., Class A*	285	96,643
Comcast Corp., Class A	7,612	266,192
DISH Network Corp., Class A*	31	435
Electronic Arts, Inc.	121	14,784
Fox Corp., Class A	959	29,125
Interpublic Group of Cos., Inc. (The)	688	22,917
Live Nation Entertainment, Inc.*	10	697
Match Group, Inc.*	13	539
Meta Platforms, Inc., Class A*	1,379	165,949
Netflix, Inc.*	191	56,322
News Corp., Class A	49	892
Omnicom Group, Inc.	361	29,447
Paramount Global, Class B	40	675
Take-Two Interactive Software, Inc.*	74	7,706
Walt Disney Co. (The)*	78	6,777
Warner Bros Discovery, Inc.*	1,041	9,869
		1,284,957
Pharmaceuticals, Biotechnology & Life Sciences — 10.6%
AbbVie, Inc.	442	71,432
Agilent Technologies, Inc.	13	1,945
Amgen, Inc.	459	120,552
Biogen, Inc.*	217	60,092
Bio-Rad Laboratories, Inc., Class A*	2	841
Bio-Techne Corp.	6	497
Bristol-Myers Squibb Co.	776	55,833
Catalent, Inc.*	7	315
Charles River Laboratories International, Inc.*	3	654
Danaher Corp.	315	83,607
Eli Lilly & Co.	41	14,999
Gilead Sciences, Inc.	2,121	182,088
Illumina, Inc.*	69	13,952
Incyte Corp.*	96	7,711
IQVIA Holdings, Inc.*	8	1,639
Johnson & Johnson	1,179	208,270
Merck & Co., Inc.	3,011	334,070
Mettler-Toledo International, Inc.*	1	1,445
Moderna, Inc.*	134	24,069

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Organon & Co.	448	$ 12,513
PerkinElmer, Inc.	7	982
Pfizer, Inc.	3,811	195,276
Regeneron Pharmaceuticals, Inc.*	52	37,517
Thermo Fisher Scientific, Inc.	17	9,362
Vertex Pharmaceuticals, Inc.*	385	111,180
Viatris, Inc.	2,124	23,640
Waters Corp.*	3	1,028
West Pharmaceutical Services, Inc.	4	941
Zoetis, Inc.	21	3,078
		1,579,528
Real Estate — 2.2%
Alexandria Real Estate Equities, Inc., REIT	10	1,457
American Tower Corp., REIT	200	42,372
AvalonBay Communities, Inc., REIT	184	29,720
Boston Properties, Inc., REIT	275	18,584
Camden Property Trust, REIT	18	2,014
CBRE Group, Inc., Class A*	559	43,021
Crown Castle, Inc., REIT	186	25,229
Digital Realty Trust, Inc., REIT	13	1,304
Equinix, Inc., REIT	4	2,620
Equity Residential, REIT	17	1,003
Essex Property Trust, Inc., REIT	3	636
Extra Space Storage, Inc., REIT	7	1,030
Federal Realty Investment Trust, REIT	4	404
Healthpeak Properties, Inc., REIT	24	602
Host Hotels & Resorts, Inc., REIT	31	498
Invitation Homes, Inc., REIT	27	800
Iron Mountain, Inc., REIT	12	598
Kimco Realty Corp., REIT	36	762
Mid-America Apartment Communities, Inc., REIT	6	942
Prologis, Inc., REIT	47	5,298
Public Storage, REIT	10	2,802
Realty Income Corp., REIT	1,103	69,963
Regency Centers Corp., REIT	10	625
SBA Communications Corp., REIT	47	13,175
Simon Property Group, Inc., REIT	19	2,232
UDR, Inc., REIT	15	581
Ventas, Inc., REIT	18	811
VICI Properties, Inc., REIT	43	1,393
Vornado Realty Trust, REIT	12	250
	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Welltower, Inc., REIT	270	$ 17,698
Weyerhaeuser Co., REIT	1,300	40,300
		328,724
Retailing — 4.9%
Advance Auto Parts, Inc.	3	441
Amazon.com, Inc.*	5,269	442,596
AutoZone, Inc.*	1	2,466
Bath & Body Works, Inc.	14	590
Best Buy Co., Inc.	14	1,123
CarMax, Inc.*	277	16,866
Dollar General Corp.	13	3,201
Dollar Tree, Inc.*	13	1,839
eBay, Inc.	1,001	41,511
Etsy, Inc.*	5	599
Genuine Parts Co.	249	43,204
Home Depot, Inc. (The)	64	20,215
LKQ Corp.	476	25,423
Lowe's Cos., Inc.	40	7,970
O'Reilly Automotive, Inc.*	69	58,238
Pool Corp.	2	605
Ross Stores, Inc.	468	54,321
Target Corp.	28	4,173
TJX Cos., Inc. (The)	70	5,572
Tractor Supply Co.	6	1,350
Ulta Beauty, Inc.*	3	1,407
		733,710
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.*	71	4,599
Analog Devices, Inc.	22	3,609
Applied Materials, Inc.	1,476	143,733
Broadcom, Inc.	26	14,537
Enphase Energy, Inc.*	5	1,325
First Solar, Inc.*	4	599
Intel Corp.	245	6,475
KLA Corp.	61	22,999
Lam Research Corp.	241	101,292
Microchip Technology, Inc.	33	2,318
Micron Technology, Inc.	467	23,341
Monolithic Power Systems, Inc.	2	707
NVIDIA Corp.	108	15,783
NXP Semiconductors NV (Netherlands)	451	71,272
ON Semiconductor Corp.*	762	47,526
Qorvo, Inc.*	184	16,678
QUALCOMM, Inc.	978	107,521

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Skyworks Solutions, Inc.	9	$ 820
SolarEdge Technologies, Inc.*	24	6,798
Teradyne, Inc.	272	23,759
Texas Instruments, Inc.	40	6,609
		622,300
Software & Services — 13.1%
Accenture PLC, Class A (Ireland)	879	234,552
Adobe, Inc.*	194	65,287
Akamai Technologies, Inc.*	278	23,435
ANSYS, Inc.*	38	9,180
Autodesk, Inc.*	93	17,379
Automatic Data Processing, Inc.	24	5,733
Broadridge Financial Solutions, Inc.	6	805
Cadence Design Systems, Inc.*	118	18,955
Ceridian HCM Holding, Inc.*	7	449
Cognizant Technology Solutions Corp., Class A	220	12,582
DXC Technology Co.*	14	371
EPAM Systems, Inc.*	25	8,193
Fidelity National Information Services, Inc.	38	2,578
Fiserv, Inc.*	28	2,830
FleetCor Technologies, Inc.*	130	23,878
Fortinet, Inc.*	35	1,711
Gartner, Inc.*	4	1,345
Gen Digital, Inc.	35	750
Global Payments, Inc.	12	1,192
International Business Machines Corp.	58	8,172
Intuit, Inc.	12	4,671
Jack Henry & Associates, Inc.	4	702
Mastercard, Inc., Class A	416	144,656
Microsoft Corp.	3,858	925,226
Oracle Corp.	167	13,651
Paychex, Inc.	21	2,427
Paycom Software, Inc.*	2	621
PayPal Holdings, Inc.*	1,376	97,999
PTC, Inc.*	5	600
Roper Technologies, Inc.	47	20,308
Salesforce, Inc.*	425	56,351
ServiceNow, Inc.*	87	33,779
Synopsys, Inc.*	66	21,073
Tyler Technologies, Inc.*	1	322
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
VeriSign, Inc.*	6	$ 1,233
Visa, Inc., Class A	892	185,322
		1,948,318
Technology Hardware & Equipment — 10.4%
Amphenol Corp., Class A	1,100	83,754
Apple, Inc.	6,874	893,139
Arista Networks, Inc.*	16	1,942
CDW Corp.	7	1,250
Cisco Systems, Inc.	7,224	344,151
Corning, Inc.	1,308	41,777
F5, Inc.*	106	15,212
Hewlett Packard Enterprise Co.	57	910
HP, Inc.	1,907	51,241
Juniper Networks, Inc.	19	607
Keysight Technologies, Inc.*	8	1,368
Motorola Solutions, Inc.	10	2,577
NetApp, Inc.	380	22,823
Seagate Technology Holdings PLC (Ireland)	13	684
TE Connectivity Ltd. (Switzerland)	560	64,288
Teledyne Technologies, Inc.*	3	1,200
Trimble, Inc.*	11	556
Western Digital Corp.*	20	631
Zebra Technologies Corp., Class A*	92	23,590
		1,551,700
Telecommunication Services — 3.0%
AT&T, Inc.	9,685	178,301
Lumen Technologies, Inc.	1,822	9,511
T-Mobile US, Inc.*	75	10,500
Verizon Communications, Inc.	6,243	245,974
		444,286
Transportation — 3.8%
Alaska Air Group, Inc.*	5	215
American Airlines Group, Inc.*	29	369
CH Robinson Worldwide, Inc.	6	549
CSX Corp.	161	4,988
Delta Air Lines, Inc.*	28	920
Expeditors International of Washington, Inc.	284	29,513
FedEx Corp.	16	2,771
JB Hunt Transport Services, Inc.	5	872
Norfolk Southern Corp.	408	100,539
Old Dominion Freight Line, Inc.	5	1,419
Southwest Airlines Co.*	26	875
Union Pacific Corp.	1,079	223,429

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
United Airlines Holdings, Inc.*	15	$ 566
United Parcel Service, Inc., Class B	1,131	196,613
		563,638
Utilities — 0.7%
AES Corp. (The)	40	1,150
Alliant Energy Corp.	11	607
Ameren Corp.	11	978
American Electric Power Co., Inc.	22	2,089
American Water Works Co., Inc.	8	1,219
Atmos Energy Corp.	6	672
CenterPoint Energy, Inc.	27	810
CMS Energy Corp.	12	760
Consolidated Edison, Inc.	15	1,430
Constellation Energy Corp.	576	49,657
Dominion Energy, Inc.	48	2,943
DTE Energy Co.	12	1,410
Duke Energy Corp.	33	3,399
Edison International	17	1,082
Entergy Corp.	8	900
Evergy, Inc.	10	629
Eversource Energy	15	1,258
Exelon Corp.	62	2,680
FirstEnergy Corp.	25	1,048
NextEra Energy, Inc.	87	7,273
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
NiSource, Inc.	18	$ 494
NRG Energy, Inc.	15	477
PG&E Corp.*	852	13,853
Pinnacle West Capital Corp.	5	380
PPL Corp.	44	1,286
Public Service Enterprise Group, Inc.	32	1,961
Sempra Energy	13	2,009
Southern Co. (The)	48	3,428
WEC Energy Group, Inc.	14	1,313
Xcel Energy, Inc.	24	1,683
		108,878
TOTAL COMMON STOCKS (Cost $13,901,422)		14,679,129
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		210,359
NET ASSETS - 100.0%		$14,889,488

*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM HEDGED CORE FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 138.8%
COMMON STOCKS — 138.8%
Capital Goods — 3.0%
3M Co.†	252	$ 30,220
Lockheed Martin Corp.†	253	123,082
Masco Corp.	79	3,687
Northrop Grumman Corp.†	22	12,003
Pentair PLC (Ireland)†	523	23,525
		192,517
Commercial & Professional Services — 1.8%
Leidos Holdings, Inc.	318	33,450
Robert Half International, Inc.†	1,089	80,401
		113,851
Consumer Durables & Apparel — 1.1%
Hasbro, Inc.	135	8,236
NIKE, Inc., Class B	285	33,348
Tapestry, Inc.	96	3,656
Whirlpool Corp.	182	25,746
		70,986
Consumer Services — 4.8%
Domino's Pizza, Inc.†	44	15,242
Expedia Group, Inc.†*	1,237	108,361
McDonald's Corp.†	435	114,636
MGM Resorts International	2,114	70,882
		309,121
Diversified Financials — 10.3%
Berkshire Hathaway, Inc., Class B†*	410	126,649
BlackRock, Inc.	3	2,126
Cboe Global Markets, Inc.†	920	115,432
CME Group, Inc.†	608	102,241
Intercontinental Exchange, Inc.†	1,318	135,214
MarketAxess Holdings, Inc.	133	37,092
Nasdaq, Inc.†	2,145	131,596
T Rowe Price Group, Inc.†	134	14,614
		664,964
Energy — 3.0%
Baker Hughes Co.	806	23,801
Chevron Corp.	293	52,591
ConocoPhillips	8	944
EOG Resources, Inc.	1	129
Exxon Mobil Corp.	79	8,714
Marathon Petroleum Corp.	200	23,278
Pioneer Natural Resources Co.	346	79,023
Valero Energy Corp.	39	4,947
		193,427
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 1.8%
Sysco Corp.†	91	$ 6,957
Walmart, Inc.†	799	113,290
		120,247
Food, Beverage & Tobacco — 13.8%
Altria Group, Inc.†	1,234	56,406
Archer-Daniels-Midland Co.†	15	1,393
Campbell Soup Co.†	2,474	140,400
Coca-Cola Co. (The)†	997	63,419
General Mills, Inc.†	1,589	133,238
Hershey Co. (The)	152	35,199
Hormel Foods Corp.	117	5,329
Kellogg Co.†	2,313	164,778
Keurig Dr Pepper, Inc.	937	33,413
Kraft Heinz Co. (The)†	1,378	56,098
Lamb Weston Holdings, Inc.	579	51,740
PepsiCo, Inc.†	127	22,944
Philip Morris International, Inc.†	196	19,837
Tyson Foods, Inc., Class A†	1,765	109,871
		894,065
Health Care Equipment & Services — 14.6%
Abbott Laboratories†	248	27,228
AmerisourceBergen Corp.†	317	52,530
Cardinal Health, Inc.	944	72,565
Cigna Corp.	222	73,558
DaVita, Inc.†*	1,328	99,162
DENTSPLY SIRONA, Inc.	1,329	42,315
Humana, Inc.†	339	173,632
Laboratory Corp. of America Holdings†	356	83,831
McKesson Corp.†	284	106,534
Molina Healthcare, Inc.*	189	62,412
Quest Diagnostics, Inc.†	960	150,182
		943,949
Household & Personal Products — 3.1%
Kimberly-Clark Corp.†	837	113,623
Procter & Gamble Co. (The)†	598	90,633
		204,256
Insurance — 0.2%
Aon PLC, Class A (Ireland)	7	2,101
Assurant, Inc.	68	8,504
		10,605
Materials — 0.1%
CF Industries Holdings, Inc.	101	8,605

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — 14.1%
Activision Blizzard, Inc.†	2,857	$ 218,703
Alphabet, Inc., Class A†*	1,936	170,813
Charter Communications, Inc., Class A†*	320	108,512
Comcast Corp., Class A†	3,332	116,520
Electronic Arts, Inc.†	40	4,887
Fox Corp., Class A	2,424	73,617
Live Nation Entertainment, Inc.*	357	24,897
Match Group, Inc.*	1,014	42,071
Meta Platforms, Inc., Class A†*	646	77,740
Netflix, Inc.†*	242	71,361
News Corp., Class A	83	1,511
Take-Two Interactive Software, Inc.†*	24	2,499
		913,131
Pharmaceuticals, Biotechnology & Life Sciences — 13.7%
Bristol-Myers Squibb Co.†	2,484	178,724
Danaher Corp.†	104	27,604
Gilead Sciences, Inc.	201	17,256
Illumina, Inc.†*	23	4,651
Johnson & Johnson†	976	172,410
Merck & Co., Inc.†	1,911	212,025
Moderna, Inc.†*	938	168,484
Organon & Co.	1,624	45,358
Pfizer, Inc.†	1,176	60,258
		886,770
Real Estate — 1.7%
Essex Property Trust, Inc., REIT	120	25,430
Realty Income Corp., REIT	1,149	72,881
Weyerhaeuser Co., REIT	306	9,486
		107,797
Retailing — 7.7%
Amazon.com, Inc.†*	1,445	121,380
AutoZone, Inc.†*	12	29,594
Bath & Body Works, Inc.	307	12,937
Best Buy Co., Inc.†	39	3,128
Dollar General Corp.	113	27,826
eBay, Inc.†	2,328	96,542
Genuine Parts Co.	495	85,888
Home Depot, Inc. (The)†	108	34,113
Lowe's Cos., Inc.†	245	48,814
O'Reilly Automotive, Inc.*	1	844
Pool Corp.	45	13,605
Ross Stores, Inc.	185	21,473
TJX Cos., Inc. (The)	34	2,706
		498,850
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 7.1%
Applied Materials, Inc.	322	$ 31,356
Broadcom, Inc.	24	13,419
Enphase Energy, Inc.†*	419	111,018
Lam Research Corp.	172	72,292
Qorvo, Inc.†*	1,662	150,644
QUALCOMM, Inc.†	748	82,235
Teradyne, Inc.	18	1,572
		462,536
Software & Services — 17.8%
Accenture PLC, Class A (Ireland)†	188	50,166
Adobe, Inc.†*	250	84,132
Akamai Technologies, Inc.†*	2,337	197,009
Fidelity National Information Services, Inc.	310	21,034
Gen Digital, Inc.†	801	17,165
International Business Machines Corp.	56	7,890
Jack Henry & Associates, Inc.	383	67,239
Mastercard, Inc., Class A†	137	47,639
Microsoft Corp.†	1,058	253,730
PayPal Holdings, Inc.†*	2,371	168,863
Roper Technologies, Inc.†	16	6,913
Salesforce, Inc.†*	818	108,459
VeriSign, Inc.†*	297	61,016
Visa, Inc., Class A†	294	61,081
		1,152,336
Technology Hardware & Equipment — 9.8%
Amphenol Corp., Class A	565	43,019
Apple, Inc.†	2,193	284,937
Cisco Systems, Inc.†	2,444	116,432
F5, Inc.†*	724	103,901
NetApp, Inc.	212	12,733
TE Connectivity Ltd. (Switzerland)	33	3,788
Zebra Technologies Corp., Class A†*	272	69,744
		634,554
Telecommunication Services — 3.8%
AT&T, Inc.†	4,291	78,997
T-Mobile US, Inc.*	287	40,180
Verizon Communications, Inc.†	3,186	125,529
		244,706
Transportation — 5.5%
CH Robinson Worldwide, Inc.†	1,318	120,676
Expeditors International of Washington, Inc.†	1,470	152,762
Southwest Airlines Co.*	289	9,731

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.†	110	$ 22,778
United Parcel Service, Inc., Class B†	306	53,195
		359,142
TOTAL COMMON STOCKS (Cost $8,375,731)		8,986,415

TOTAL LONG POSITIONS - 138.8% (Cost $8,375,731)		8,986,415
SHORT POSITIONS — (39.9)%
COMMON STOCKS — (39.9)%
Automobiles & Components — (0.4)%
Aptiv PLC (Jersey)*	(257)	(23,935)
Banks — (0.8)%
Comerica, Inc.	(79)	(5,281)
Fifth Third Bancorp	(170)	(5,578)
Huntington Bancshares, Inc.	(562)	(7,924)
KeyCorp.	(295)	(5,139)
Regions Financial Corp.	(983)	(21,193)
Zions Bancorp NA	(93)	(4,572)
		(49,687)
Capital Goods — (4.6)%
Boeing Co. (The)*	(221)	(42,098)
Cummins, Inc.	(62)	(15,022)
Eaton Corp. PLC (Ireland)	(80)	(12,556)
Generac Holdings, Inc.*	(540)	(54,356)
Howmet Aerospace, Inc.	(182)	(7,173)
Huntington Ingalls Industries, Inc.	(15)	(3,460)
Ingersoll Rand, Inc.	(135)	(7,054)
Parker-Hannifin Corp.	(152)	(44,232)
Quanta Services, Inc.	(95)	(13,537)
Raytheon Technologies Corp.	(319)	(32,193)
TransDigm Group, Inc.	(34)	(21,408)
United Rentals, Inc.*	(40)	(14,217)
Westinghouse Air Brake Technologies Corp.	(160)	(15,970)
Xylem, Inc.	(122)	(13,490)
		(296,766)
Commercial & Professional Services — (0.2)%
Copart, Inc.*	(14)	(852)
CoStar Group, Inc.*	(149)	(11,515)
Equifax, Inc.	(22)	(4,276)
		(16,643)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (1.2)%
Newell Brands, Inc.	(4,485)	$ (58,664)
PulteGroup, Inc.	(368)	(16,755)
		(75,419)
Consumer Services — (2.8)%
Caesars Entertainment, Inc.*	(936)	(38,938)
Carnival Corp. (Panama)*	(872)	(7,028)
Chipotle Mexican Grill, Inc.*	(13)	(18,037)
Darden Restaurants, Inc.	(208)	(28,773)
Las Vegas Sands Corp.*	(104)	(4,999)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(1,184)	(14,492)
Royal Caribbean Cruises Ltd. (Liberia)*	(978)	(48,343)
Starbucks Corp.	(67)	(6,646)
Wynn Resorts Ltd.*	(176)	(14,515)
		(181,771)
Diversified Financials — (3.2)%
American Express Co.	(17)	(2,512)
Ameriprise Financial, Inc.	(41)	(12,766)
Capital One Financial Corp.	(111)	(10,318)
Discover Financial Services	(148)	(14,479)
Invesco Ltd. (Bermuda)	(1,218)	(21,912)
Moody's Corp.	(82)	(22,847)
Morgan Stanley	(178)	(15,133)
MSCI, Inc.	(70)	(32,562)
Raymond James Financial, Inc.	(156)	(16,669)
State Street Corp.	(282)	(21,875)
Synchrony Financial	(1,192)	(39,169)
		(210,242)
Energy — (1.4)%
ONEOK, Inc.	(380)	(24,966)
Targa Resources Corp.	(824)	(60,564)
Williams Cos., Inc. (The)	(258)	(8,488)
		(94,018)
Health Care Equipment & Services — (5.1)%
Align Technology, Inc.*	(272)	(57,365)
Becton Dickinson and Co.	(84)	(21,361)
Boston Scientific Corp.*	(197)	(9,115)
Dexcom, Inc.*	(266)	(30,122)
IDEXX Laboratories, Inc.*	(75)	(30,597)
Intuitive Surgical, Inc.*	(107)	(28,392)
ResMed, Inc.	(133)	(27,681)
STERIS PLC (Ireland)	(225)	(41,555)
Stryker Corp.	(81)	(19,804)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Universal Health Services, Inc., Class B	(281)	$ (39,590)
Zimmer Biomet Holdings, Inc.	(171)	(21,803)
		(327,385)
Household & Personal Products — (0.6)%
Estee Lauder Cos., Inc. (The), Class A	(156)	(38,705)
Insurance — (2.1)%
Allstate Corp. (The)	(129)	(17,493)
American International Group, Inc.	(302)	(19,099)
Hartford Financial Services Group, Inc. (The)	(345)	(26,161)
Lincoln National Corp.	(906)	(27,832)
Principal Financial Group, Inc.	(73)	(6,126)
Prudential Financial, Inc.	(350)	(34,811)
Willis Towers Watson PLC (Ireland)	(11)	(2,690)
		(134,212)
Materials — (1.6)%
Albemarle Corp.	(88)	(19,084)
DuPont de Nemours, Inc.	(155)	(10,638)
Ecolab, Inc.	(24)	(3,493)
Freeport-McMoRan, Inc.	(886)	(33,668)
Martin Marietta Materials, Inc.	(62)	(20,954)
PPG Industries, Inc.	(32)	(4,024)
Vulcan Materials Co.	(71)	(12,433)
		(104,294)
Media & Entertainment — (1.4)%
DISH Network Corp., Class A*	(4,106)	(57,648)
Walt Disney Co. (The)*	(388)	(33,710)
		(91,358)
Pharmaceuticals, Biotechnology & Life Sciences — (4.9)%
Agilent Technologies, Inc.	(178)	(26,638)
Biogen, Inc.*	(88)	(24,369)
Bio-Rad Laboratories, Inc., Class A*	(73)	(30,696)
Bio-Techne Corp.	(421)	(34,893)
Catalent, Inc.*	(920)	(41,409)
Charles River Laboratories International, Inc.*	(110)	(23,969)
IQVIA Holdings, Inc.*	(132)	(27,045)
Mettler-Toledo International, Inc.*	(23)	(33,245)
PerkinElmer, Inc.	(294)	(41,225)
Thermo Fisher Scientific, Inc.	(3)	(1,652)
Waters Corp.*	(104)	(35,628)
		(320,769)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Real Estate — (0.6)%
Equinix, Inc., REIT	(15)	$ (9,826)
Host Hotels & Resorts, Inc., REIT	(48)	(770)
Iron Mountain, Inc., REIT	(439)	(21,884)
Regency Centers Corp., REIT	(80)	(5,000)
		(37,480)
Retailing — (0.4)%
Advance Auto Parts, Inc.	(4)	(588)
CarMax, Inc.*	(109)	(6,637)
Etsy, Inc.*	(121)	(14,493)
Tractor Supply Co.	(11)	(2,475)
		(24,193)
Semiconductors & Semiconductor Equipment — (2.7)%
Advanced Micro Devices, Inc.*	(492)	(31,867)
Analog Devices, Inc.	(13)	(2,132)
First Solar, Inc.*	(25)	(3,745)
Intel Corp.	(1,985)	(52,463)
Monolithic Power Systems, Inc.	(67)	(23,692)
NVIDIA Corp.	(393)	(57,433)
Skyworks Solutions, Inc.	(43)	(3,919)
		(175,251)
Software & Services — (1.9)%
Ceridian HCM Holding, Inc.*	(292)	(18,732)
DXC Technology Co.*	(95)	(2,518)
Fortinet, Inc.*	(273)	(13,347)
Global Payments, Inc.	(167)	(16,586)
Intuit, Inc.	(20)	(7,784)
Paychex, Inc.	(6)	(693)
Paycom Software, Inc.*	(48)	(14,895)
PTC, Inc.*	(279)	(33,491)
Tyler Technologies, Inc.*	(55)	(17,733)
		(125,779)
Technology Hardware & Equipment — (1.2)%
Juniper Networks, Inc.	(201)	(6,424)
Trimble, Inc.*	(540)	(27,302)
Western Digital Corp.*	(1,320)	(41,646)
		(75,372)
Transportation — (0.2)%
FedEx Corp.	(42)	(7,274)
JB Hunt Transport Services, Inc.	(36)	(6,277)
		(13,551)
Utilities — (2.6)%
Alliant Energy Corp.	(286)	(15,790)
American Water Works Co., Inc.	(235)	(35,819)
Atmos Energy Corp.	(7)	(785)

GOTHAM HEDGED CORE FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
	Number of Shares	Value

COMMON STOCKS — (Continued)
Utilities — (Continued)
CenterPoint Energy, Inc.	(825)	$ (24,742)
Edison International	(808)	(51,405)
Entergy Corp.	(26)	(2,925)
FirstEnergy Corp.	(12)	(503)
NiSource, Inc.	(691)	(18,947)
Pinnacle West Capital Corp.	(200)	(15,208)
WEC Energy Group, Inc.	(8)	(750)
		(166,874)
TOTAL COMMON STOCKS (Proceeds $2,937,591)		(2,583,704)

TOTAL SHORT POSITIONS - (39.9)% (Proceeds $2,937,591)		(2,583,704)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		69,109
NET ASSETS - 100.0%		$6,471,820

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2022.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.